SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  39  (File No. 33-5102)                     [X]
                              ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  40  (File No. 811-4647)                                   [X]
              ----

AXP SPECIAL TAX-EXEMPT SERIES TRUST
50606 AXP  Financial  Center
Minneapolis, Minnesota 55474

Leslie L. Ogg - 901 Marquette Avenue South, Suite 2810
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on August 27, 2004 pursuant to  paragraph  (b)
[ ] 60 days after filing pursuant to paragraph  (a)(10
[ ] on (date) pursuant to paragraph  (a)(1)
[ ] 75 days after filing  pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AXP(R) California Tax-Exempt Fund
AXP(R) Massachusetts Tax-Exempt Fund
AXP(R) Michigan Tax-Exempt Fund
AXP(R) Minnesota Tax-Exempt Fund
AXP(R) New York Tax-Exempt Fund
AXP(R) Ohio Tax-Exempt Fund

Each Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from the respective state and local income tax.

Prospectus


Aug. 27, 2004


Please note that each Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank or government agency

o  is not guaranteed to achieve its goal

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)

Table of Contents

TAKE A CLOSER LOOK AT:


The Fund                                   3p

Goal                                       3p

Principal Investment Strategies            3p

Principal Risks                            4p

Past Performance                           6p

Fees and Expenses                         14p

Investment Manager                        20p

Other Securities and
   Investment Strategies                  21p

Buying and Selling Shares                 21p

Valuing Fund Shares                       22p

Investment Options                        22p

Purchasing Shares                         24p

Transactions Through Third Parties        26p

Sales Charges                             26p

Exchanging/Selling Shares                 30p

Distributions and Taxes                   33p

Financial Highlights                      35p

Appendix                                  53p



--------------------------------------------------------------------------------
2p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

The Fund

GOAL

Each Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from the respective state and local tax. Because any investment involves risk, achieving these goals cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Each of the California, Massachusetts, Michigan, Minnesota, New York and Ohio Tax-Exempt Funds is a non-diversified mutual fund that, under normal market conditions, invests at least 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as from the respective state and local income tax. Each Fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds. Each Fund also may invest up to 20% of its net assets in debt obligations whose interest is subject to the alternative minimum tax computation. Additionally, each Fund may invest up to 25% of its net assets in lower-quality bonds (junk bonds).

In pursuit of each Fund's goal, American Express Financial Corporation (AEFC), the Funds' investment manager, chooses investments by:

o Considering opportunities and risks given current and expected interest rates.

o Identifying obligations in sectors which, due to supply and demand, are offering higher yields than comparable instruments.

o    Identifying obligations that:

     o    are investment-grade,

     o have coupons and/or maturities that are consistent with AEFC's interest rate outlook, and

     o    are expected to outperform other  securities on a risk-adjusted  basis
          (i.e.,  after  considering  coupon,   sinking  fund  provision,   call
          protection, and quality).

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

     o    The security is overvalued relative to alternative investments.

     o The issuer's credit rating declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell).

     o Political, economic, or other events could affect the issuer's performance.

     o    AEFC expects the issuer to call the security.

     o    AEFC identifies a more attractive opportunity.

Unusual Market Conditions


During unusual market conditions, each Fund may invest more of its assets in money market securities or certain taxable investments than during normal market conditions. Although a Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.



--------------------------------------------------------------------------------
3p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in each Fund include:

     Market Risk

     Interest Rate Risk

     Credit Risk

     Legal/Legislative Risk

     Sector/Concentration Risk

     Style Risk

For details regarding economic conditions and other recent developments in each state please see the SAI.

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Interest Rate Risk


The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Each Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, it may be more susceptible to a single economic, political or regulatory occurrence than a diversified fund.


--------------------------------------------------------------------------------
4p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

Style Risk

Each Fund invests primarily in municipal obligations. The yields on these securities are dependent on a variety of factors, including the financial condition of the issuer or other obligor or the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, and the rating of the issue.

Although, these factors will apply to each Fund, each Fund will experience particular sensitivity to local conditions -- such as political and economic changes, adverse conditions to an industry significant to the area, and other developments. In recessionary periods, more issuers may default on their obligations.

The following discussion provides background information about the economies of those geographic areas in which each Fund may invest a significant portion of its assets. These summaries are general in nature and economic conditions in a particular state may change at any time. Please see the SAI for additional state-specific risk factors.


AXP California Tax-Exempt Fund -- California's large, diversified, and wealthy economy has performed fairly close to the nation in recent years, and is currently seeing a trend of moderate recovery in the private sector employment and personal income growth. California's employment has roughly mirrored the nation, although state personal income growth has lagged.

AXP Massachusetts Tax-Exempt Fund -- Massachusetts is showing early signs of stabilization despite still experiencing the effects of economic slowdown. The state's high debt burden has increased in recent years due in part to the state's sharing the costs of the Central Artery/Tunnel Project. The state's unemployment rate has crept upward over the past year and registered 5.9% in December 2003, above the national rate, which was 5.7% the same month.

AXP Michigan Tax-Exempt Fund -- Michigan entered the economic decline early and has consequently faced more prolonged revenue deterioration. While there are signs that a turnaround in the national economy is taking hold, recovery in the manufacturing sector is lagging. Similar to the nation, Michigan's job losses in manufacturing account for the largest portion of total employment decline. Over the past two and a half years, Michigan has lost 291,000 jobs, over half of which were in manufacturing.

AXP Minnesota Tax-Exempt Fund -- Minnesota's local economy continues to weather the economic slowdown. The state's unemployment remained well below national averages at 4.7% in December 2003. The national unemployment rate in December averaged 5.7%. Despite lower-than-average unemployment rate, job losses, most notably in the manufacturing and government sectors, continue to plague the state's economy.

AXP New York Tax-Exempt Fund -- New York's economy is slowly recovering, in large part due to improvement in the securities industry, which remains a critical component of the economic base. Although the state's economic base has been improving, the gains have not been consistent across the state, and many urban centers are strained.

AXP Ohio Tax-Exempt Fund -- The economic slowdown of almost three years has been broad-based and has affected all sectors. Although the state has continued to diversify away from a manufacturing-dominated economy to a more balanced service-and trade-oriented economy, manufacturing remains very important to the overall economy. The state's unemployment was 6% in 2003, which was on par with the national average.



--------------------------------------------------------------------------------
5p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year shown on the chart below, and

o    how the Fund's average annual total returns compare to recognized indexes.


How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.

                       CALIFORNIA -- CLASS A PERFORMANCE*
                            (based on calendar years)

 20%

 15%      +15.23%
                                           +12.92%
 10%
                       +7.93%                           +7.29%
  5%                          +5.93%
                 +3.46%                           +3.29%         +4.14%
  0%
                                     -4.37%
 -5% -5.27%

-10%

      1994  1995   1996  1997   1998   1999  2000   2001  2002    2003

During the period shown in the bar chart, the highest return for a calendar quarter was +7.10% (quarter ending March 1995) and the lowest return for a calendar quarter was -4.90% (quarter ending March 1994).


* The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown above because of differences in expenses.


The Fund's Class A year to date return as of June 30, 2004 was -0.78%.



--------------------------------------------------------------------------------
6p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

                      MASSACHUSETTS -- CLASS A PERFORMANCE*
                            (based on calendar years)

 20%

 15%          +15.49%
                                               +10.11%
 10%
                           +8.31%                           +6.91%
  5%                              +5.79%              +5.13%
                     +3.32%                                        +3.71%
  0%
                                         -4.56%
 -5%    -5.20%

-10%

         1994  1995   1996  1997   1998   1999  2000   2001  2002   2003


During the period shown in the bar chart, the highest return for a calendar quarter was +7.08% (quarter ending March 1995) and the lowest return for a calendar quarter was -5.40% (quarter ending March 1994).


* The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown above because of differences in expenses.


The Fund's Class A year to date return as of June 30, 2004 was -1.00%.


                        MICHIGAN -- CLASS A PERFORMANCE*
                            (based on calendar years)
 20%

 15%         +16.11%

 10%                                          +9.13%
                          +7.53%                           +8.02%
  5%                             +5.73%              +5.14%
                    +2.78%                                         +4.32%
  0%
                                        -4.16%
 -5%   -4.86%

        1994  1995   1996  1997   1998   1999  2000   2001  2002    2003


During the period shown in the bar chart, the highest return for a calendar quarter was +7.02% (quarter ending March 1995) and the lowest return for a calendar quarter was -5.00% (quarter ending March 1994).


* The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown above because of differences in expenses.


The Fund's Class A year to date return as of June 30, 2004 was -0.51%.



--------------------------------------------------------------------------------
7p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

                        MINNESOTA -- CLASS A PERFORMANCE*
                            (based on calendar years)
 15%          +14.86%

 12%
                                              +10.03%
  9%
                           +8.42%                           +7.79%
  6%                              +5.96%
                     +3.57%                         +4.90%         +5.02%
  3%

  0%

 -3%                                     -3.86%
        -4.31%
 -6%

         1994  1995   1996  1997   1998   1999  2000   2001  2002   2003


During the period shown in the bar chart, the highest return for a calendar quarter was +6.68% (quarter ending March 1995) and the lowest return for a calendar quarter was -5.03% (quarter ending March 1994).


* The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown above because of differences in expenses.


The Fund's Class A year to date return as of June 30, 2004 was -0.93%.


                        NEW YORK -- CLASS A PERFORMANCE*
                            (based on calendar years)

 15%
            +13.41%
 12%
                                               +11.21%
  9%                       +8.81%                           +9.15%

  6%
                                  +5.76%              +3.81%       +3.97%
  3%                 +2.79%

  0%

 -3%
                                         -4.26%
 -6%    -5.04%

         1994  1995   1996  1997   1998   1999  2000   2001  2002   2003


During the period shown in the bar chart, the highest return for a calendar quarter was +6.21% (quarter ending September 2002) and the lowest return for a calendar quarter was -5.08% (quarter ending March 1994).


* The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown above because of differences in expenses.


The Fund's Class A year to date return as of June 30, 2004 was -0.83%.



--------------------------------------------------------------------------------
8p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

                          OHIO -- CLASS A PERFORMANCE*
                            (based on calendar years)
 15%          +14.51%

 12%

  9%                                           +9.94%
                           +7.95%                           +7.01%
  6%
                                  +5.77%              +4.73%       +4.10%
  3%                 +3.32%

  0%

 -3%                                     -3.74%
        -4.79%
 -6%

         1994  1995   1996  1997   1998   1999  2000   2001  2002   2003


During the period shown in the bar chart, the highest return for a calendar quarter was +6.89% (quarter ending March 1995) and the lowest return for a calendar quarter was -5.06% (quarter ending March 1994).


* The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown above because of differences in expenses.


The Fund's Class A year to date return as of June 30, 2004 was -1.31%.

Average Annual Total Returns (as of Dec. 31, 2003)
                                                                                                Since           Since
                                                           1 year     5 years   10 years    inception (B)   inception (C)
California:
   Class A
     Return before taxes                                   -0.81%     +3.49%     +4.36%          N/A             N/A
     Return after taxes on distributions                   -2.42%     +3.15%     +4.16%          N/A             N/A
     Return after taxes on distributions
     and sale of fund shares                               -0.32%     +3.33%     +4.26%          N/A             N/A
   Class B
     Return before taxes                                   -0.78%     +3.51%       N/A        +4.67%(a)          N/A
   Class C
     Return before taxes                                   +3.15%       N/A        N/A           N/A          +5.52%(c)
Lehman Brothers California Municipal Bond Index
(reflects no deduction for fees,
expenses or taxes)                                         +4.87%     +6.98%     +5.99%       +6.74%(b)       +7.29%(d)
Lehman Brothers Municipal Bond Index
(reflects no deduction for fees,
expenses or taxes)                                         +5.31%     +5.83%     +6.03%       +6.73%(b)       +7.72%(d)
Lipper California Municipal Debt Funds Index               +4.57%     +4.86%     +5.33%       +6.11%(b)       +6.88%(d)



--------------------------------------------------------------------------------
9p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2003) (continued)
                                                                                                Since           Since
                                                           1 year     5 years   10 years    inception (B)   inception (C)
Massachusetts:
   Class A
     Return before taxes                                   -1.21%     +3.14%     +4.22%          N/A             N/A
     Return after taxes on distributions                   -2.70%     +2.81%     +4.06%          N/A             N/A
     Return after taxes on distributions
     and sale of fund shares                               -0.79%     +3.01%     +4.14%          N/A             N/A
   Class B
     Return before taxes                                   -1.04%     +3.19%       N/A        +4.52%(a)          N/A
   Class C
     Return before taxes                                   +2.92%       N/A        N/A           N/A          +5.55%(c)
Lehman Brothers Massachusetts Municipal
Bond Index (reflects no deduction for fees,
expenses or taxes)                                         +5.22%     +7.26%     +6.13%       +6.77%(b)       +7.94%(d)
Lehman Brothers Municipal Bond Index
(reflects no deduction for fees,
expenses or taxes)                                         +5.31%     +5.83%     +6.03%       +6.73%(b)       +7.72%(d)
Lipper Massachusetts Municipal Debt Funds Index            +5.06%     +5.07%     +5.34%       +6.01%(b)       +7.38%(d)

Michigan:
   Class A
     Return before taxes                                   -0.63%     +3.37%     +4.30%          N/A             N/A
     Return after taxes on distributions                   -2.32%     +2.97%     +4.04%          N/A             N/A
     Return after taxes on distributions
     and sale of fund shares                               -0.34%     +3.20%     +4.16%          N/A             N/A
   Class B
     Return before taxes                                   -0.43%     +3.43%       N/A        +4.56%(a)          N/A
   Class C
     Return before taxes                                   +3.53%       N/A        N/A           N/A          +5.90%(c)
Lehman Brothers Michigan Municipal Bond Index
(reflects no deduction for fees,
expenses or taxes)                                         +5.47%     +7.29%     +6.21%       +6.88%(b)       +8.03%(d)
Lehman Brothers Municipal Bond Index
(reflects no deduction for fees,
expenses or taxes)                                         +5.31%     +5.83%     +6.03%       +6.73%(b)       +7.72%(d)
Lipper Michigan Municipal Debt Funds Index                 +4.44%     +4.78%     +5.03%(c)    +5.68%(b)       +6.93%(d)



--------------------------------------------------------------------------------
10p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2003) (continued)
                                                                                                Since           Since
                                                           1 year     5 years   10 years    inception (B)   inception (C)
Minnesota:
   Class A
     Return before taxes                                   +0.04%     +3.69%     +4.60%          N/A             N/A
     Return after taxes on distributions                   -1.27%     +3.41%     +4.46%          N/A             N/A
     Return after taxes on distributions
     and sale of fund shares                               +0.00%     +3.56%     +4.52%          N/A             N/A
   Class B
     Return before taxes                                   +0.24%     +3.75%       N/A        +4.88%(a)          N/A
   Class C
     Return before taxes                                   +4.23%       N/A        N/A           N/A          +6.02%(c)
Lehman Brothers Minnesota Municipal Bond Index
(reflects no deduction for fees,
expenses or taxes)                                         +5.76%     +6.96%     +5.79%       +6.50%(b)       +7.56%(d)
Lehman Brothers Municipal Bond Index
(reflects no deduction for fees,
expenses or taxes)                                         +5.31%     +5.83%     +6.03%       +6.73%(b)       +7.72%(d)
Lipper Minnesota Municipal Debt Funds Index                +5.21%     +4.82%     +5.09%       +5.67%(b)       +7.00%(d)

New York:
   Class A
     Return before taxes                                   -0.97%     +3.62%     +4.29%          N/A             N/A
     Return after taxes on distributions                   -2.70%     +3.24%     +4.10%          N/A             N/A
     Return after taxes on distributions
     and sale of fund shares                               -0.46%     +3.42%     +4.20%          N/A             N/A
   Class B
     Return before taxes                                   -0.74%     +3.69%       N/A        +4.67%(a)          N/A
   Class C
     Return before taxes                                   +3.19%       N/A        N/A           N/A          +6.02%(c)
Lehman Brothers New York Municipal Bond Index
(reflects no deduction for fees,
expenses or taxes)                                         +5.29%     +7.26%     +6.16%       +6.93%(b)       +7.69%(d)
Lehman Brothers Municipal Bond Index
(reflects no deduction for fees,
expenses or taxes)                                         +5.31%     +5.83%     +6.03%       +6.73%(b)       +7.72%(d)
Lipper New York Municipal Debt Funds Index                 +4.95%     +4.87%     +5.07%       +5.91%(b)       +7.25%(d)



--------------------------------------------------------------------------------
11p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2003) (continued)
                                                                                                Since           Since
                                                           1 year     5 years   10 years    inception (B)   inception (C)
Ohio:
   Class A
     Return before taxes                                   -0.85%     +3.30%     +4.22%          N/A             N/A
     Return after taxes on distributions                   -2.30%     +2.91%     +4.02%          N/A             N/A
     Return after taxes on distributions
     and sale of fund shares                               -0.51%     +3.14%     +4.13%          N/A             N/A
   Class B
     Return before taxes                                   -0.67%     +3.36%       N/A        +4.50%(a)          N/A
   Class C
     Return before taxes                                   +3.11%       N/A        N/A           N/A          +5.38%(c)
Lehman Brothers Ohio Municipal Bond Index
(reflects no deduction for fees,
expenses or taxes)                                         +5.24%     +7.03%     +5.80%       +6.46%(b)       +7.61%(d)
Lehman Brothers Municipal Bond Index
(reflects no deduction for fees,
expenses or taxes)                                         +5.31%     +5.83%     +6.03%       +6.73%(b)       +7.72%(d)
Lipper Ohio Municipal Debt Funds Index                     +5.09%     +5.01%     +5.29%       +5.90%(b)       +7.16%(d)


(a) Inception date was March 20, 1995.

(b) Measurement period started April 1, 1995.

(c) Inception date was June 26, 2000.

(d) Measurement period started July 1, 2000.

Before-Tax Returns

This table shows total returns from hypothetical investments in Class A, Class B and Class C shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of different classes varies because of differences in sales charges and fees.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.


--------------------------------------------------------------------------------
12p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

For purposes of this calculation we assumed:

o   the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o    no sales charge for Class C shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

The Lehman Brothers California Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index includes investment-grade, tax-exempt, and fixed-rate bonds issued in the state of California. All securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million.

The Lehman Brothers Massachusetts Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index includes investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Massachusetts. All securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million.

The Lehman Brothers Michigan Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index includes investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Michigan. All securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million.

The Lehman Brothers Minnesota Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index includes investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Minnesota. All securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million.

The Lehman Brothers New York Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index includes investment-grade, tax-exempt, and fixed-rate bonds issued in the state of New York. All securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million.

The Lehman Brothers Ohio Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index includes investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Ohio. All securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million.

Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper California Municipal Debt Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


--------------------------------------------------------------------------------
13p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

The Lipper Massachusetts Municipal Debt Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The Lipper Michigan Municipal Debt Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The Lipper Minnesota Municipal Debt Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The Lipper New York Municipal Debt Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The Lipper Ohio Municipal Debt Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees (fees paid directly from your investment)
                                                                    Class A    Class B    Class C
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                  4.75%      none       none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none(b)     5%        1%(c)


Annual Fund operating expenses (expenses that are deducted from Fund assets)


California
As a percentage of average daily net assets:    Class A    Class B    Class C
Management fees                                  0.47%      0.47%      0.47%
Distribution (12b-1) fees                        0.25%      1.00%      1.00%
Other expenses(e)                                0.14%      0.14%      0.15%
Total                                            0.86%      1.61%      1.62%


--------------------------------------------------------------------------------
14p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

Annual Fund operating expenses(d) (expenses that are deducted from Fund assets)


Massachusetts
As a percentage of average daily net assets:    Class A    Class B    Class C
Management fees                                  0.47%      0.47%      0.47%
Distribution (12b-1) fees                        0.25%      1.00%      1.00%
Other expenses(e)                                0.21%      0.22%      0.22%
Total                                            0.93%      1.69%      1.69%
Fee waiver/expense reimbursement                 0.05%      0.05%      0.05%
Net expenses                                     0.88%      1.64%      1.64%


Annual Fund operating expenses(d) (expenses that are deducted from Fund assets)


Michigan
As a percentage of average daily net assets:    Class A    Class B    Class C
Management fees                                  0.47%      0.47%      0.47%
Distribution (12b-1) fees                        0.25%      1.00%      1.00%
Other expenses(e)                                0.22%      0.23%      0.23%
Total                                            0.94%      1.70%      1.70%
Fee waiver/expense reimbursement                 0.06%      0.06%      0.06%
Net expenses                                     0.88%      1.64%      1.64%


Annual Fund operating expenses (expenses that are deducted from Fund assets)


Minnesota
As a percentage of average daily net assets:    Class A    Class B    Class C
Management fees                                  0.46%      0.46%      0.46%
Distribution (12b-1) fees                        0.25%      1.00%      1.00%
Other expenses(e)                                0.13%      0.13%      0.14%
Total                                            0.84%      1.59%      1.60%


Annual Fund operating expenses(d) (expenses that are deducted from Fund assets)


New York
As a percentage of average daily net assets:    Class A    Class B    Class C
Management fees                                  0.47%      0.47%      0.47%
Distribution (12b-1) fees                        0.25%      1.00%      1.00%
Other expenses(e)                                0.21%      0.22%      0.22%
Total                                            0.93%      1.69%      1.69%
Fee waiver/expense reimbursement                 0.05%      0.05%      0.05%
Net expenses                                     0.88%      1.64%      1.64%


--------------------------------------------------------------------------------
15p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

Annual Fund operating expenses(d) (expenses that are deducted from Fund assets)


Ohio
As a percentage of average daily net assets:    Class A    Class B    Class C
Management fees                                  0.47%      0.47%      0.47%
Distribution (12b-1) fees                        0.25%      1.00%      1.00%
Other expenses(e)                                0.23%      0.24%      0.24%
Total                                            0.95%      1.71%      1.71%
Fee waiver/expense reimbursement                 0.07%      0.07%      0.07%
Net expenses                                     0.88%      1.64%      1.64%


(a) This charge may be reduced depending on the value of your total investments in American Express mutual funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) AEFC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2005. Under this agreement, net expenses will not exceed 0.88% for Class A; 1.64% for Class B and 1.64% for Class C.

(e) Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.



--------------------------------------------------------------------------------
16p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

California

Assume you invest $10,000 and the Fund earns a 5% annual return each year. The operating expenses remain the same each year. You would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


                          1 year       3 years      5 years      10 years
Class A(a)                 $559         $737         $930        $1,489
Class B                    $564(b)      $808(b)      $977(b)     $1,714(c)
Class C                    $165         $511         $882        $1,927


(a)  Includes a 4.75% sales charge.


(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


You would pay the following expenses if you did not redeem your shares:


                          1 year       3 years      5 years      10 years
Class A(a)                 $559         $737         $930        $1,489
Class B                    $164         $508         $877        $1,714(b)
Class C                    $165         $511         $882        $1,927


(a)  Includes a 4.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

Massachusetts

Assume you invest $10,000 and the Fund earns a 5% annual return each year. The operating expenses remain the same each year. You would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


                          1 year       3 years      5 years      10 years
Class A(a)                 $561         $753         $  961      $1,564
Class B                    $567(b)      $828(b)      $1,014(b)   $1,796(c)
Class C                    $167         $528         $  914      $1,999


(a)  Includes a 4.75% sales charge.


(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


You would pay the following expenses if you did not redeem your shares:


                          1 year       3 years      5 years      10 years
Class A(a)                 $561         $753         $961        $1,564
Class B                    $167         $528         $914        $1,796(b)
Class C                    $167         $528         $914        $1,999


(a)  Includes a 4.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


--------------------------------------------------------------------------------
17p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

Michigan

Assume you invest $10,000 and the Fund earns a 5% annual return each year. The operating expenses remain the same each year. You would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


                          1 year       3 years      5 years      10 years
Class A(a)                 $561         $755         $  966      $1,574
Class B                    $567(b)      $830(b)      $1,018(b)   $1,806(c)
Class C                    $167         $530         $  918      $2,009


(a)  Includes a 4.75% sales charge.


(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


You would pay the following expenses if you did not redeem your shares:


                          1 year       3 years      5 years      10 years
Class A(a)                 $561         $755         $966        $1,574
Class B                    $167         $530         $918        $1,806(b)
Class C                    $167         $530         $918        $2,009


(a)  Includes a 4.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

Minnesota

Assume you invest $10,000 and the Fund earns a 5% annual return each year. The operating expenses remain the same each year. You would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


                          1 year       3 years      5 years      10 years
Class A(a)                 $557         $731         $920        $1,467
Class B                    $562(b)      $802(b)      $967(b)     $1,692(c)
Class C                    $163         $505         $872        $1,905


(a)  Includes a 4.75% sales charge.


(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


You would pay the following expenses if you did not redeem your shares:


                          1 year       3 years      5 years      10 years
Class A(a)                 $557         $731         $920        $1,467
Class B                    $162         $502         $867        $1,692(b)
Class C                    $163         $505         $872        $1,905


(a)  Includes a 4.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


--------------------------------------------------------------------------------
18p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

New York

Assume you invest $10,000 and the Fund earns a 5% annual return each year. The operating expenses remain the same each year. You would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


                          1 year       3 years      5 years      10 years
Class A(a)                 $561         $753         $  961      $1,564
Class B                    $567(b)      $828(b)      $1,014(b)   $1,796(c)
Class C                    $167         $528         $  914      $1,999


(a)  Includes a 4.75% sales charge.


(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


You would pay the following expenses if you did not redeem your shares:


                          1 year       3 years      5 years      10 years
Class A(a)                 $561         $753         $961        $1,564
Class B                    $167         $528         $914        $1,796(b)
Class C                    $167         $528         $914        $1,999


(a)  Includes a 4.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

Ohio

Assume you invest $10,000 and the Fund earns a 5% annual return each year. The operating expenses remain the same each year. You would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


                          1 year       3 years      5 years      10 years
Class A(a)                 $561         $757         $  970      $1,584
Class B                    $567(b)      $832(b)      $1,023(b)   $1,816(c)
Class C                    $167         $532         $  923      $2,019


(a)  Includes a 4.75% sales charge.


(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


You would pay the following expenses if you did not redeem your shares:


                          1 year       3 years      5 years      10 years
Class A(a)                 $561         $757         $970        $1,584
Class B                    $167         $532         $923        $1,816(b)
Class C                    $167         $532         $923        $2,019


(a)  Includes a 4.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.


These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.


--------------------------------------------------------------------------------
19p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

INVESTMENT MANAGER

AXP California Tax-Exempt Fund

AXP Massachusetts Tax-Exempt Fund

AXP Michigan Tax-Exempt Fund

AXP Minnesota Tax-Exempt Fund

AXP New York Tax-Exempt Fund

AXP Ohio Tax-Exempt Fund


The Funds' portfolios are managed by the municipal sector team, which is led by:

David Kerwin, Portfolio Manager, CFA

o    Leader of the municipal sector team.

o    Joined AEFC in 1985 as a municipal bond trader.

o    Began investment career in 1985.

o    BS, University of Minnesota.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

AEFC

Each Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.47% of the Fund's average daily net assets for California, 0.47% for Massachusetts, 0.47% for Michigan, 0.46% for Minnesota, 0.47% for New York and 0.47% for Ohio. Under the agreement, each Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as investment products.


--------------------------------------------------------------------------------
20p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

The Fund has received an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. Before the Fund may rely on the order, a majority of the Fund's outstanding voting securities will need to approve operating the Fund in this manner. If shareholder approval is received, the Fund may add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Each Fund may invest in other instruments, such as money market securities and short-term tax-exempt securities. Additionally, each Fund may use derivative instruments such as futures, options and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

Buying and Selling Shares

References to "Fund" throughout the remainder of this prospectus refers to AXP California Tax-Exempt Fund, AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund, and AXP Ohio Tax-Exempt Fund, singularly or collectively as the context requires.


The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B and C shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc. (the Distributor), you may buy or sell shares through third parties, including banks, brokers, and investment advisers. Where authorized by the Fund, orders in good form are priced using the NAV next determined after your order is placed with the third party. Good form or good order means that your instructions have been received in the form required by the Distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor. If you buy or redeem shares through a third party, consult that firm to determine whether your order will be priced at the time it is placed with the third party or at the time it is placed with the Fund. The third party may charge a fee for its services.


--------------------------------------------------------------------------------
21p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

VALUING FUND SHARES

The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open.


The Fund's securities are valued primarily on the basis of market quotations. However, securities will be valued at fair value if reliable quotations are not readily available. Securities also will be valued at fair value if their value has been materially affected by events after the close of the primary exchanges or markets on which they trade and before the NAV is calculated. This occurs most commonly with foreign securities, but may occur in other cases. The Board has adopted fair value procedures for pricing securities under certain circumstances. These procedures are used (1) when market prices for securities are not readily available, (2) when available prices are deemed unreliable, or
(3) when a significant event has occurred that is not reflected in available prices. The fair value of a security is likely to be different from the quoted or published price. Fair value procedures are approved by the Fund's Board of Directors. Certain short-term securities are valued at amortized cost. Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.

3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00% (may be subject to a CDSC).


--------------------------------------------------------------------------------
22p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

Investment options summary


The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.


The following table shows the key features of each class:

------------------- ----------------- ----------------- ------------------
                    Class A           Class B           Class C
------------------- ----------------- ----------------- ------------------
Availability        Available to      Available to      Available to all
                    all investors.    all investors.    investors.
------------------- ----------------- ----------------- ------------------
Initial Sales       Yes. Payable at   No. Entire        No. Entire
Charge              time of           purchase price    purchase price
                    purchase. Lower   is invested in    is invested in
                    sales charge      shares of  the    shares of  the
                    for larger        Fund.             Fund.
                    investments.
------------------- ----------------- ----------------- ------------------
Deferred Sales      On purchases      Maximum 5% CDSC   1% CDSC applies
Charge              over              during the        if you sell your
                    $1,000,000, 1%    first year        shares less than
                    CDSC applies if   decreasing to     one year after
                    you sell your     0% after six      purchase.
                    shares less       years.
                    than one year
                    after purchase.
------------------- ----------------- ----------------- ------------------
Distribution        Yes.* 0.25%       Yes.* 1.00%       Yes.* 1.00%
and/or
Shareholder
Service Fee
------------------- ----------------- ----------------- ------------------
Conversion to       N/A               Yes,              No.
Class A                               automatically
                                      in ninth
                                      calendar year
                                      of ownership.
------------------- ----------------- ----------------- ------------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

Should you purchase Class A, Class B or Class C shares?


If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.


Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine what investment is best for you, consult your financial advisor.


--------------------------------------------------------------------------------
23p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

PURCHASING SHARES


To purchase shares through entities other than the Distributor, please consult your selling agent. The following section explains how you can purchase shares from the Distributor.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.


Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:          Use the Social Security or Employer
                                   Identification number of:
---------------------------------- -----------------------------------------
Individual or joint account        The individual or one of the owners
                                   listed on the joint account
---------------------------------- -----------------------------------------
Custodian account of a minor       The minor
(Uniform Gifts/Transfers to
Minors Act)
---------------------------------- -----------------------------------------
A revocable living trust           The grantor-trustee (the person who
                                   puts the money into the trust)
---------------------------------- -----------------------------------------
An irrevocable trust, pension      The legal entity (not the personal
trust or estate                    representative or trustee, unless no
                                   legal entity is designated in the
                                   account title)
---------------------------------- -----------------------------------------
Sole proprietorship or             The owner
single-owner LLC
---------------------------------- -----------------------------------------
Partnership or multi-member LLC    The partnership
---------------------------------- -----------------------------------------
Corporate or LLC electing          The corporation
corporate status on  Form 8837
---------------------------------- -----------------------------------------
Association, club or tax-exempt    The organization
organization
---------------------------------- -----------------------------------------


For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.



--------------------------------------------------------------------------------
24p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

Methods of purchasing shares

By mail


Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474


Minimum amounts
Initial investment:           $2,000*
Additional investments:       $500**
Account balances:             $300
Qualified account balances:   none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

 *   $1,000 for tax qualified accounts.

** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).

By scheduled investment plan

Minimum amounts
Initial investment:           $2,000*
Additional investments:       $100**
Account balances:             none (on a scheduled investment plan with
                              monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

 *   $100 for direct at fund accounts.

**   $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts


--------------------------------------------------------------------------------
25p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.


SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                     Sales charge as percentage of:
Total market value        Public offering price*        Net amount invested
Up to $49,999                      4.75%                       4.99%
$50,000-$99,999                    4.25                        4.44
$100,000-$249,999                  3.50                        3.63
$250,000-$499,999                  2.50                        2.56
$500,000-$999,999                  2.00                        2.04
$1,000,000 or more                 0.00                        0.00

* Offering price includes the sales charge.


You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o    Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other American Express mutual funds, provided your investment was subject to a sales charge.

     o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.



--------------------------------------------------------------------------------
26p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

The following accounts are eligible to be included in determining the sales charge on your purchase:

o    Individual or joint accounts held directly at the Fund;

o    Individual or joint accounts held through American Express Brokerage;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge and are not part of a group billing as described under "Other Class A sales charge policies";

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o    Investments in AXP Tax-Free Money Fund;

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including American Express Strategic Portfolio Service Advantage (SPS);

o    Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o    Charitable and irrevocable trust accounts.

If you purchase American Express mutual fund shares through different channels, for example, through a firm other than the Distributor, and you want to include those assets toward a reduced sales charge, you must inform the Distributor in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide the Distributor with your most recent account statement and contact information regarding the other accounts. A selling agent other than the Distributor may require additional information.

Unless you provide the Distributor or your financial advisor with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.



--------------------------------------------------------------------------------
27p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

Other Class A sales charge policies

o Group billing: Purchases made through a payroll deduction program offered by an employer retirement plan that has elected to take advantage of the Distributor's group billing service, may be added together to reduce sales charges for all shares purchased through the plan.

o Letter of Intent: If you intend to invest $50,000 or more over a period of 13 months, you can reduce the sales charges in Class A by completing a letter of intent form and filing it with the Distributor. The letter of intent may apply to purchases made up to 90 days before it is received in good order by the Distributor. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed letter of intent in the Distributor's corporate office will not be counted towards the completion of the letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. If you do not complete and file the form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. For more details, please contact your financial advisor or see the SAI.

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged.

o direct rollovers from American Express Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.

o    purchases made:

     o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

     o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

     o   within the University of Texas System ORP,



--------------------------------------------------------------------------------
28p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

     o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

     o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

o repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide the Distributor or your financial advisor with information about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.


Class B and Class C -- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:       The CDSC percentage rate is:
First year                                         5%
Second year                                        4%
Third year                                         4%
Fourth year                                        3%
Fifth year                                         2%
Sixth year                                         1%
Seventh year                                       0%

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

--------------------------------------------------------------------------------
29p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o    in the event of the shareholder's death,

o    held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

     o   at least 59 1/2 years old AND

     o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

     o selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES


To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.


Exchanges


You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.

The Fund's Board of Directors has adopted a policy that is designed to detect and deter market timing. Market timing is frequent or short-term trading activity intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact the Fund's performance by preventing the portfolio manager from fully investing the assets of the Fund or by increasing the Fund's transaction costs. The Fund seeks to enforce this policy through the Distributor and its transfer agent as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts



--------------------------------------------------------------------------------
30p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS
     held by a retirement plan or financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Distributor does seek the assistance of retirement plans and financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund may modify or discontinue the investor's exchange privileges or may reject the investor's purchases or exchanges, including purchases or exchanges accepted by a retirement plan or other financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through retirement plans and financial intermediaries where market timing activity may not always be successfully detected.


Other exchange policies:

o    Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.


o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.


Selling Shares


You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.


If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.



--------------------------------------------------------------------------------
31p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and the Distributor that your check has cleared.

Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

Include in your letter:

o    your account number

o    the name of the fund(s)

o    the class of shares to be exchanged or sold

o    your Social Security number or Employer Identification number

o    the dollar amount or number of shares you want to exchange or sell

o    specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)

o    delivery instructions, if applicable

o    any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone

(800) 297-7378 for brokerage accounts

(800) 862-7919 for direct at fund accounts

(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.


o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o    Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:       $100


Maximum sale amount:       $100,000



--------------------------------------------------------------------------------
32p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

By wire

You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o    Minimum amount: $1,000

o    Pre-authorization is required.

o    A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o    Minimum payment: $100*

o Contact your financial advisor or the Distributor to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.


Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


The Fund's net investment income is distributed to you as dividends. Dividends will generally be composed of ordinary dividend income (which may include interest income, short-term capital gains and non-qualifying dividends). It is unlikely the Fund will distribute qualifying dividend income, which is eligible for preferential tax rates under current tax law. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.



--------------------------------------------------------------------------------
33p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from capital gain distributions and other income earned are not exempt from federal income taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.


--------------------------------------------------------------------------------
34p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.


AXP California Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.37      $5.23      $5.18      $5.03      $5.18
Income from investment operations:
Net investment income (loss)                                                 .21        .23        .24        .25        .26
Net gains (losses) (both realized and unrealized)                           (.20)       .14        .05        .15       (.15)
Total from investment operations                                             .01        .37        .29        .40        .11
Less distributions:
Dividends from net investment income                                        (.21)      (.23)      (.24)      (.25)      (.26)
Distributions from realized gains                                           (.06)        --         --         --         --
Total distributions                                                         (.27)      (.23)      (.24)      (.25)      (.26)
Net asset value, end of period                                             $5.11      $5.37      $5.23      $5.18      $5.03

Ratios/supplemental data
Net assets, end of period (in millions)                                     $194       $237       $234       $231       $213
Ratio of expenses to average daily net assets(b)                            .86%       .85%       .84%       .85%       .82%
Ratio of net investment income (loss) to average daily net assets          4.03%      4.34%      4.56%      4.79%      5.18%
Portfolio turnover rate (excluding short-term securities)                    30%        95%        16%        11%        18%
Total return(c)                                                             .25%      7.26%      5.66%      8.00%      2.19%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.



--------------------------------------------------------------------------------
35p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

AXP California Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.37      $5.23      $5.17      $5.03      $5.18
Income from investment operations:
Net investment income (loss)                                                 .17        .19        .20        .21        .22
Net gains (losses) (both realized and unrealized)                           (.20)       .14        .06        .14       (.15)
Total from investment operations                                            (.03)       .33        .26        .35        .07
Less distributions:
Dividends from net investment income                                        (.17)      (.19)      (.20)      (.21)      (.22)
Distributions from realized gains                                           (.06)        --         --         --         --
Total distributions                                                         (.23)      (.19)      (.20)      (.21)      (.22)
Net asset value, end of period                                             $5.11      $5.37      $5.23      $5.17      $5.03

Ratios/supplemental data
Net assets, end of period (in millions)                                      $21        $27        $27        $24        $21
Ratio of expenses to average daily net assets(b)                           1.61%      1.60%      1.59%      1.60%      1.58%
Ratio of net investment income (loss) to average daily net assets          3.28%      3.58%      3.81%      3.99%      4.43%
Portfolio turnover rate (excluding short-term securities)                    30%        95%        16%        11%        18%
Total return(c)                                                            (.50%)     6.44%      5.07%      6.98%      1.44%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.



--------------------------------------------------------------------------------
36p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

AXP California Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000(b)
Net asset value, beginning of period                                       $5.38      $5.24      $5.18      $5.03      $5.02
Income from investment operations:
Net investment income (loss)                                                 .17        .19        .20        .21         --
Net gains (losses) (both realized and unrealized)                           (.20)       .14        .06        .15        .01
Total from investment operations                                            (.03)       .33        .26        .36        .01
Less distributions:
Dividends from net investment income                                        (.17)      (.19)      (.20)      (.21)        --
Distributions from realized gains                                           (.06)        --         --         --         --
Total distributions                                                         (.23)      (.19)      (.20)      (.21)        --
Net asset value, end of period                                             $5.12      $5.38      $5.24      $5.18      $5.03

Ratios/supplemental data
Net assets, end of period (in millions)                                       $4         $5         $3         $1        $--
Ratio of expenses to average daily net assets(c)                           1.62%      1.61%      1.60%      1.60%      1.58%(d)
Ratio of net investment income (loss) to average daily net assets          3.27%      3.56%      3.86%      4.04%      4.43%(d)
Portfolio turnover rate (excluding short-term securities)                    30%        95%        16%        11%        18%
Total return(e)                                                            (.50%)     6.43%      5.07%      7.20%       .20%(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.



--------------------------------------------------------------------------------
37p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

AXP Massachusetts Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.51      $5.37      $5.28      $5.11      $5.39
Income from investment operations:
Net investment income (loss)                                                 .18        .19        .22        .27        .27
Net gains (losses) (both realized and unrealized)                           (.19)       .16        .09        .17       (.27)
Total from investment operations                                            (.01)       .35        .31        .44         --
Less distributions:
Dividends from net investment income                                        (.18)      (.19)      (.22)      (.27)      (.28)
Distributions from realized gains                                           (.06)      (.02)        --         --         --
Total distributions                                                         (.24)      (.21)      (.22)      (.27)      (.28)
Net asset value, end of period                                             $5.26      $5.51      $5.37      $5.28      $5.11

Ratios/supplemental data
Net assets, end of period (in millions)                                      $59        $73        $66        $65        $59
Ratio of expenses to average daily net assets(b)                            .88%(c)    .88%(c)    .91%       .95%       .93%
Ratio of net investment income (loss) to average daily net assets          3.35%      3.57%      4.11%      5.04%      5.28%
Portfolio turnover rate (excluding short-term securities)                    14%       141%        53%         4%         7%
Total return(d)                                                            (.24%)     6.73%      5.94%      8.64%       .04%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.93% and 0.92% for the years ended June 30, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.



--------------------------------------------------------------------------------
38p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

AXP Massachusetts Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.51      $5.37      $5.28      $5.11      $5.39
Income from investment operations:
Net investment income (loss)                                                 .14        .15        .18        .23        .24
Net gains (losses) (both realized and unrealized)                           (.19)       .16        .09        .17       (.28)
Total from investment operations                                            (.05)       .31        .27        .40       (.04)
Less distributions:
Dividends from net investment income                                        (.14)      (.15)      (.18)      (.23)      (.24)
Distributions from realized gains                                           (.06)      (.02)        --         --         --
Total distributions                                                         (.20)      (.17)      (.18)      (.23)      (.24)
Net asset value, end of period                                             $5.26      $5.51      $5.37      $5.28      $5.11

Ratios/supplemental data
Net assets, end of period (in millions)                                      $21        $24        $24        $18        $16
Ratio of expenses to average daily net assets(b)                           1.64%(c)   1.63%(c)   1.66%      1.70%      1.69%
Ratio of net investment income (loss) to average daily net assets          2.59%      2.81%      3.34%      4.28%      4.53%
Portfolio turnover rate (excluding short-term securities)                    14%       141%        53%         4%         7%
Total return(d)                                                            (.99%)     5.92%      5.15%      7.83%      (.71%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.69% and 1.68% for the years ended June 30, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.



--------------------------------------------------------------------------------
39p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

AXP Massachusetts Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000(b)
Net asset value, beginning of period                                       $5.51      $5.37      $5.28      $5.11      $5.10
Income from investment operations:
Net investment income (loss)                                                 .14        .15        .18        .23         --
Net gains (losses) (both realized and unrealized)                           (.19)       .16        .09        .17        .01
Total from investment operations                                            (.05)       .31        .27        .40        .01
Less distributions:
Dividends from net investment income                                        (.14)      (.15)      (.18)      (.23)        --
Distributions from realized gains                                           (.06)      (.02)        --         --         --
Total distributions                                                         (.20)      (.17)      (.18)      (.23)        --
Net asset value, end of period                                             $5.26      $5.51      $5.37      $5.28      $5.11

Ratios/supplemental data
Net assets, end of period (in millions)                                       $2         $2         $2         $1        $--
Ratio of expenses to average daily net assets(c)                           1.64%(e)   1.64%(e)   1.66%      1.70%      1.69%(d)
Ratio of net investment income (loss) to average daily net assets          2.58%      2.88%      3.32%      4.30%      4.53%(d)
Portfolio turnover rate (excluding short-term securities)                    14%       141%        53%         4%         7%
Total return(f)                                                            (.97%)     5.91%      5.16%      7.84%       .20%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.69% and 1.68% for the years ended June 30, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.



--------------------------------------------------------------------------------
40p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

AXP Michigan Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.47      $5.33      $5.27      $5.09      $5.38
Income from investment operations:
Net investment income (loss)                                                 .19        .22        .24        .27        .27
Net gains (losses) (both realized and unrealized)                           (.18)       .19        .06        .18       (.29)
Total from investment operations                                             .01        .41        .30        .45       (.02)
Less distributions:
Dividends from net investment income                                        (.19)      (.22)      (.24)      (.27)      (.27)
Distributions from realized gains                                           (.08)      (.05)        --         --         --
Total distributions                                                         (.27)      (.27)      (.24)      (.27)      (.27)
Net asset value, end of period                                             $5.21      $5.47      $5.33      $5.27      $5.09

Ratios/supplemental data
Net assets, end of period (in millions)                                      $56        $70        $70        $67        $65
Ratio of expenses to average daily net assets(b)                            .88%(c)    .88%(c)    .92%       .95%       .89%
Ratio of net investment income (loss) to average daily net assets          3.55%      4.06%      4.57%      5.09%      5.30%
Portfolio turnover rate (excluding short-term securities)                    32%       113%        33%         4%        12%
Total return(d)                                                             .19%      8.00%      5.83%      8.90%      (.14%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.94% and 0.93% for the years ended June 30, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.



--------------------------------------------------------------------------------
41p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

AXP Michigan Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.47      $5.33      $5.27      $5.09      $5.38
Income from investment operations:
Net investment income (loss)                                                 .15        .18        .20        .23        .23
Net gains (losses) (both realized and unrealized)                           (.18)       .19        .06        .18       (.29)
Total from investment operations                                            (.03)       .37        .26        .41       (.06)
Less distributions:
Dividends from net investment income                                        (.15)      (.18)      (.20)      (.23)      (.23)
Distributions from realized gains                                           (.08)      (.05)        --         --         --
Total distributions                                                         (.23)      (.23)      (.20)      (.23)      (.23)
Net asset value, end of period                                             $5.21      $5.47      $5.33      $5.27      $5.09

Ratios/supplemental data
Net assets, end of period (in millions)                                       $7         $9         $8         $6         $6
Ratio of expenses to average daily net assets(b)                           1.63%(c)   1.63%(c)   1.67%      1.70%      1.64%
Ratio of net investment income (loss) to average daily net assets          2.79%      3.28%      3.82%      4.34%      4.55%
Portfolio turnover rate (excluding short-term securities)                    32%       113%        33%         4%        12%
Total return(d)                                                            (.56%)     7.18%      5.04%      8.09%      (.92%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.70% and 1.69% for the years ended June 30, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
42p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

AXP Michigan Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000(b)
Net asset value, beginning of period                                       $5.47      $5.33      $5.27      $5.09      $5.08
Income from investment operations:
Net investment income (loss)                                                 .15        .18        .20        .22         --
Net gains (losses) (both realized and unrealized)                           (.18)       .19        .06        .18        .01
Total from investment operations                                            (.03)       .37        .26        .40        .01
Less distributions:
Dividends from net investment income                                        (.15)      (.18)      (.20)      (.22)        --
Distributions from realized gains                                           (.08)      (.05)        --         --         --
Total distributions                                                         (.23)      (.23)      (.20)      (.22)        --
Net asset value, end of period                                             $5.21      $5.47      $5.33      $5.27      $5.09

Ratios/supplemental data
Net assets, end of period (in millions)                                       $2         $2         $1        $--        $--
Ratio of expenses to average daily net assets(c)                           1.64%(e)   1.63%(e)   1.66%      1.70%      1.64%(d)
Ratio of net investment income (loss) to average daily net assets          2.80%      3.27%      3.80%      4.36%      4.23%(d)
Portfolio turnover rate (excluding short-term securities)                    32%       113%        33%         4%        12%
Total return(f)                                                            (.57%)     7.18%      5.05%      8.02%       .20%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.70% and 1.69% for the years ended June 30, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


--------------------------------------------------------------------------------
43p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

AXP Minnesota Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.37      $5.20      $5.14      $5.00      $5.26
Income from investment operations:
Net investment income (loss)                                                 .19        .22        .25        .28        .29
Net gains (losses) (both realized and unrealized)                           (.17)       .17        .06        .14       (.27)
Total from investment operations                                             .02        .39        .31        .42        .02
Less distributions:
Dividends from net investment income                                        (.19)      (.22)      (.25)      (.28)      (.28)
Net asset value, end of period                                             $5.20      $5.37      $5.20      $5.14      $5.00

Ratios/supplemental data:
Net assets, end of period (in millions)                                     $347       $393       $375       $357       $340
Ratio of expenses to average daily net assets(b)                            .84%       .84%       .83%       .84%       .82%
Ratio of net investment income (loss) to average daily net assets          3.60%      4.26%      4.82%      5.45%      5.68%
Portfolio turnover rate (excluding short-term securities)                    23%        73%        36%         4%        18%
Total return(c)                                                             .32%      7.78%      6.15%      8.53%       .60%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
44p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

AXP Minnesota Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.37      $5.20      $5.14      $5.00      $5.26
Income from investment operations:
Net investment income (loss)                                                 .15        .18        .21        .24        .25
Net gains (losses) (both realized and unrealized)                           (.17)       .17        .06        .14       (.26)
Total from investment operations                                            (.02)       .35        .27        .38       (.01)
Less distributions:
Dividends from net investment income                                        (.15)      (.18)      (.21)      (.24)      (.25)
Net asset value, end of period                                             $5.20      $5.37      $5.20      $5.14      $5.00

Ratios/supplemental data
Net assets, end of period (in millions)                                      $59        $68        $64        $53        $44
Ratio of expenses to average daily net assets(b)                           1.59%      1.59%      1.59%      1.60%      1.58%
Ratio of net investment income (loss) to average daily net assets          2.85%      3.48%      4.02%      4.70%      4.94%
Portfolio turnover rate (excluding short-term securities)                    23%        73%        36%         4%        18%
Total return(c)                                                            (.44%)     6.97%      5.36%      7.72%      (.16%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.



--------------------------------------------------------------------------------
45p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

AXP Minnesota Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000(b)
Net asset value, beginning of period                                       $5.37      $5.20      $5.14      $5.00      $4.99
Income from investment operations:
Net investment income (loss)                                                 .15        .18        .21        .24         --
Net gains (losses) (both realized and unrealized)                           (.17)       .17        .06        .14        .01
Total from investment operations                                            (.02)       .35        .27        .38        .01
Less distributions:
Dividends from net investment income                                        (.15)      (.18)      (.21)      (.24)        --
Net asset value, end of period                                             $5.20      $5.37      $5.20      $5.14      $5.00

Ratios/supplemental data
Net assets, end of period (in millions)                                       $9         $9         $5         $2        $--
Ratio of expenses to average daily net assets(c)                           1.60%      1.60%      1.59%      1.59%      1.58%(d)
Ratio of net investment income (loss) to average daily net assets          2.84%      3.44%      4.04%      4.74%      4.94%(d)
Portfolio turnover rate (excluding short-term securities)                    23%        73%        36%         4%        18%
Total return(e)                                                            (.44%)     6.96%      5.36%      7.75%       .20%(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.


--------------------------------------------------------------------------------
46p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

AXP New York Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.36      $5.16      $5.12      $4.92      $5.15
Income from investment operations:
Net investment income (loss)                                                 .18        .20        .22        .25        .27
Net gains (losses) (both realized and unrealized)                           (.18)       .22        .04        .20       (.23)
Total from investment operations                                              --        .42        .26        .45        .04
Less distributions:
Dividends from net investment income                                        (.18)      (.20)      (.22)      (.25)      (.27)
Distributions from realized gains                                           (.11)      (.02)        --         --         --
Total distributions                                                         (.29)      (.22)      (.22)      (.25)      (.27)
Net asset value, end of period                                             $5.07      $5.36      $5.16      $5.12      $4.92

Ratios/supplemental data
Net assets, end of period (in millions)                                      $79        $97        $92        $88        $85
Ratio of expenses to average daily net assets(b)                            .88%(c)    .88%(c)    .90%       .91%       .88%
Ratio of net investment income (loss) to average daily net assets          3.44%      3.88%      4.38%      4.90%      5.27%
Portfolio turnover rate (excluding short-term securities)                    36%        91%        44%        13%        11%
Total return(d)                                                            (.02%)     8.43%      5.26%      9.28%       .77%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.93% and 0.90% for the years ended June 30, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.



--------------------------------------------------------------------------------
47p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

AXP New York Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.36      $5.16      $5.12      $4.92      $5.15
Income from investment operations:
Net investment income (loss)                                                 .14        .16        .19        .21        .23
Net gains (losses) (both realized and unrealized)                           (.18)       .22        .04        .20       (.23)
Total from investment operations                                            (.04)       .38        .23        .41         --
Less distributions:
Dividends from net investment income                                        (.14)      (.16)      (.19)      (.21)      (.23)
Distributions from realized gains                                           (.11)      (.02)        --         --         --
Total distributions                                                         (.25)      (.18)      (.19)      (.21)      (.23)
Net asset value, end of period                                             $5.07      $5.36      $5.16      $5.12      $4.92

Ratios/supplemental data
Net assets, end of period (in millions)                                      $15        $18        $18        $16        $13
Ratio of expenses to average daily net assets(b)                           1.63%(c)   1.63%(c)   1.65%      1.66%      1.63%
Ratio of net investment income (loss) to average daily net assets          2.69%      3.13%      3.60%      4.14%      4.54%
Portfolio turnover rate (excluding short-term securities)                    36%        91%        44%        13%        11%
Total return(d)                                                            (.78%)     7.61%      4.48%      8.47%       .01%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.69% and 1.66% for the years ended June 30, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.



--------------------------------------------------------------------------------
48p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

AXP New York Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000(b)
Net asset value, beginning of period                                       $5.36      $5.16      $5.11      $4.92      $4.91
Income from investment operations:
Net investment income (loss)                                                 .14        .16        .19        .21         --
Net gains (losses) (both realized and unrealized)                           (.18)       .22        .05        .19        .01
Total from investment operations                                            (.04)       .38        .24        .40        .01
Less distributions:
Dividends from net investment income                                        (.14)      (.16)      (.19)      (.21)        --
Distributions from realized gains                                           (.11)      (.02)        --         --         --
Total distributions                                                         (.25)      (.18)      (.19)      (.21)        --
Net asset value, end of period                                             $5.07      $5.36      $5.16      $5.11      $4.92

Ratios/supplemental data
Net assets, end of period (in millions)                                       $2         $2         $1        $--        $--
Ratio of expenses to average daily net assets(c)                           1.63%(e)   1.64%(e)   1.66%      1.66%      1.63%(d)
Ratio of net investment income (loss) to average daily net assets          2.68%      3.07%      3.69%      4.09%      4.54%(d)
Portfolio turnover rate (excluding short-term securities)                    36%        91%        44%        13%        11%
Total return(f)                                                            (.78%)     7.60%      4.68%      8.26%       .20%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.69% and 1.66% for the years ended June 30, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


--------------------------------------------------------------------------------
49p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

AXP Ohio Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.43      $5.35      $5.27      $5.13      $5.36
Income from investment operations:
Net investment income (loss)                                                 .17        .18        .22        .27        .27
Net gains (losses) (both realized and unrealized)                           (.20)       .19        .08        .14       (.23)
Total from investment operations                                            (.03)       .37        .30        .41        .04
Less distributions:
Dividends from net investment income                                        (.17)      (.18)      (.22)      (.27)      (.27)
Distributions from realized gains                                           (.07)      (.11)        --         --         --
Total distributions                                                         (.24)      (.29)      (.22)      (.27)      (.27)
Net asset value, end of period                                             $5.16      $5.43      $5.35      $5.27      $5.13

Ratios/supplemental data
Net assets, end of period (in millions)                                      $56        $67        $69        $67        $60
Ratio of expenses to average daily net assets(b)                            .88%(c)    .88%(c)    .91%       .93%       .88%
Ratio of net investment income (loss) to average daily net assets          3.13%      3.40%      4.22%      4.98%      5.31%
Portfolio turnover rate (excluding short-term securities)                    17%       194%        33%         3%        13%
Total return(d)                                                            (.67%)     7.08%      5.87%      7.95%       .91%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.95% and 0.92% for the years ended June 30, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.



--------------------------------------------------------------------------------
50p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

AXP Ohio Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.43      $5.34      $5.27      $5.13      $5.36
Income from investment operations:
Net investment income (loss)                                                 .13        .14        .18        .23        .23
Net gains (losses) (both realized and unrealized)                           (.20)       .20        .07        .14       (.23)
Total from investment operations                                            (.07)       .34        .25        .37         --
Less distributions:
Dividends from net investment income                                        (.13)      (.14)      (.18)      (.23)      (.23)
Distributions from realized gains                                           (.07)      (.11)        --         --         --
Total distributions                                                         (.20)      (.25)      (.18)      (.23)      (.23)
Net asset value, end of period                                             $5.16      $5.43      $5.34      $5.27      $5.13

Ratios/supplemental data
Net assets, end of period (in millions)                                      $10        $13        $12         $8         $7
Ratio of expenses to average daily net assets(b)                           1.63%(c)   1.63%(c)   1.66%      1.68%      1.64%
Ratio of net investment income (loss) to average daily net assets          2.38%      2.62%      3.46%      4.23%      4.55%
Portfolio turnover rate (excluding short-term securities)                    17%       194%        33%         3%        13%
Total return(d)                                                           (1.43%)     6.47%      4.89%      7.15%       .14%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.71% and 1.68% for the years ended June 30, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.



--------------------------------------------------------------------------------
51p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

AXP Ohio Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000(b)
Net asset value, beginning of period                                       $5.43      $5.35      $5.28      $5.13      $5.12
Income from investment operations:
Net investment income (loss)                                                 .13        .14        .18        .22         --
Net gains (losses) (both realized and unrealized)                           (.20)       .19        .07        .15        .01
Total from investment operations                                            (.07)       .33        .25        .37        .01
Less distributions:
Dividends from net investment income                                        (.13)      (.14)      (.18)      (.22)        --
Distributions from realized gains                                           (.07)      (.11)        --         --         --
Total distributions                                                         (.20)      (.25)      (.18)      (.22)        --
Net asset value, end of period                                             $5.16      $5.43      $5.35      $5.28      $5.13

Ratios/supplemental data
Net assets, end of period (in millions)                                       $2         $3         $1         $1        $--
Ratio of expenses to average daily net assets(c)                           1.63%(e)   1.63%(e)   1.66%      1.68%      1.64%(d)
Ratio of net investment income (loss) to average daily net assets          2.38%      2.54%      3.45%      4.26%      4.55%(d)
Portfolio turnover rate (excluding short-term securities)                    17%       194%        33%         3%        13%
Total return(f)                                                           (1.44%)     6.26%      4.89%      7.27%       .20%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.71% and 1.68% for the years ended June 30, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.


--------------------------------------------------------------------------------
52p  --   AXP STATE TAX-EXEMPT FUNDS   --   2004 PROSPECTUS

Appendix A


2004 California Tax-Exempt/Taxable Equivalent Yield Calculation

The following tables determine combined federal and state taxable yield equivalents for given rates of tax-exempt income.

Step 1: Calculating Your Marginal Tax Rate

Using your Taxable Income and Adjusted Gross Income as guides, you can locate your marginal tax rate in the table below. The same process is used for the Qualifying Dividend Rates and the Ordinary Income Rates.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage shown is an approximation of your Marginal Tax Rate.

Example: Assume you are comparing Ordinary Income Rates to Tax-Exempt Rates, you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000. Under Ordinary Income Rates, Taxable Income Married Filing Jointly, $138,000 is in the $117,250 - $178,650 row. Under Adjusted Gross Income, $175,000 is in the $142,700 to $214,050 column. The Taxable Income line and Adjusted Gross Income column meet at 35.46%. This is the rate you will use in Step 2.

Qualifying dividend rates

Taxable income                                        Adjusted gross income
------------------------------------------------------------------------------------------
                                           $0         $142,700     $214,050
                                           to            to           to          Over
Married filing jointly                  $142,700     $214,050(1)  $336,550(2)  $336,550(1)
------------------------------------------------------------------------------------------
$      0 - $11,924                         5.95%
  11,924 -  28,266                         6.90
  28,266 -  44,612                         8.80
  44,612 -  58,100                        10.70
  58,100 -  61,930                        20.10
  61,930 -  78,266                        21.80
  Over 78,266                             22.91         23.31%       23.99%       23.31%
------------------------------------------------------------------------------------------

Taxable income                                        Adjusted gross income
------------------------------------------------------------------------------------------
                                           $0         $142,700
                                           to            to          Over
Single                                  $142,700     $265,200(2)  $265,200(1)
------------------------------------------------------------------------------------------
$      0 - $ 5,962                         5.95%
   5,962 -  14,133                         6.90
  14,133 -  22,306                         8.80
  22,306 -  29,050                        10.70
  29,050 -  30,965                        20.10
  30,965 -  39,133                        21.80
  Over 39,133                             22.91         23.65%       23.31%
------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
53p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

Ordinary income rates

Taxable income                                        Adjusted gross income
------------------------------------------------------------------------------------------
                                           $0         $142,700     $214,050
                                           to            to           to          Over
Married filing jointly                  $142,700     $214,050(1)  $336,550(2)  $336,550(1)
------------------------------------------------------------------------------------------
$      0 - $ 11,924                       10.90%
  11,924 -   14,300                       11.80
  14,300 -   28,266                       16.70
  28,266 -   44,612                       18.40
  44,612 -   58,100                       20.10
  58,100 -   61,930                       29.50
  61,930 -   78,266                       31.00
  78,266 -  117,250                       31.98         32.66%
 117,250 -  178,650                       34.70         35.46        36.72%
 178,650 -  319,100                       39.23         40.13        41.61        40.13%
 Over 319,100                             41.05                      43.57(3)     42.00
------------------------------------------------------------------------------------------

Taxable income                                        Adjusted gross income
------------------------------------------------------------------------------------------
                                           $0         $142,700
                                           to            to          Over
Single                                  $142,700     $265,200(2)  $265,200(1)
------------------------------------------------------------------------------------------
$      0 - $  5,962                       10.90%
   5,962 -    7,150                       11.80
   7,150 -   14,133                       16.70
  14,133 -   22,306                       18.40
  22,306 -   29,050                       20.10
  29,050 -   30,965                       29.50
  30,965 -   39,133                       31.00
  39,133 -   70,350                       31.98
  70,350 -  146,750                       34.70        36.09%
 146,750 -  319,100                       39.23        40.87         40.13%
 Over 319,100                             41.05                      42.00

(1)  Assumes a phase-out of itemized deduction.

(2)  Assumes a phase-out of itemized deductions and personal exemptions.

(3) This rate applies only to the limited case where the couple's AGI is $336,550 or less and their taxable income exceeds $319,100.


--------------------------------------------------------------------------------
54p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

Step 2: Determining Your Federal Taxable Yield Equivalent

Using 35.46%, you may determine that a tax-exempt yield of 3% is equivalent to earning a taxable 4.65% yield.

                                      For these Tax-Exempt Rates:
--------------------------------------------------------------------------------------------
              1.0%   1.5%    2.0%   2.5%   3.0%    3.5%   4.0%   4.5%    5.0%   5.5%   6.0%
--------------------------------------------------------------------------------------------
Marginal
Tax Rates                         The Tax-Equivalent Yields Are (%):
--------------------------------------------------------------------------------------------
 5.95%        1.06   1.59    2.13   2.66   3.19    3.72   4.25   4.78    5.32   5.85   6.38
 6.90%        1.07   1.61    2.15   2.69   3.22    3.76   4.30   4.83    5.37   5.91   6.44
 8.80%        1.10   1.64    2.19   2.74   3.29    3.84   4.39   4.93    5.48   6.03   6.58
10.70%        1.12   1.68    2.24   2.80   3.36    3.92   4.48   5.04    5.60   6.16   6.72
10.90%        1.12   1.68    2.24   2.81   3.37    3.93   4.49   5.05    5.61   6.17   6.73
11.80%        1.13   1.70    2.27   2.83   3.40    3.97   4.54   5.10    5.67   6.24   6.80
16.70%        1.20   1.80    2.40   3.00   3.60    4.20   4.80   5.40    6.00   6.60   7.20
18.40%        1.23   1.84    2.45   3.06   3.68    4.29   4.90   5.51    6.13   6.74   7.35
20.10%        1.25   1.88    2.50   3.13   3.75    4.38   5.01   5.63    6.26   6.88   7.51
21.80%        1.28   1.92    2.56   3.20   3.84    4.48   5.12   5.75    6.39   7.03   7.67
22.91%        1.30   1.95    2.59   3.24   3.89    4.54   5.19   5.84    6.49   7.13   7.78
23.31%        1.30   1.96    2.61   3.26   3.91    4.56   5.22   5.87    6.52   7.17   7.82
23.65%        1.31   1.96    2.62   3.27   3.93    4.58   5.24   5.89    6.55   7.20   7.86
23.99%        1.32   1.97    2.63   3.29   3.95    4.60   5.26   5.92    6.58   7.24   7.89
29.50%        1.42   2.13    2.84   3.55   4.26    4.96   5.67   6.38    7.09   7.80   8.51
31.00%        1.45   2.17    2.90   3.62   4.35    5.07   5.80   6.52    7.25   7.97   8.70
31.98%        1.47   2.21    2.94   3.68   4.41    5.15   5.88   6.62    7.35   8.09   8.82
32.66%        1.49   2.23    2.97   3.71   4.46    5.20   5.94   6.68    7.43   8.17   8.91
34.70%        1.53   2.30    3.06   3.83   4.59    5.36   6.13   6.89    7.66   8.42   9.19
35.46%        1.55   2.32    3.10   3.87   4.65    5.42   6.20   6.97    7.75   8.52   9.30
36.09%        1.56   2.35    3.13   3.91   4.69    5.48   6.26   7.04    7.82   8.61   9.39
36.72%        1.58   2.37    3.16   3.95   4.74    5.53   6.32   7.11    7.90   8.69   9.48
39.23%        1.65   2.47    3.29   4.11   4.94    5.76   6.58   7.40    8.23   9.05   9.87
40.13%        1.67   2.51    3.34   4.18   5.01    5.85   6.68   7.52    8.35   9.19  10.02
40.87%        1.69   2.54    3.38   4.23   5.07    5.92   6.76   7.61    8.46   9.30  10.15
41.05%        1.70   2.54    3.39   4.24   5.09    5.94   6.79   7.63    8.48   9.33  10.18
41.61%        1.71   2.57    3.43   4.28   5.14    5.99   6.85   7.71    8.56   9.42  10.28
42.00%        1.72   2.59    3.45   4.31   5.17    6.03   6.90   7.76    8.62   9.48  10.34
43.57%        1.77   2.66    3.54   4.43   5.32    6.20   7.09   7.97    8.86   9.75  10.63
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
55p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

Appendix A

2004 Massachusetts Tax-Exempt/Taxable Equivalent Yield Calculation

The following tables determine combined federal and state taxable yield equivalents for given rates of tax-exempt income.

Step 1: Calculating Your Marginal Tax Rate

Using your Taxable Income and Adjusted Gross Income as guides, you can locate your marginal tax rate in the table below. The same process is used for the Qualifying Dividend Rates and the Ordinary Income Rates.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage shown is an approximation of your Marginal Tax Rate.

Example: Assume you are comparing Ordinary Income Rates to Tax-Exempt Rates, you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000. Under Ordinary Income Rates, Taxable Income Married Filing Jointly, $138,000 is in the $117,250 - $178,650 row. Under Adjusted Gross Income, $175,000 is in the $142,700 to $214,050 column. The Taxable Income line and Adjusted Gross Income column meet at 32.61%. This is the rate you will use in Step 2.

Qualifying dividend rates

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700     $214,050
                                           to            to           to          Over
Married filing jointly                  $142,700     $214,050(1)  $336,550(2)  $336,550(1)
--------------------------------------------------------------------------------------------
$0 - $58,100                              10.04%
Over 58,100                               19.51         19.93%       20.64%       19.93%
--------------------------------------------------------------------------------------------

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700
                                           to            to          Over
Single                                  $142,700     $265,200(2)  $265,200(1)
--------------------------------------------------------------------------------------------
$0 - $29,050                              10.04%
Over 29,050                               19.51         20.28%       19.93%
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
56p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

Ordinary income rates
Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700     $214,050
                                           to            to           to          Over
Married filing jointly                  $142,700     $214,050(1)  $336,550(2)  $336,550(1)
--------------------------------------------------------------------------------------------
$      0 - $ 14,300                       14.77%
  14,300 -   58,100                       19.51
  58,100 -  117,250                       28.98         29.69%
 117,250 -  178,650                       31.82         32.61        33.93%
 178,650 -  319,100                       36.55         37.49        39.04        37.49%
 Over 319,100                             38.45                      41.08(3)     39.44
--------------------------------------------------------------------------------------------

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700
                                           to            to          Over
Single                                  $142,700     $265,200(2)  $265,200(1)
--------------------------------------------------------------------------------------------
$      0 - $  7,150                       14.77%
   7,150 -   29,050                       19.51
  29,050 -   70,350                       28.98
  70,350 -  146,750                       31.82         33.27%
 146,750 -  319,100                       36.55         38.26        37.49%
 Over 319,100                             38.45                      39.44
--------------------------------------------------------------------------------------------

(1)  Assumes a phase-out of itemized deduction.

(2)  Assumes a phase-out of itemized deductions and personal exemptions.

(3) This rate applies only to the limited case where the couple's AGI is $336,550 or less and their taxable income exceeds $319,100.


--------------------------------------------------------------------------------
57p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

Step 2: Determining Your Federal Taxable Yield Equivalent

Using 32.61%, you may determine that a tax-exempt yield of 3% is equivalent to earning a taxable 4.45% yield.

                                      For these Tax-Exempt Rates:
--------------------------------------------------------------------------------------------
              1.0%   1.5%    2.0%   2.5%   3.0%    3.5%   4.0%   4.5%    5.0%   5.5%   6.0%
--------------------------------------------------------------------------------------------
Marginal
Tax Rates                         The Tax-Equivalent Yields Are (%):
--------------------------------------------------------------------------------------------
10.04%        1.11   1.67    2.22   2.78   3.33    3.89   4.45   5.00    5.56   6.11   6.67
14.77%        1.17   1.76    2.35   2.93   3.52    4.11   4.69   5.28    5.87   6.45   7.04
19.51%        1.24   1.86    2.48   3.11   3.73    4.35   4.97   5.59    6.21   6.83   7.45
19.93%        1.25   1.87    2.50   3.12   3.75    4.37   5.00   5.62    6.24   6.87   7.49
20.28%        1.25   1.88    2.51   3.14   3.76    4.39   5.02   5.64    6.27   6.90   7.53
20.64%        1.26   1.89    2.52   3.15   3.78    4.41   5.04   5.67    6.30   6.93   7.56
28.98%        1.41   2.11    2.82   3.52   4.22    4.93   5.63   6.34    7.04   7.74   8.45
29.69%        1.42   2.13    2.84   3.56   4.27    4.98   5.69   6.40    7.11   7.82   8.53
31.82%        1.47   2.20    2.93   3.67   4.40    5.13   5.87   6.60    7.33   8.07   8.80
32.61%        1.48   2.23    2.97   3.71   4.45    5.19   5.94   6.68    7.42   8.16   8.90
33.27%        1.50   2.25    3.00   3.75   4.50    5.25   5.99   6.74    7.49   8.24   8.99
33.93%        1.51   2.27    3.03   3.78   4.54    5.30   6.05   6.81    7.57   8.32   9.08
36.55%        1.58   2.36    3.15   3.94   4.73    5.52   6.30   7.09    7.88   8.67   9.46
37.49%        1.60   2.40    3.20   4.00   4.80    5.60   6.40   7.20    8.00   8.80   9.60
38.26%        1.62   2.43    3.24   4.05   4.86    5.67   6.48   7.29    8.10   8.91   9.72
38.45%        1.62   2.44    3.25   4.06   4.87    5.69   6.50   7.31    8.12   8.94   9.75
39.04%        1.64   2.46    3.28   4.10   4.92    5.74   6.56   7.38    8.20   9.02   9.84
39.44%        1.65   2.48    3.30   4.13   4.95    5.78   6.61   7.43    8.26   9.08   9.91
41.08%        1.70   2.55    3.39   4.24   5.09    5.94   6.79   7.64    8.49   9.33  10.18
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
58p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

Appendix A

2004 Michigan Tax-Exempt/Taxable Equivalent Yield Calculation

For the period from Jan. 1, 2004 through June 30, 2004

The following tables determine combined federal and state taxable yield equivalents for given rates of tax-exempt income.

Step 1: Calculating Your Marginal Tax Rate

Using your Taxable Income and Adjusted Gross Income as guides, you can locate your marginal tax rate in the table below. The same process is used for the Qualifying Dividend Rates and the Ordinary Income Rates.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage shown is an approximation of your Marginal Tax Rate.

Example: Assume you are comparing Ordinary Income Rates to Tax-Exempt Rates, you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000. Under Ordinary Income Rates, Taxable Income Married Filing Jointly, $138,000 is in the $117,250 - $178,650 row. Under Adjusted Gross Income, $175,000 is in the $142,700 to $214,050 column. The Taxable Income line and Adjusted Gross Income column meet at 31.69%. This is the rate you will use in Step 2.

Qualifying dividend rates

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700     $214,050
                                           to            to           to          Over
Married filing jointly                  $142,700     $214,050(1)  $336,550(2)  $336,550(1)
--------------------------------------------------------------------------------------------
$0 - $58,100                               8.80%
Over 58,100                               18.40         18.83%       19.55%       18.83%
--------------------------------------------------------------------------------------------

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700
                                           to            to          Over
Single                                  $142,700     $265,200(2)  $265,200(1)
--------------------------------------------------------------------------------------------
$0 - $29,050                               8.80%
Over 29,050                               18.40         19.19%       18.83%
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
59p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

Ordinary income rates
Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700     $214,050
                                           to            to           to          Over
Married filing jointly                  $142,700     $214,050(1)  $336,550(2)  $336,550(1)
--------------------------------------------------------------------------------------------
$      0 - $ 14,300                       13.60%
  14,300 -   58,100                       18.40
  58,100 -  117,250                       28.00         28.72%
 117,250 -  178,650                       30.88         31.69        33.02%
 178,650 -  319,100                       35.68         36.63        38.20        36.63%
 Over 319,100                             37.60                      40.27(3)     38.61
--------------------------------------------------------------------------------------------

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700
                                           to            to          Over
Single                                  $142,700     $265,200(2)  $265,200(1)
--------------------------------------------------------------------------------------------
$      0 - $  7,150                       13.60%
   7,150 -   29,050                       18.40
  29,050 -   70,350                       28.00
  70,350 -  146,750                       30.88         32.35%
 146,750 -  319,100                       35.68         37.42        36.63%
 Over 319,100                             37.60                      38.61
--------------------------------------------------------------------------------------------

(1)  Assumes a phase-out of itemized deduction.

(2)  Assumes a phase-out of itemized deductions and personal exemptions.

(3) This rate applies only to the limited case where the couple's AGI is $336,550 or less and their taxable income exceeds $319,100.


--------------------------------------------------------------------------------
60p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

Step 2: Determining Your Federal Taxable Yield Equivalent

Using 31.69%, you may determine that a tax-exempt yield of 3% is equivalent to earning a taxable 4.39% yield.

                                      For these Tax-Exempt Rates:
--------------------------------------------------------------------------------------------
              1.0%   1.5%    2.0%   2.5%   3.0%    3.5%   4.0%   4.5%    5.0%   5.5%   6.0%
--------------------------------------------------------------------------------------------
Marginal
Tax Rates                         The Tax-Equivalent Yields Are (%):
--------------------------------------------------------------------------------------------
 8.80%        1.10   1.64    2.19   2.74   3.29    3.84   4.39   4.93    5.48   6.03   6.58
13.60%        1.16   1.74    2.31   2.89   3.47    4.05   4.63   5.21    5.79   6.37   6.94
18.40%        1.23   1.84    2.45   3.06   3.68    4.29   4.90   5.51    6.13   6.74   7.35
18.83%        1.23   1.85    2.46   3.08   3.70    4.31   4.93   5.54    6.16   6.78   7.39
19.19%        1.24   1.86    2.47   3.09   3.71    4.33   4.95   5.57    6.19   6.81   7.42
19.55%        1.24   1.86    2.49   3.11   3.73    4.35   4.97   5.59    6.22   6.84   7.46
28.00%        1.39   2.08    2.78   3.47   4.17    4.86   5.56   6.25    6.94   7.64   8.33
28.72%        1.40   2.10    2.81   3.51   4.21    4.91   5.61   6.31    7.01   7.72   8.42
30.88%        1.45   2.17    2.89   3.62   4.34    5.06   5.79   6.51    7.23   7.96   8.68
31.69%        1.46   2.20    2.93   3.66   4.39    5.12   5.86   6.59    7.32   8.05   8.78
32.35%        1.48   2.22    2.96   3.70   4.43    5.17   5.91   6.65    7.39   8.13   8.87
33.02%        1.49   2.24    2.99   3.73   4.48    5.23   5.97   6.72    7.46   8.21   8.96
35.68%        1.55   2.33    3.11   3.89   4.66    5.44   6.22   7.00    7.77   8.55   9.33
36.63%        1.58   2.37    3.16   3.95   4.73    5.52   6.31   7.10    7.89   8.68   9.47
37.42%        1.60   2.40    3.20   3.99   4.79    5.59   6.39   7.19    7.99   8.79   9.59
37.60%        1.60   2.40    3.21   4.01   4.81    5.61   6.41   7.21    8.01   8.81   9.62
38.20%        1.62   2.43    3.24   4.05   4.85    5.66   6.47   7.28    8.09   8.90   9.71
38.61%        1.63   2.44    3.26   4.07   4.89    5.70   6.52   7.33    8.14   8.96   9.77
40.27%        1.67   2.51    3.35   4.19   5.02    5.86   6.70   7.53    8.37   9.21  10.05
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
61p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

Appendix A

2004 Minnesota Tax-Exempt/Taxable Equivalent Yield Calculation

The following tables determine combined federal and state taxable yield equivalents for given rates of tax-exempt income.

Step 1: Calculating Your Marginal Tax Rate

Using your Taxable Income and Adjusted Gross Income as guides, you can locate your marginal tax rate in the table below. The same process is used for the Qualifying Dividend Rates and the Ordinary Income Rates.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage shown is an approximation of your Marginal Tax Rate.

Example: Assume you are comparing Ordinary Income Rates to Tax-Exempt Rates, you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000. Under Ordinary Income Rates, Taxable Income Married Filing Jointly, $138,000 is in the $117,250 - $178,650 row. Under Adjusted Gross Income, $175,000 is in the $142,700 to $214,050 column. The Taxable Income line and Adjusted Gross Income column meet at 34.43%. This is the rate you will use in Step 2.

Qualifying dividend rates

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700     $214,050
                                           to            to           to          Over
Married filing jointly                  $142,700     $214,050(1)  $336,550(2)  $336,550(1)
--------------------------------------------------------------------------------------------
$     0 - $ 28,420                        10.08%
 28,420 -   58,100                        11.70
 58,100 -  112,910                        20.99         21.41%
 Over 112,910                             21.67         22.09        22.77%       22.09%
--------------------------------------------------------------------------------------------

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700
                                           to            to          Over
Single                                  $142,700     $265,200(2)  $265,200(1)
--------------------------------------------------------------------------------------------
$     0 - $19,440                         10.08%
 19,440 -  29,050                         11.70
 29,050 -  63,860                         20.99
 Over 63,860                              21.67         22.43%       22.09%
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
62p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

Ordinary income rates

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700     $214,050
                                           to            to           to          Over
Married filing jointly                  $142,700     $214,050(1)  $336,550(2)  $336,550(1)
--------------------------------------------------------------------------------------------
$      0 - $ 14,300                       14.82%
  14,300 -   28,420                       19.55
  28,420 -   58,100                       20.99
  58,100 -  112,910                       30.29         30.98%
 112,910 -  117,250                       30.89         31.58
 117,250 -  178,650                       33.65         34.43        35.71%
 178,650 -  319,100                       38.26         39.17        40.68        39.17%
 Over 319,100                             40.10                      42.67(3)     41.07
--------------------------------------------------------------------------------------------

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700
                                           to            to          Over
Single                                  $142,700     $265,200(2)  $265,200(1)
--------------------------------------------------------------------------------------------
$      0 - $  7,150                       14.82%
   7,150 -   19,440                       19.55
  19,440 -   29,050                       20.99
  29,050 -   63,860                       30.29
  63,860 -   70,350                       30.89
  70,350 -  146,750                       33.65         35.07%
 146,750 -  319,100                       38.26         39.93        39.17%
 Over 319,100                             40.10         41.07
--------------------------------------------------------------------------------------------

(1)  Assumes a phase-out of itemized deduction.

(2)  Assumes a phase-out of itemized deductions and personal exemptions.

(3) This rate applies only to the limited case where the couple's AGI is $336,550 or less and their taxable income exceeds $319,100.


--------------------------------------------------------------------------------
63p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

Step 2: Determining Your Federal Taxable Yield Equivalent

Using 34.43%, you may determine that a tax-exempt yield of 3% is equivalent to earning a taxable 4.58% yield.

                                      For these Tax-Exempt Rates:
--------------------------------------------------------------------------------------------
              1.0%   1.5%    2.0%   2.5%   3.0%    3.5%   4.0%   4.5%    5.0%   5.5%   6.0%
--------------------------------------------------------------------------------------------
Marginal
Tax Rates                         The Tax-Equivalent Yields Are (%):
--------------------------------------------------------------------------------------------
10.08%        1.11   1.67    2.22   2.78   3.34    3.89   4.45   5.00    5.56   6.12   6.67
11.70%        1.13   1.70    2.27   2.83   3.40    3.96   4.53   5.10    5.66   6.23   6.80
14.82%        1.17   1.76    2.35   2.93   3.52    4.11   4.70   5.28    5.87   6.46   7.04
19.55%        1.24   1.86    2.49   3.11   3.73    4.35   4.97   5.59    6.22   6.84   7.46
20.99%        1.27   1.90    2.53   3.16   3.80    4.43   5.06   5.70    6.33   6.96   7.59
21.41%        1.27   1.91    2.54   3.18   3.82    4.45   5.09   5.73    6.36   7.00   7.63
21.67%        1.28   1.91    2.55   3.19   3.83    4.47   5.11   5.74    6.38   7.02   7.66
22.09%        1.28   1.93    2.57   3.21   3.85    4.49   5.13   5.78    6.42   7.06   7.70
22.43%        1.29   1.93    2.58   3.22   3.87    4.51   5.16   5.80    6.45   7.09   7.73
22.77%        1.29   1.94    2.59   3.24   3.88    4.53   5.18   5.83    6.47   7.12   7.77
30.29%        1.43   2.15    2.87   3.59   4.30    5.02   5.74   6.46    7.17   7.89   8.61
30.89%        1.45   2.17    2.89   3.62   4.34    5.06   5.79   6.51    7.23   7.96   8.68
30.98%        1.45   2.17    2.90   3.62   4.35    5.07   5.80   6.52    7.24   7.97   8.69
31.58%        1.46   2.19    2.92   3.65   4.38    5.12   5.85   6.58    7.31   8.04   8.77
33.65%        1.51   2.26    3.01   3.77   4.52    5.28   6.03   6.78    7.54   8.29   9.04
34.43%        1.53   2.29    3.05   3.81   4.58    5.34   6.10   6.86    7.63   8.39   9.15
35.07%        1.54   2.31    3.08   3.85   4.62    5.39   6.16   6.93    7.70   8.47   9.24
35.71%        1.56   2.33    3.11   3.89   4.67    5.44   6.22   7.00    7.78   8.55   9.33
38.26%        1.62   2.43    3.24   4.05   4.86    5.67   6.48   7.29    8.10   8.91   9.72
39.17%        1.64   2.47    3.29   4.11   4.93    5.75   6.58   7.40    8.22   9.04   9.86
39.93%        1.66   2.50    3.33   4.16   4.99    5.83   6.66   7.49    8.32   9.16   9.99
40.10%        1.67   2.50    3.34   4.17   5.01    5.84   6.68   7.51    8.35   9.18  10.02
40.68%        1.69   2.53    3.37   4.21   5.06    5.90   6.74   7.59    8.43   9.27  10.11
41.07%        1.70   2.55    3.39   4.24   5.09    5.94   6.79   7.64    8.48   9.33  10.18
42.67%        1.74   2.62    3.49   4.36   5.23    6.11   6.98   7.85    8.72   9.59  10.47
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
64p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

Appendix A

2004 New York Tax-Exempt/Taxable Equivalent Yield Calculation

The following tables determine combined federal and state taxable yield equivalents for given rates of tax-exempt income.

Step 1: Calculating Your Marginal Tax Rate

Using your Taxable Income and Adjusted Gross Income as guides, you can locate your marginal tax rate in the table below. The same process is used for the Qualifying Dividend Rates and the Ordinary Income Rates.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage shown is an approximation of your Marginal Tax Rate.

Example: Assume you are comparing Ordinary Income Rates to Tax-Exempt Rates, you are married filing jointly, your taxable income is $138,000 and your adjustable gross income is $175,000. Under Ordinary Income Rates, Taxable Income Married Filing Jointly, $138,000 is in the $117,250 - $150,000 row. Under Adjusted Gross Income, $175,000 is in the $142,700 to $214,050 column. The Taxable Income line and Adjusted Gross Income column meet at 33.71%. This is the rate you will use in Step 2.

Qualifying dividend rates

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700     $214,050
                                           to            to           to          Over
Married filing jointly                  $142,700     $214,050(1)  $336,550(2)  $336,550(1)
--------------------------------------------------------------------------------------------
$      0 - $ 16,000                        8.80%
  16,000 -   22,000                        9.28
  22,000 -   26,000                        9.99
  26,000 -   40,000                       10.61
  40,000 -   58,100                       11.51
  58,100 -  150,000                       20.82         21.24%
 150,000 -  500,000                       21.27         21.69        22.37%       21.69%
 Over 500,000                             21.55                                   21.96
--------------------------------------------------------------------------------------------

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700
                                           to            to          Over
Single                                  $142,700     $265,200(2)  $265,200(1)
--------------------------------------------------------------------------------------------
$      0 - $  8,000                        8.80%
   8,000 -   11,000                        9.28
  11,000 -   13,000                        9.99
  13,000 -   20,000                       10.61
  20,000 -   29,050                       11.51
  29,050 -  100,000                       20.82
 100,000 -  500,000                       21.27         22.03%       21.69%
 Over 500,000                             21.55                      21.96
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
65p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

Ordinary income rates

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700     $214,050
                                           to            to           to          Over
Married filing jointly                  $142,700     $214,050(1)  $336,550(2)  $336,550(1)
--------------------------------------------------------------------------------------------
$      0 - $ 14,300                       13.60%
  14,300 -   16,000                       18.40
  16,000 -   22,000                       18.83
  22,000 -   26,000                       19.46
  26,000 -   40,000                       20.02
  40,000 -   58,100                       20.82
  58,100 -  117,250                       30.14         30.84%
 117,250 -  150,000                       32.93         33.71
 150,000 -  178,650                       33.31         34.09        35.37%
 178,650 -  319,100                       37.94         38.86        40.37        38.86%
 319,100 -  500,000                       39.79                      42.37(3)     40.77
 Over 500,000                             40.01                                   40.97
--------------------------------------------------------------------------------------------

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700
                                           to            to          Over
Single                                  $142,700     $265,200(2)  $265,200(1)
--------------------------------------------------------------------------------------------
$      0 - $  7,150                       13.60%
   7,150 -    8,000                       18.40
   8,000 -   11,000                       18.83
  11,000 -   13,000                       19.46
  13,000 -   20,000                       20.02
  20,000 -   29,050                       20.82
  29,050 -   70,350                       30.14
  70,350 -  100,000                       32.93
 100,000 -  146,750                       33.31         34.73%
 146,750 -  319,100                       37.94         39.62        38.86%
 319,100 -  500,000                       39.79                      40.77
 Over 500,000                             40.01                      40.97
--------------------------------------------------------------------------------------------

(1)  Assumes a phase-out of itemized deduction.

(2)  Assumes a phase-out of itemized deductions and personal exemptions.

(3) This rate applies only to the limited case where the couple's AGI is $336,550 or less and their taxable income exceeds $319,100.


--------------------------------------------------------------------------------
66p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

Step 2: Determining Your Federal Taxable Yield Equivalent

Using 33.71%, you may determine that a tax-exempt yield of 3% is equivalent to earning a taxable 4.53% yield.

                                      For these Tax-Exempt Rates:
--------------------------------------------------------------------------------------------
              1.0%   1.5%    2.0%   2.5%   3.0%    3.5%   4.0%   4.5%    5.0%   5.5%   6.0%
--------------------------------------------------------------------------------------------
Marginal
Tax Rates                         The Tax-Equivalent Yields Are (%):
--------------------------------------------------------------------------------------------
 8.80%        1.10   1.64    2.19   2.74   3.29    3.84   4.39   4.93    5.48   6.03   6.58
 9.28%        1.10   1.65    2.20   2.76   3.31    3.86   4.41   4.96    5.51   6.06   6.61
 9.99%        1.11   1.67    2.22   2.78   3.33    3.89   4.44   5.00    5.55   6.11   6.67
10.61%        1.12   1.68    2.24   2.80   3.36    3.92   4.47   5.03    5.59   6.15   6.71
11.51%        1.13   1.70    2.26   2.83   3.39    3.96   4.52   5.09    5.65   6.22   6.78
13.60%        1.16   1.74    2.31   2.89   3.47    4.05   4.63   5.21    5.79   6.37   6.94
18.40%        1.23   1.84    2.45   3.06   3.68    4.29   4.90   5.51    6.13   6.74   7.35
18.83%        1.23   1.85    2.46   3.08   3.70    4.31   4.93   5.54    6.16   6.78   7.39
19.46%        1.24   1.86    2.48   3.10   3.72    4.35   4.97   5.59    6.21   6.83   7.45
20.02%        1.25   1.88    2.50   3.13   3.75    4.38   5.00   5.63    6.25   6.88   7.50
20.82%        1.26   1.89    2.53   3.16   3.79    4.42   5.05   5.68    6.31   6.95   7.58
21.24%        1.27   1.90    2.54   3.17   3.81    4.44   5.08   5.71    6.35   6.98   7.62
21.27%        1.27   1.91    2.54   3.18   3.81    4.45   5.08   5.72    6.35   6.99   7.62
21.55%        1.27   1.91    2.55   3.19   3.82    4.46   5.10   5.74    6.37   7.01   7.65
21.69%        1.28   1.92    2.55   3.19   3.83    4.47   5.11   5.75    6.38   7.02   7.66
21.96%        1.28   1.92    2.56   3.20   3.84    4.48   5.13   5.77    6.41   7.05   7.69
22.03%        1.28   1.92    2.57   3.21   3.85    4.49   5.13   5.77    6.41   7.05   7.70
22.37%        1.29   1.93    2.58   3.22   3.86    4.51   5.15   5.80    6.44   7.08   7.73
30.14%        1.43   2.15    2.86   3.58   4.29    5.01   5.73   6.44    7.16   7.87   8.59
30.84%        1.45   2.17    2.89   3.61   4.34    5.06   5.78   6.51    7.23   7.95   8.68
32.93%        1.49   2.24    2.98   3.73   4.47    5.22   5.96   6.71    7.45   8.20   8.95
33.31%        1.50   2.25    3.00   3.75   4.50    5.25   6.00   6.75    7.50   8.25   9.00
33.71%        1.51   2.26    3.02   3.77   4.53    5.28   6.03   6.79    7.54   8.30   9.05
34.09%        1.52   2.28    3.03   3.79   4.55    5.31   6.07   6.83    7.59   8.34   9.10
34.73%        1.53   2.30    3.06   3.83   4.60    5.36   6.13   6.89    7.66   8.43   9.19
35.37%        1.55   2.32    3.09   3.87   4.64    5.42   6.19   6.96    7.74   8.51   9.28
37.94%        1.61   2.42    3.22   4.03   4.83    5.64   6.45   7.25    8.06   8.86   9.67
38.86%        1.64   2.45    3.27   4.09   4.91    5.72   6.54   7.36    8.18   9.00   9.81
39.62%        1.66   2.48    3.31   4.14   4.97    5.80   6.62   7.45    8.28   9.11   9.94
39.79%        1.66   2.49    3.32   4.15   4.98    5.81   6.64   7.47    8.30   9.13   9.97
40.01%        1.67   2.50    3.33   4.17   5.00    5.83   6.67   7.50    8.33   9.17  10.00
40.37%        1.68   2.52    3.35   4.19   5.03    5.87   6.71   7.55    8.39   9.22  10.06
40.77%        1.69   2.53    3.38   4.22   5.07    5.91   6.75   7.60    8.44   9.29  10.13
40.97%        1.69   2.54    3.39   4.24   5.08    5.93   6.78   7.62    8.47   9.32  10.16
42.37%        1.74   2.60    3.47   4.34   5.21    6.07   6.94   7.81    8.68   9.54  10.41
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
67p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

Appendix A

2004 New York State and New York City Tax-Exempt/Taxable Equivalent Yield Calculation

The following tables determine combined federal, state and city taxable yield equivalents for given rates of tax-exempt income.

Step 1: Calculating Your Marginal Tax Rate

Using your Taxable Income and Adjusted Gross Income as guides, you can locate your marginal tax rate in the table below. The same process is used for the Qualifying Dividend Rates and the Ordinary Income Rates.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage shown is an approximation of your Marginal Tax Rate.

Example: Assume you are comparing Ordinary Income Rates to Tax-Exempt Rates, you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000. Under Ordinary Income Rates, Taxable Income Married Filing Jointly, $138,000 is in the $117,250 - $150,000 row. Under Adjusted Gross Income, $175,000 is in the $142,700 to $214,050 column. The Taxable Income line and Adjusted Gross Income column meet at 36.31%. This is the rate you will use in Step 2.

Qualifying dividend rates

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700     $214,050
                                           to            to           to          Over
Married filing jointly                  $142,700     $214,050(1)  $336,550(2)  $336,550(1)
--------------------------------------------------------------------------------------------
$      0 - $ 16,000                       11.56%
  16,000 -   21,600                       12.04
  21,600 -   22,000                       12.63
  22,000 -   26,000                       13.34
  26,000 -   40,000                       13.96
  40,000 -   45,000                       14.86
  45,000 -   58,100                       14.92
  58,100 -   90,000                       23.87
  90,000 -  150,000                       23.92         24.33%
 150,000 -  500,000                       24.82         25.22        25.87%       25.22%
 Over 500,000                             25.33                                   25.72
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
68p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

Qualifying dividend rates (continued)

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700
                                           to            to          Over
Single                                  $142,700     $265,200(2)  $265,200(1)
--------------------------------------------------------------------------------------------
$      0 - $  8,000                       11.56%
   8,000 -   11,000                       12.04
  11,000 -   12,000                       12.75
  12,000 -   13,000                       13.34
  13,000 -   20,000                       13.96
  20,000 -   25,000                       14.86
  25,000 -   29,050                       14.92
  29,050 -   50,000                       23.87
  50,000 -  100,000                       23.92         24.66%
 100,000 -  500,000                       24.82         25.54        25.22%
 Over 500,000                             25.33         25.72
--------------------------------------------------------------------------------------------

Ordinary income rates

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700     $214,050
                                           to            to           to          Over
Married filing jointly                  $142,700     $214,050(1)  $336,550(2)  $336,550(1)
--------------------------------------------------------------------------------------------
$      0 - $ 14,300                       16.22%
  14,300 -   16,000                       20.87
  16,000 -   21,600                       21.30
  21,600 -   22,000                       21.83
  22,000 -   26,000                       22.47
  26,000 -   40,000                       23.02
  40,000 -   45,000                       23.83
  40,000 -   58,100                       23.87
  58,100 -   90,000                       32.83
  90,000 -  117,250                       32.87         33.54%
 117,250 -  150,000                       35.56         36.31
 150,000 -  178,650                       36.32         37.06        38.29%
 178,650 -  319,100                       40.74         41.61        43.06        41.61%
 319,100 -  500,000                       42.51                      44.97(3)     43.44
 Over 500,000                             42.90                                   43.82
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
69p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

Ordinary income rates (continued)

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700
                                           to            to          Over
Single                                  $142,700     $265,200(2)  $265,200(1)
--------------------------------------------------------------------------------------------
$      0 - $  7,150                       16.22%
   7,150 -    8,000                       20.87
   8,000 -   11,000                       21.30
  11,000 -   12,000                       21.93
  12,000 -   13,000                       22.47
  13,000 -   20,000                       23.02
  20,000 -   25,000                       23.83
  25,000 -   29,050                       23.87
  29,050 -   50,000                       32.83
  50,000 -   70,350                       32.87
  70,350 -  100,000                       35.56
 100,000 -  146,750                       36.32         37.67%
 146,750 -  319,100                       40.74         42.34        41.61%
 319,100 -  500,000                       42.51         44.20        43.44
 Over 500,000                             42.90                      43.82
--------------------------------------------------------------------------------------------

(1)  Assumes a phase-out of itemized deduction.

(2)  Assumes a phase-out of itemized deductions and personal exemptions.

(3) This rate applies only to the limited case where the couple's AGI is $336,550 or less and their taxable income exceeds $319,100.


--------------------------------------------------------------------------------
70p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

Step 2: Determining Your Federal Taxable Yield Equivalent

Using 36.31%, you may determine that a tax-exempt yield of 3% is equivalent to earning a taxable 4.71% yield.

                                      For these Tax-Exempt Rates:
--------------------------------------------------------------------------------------------
              1.0%   1.5%    2.0%   2.5%   3.0%    3.5%   4.0%   4.5%    5.0%   5.5%   6.0%
--------------------------------------------------------------------------------------------
Marginal
Tax Rates                         The Tax-Equivalent Yields Are (%):
--------------------------------------------------------------------------------------------
11.56%        1.13   1.70    2.26   2.83   3.39    3.96   4.52   5.09    5.65   6.22   6.78
12.04%        1.14   1.71    2.27   2.84   3.41    3.98   4.55   5.12    5.68   6.25   6.82
12.63%        1.14   1.72    2.29   2.86   3.43    4.01   4.58   5.15    5.72   6.30   6.87
12.75%        1.15   1.72    2.29   2.87   3.44    4.01   4.58   5.16    5.73   6.30   6.88
13.34%        1.15   1.73    2.31   2.88   3.46    4.04   4.62   5.19    5.77   6.35   6.92
13.96%        1.16   1.74    2.32   2.91   3.49    4.07   4.65   5.23    5.81   6.39   6.97
14.86%        1.17   1.76    2.35   2.94   3.52    4.11   4.70   5.29    5.87   6.46   7.05
14.92%        1.18   1.76    2.35   2.94   3.53    4.11   4.70   5.29    5.88   6.46   7.05
16.22%        1.19   1.79    2.39   2.98   3.58    4.18   4.77   5.37    5.97   6.56   7.16
20.87%        1.26   1.90    2.53   3.16   3.79    4.42   5.05   5.69    6.32   6.95   7.58
21.30%        1.27   1.91    2.54   3.18   3.81    4.45   5.08   5.72    6.35   6.99   7.62
21.83%        1.28   1.92    2.56   3.20   3.84    4.48   5.12   5.76    6.40   7.04   7.68
21.93%        1.28   1.92    2.56   3.20   3.84    4.48   5.12   5.76    6.40   7.04   7.69
22.47%        1.29   1.93    2.58   3.22   3.87    4.51   5.16   5.80    6.45   7.09   7.74
23.02%        1.30   1.95    2.60   3.25   3.90    4.55   5.20   5.85    6.50   7.14   7.79
23.83%        1.31   1.97    2.63   3.28   3.94    4.59   5.25   5.91    6.56   7.22   7.88
23.87%        1.31   1.97    2.63   3.28   3.94    4.60   5.25   5.91    6.57   7.22   7.88
23.92%        1.31   1.97    2.63   3.29   3.94    4.60   5.26   5.91    6.57   7.23   7.89
24.33%        1.32   1.98    2.64   3.30   3.96    4.63   5.29   5.95    6.61   7.27   7.93
24.66%        1.33   1.99    2.65   3.32   3.98    4.65   5.31   5.97    6.64   7.30   7.96
24.82%        1.33   2.00    2.66   3.33   3.99    4.66   5.32   5.99    6.65   7.32   7.98
25.22%        1.34   2.01    2.67   3.34   4.01    4.68   5.35   6.02    6.69   7.35   8.02
25.33%        1.34   2.01    2.68   3.35   4.02    4.69   5.36   6.03    6.70   7.37   8.04
25.54%        1.34   2.01    2.69   3.36   4.03    4.70   5.37   6.04    6.72   7.39   8.06
25.72%        1.35   2.02    2.69   3.37   4.04    4.71   5.39   6.06    6.73   7.40   8.08
25.87%        1.35   2.02    2.70   3.37   4.05    4.72   5.40   6.07    6.74   7.42   8.09
32.83%        1.49   2.23    2.98   3.72   4.47    5.21   5.96   6.70    7.44   8.19   8.93
32.87%        1.49   2.23    2.98   3.72   4.47    5.21   5.96   6.70    7.45   8.19   8.94
33.54%        1.50   2.26    3.01   3.76   4.51    5.27   6.02   6.77    7.52   8.28   9.03
35.56%        1.55   2.33    3.10   3.88   4.66    5.43   6.21   6.98    7.76   8.54   9.31
36.31%        1.57   2.36    3.14   3.93   4.71    5.50   6.28   7.07    7.85   8.64   9.42
36.32%        1.57   2.36    3.14   3.93   4.71    5.50   6.28   7.07    7.85   8.64   9.42
37.06%        1.59   2.38    3.18   3.97   4.77    5.56   6.36   7.15    7.94   8.74   9.53
37.67%        1.60   2.41    3.21   4.01   4.81    5.62   6.42   7.22    8.02   8.82   9.63
38.29%        1.62   2.43    3.24   4.05   4.86    5.67   6.48   7.29    8.10   8.91   9.72
40.74%        1.69   2.53    3.37   4.22   5.06    5.91   6.75   7.59    8.44   9.28  10.12
41.61%        1.71   2.57    3.43   4.28   5.14    5.99   6.85   7.71    8.56   9.42  10.28
42.34%        1.73   2.60    3.47   4.34   5.20    6.07   6.94   7.80    8.67   9.54  10.41
42.51%        1.74   2.61    3.48   4.35   5.22    6.09   6.96   7.83    8.70   9.57  10.44
42.90%        1.75   2.63    3.50   4.38   5.25    6.13   7.01   7.88    8.76   9.63  10.51
43.06%        1.76   2.63    3.51   4.39   5.27    6.15   7.02   7.90    8.78   9.66  10.54
43.44%        1.77   2.65    3.54   4.42   5.30    6.19   7.07   7.96    8.84   9.72  10.61
43.82%        1.78   2.67    3.56   4.45   5.34    6.23   7.12   8.01    8.90   9.79  10.68
44.20%        1.79   2.69    3.58   4.48   5.38    6.27   7.17   8.06    8.96   9.86  10.75
44.97%        1.82   2.73    3.63   4.54   5.45    6.36   7.27   8.18    9.09   9.99  10.90
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
71p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

Appendix A

2004 Ohio Tax-Exempt/Taxable Equivalent Yield Calculation

The following tables determine combined federal and state taxable yield equivalents for given rates of tax-exempt income.

Step 1: Calculating Your Marginal Tax Rate

Using your Taxable Income and Adjusted Gross Income as guides, you can locate your marginal tax rate in the table below. The same process is used for the Qualifying Dividend Rates and the Ordinary Income Rates.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage shown is an approximation of your Marginal Tax Rate.

Example: Assume you are comparing Ordinary Income Rates to Tax-Exempt Rates, you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000. Under Ordinary Income Rates, Taxable Income Married Filing Jointly, $138,000 is in the $117,250 - $178,650 row. Under Adjusted Gross Income, $175,000 is in the $142,700 to $214,050 column. The Taxable Income line and Adjusted Gross Income column meet at 33.75%. This is the rate you will use in Step 2.

Qualifying dividend rates

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700     $214,050
                                           to            to           to          Over
Married filing jointly                  $142,700     $214,050(1)  $336,550(2)  $336,550(1)
--------------------------------------------------------------------------------------------
$      0 - $  5,000                        5.71%
   5,000 -   10,000                        6.41
  10,000 -   15,000                        7.82
  15,000 -   20,000                        8.53
  20,000 -   40,000                        9.23
  40,000 -   58,100                        9.94
  58,100 -   80,000                       19.42         19.85%
  80,000 -  100,000                       20.05         20.47
 100,000 -  200,000                       20.87         21.28        21.98%
 Over 200,000                             21.38         21.79        22.48        21.79%
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
72p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

Qualifying dividend rates (continued)

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700
                                           to            to          Over
Single                                  $142,700     $265,200(2)  $265,200(1)
--------------------------------------------------------------------------------------------
$      0 - $  5,000                        5.71%
   5,000 -   10,000                        6.41
  10,000 -   15,000                        7.82
  15,000 -   20,000                        8.53
  20,000 -   29,050                        9.23
  29,050 -   40,000                       18.79
  40,000 -   80,000                       19.42
  80,000 -  100,000                       20.05         20.82%
 100,000 -  200,000                       20.87         21.63        21.28%
 Over 200,000                             21.38         22.13        21.79
--------------------------------------------------------------------------------------------

Ordinary income rates

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700     $214,050
                                           to            to           to          Over
Married filing jointly                  $142,700     $214,050(1)  $336,550(2)  $336,550(1)
--------------------------------------------------------------------------------------------
$      0 - $  5,000                       10.67%
   5,000 -   10,000                       11.34
  10,000 -   14,300                       12.67
  14,300 -   15,000                       17.53
  15,000 -   20,000                       18.16
  20,000 -   40,000                       18.79
  40,000 -   58,100                       19.42
  58,100 -   80,000                       28.90         29.61%
  80,000 -  100,000                       29.46         30.16
 100,000 -  117,250                       30.18         30.87
 117,250 -  178,650                       32.97         33.75        35.04%
 178,650 -  200,000                       37.62         38.54        40.07
 200,000 -  319,100                       38.03         38.94        40.45        38.94%
 Over 319,100                             39.88                      42.45(3)     40.85
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
73p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

Ordinary income rates (continued)

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700
                                           to            to          Over
Single                                  $142,700     $265,200(2)  $265,200(1)
--------------------------------------------------------------------------------------------
$      0 - $  5,000                       10.67%
   5,000 -    7,150                       11.34
   7,150 -   10,000                       16.26
  10,000 -   15,000                       17.53
  15,000 -   20,000                       18.16
  20,000 -   29,050                       18.79
  29,050 -   40,000                       28.34
  40,000 -   70,350                       28.90
  70,350 -   80,000                       31.74
  80,000 -  100,000                       32.28         33.72%
 100,000 -  146,750                       32.97         34.40
 146,750 -  200,000                       37.62         39.31        38.54%
 200,000 -  319,100                       38.03         39.70        38.94
 Over 319,100                             39.88                      40.85
--------------------------------------------------------------------------------------------

(1)  Assumes a phase-out of itemized deduction.

(2)  Assumes a phase-out of itemized deductions and personal exemptions.

(3) This rate applies only to the limited case where the couple's AGI is $336,550 or less and their taxable income exceeds $319,100.

Step 2: Determining Your Federal Taxable Yield Equivalent

Using 33.75%, you may determine that a tax-exempt yield of 3% is equivalent to earning a taxable 4.53% yield.

                                      For these Tax-Exempt Rates:
--------------------------------------------------------------------------------------------
              1.0%   1.5%    2.0%   2.5%   3.0%    3.5%   4.0%   4.5%    5.0%   5.5%   6.0%
--------------------------------------------------------------------------------------------
Marginal
Tax Rates                         The Tax-Equivalent Yields Are (%):
--------------------------------------------------------------------------------------------
 5.71%        1.06   1.59    2.12   2.65   3.18    3.71   4.24   4.77    5.30   5.83   6.36
 6.41%        1.07   1.60    2.14   2.67   3.21    3.74   4.27   4.81    5.34   5.88   6.41
 7.82%        1.08   1.63    2.17   2.71   3.25    3.80   4.34   4.88    5.42   5.97   6.51
 8.53%        1.09   1.64    2.19   2.73   3.28    3.83   4.37   4.92    5.47   6.01   6.56
 9.23%        1.10   1.65    2.20   2.75   3.31    3.86   4.41   4.96    5.51   6.06   6.61
 9.94%        1.11   1.67    2.22   2.78   3.33    3.89   4.44   5.00    5.55   6.11   6.66
10.67%        1.12   1.68    2.24   2.80   3.36    3.92   4.48   5.04    5.60   6.16   6.72
11.34%        1.13   1.69    2.26   2.82   3.38    3.95   4.51   5.08    5.64   6.20   6.77
12.67%        1.15   1.72    2.29   2.86   3.44    4.01   4.58   5.15    5.73   6.30   6.87
16.26%        1.19   1.79    2.39   2.99   3.58    4.18   4.78   5.37    5.97   6.57   7.17
17.53%        1.21   1.82    2.43   3.03   3.64    4.24   4.85   5.46    6.06   6.67   7.28
18.16%        1.22   1.83    2.44   3.05   3.67    4.28   4.89   5.50    6.11   6.72   7.33
18.79%        1.23   1.85    2.46   3.08   3.69    4.31   4.93   5.54    6.16   6.77   7.39
19.42%        1.24   1.86    2.48   3.10   3.72    4.34   4.96   5.58    6.21   6.83   7.45
19.85%        1.25   1.87    2.50   3.12   3.74    4.37   4.99   5.61    6.24   6.86   7.49
20.05%        1.25   1.88    2.50   3.13   3.75    4.38   5.00   5.63    6.25   6.88   7.50
20.47%        1.26   1.89    2.51   3.14   3.77    4.40   5.03   5.66    6.29   6.92   7.54
20.82%        1.26   1.89    2.53   3.16   3.79    4.42   5.05   5.68    6.31   6.95   7.58
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
74p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

                                      For these Tax-Exempt Rates:
--------------------------------------------------------------------------------------------
              1.0%   1.5%    2.0%   2.5%   3.0%    3.5%   4.0%   4.5%    5.0%   5.5%   6.0%
--------------------------------------------------------------------------------------------
Marginal
Tax Rates                         The Tax-Equivalent Yields Are (%):
--------------------------------------------------------------------------------------------
20.87%        1.26   1.90    2.53   3.16   3.79    4.42   5.05   5.69    6.32   6.95   7.58
21.28%        1.27   1.91    2.54   3.18   3.81    4.45   5.08   5.72    6.35   6.99   7.62
21.38%        1.27   1.91    2.54   3.18   3.82    4.45   5.09   5.72    6.36   7.00   7.63
21.63%        1.28   1.91    2.55   3.19   3.83    4.47   5.10   5.74    6.38   7.02   7.66
21.79%        1.28   1.92    2.56   3.20   3.84    4.48   5.11   5.75    6.39   7.03   7.67
21.98%        1.28   1.92    2.56   3.20   3.85    4.49   5.13   5.77    6.41   7.05   7.69
22.14%        1.28   1.93    2.57   3.21   3.85    4.50   5.14   5.78    6.42   7.06   7.71
22.48%        1.29   1.93    2.58   3.22   3.87    4.51   5.16   5.80    6.45   7.09   7.74
28.34%        1.40   2.09    2.79   3.49   4.19    4.88   5.58   6.28    6.98   7.68   8.37
28.90%        1.41   2.11    2.81   3.52   4.22    4.92   5.63   6.33    7.03   7.74   8.44
29.46%        1.42   2.13    2.84   3.54   4.25    4.96   5.67   6.38    7.09   7.80   8.51
29.61%        1.42   2.13    2.84   3.55   4.26    4.97   5.68   6.39    7.10   7.81   8.52
30.16%        1.43   2.15    2.86   3.58   4.30    5.01   5.73   6.44    7.16   7.88   8.59
30.18%        1.43   2.15    2.86   3.58   4.30    5.01   5.73   6.45    7.16   7.88   8.59
30.87%        1.45   2.17    2.89   3.62   4.34    5.06   5.79   6.51    7.23   7.96   8.68
31.74%        1.46   2.20    2.93   3.66   4.39    5.13   5.86   6.59    7.32   8.06   8.79
32.28%        1.48   2.22    2.95   3.69   4.43    5.17   5.91   6.65    7.38   8.12   8.86
32.97%        1.49   2.24    2.98   3.73   4.48    5.22   5.97   6.71    7.46   8.21   8.95
33.72%        1.51   2.26    3.02   3.77   4.53    5.28   6.04   6.79    7.54   8.30   9.05
33.75%        1.51   2.26    3.02   3.77   4.53    5.28   6.04   6.79    7.55   8.30   9.06
34.40%        1.52   2.29    3.05   3.81   4.57    5.34   6.10   6.86    7.62   8.38   9.15
35.04%        1.54   2.31    3.08   3.85   4.62    5.39   6.16   6.93    7.70   8.47   9.24
37.62%        1.60   2.40    3.21   4.01   4.81    5.61   6.41   7.21    8.02   8.82   9.62
38.03%        1.61   2.42    3.23   4.03   4.84    5.65   6.45   7.26    8.07   8.88   9.68
38.54%        1.63   2.44    3.25   4.07   4.88    5.69   6.51   7.32    8.14   8.95   9.76
38.94%        1.64   2.46    3.28   4.09   4.91    5.73   6.55   7.37    8.19   9.01   9.83
39.31%        1.65   2.47    3.30   4.12   4.94    5.77   6.59   7.41    8.24   9.06   9.89
39.70%        1.66   2.49    3.32   4.15   4.98    5.80   6.63   7.46    8.29   9.12   9.95
39.88%        1.66   2.50    3.33   4.16   4.99    5.82   6.65   7.49    8.32   9.15   9.98
40.07%        1.67   2.50    3.34   4.17   5.01    5.84   6.67   7.51    8.34   9.18  10.01
40.45%        1.68   2.52    3.36   4.20   5.04    5.88   6.72   7.56    8.40   9.24  10.08
40.85%        1.69   2.54    3.38   4.23   5.07    5.92   6.76   7.61    8.45   9.30  10.14
42.45%        1.74   2.61    3.48   4.34   5.21    6.08   6.95   7.82    8.69   9.56  10.43
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
75p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

Appendix B

2004 Michigan Tax-Exempt/Taxable Equivalent Yield Calculation

For the period from July 1, 2004 through Dec. 31, 2004

The following tables determine combined federal and state taxable yield equivalents for given rates of tax-exempt income.

Step 1: Calculating Your Marginal Tax Rate

Using your Taxable Income and Adjusted Gross Income as guides, you can locate your marginal tax rate in the table below. The same process is used for the Qualifying Dividend Rates and the Ordinary Income Rates.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage shown is an approximation of your Marginal Tax Rate.

Example: Assume you are comparing Ordinary Income Rates to Tax-Exempt Rates, you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000. Under Ordinary Income Rates, Taxable Income Married Filing Jointly, $138,000 is in the $117,250 - $178,650 row. Under Adjusted Gross Income, $175,000 is in the $142,700 to $214,050 column. The Taxable Income line and Adjusted Gross Income column meet at 31.62%. This is the rate you will use in Step 2.

Qualifying dividend rates

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700     $214,050
                                           to            to           to          Over
Married filing jointly                  $142,700     $214,050(1)  $336,550(2)  $336,550(1)
--------------------------------------------------------------------------------------------
$0 - $58,100                               8.71%
Over 58,100                               18.32         18.75%       19.46%       18.75%
--------------------------------------------------------------------------------------------

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700
                                           to            to          Over
Single                                  $142,700     $265,200(2)  $265,200(1)
--------------------------------------------------------------------------------------------
$0 - $29,050                               8.71%
Over 29,050                               18.32         19.10%       18.75%
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
76p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

Ordinary income rates

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700     $214,050
                                           to            to           to          Over
Married filing jointly                  $142,700     $214,050(1)  $336,550(2)  $336,550(1)
--------------------------------------------------------------------------------------------
$      0 -  $ 14,300                      13.51%
  14,300 -    58,100                      18.32
  58,100 -   117,250                      27.93         28.65%
 117,250 -   178,650                      30.81         31.62        32.95%
 178,650 -   319,100                      35.61         36.56        38.14        36.56%
 Over 319,100                             37.54         40.21(3)     38.54
--------------------------------------------------------------------------------------------

Taxable income                                        Adjusted gross income
--------------------------------------------------------------------------------------------
                                           $0         $142,700
                                           to            to          Over
Single                                  $142,700     $265,200(2)  $265,200(1)
--------------------------------------------------------------------------------------------
$      0 - $  7,150                       13.51%
   7,150 -   29,050                       18.32
  29,050 -   70,350                       27.93
  70,350 -  146,750                       30.81         32.28%
 146,750 -  319,100                       35.61         37.35        36.56%
 Over 319,100                             37.54                      38.54
--------------------------------------------------------------------------------------------

(1)  Assumes a phase-out of itemized deduction.

(2)  Assumes a phase-out of itemized deductions and personal exemptions.

(3) This rate applies only to the limited case where the couple's AGI is $336,550 or less and their taxable income exceeds $319,100.


--------------------------------------------------------------------------------
77p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

Step 2: Determining Your Federal Taxable Yield Equivalent

Using 31.62%, you may determine that a tax-exempt yield of 3% is equivalent to earning a taxable 4.39% yield.

                                      For these Tax-Exempt Rates:
--------------------------------------------------------------------------------------------
              1.0%   1.5%    2.0%   2.5%   3.0%    3.5%   4.0%   4.5%    5.0%   5.5%   6.0%
--------------------------------------------------------------------------------------------
Marginal
Tax Rates                         The Tax-Equivalent Yields Are (%):
--------------------------------------------------------------------------------------------
 8.71%        1.10   1.64    2.19   2.74   3.29    3.83   4.38   4.93    5.48   6.02   6.57
13.51%        1.16   1.73    2.31   2.89   3.47    4.05   4.62   5.20    5.78   6.36   6.94
18.32%        1.22   1.84    2.45   3.06   3.67    4.29   4.90   5.51    6.12   6.73   7.35
18.75%        1.23   1.85    2.46   3.08   3.69    4.31   4.92   5.54    6.15   6.77   7.38
19.10%        1.24   1.85    2.47   3.09   3.71    4.33   4.94   5.56    6.18   6.80   7.42
19.46%        1.24   1.86    2.48   3.10   3.72    4.35   4.97   5.59    6.21   6.83   7.45
27.93%        1.39   2.08    2.78   3.47   4.16    4.86   5.55   6.24    6.94   7.63   8.33
28.65%        1.40   2.10    2.80   3.50   4.20    4.91   5.61   6.31    7.01   7.71   8.41
30.81%        1.45   2.17    2.89   3.61   4.34    5.06   5.78   6.50    7.23   7.95   8.67
31.62%        1.46   2.19    2.92   3.66   4.39    5.12   5.85   6.58    7.31   8.04   8.77
32.28%        1.48   2.22    2.95   3.69   4.43    5.17   5.91   6.65    7.38   8.12   8.86
32.95%        1.49   2.24    2.98   3.73   4.47    5.22   5.97   6.71    7.46   8.20   8.95
35.61%        1.55   2.33    3.11   3.88   4.66    5.44   6.21   6.99    7.77   8.54   9.32
36.56%        1.58   2.36    3.15   3.94   4.73    5.52   6.31   7.09    7.88   8.67   9.46
37.35%        1.60   2.39    3.19   3.99   4.79    5.59   6.38   7.18    7.98   8.78   9.58
37.54%        1.60   2.40    3.20   4.00   4.80    5.60   6.40   7.20    8.01   8.81   9.61
38.14%        1.62   2.42    3.23   4.04   4.85    5.66   6.47   7.27    8.08   8.89   9.70
38.54%        1.63   2.44    3.25   4.07   4.88    5.69   6.51   7.32    8.14   8.95   9.76
40.21%        1.67   2.51    3.35   4.18   5.02    5.85   6.69   7.53    8.36   9.20  10.04
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
78p   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Web site address:
americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #

AXP California Tax-Exempt Fund      811-4646
AXP Massachusetts Tax-Exempt Fund   811-4647
AXP Michigan Tax-Exempt Fund        811-4647
AXP Minnesota Tax-Exempt Fund       811-4647
AXP New York Tax-Exempt Fund        811-4647
AXP Ohio Tax-Exempt Fund            811-4647

Ticker Symbol

AXP California Tax-Exempt Fund      Class A: ICALX  Class B: ACABX   Class C: --
AXP Massachusetts Tax-Exempt Fund   Class A: IDMAX  Class B: AXMBX   Class C: --
AXP Michigan Tax-Exempt Fund        Class A: INMIX  Class B: --      Class C: --
AXP Minnesota Tax-Exempt Fund       Class A: IMNTX  Class B: IDSMX   Class C: --
AXP New York Tax-Exempt Fund        Class A: INYKX  Class B: --      Class C: --
AXP Ohio Tax-Exempt Fund            Class A: IOHIX  Class B: --      Class C: --

(logo)
AMERICAN
 EXPRESS

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

                                                              S-6328-99 Y (8/04)

AXP(R)
   Insured
        Tax-Exempt
           Fund

AXP Insured Tax-Exempt Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax and preservation of shareholders' capital.

PROSPECTUS


Aug. 27, 2004


Please note that this Fund:

o  is not a bank deposit

o  is not federally insured

o  is not endorsed by any bank  or government agency

o  is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 (logo)                                                                 (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Funds                                                                (R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                   3p

Goal                                       3p

Principal Investment Strategies            3p

Principal Risks                            4p

Past Performance                           5p

Fees and Expenses                          8p


Investment Manager                         9p

Other Securities and
   Investment Strategies                  10p


Buying and Selling Shares                 11p

Valuing Fund Shares                       11p

Investment Options                        12p

Purchasing Shares                         13p


Transactions Through Third Parties        15p

Sales Charges                             16p

Exchanging/Selling Shares                 20p

Distributions and Taxes                   23p

Financial Highlights                      25p

Appendix                                  29p


--------------------------------------------------------------------------------
2p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

The Fund

GOAL

AXP Insured Tax-Exempt Fund (the Fund) seeks to provide shareholders with a high level of income generally exempt from federal income tax and preservation of shareholders' capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in securities generally exempt from federal income tax, with principal and interest either fully insured by private insurers or guaranteed by an agency or instrumentality of the U.S. government. If annual premiums are paid for a mutual fund insurance policy from the Fund's assets, this will reduce the Fund's current yield. The Fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds. The Fund also may invest up to 20% of its net assets in debt obligations whose interest is subject to the alternative minimum tax computation.

Although the Fund invests in securities that are privately insured, the Fund's shares are not insured or guaranteed in any respect.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:

o Considering opportunities and risks given current and expected interest rates.

o Identifying obligations in states or sectors which, due to supply and demand, are offering higher yields than comparable instruments.

o    Identifying obligations that:


     o are rated Aaa by Moody's Investors Service or AAA by Standard & Poor's Corporation,


     o    are lower quality provided that they are insured,

     o have coupons and/or maturities that are consistent with AEFC's interest rate outlook, and

     o    are expected to outperform other  securities on a risk-adjusted  basis
          (i.e.,  after  considering  coupon,   sinking  fund  provision,   call
          protection, and quality).

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

     o    The security is overvalued relative to alternative investments.

     o The issuer's credit rating declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell).

     o Political, economic, or other events could affect the issuer's performance.

     o    AEFC expects the issuer to call the security.

     o    AEFC identifies a more attractive opportunity.

--------------------------------------------------------------------------------
3p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

Unusual Market Conditions


During unusual market conditions, the Fund may invest more of its assets in money market securities or certain taxable investments than during normal market conditons. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees, expenses, and taxes.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk

     Interest Rate Risk

     Legal/Legislative Risk

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Interest Rate Risk


The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

--------------------------------------------------------------------------------
4p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance has varied for each full calendar year shown on the chart below, and

o    how the Fund's average annual total returns compare to recognized indexes.


How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future.


                               CLASS A PERFORMANCE
                            (based on calendar years)
 20%
              +16.71
 15%
                                                    +12.54
 10%
                              +7.70                                 +7.94
  5%                                  +5.54
                       +2.26                                 +3.66        +4.11
  0%

 -5%                                          -3.98
       -6.08
-10%
       1994    1995    1996   1997    1998    1999   2000    2001   2002  2003


During the period shown in the bar chart, the highest return for a calendar quarter was +7.56% (quarter ending March 1995) and the lowest return for a calendar quarter was -6.10% (quarter ending March 1994).


The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown above because of differences in expenses.


The Fund's Class A year to date return as of June 30, 2004 was -1.26%.


--------------------------------------------------------------------------------
5p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2003)
                                                                                              Since               Since
                                                         1 year    5 years  10 years     inception (B&Y)      inception (C)
Insured Tax-Exempt:
   Class A
     Return before taxes                                 -0.84%    +3.70%    +4.33%            N/A                 N/A
     Return after taxes on distributions                 -2.25%    +3.30%    +4.11%            N/A                 N/A
     Return after taxes on distributions
     and sale of fund shares                             -0.40%    +3.48%    +4.21%            N/A                 N/A
   Class B
     Return before taxes                                 -0.65%    +3.76%      N/A          +4.70%(a)              N/A
   Class C
     Return before taxes                                 +3.32%      N/A       N/A             N/A              +5.86%(c)
   Class Y
     Return before taxes                                 +4.52%    +4.96%      N/A          +5.68%(a)              N/A
Lehman Brothers Municipal Insured Bond Index
(reflects no deduction for fees, expenses or taxes)      +5.47%    +7.34%    +6.12%         +6.85%(b)           +8.06%(d)
Lipper Insured Municipal Debt Funds Index                +4.91%    +5.11%    +5.26%         +5.93%(b)           +7.22%(d)


(a) Inception date was March 20, 1995.

(b) Measurement period started April 1, 1995.

(c) Inception date was June 26, 2000.

(d) Measurement period started July 1, 2000.

Before-Tax Returns

This table shows total returns from hypothetical investments in Class A, Class B, Class C and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. The performance of different classes varies because of differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, although not for other differences in expenses.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

--------------------------------------------------------------------------------
6p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

The Return After Taxes on Distributions for a period may be the same as the Return Before Taxes for the same period if there are no distributions or if the distributions are small. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return Before Taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

For purposes of this calculation we assumed:

o    the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o    no sales charge for Class C shares,

o    no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.


Lehman Brothers Municipal Insured Bond Index, an unmanaged index, is a total return benchmark designed for long-term municipal assets. The index includes insured bonds that are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have a maturity of one year or greater, and have been issued after Dec. 31, 1990. The index results assume the reinvestment of all capital gain and dividend distributions. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper Insured Municipal Debt Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


--------------------------------------------------------------------------------
7p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees (fees paid directly from your investment)
                                                                    Class A    Class B    Class C    Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                  4.75%      none       none       none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)              none(b)     5%        1%(c)      none

Annual Fund operating expenses (expenses that are deducted from Fund assets)


As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees                                0.45%    0.45%   0.45%    0.45%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(d)                              0.13%    0.13%   0.14%    0.11%
Total                                          0.83%    1.58%   1.59%    0.56%


(a) This charge may be reduced depending on the value of your total investments in American Express mutual funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge applies if you sell your shares less than one year after purchase.

(c) For Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.


(d) Other expenses include an administrative services fee, a shareholder services fee for Class Y, a transfer agency fee and other nonadvisory expenses.


--------------------------------------------------------------------------------
8p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return each year. The operating expenses remain the same each year. You would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:


                                            1 year      3 years     5 years   10 years
Class A(a)                                   $556        $728        $914     $1,456
Class B                                      $561(b)     $799(b)     $961(b)  $1,681(c)
Class C                                      $162        $502        $867     $1,894
Class Y                                      $ 57        $180        $313     $  705


(a)  Includes a 4.75% sales charge.


(b)  Includes the applicable CDSC.


(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:


                                            1 year      3 years     5 years   10 years
Class A(a)                                   $556        $728        $914     $1,456
Class B                                      $161        $499        $861     $1,681(b)
Class C                                      $162        $502        $867     $1,894
Class Y                                      $ 57        $180        $313     $  705


(a)  Includes a 4.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

These examples do not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

INVESTMENT MANAGER


The Fund's portfolio is managed by the municipal sector team, which is led by:

David Kerwin, Portfolio Manager, CFA

o    Leader of the municipal sector team.

o    Joined AEFC in 1985 as a municipal bond trader.

o    Began investment career in 1985.

o    BS, University of Minnesota.


AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

--------------------------------------------------------------------------------
9p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

AEFC

The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.45% of the Fund's average daily net assets. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as investment products.


The Fund has received an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. Before the Fund may rely on the order, a majority of the Fund's outstanding voting securities will need to approve operating the Fund in this manner. If shareholder approval is received, the Fund may add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities and other short-term tax-exempt securities. Additionally, the Fund may use derivative instruments such as futures, options and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

--------------------------------------------------------------------------------
10p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

Buying and Selling Shares


The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C, and Y shares, the NAV. In addition to buying and selling shares through the Fund's distributor, American Express Financial Advisors Inc. (the Distributor), you may buy or sell shares through third parties, including banks, brokers, and investment advisers. Where authorized by the Fund, orders in good form are priced using the NAV next determined after your order is placed with the third party. Good form or good order means that your instructions have been received in the form required by the Distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor. If you buy or redeem shares through a third party, consult that firm to determine whether your order will be priced at the time it is placed with the third party or at the time it is placed with the Fund. The third party may charge a fee for its services.


VALUING FUND SHARES

The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. AEFC calculates the NAV as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open.


The Fund's securities are valued primarily on the basis of market quotations. However, securities will be valued at fair value if reliable quotations are not readily available. Securities also will be valued at fair value if their value has been materially affected by events after the close of the primary exchanges or markets on which they trade and before the NAV is calculated. This occurs most commonly with foreign securities, but may occur in other cases. The Board has adopted fair value procedures for pricing securities under certain circumstances. These procedures are used (1) when market prices for securities are not readily available, (2) when available prices are deemed unreliable, or
(3) when a significant event has occurred that is not reflected in available prices. The fair value of a security is likely to be different from the quoted or published price. Fair value procedures are approved by the Fund's Board of Directors. Certain short-term securities are valued at amortized cost. Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


--------------------------------------------------------------------------------
11p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge (CDSC) and an annual distribution fee of 1.00%.

3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution fee of 1.00% (may be subject to a CDSC).

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee. Please see the SAI for information on eligibility to purchase Class Y shares.

Investment options summary


The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.


The following table shows the key features of each class:

----------------- -------------- -------------- ------------- -----------------
                  Class A        Class B        Class C       Class Y
----------------- -------------- -------------- ------------- -----------------
Availability      Available to   Available to   Available     Limited to
                  all            all            to all        qualifying
                  investors.     investors.     investors.    institutional
                                                              investors.
----------------- -------------- -------------- ------------- -----------------
Initial Sales     Yes. Payable   No. Entire     No. Entire    No. Entire
Charge            at time of     purchase       purchase      purchase price
                  purchase.      price is       price is      is invested in
                  Lower sales    invested in    invested in   shares of the
                  charge for     shares of      shares of     Fund.
                  larger         the Fund.      the Fund.
                  investments.
----------------- -------------- -------------- ------------- -----------------
Deferred Sales    On purchases   Maximum 5%     1% CDSC       None.
Charge            over           CDSC during    applies if
                  $1,000,000,    the first      you sell
                  1% CDSC        year           your shares
                  applies if     decreasing     less than
                  you sell       to 0% after    one year
                  your shares    six years.     after
                  less than                     purchase.
                  one year
                  after
                  purchase.
----------------- -------------- -------------- ------------- -----------------
Distribution      Yes.* 0.25%    Yes.* 1.00%    Yes.* 1.00%   Yes.  0.10%
and/or
Shareholder
Service Fee
----------------- -------------- -------------- ------------- -----------------
Conversion to     N/A            Yes,           No.           No.
Class A                          automatically
                                 in ninth
                                 calendar
                                 year of
                                 ownership.
----------------- -------------- -------------- ------------- -----------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution and servicing-related expenses for the sale of Class A, Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

--------------------------------------------------------------------------------
12p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

Should you purchase Class A, Class B or Class C shares?


If your investments in American Express mutual funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and CDSC for six years. Class B shares convert to Class A shares in the ninth calendar year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.


Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for one year or longer. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), generally you should consider Class B shares if you intend to hold your shares for more than six years. Consider Class C shares if you intend to hold your shares less than six years. To help you determine what investment is best for you, consult your financial advisor.

PURCHASING SHARES


To purchase shares through entities other than the Distributor, please consult your selling agent. The following section explains how you can purchase shares from the Distributor.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.


Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

--------------------------------------------------------------------------------
13p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

How to determine the correct TIN

----------------------------------- ---------------------------------------
For this type of account:           Use the Social Security or Employer
                                    Identification number of:
----------------------------------- ---------------------------------------
Individual or joint account         The individual or one of the owners
                                    listed on the joint account
----------------------------------- ---------------------------------------
Custodian account of a minor        The minor
(Uniform Gifts/Transfers to
Minors Act)
----------------------------------- ---------------------------------------
A revocable living trust            The grantor-trustee (the person who
                                    puts the money into the trust)
----------------------------------- ---------------------------------------
An irrevocable trust, pension       The legal entity (not the personal
trust or estate                     representative or trustee, unless no
                                    legal entity is designated in the
                                    account title)
----------------------------------- ---------------------------------------
Sole proprietorship or              The owner
single-owner LLC
----------------------------------- ---------------------------------------
Partnership or multi-member LLC     The partnership
----------------------------------- ---------------------------------------
Corporate or LLC electing           The corporation
corporate status on  Form 8837
----------------------------------- ---------------------------------------
Association, club or tax-exempt     The organization
organization
----------------------------------- ---------------------------------------


For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.

Methods of purchasing shares

By mail


Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474


Minimum amounts
Initial investment:           $2,000*
Additional investments:       $500**
Account balances:             $300
Qualified account balances:   none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

 * $1,000 for tax qualified accounts.

** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).


--------------------------------------------------------------------------------
14p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

By scheduled investment plan

Minimum amounts

Initial investment:           $2,000*
Additional investments:       $100**
Account balances:             none (on a scheduled investment plan with
                              monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

 * $100 for direct at fund accounts.

** $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.


--------------------------------------------------------------------------------
15p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

SALES CHARGES

Class A -- initial sales charge alternative

When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                     Sales charge as percentage of:
Total market value       Public offering price*              Net amount invested
Up to $49,999                     4.75%                              4.99%
$50,000-$99,999                   4.25                               4.44
$100,000-$249,999                 3.50                               3.63
$250,000-$499,999                 2.50                               2.56
$500,000-$999,999                 2.00                               2.04
$1,000,000 or more                0.00                               0.00

* Offering price includes the sales charge.


You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o    Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other American Express mutual funds, provided your investment was subject to a sales charge.

     o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o    Individual or joint accounts held directly at the Fund;

o    Individual or joint accounts held through American Express Brokerage;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge and are not part of a group billing as described under "Other Class A sales charge policies";

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and


--------------------------------------------------------------------------------
16p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o    Investments in AXP Tax-Free Money Fund;

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including American Express Strategic Portfolio Service Advantage (SPS);

o    Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o    Charitable and irrevocable trust accounts.

If you purchase American Express mutual fund shares through different channels, for example, through a firm other than the Distributor, and you want to include those assets toward a reduced sales charge, you must inform the Distributor in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide the Distributor with your most recent account statement and contact information regarding the other accounts. A selling agent other than the Distributor may require additional information. Unless you provide the Distributor or your financial advisor with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.

Other Class A sales charge policies

o Group billing: Purchases made through a payroll deduction program offered by an employer retirement plan that has elected to take advantage of the Distributor's group billing service, may be added together to reduce sales charges for all shares purchased through the plan.

o Letter of Intent: If you intend to invest $50,000 or more over a period of 13 months, you can reduce the sales charges in Class A by completing a letter of intent form and filing it with the Distributor. The letter of intent may apply to purchases made up to 90 days before it is received in good order by the Distributor. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed letter of intent in the Distributor's corporate office will not be counted towards the completion of the letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. If you do not complete and file the form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. For more details, please contact your financial advisor or see the SAI.


--------------------------------------------------------------------------------
17p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired American Express financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o registered representatives and other employees of brokers, dealers or other financial institutions having a sales agreement with the Distributor, including their spouses, domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to American Express mutual funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in American Express mutual funds. If the investment is sold less than one year after purchase, a CDSC of 1% will be charged.

o direct rollovers from American Express Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.

o    purchases made:

     o with dividend or capital gain distributions from this Fund or from the same class of another American Express mutual fund,

     o through or under a wrap fee product or other investment product sponsored by the Distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

     o   within the University of Texas System ORP,

     o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

     o through or under a subsidiary of AEFC offering Personal Trust Services' Asset-Based pricing alternative.

o shareholders whose original purchase was in a Strategist fund merged into an American Express fund in 2000.

o repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide the Distributor or your financial advisor with information about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.


--------------------------------------------------------------------------------
18p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

Class B and Class C -- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:        The CDSC percentage rate is:
First year                                          5%
Second year                                         4%
Third year                                          4%
Fourth year                                         3%
Fifth year                                          2%
Sixth year                                          1%
Seventh year                                        0%

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o    in the event of the shareholder's death,

o    held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

     o   at least 59 1/2 years old AND

     o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

     o selling under an approved substantially equal periodic payment arrangement.

--------------------------------------------------------------------------------
19p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

EXCHANGING/SELLING SHARES


To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.


Exchanges


You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered American Express mutual fund. Exchanges into AXP Tax-Free Money Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.

The Fund's Board of Directors has adopted a policy that is designed to detect and deter market timing. Market timing is frequent or short-term trading activity intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact the Fund's performance by preventing the portfolio manager from fully investing the assets of the Fund or by increasing the Fund's transaction costs. The Fund seeks to enforce this policy through the Distributor and its transfer agent as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or financial intermediary for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Distributor does seek the assistance of retirement plans and financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund may modify or discontinue the investor's exchange privileges or may reject the investor's purchases or exchanges, including purchases or exchanges accepted by a retirement plan or other financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through retirement plans and financial intermediaries where market timing activity may not always be successfully detected.


--------------------------------------------------------------------------------
20p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

Other exchange policies:

o    Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.


o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.


Selling Shares


You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.


The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.


If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and the Distributor that your check has cleared.


--------------------------------------------------------------------------------
21p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474


Include in your letter:


o    your account number


o    the name of the fund(s)


o    the class of shares to be exchanged or sold


o    your Social Security number or Employer Identification number

o    the dollar amount or number of shares you want to exchange or sell


o    specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)

o    delivery instructions, if applicable


o    any paper certificates of shares you hold


Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone

(800) 297-7378 for brokerage accounts

(800) 862-7919 for direct at fund accounts

(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.


o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o    Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:       $100

Maximum sale amount:       $100,000

--------------------------------------------------------------------------------
22p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

By wire

You can wire money from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o    Minimum amount: $1,000

o    Pre-authorization is required.

o    A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o    Minimum payment: $100*

o Contact your financial advisor or the Distributor to set up regular payments.


o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.


* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.


Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


The Fund's net investment income is distributed to you as dividends. Dividends will generally be composed of ordinary dividend income (which may include interest income, short-term capital gains and non-qualifying dividends). It is unlikely the Fund will distribute qualifying dividend income, which is eligible for preferential tax rates under current tax law. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.


--------------------------------------------------------------------------------
23p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o    you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered American Express mutual fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from capital gain distributions and other income earned are not exempt from federal income taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on money you borrow that is used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

--------------------------------------------------------------------------------
24p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.


Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2004      2003       2002       2001       2000
Net asset value, beginning of period                                          $5.62     $5.54      $5.48      $5.28      $5.44
Income from investment operations:
Net investment income (loss)                                                    .19       .21        .23        .27        .27
Net gains (losses) (both realized and unrealized)                              (.22)      .22        .06        .20       (.16)
Total from investment operations                                               (.03)      .43        .29        .47        .11
Less distributions:
Dividends from net investment income                                           (.19)     (.21)      (.23)      (.27)      (.27)
Distributions from realized gains                                              (.06)     (.14)        --         --         --
Total distributions                                                            (.25)     (.35)      (.23)      (.27)      (.27)
Net asset value, end of period                                                $5.34     $5.62      $5.54      $5.48      $5.28

Ratios/supplemental data
Net assets, end of period (in millions)                                        $352      $426       $397       $387       $371
Ratio of expenses to average daily net assets(b)                               .83%      .83%       .82%       .82%       .82%
Ratio of net investment income (loss) to average daily net assets             3.51%     3.78%      4.18%      4.88%      5.16%
Portfolio turnover rate (excluding short-term securities)                       23%      141%        32%         4%         9%
Total return(c)                                                               (.62%)    8.03%      5.37%      8.98%      2.13%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
25p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2004      2003       2002       2001       2000
Net asset value, beginning of period                                          $5.63     $5.54      $5.48      $5.28      $5.44
Income from investment operations:
Net investment income (loss)                                                    .15       .17        .19        .23        .23
Net gains (losses) (both realized and unrealized)                              (.23)      .23        .06        .20       (.16)
Total from investment operations                                               (.08)      .40        .25        .43        .07
Less distributions:
Dividends from net investment income                                           (.15)     (.17)      (.19)      (.23)      (.23)
Distributions from realized gains                                              (.06)     (.14)        --         --         --
Total distributions                                                            (.21)     (.31)      (.19)      (.23)      (.23)
Net asset value, end of period                                                $5.34     $5.63      $5.54      $5.48      $5.28

Ratios/supplemental data
Net assets, end of period (in millions)                                         $58       $70        $65        $56        $51
Ratio of expenses to average daily net assets(b)                              1.58%     1.58%      1.58%      1.58%      1.57%
Ratio of net investment income (loss) to average daily net assets             2.76%     2.99%      3.43%      4.13%      4.41%
Portfolio turnover rate (excluding short-term securities)                       23%      141%        32%         4%         9%
Total return(c)                                                              (1.54%)    7.40%      4.59%      8.17%      1.35%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
26p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2004      2003       2002       2001       2000(b)
Net asset value, beginning of period                                          $5.64     $5.55      $5.49      $5.28      $5.27
Income from investment operations:
Net investment income (loss)                                                    .15       .17        .19        .23         --
Net gains (losses) (both realized and unrealized)                              (.23)      .23        .06        .21        .01
Total from investment operations                                               (.08)      .40        .25        .44        .01
Less distributions:
Dividends from net investment income                                           (.15)     (.17)      (.19)      (.23)        --
Distributions from realized gains                                              (.06)     (.14)        --         --         --
Total distributions                                                            (.21)     (.31)      (.19)      (.23)        --
Net asset value, end of period                                                $5.35     $5.64      $5.55      $5.49      $5.28

Ratios/supplemental data
Net assets, end of period (in millions)                                          $8        $9         $6         $2        $--
Ratio of expenses to average daily net assets(c)                              1.59%     1.58%      1.58%      1.58%      1.57%(d)
Ratio of net investment income (loss) to average daily net assets             2.76%     2.98%      3.44%      4.16%      5.22%(d)
Portfolio turnover rate (excluding short-term securities)                       23%      141%        32%         4%         9%
Total return(e)                                                              (1.54%)    7.39%      4.59%      8.40%       .19%(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.


--------------------------------------------------------------------------------
27p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

Class Y
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2004      2003       2002       2001       2000
Net asset value, beginning of period                                          $5.62     $5.53      $5.47      $5.27      $5.44
Income from investment operations:
Net investment income (loss)                                                    .21       .22        .24        .28        .28
Net gains (losses) (both realized and unrealized)                              (.23)      .23        .06        .20       (.17)
Total from investment operations                                               (.02)      .45        .30        .48        .11
Less distributions:
Dividends from net investment income                                           (.20)     (.22)      (.24)      (.28)      (.28)
Distributions from realized gains                                              (.06)     (.14)        --         --         --
Total distributions                                                            (.26)     (.36)      (.24)      (.28)      (.28)
Net asset value, end of period                                                $5.34     $5.62      $5.53      $5.47      $5.27

Ratios/supplemental data
Net assets, end of period (in millions)                                         $--       $--        $--        $--        $--
Ratio of expenses to average daily net assets(b)                               .56%      .68%       .67%       .67%       .67%
Ratio of net investment income (loss) to average daily net assets             3.78%     4.06%      4.39%      5.05%      5.33%
Portfolio turnover rate (excluding short-term securities)                       23%      141%        32%         4%         9%
Total return(c)                                                               (.40%)    8.46%      5.60%      9.22%      2.30%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.


--------------------------------------------------------------------------------
28p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

Appendix

2004 Federal Tax-Exempt/Taxable Equivalent Yield Calculation

The following tables determine federal taxable yield equivalents for given rates of tax-exempt income.

Step 1: Calculating Your Marginal Tax Rate

Using your Taxable Income and Adjusted Gross Income as guides, you can locate your marginal tax rate in the table below. The same process is used for the Qualifying Dividend Rates and the Ordinary Income Rates.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage shown is an approximation of your Marginal Tax Rate.

Example: Assume you are comparing Ordinary Income Rates to Tax-Exempt Rates, you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000. Under Ordinary Income Rates, Taxable Income Married Filing Jointly, $138,000 is in the $117,250 - $178,650 row. Under Adjusted Gross Income, $175,000 is in the $142,700 to $214,050 column. The Taxable Income line and Adjusted Gross Income column meet at 28.84%. This is the rate you will use in Step 2.

Qualifying dividend rates

Taxable income                                        Adjusted gross income
----------------------------------------------------------------------------------------------
                                           $0         $142,700     $214,050
                                           to            to           to          Over
Married filing jointly                  $142,700     $214,050(1)  $336,550(2)  $336,550(1)
----------------------------------------------------------------------------------------------
$0-$58,100                                 5.00%
Over 58,100                               15.00%        15.45%       16.19%       15.45%
----------------------------------------------------------------------------------------------

Taxable income                                        Adjusted gross income
----------------------------------------------------------------------------------------------
                                           $0         $142,700
                                           to            to          Over
Single                                  $142,700     $265,200(2)  $265,200(1)
----------------------------------------------------------------------------------------------
$0-$29,050                                 5.00%
Over 29,050                               15.00%        15.82%       15.45%
----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
29p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

Ordinary income rates

Taxable income                                        Adjusted gross income
----------------------------------------------------------------------------------------------
                                           $0         $142,700     $214,050
                                           to            to           to          Over
Married filing jointly                  $142,700     $214,050(1)  $336,550(2)  $336,550(1)
----------------------------------------------------------------------------------------------
$      0 - $ 14,300                       10.00%
  14,300 -   58,100                       15.00%
  58,100 -  117,250                       25.00%        25.75%
 117,250 -  178,650                       28.00%        28.84%       30.23%
 178,650 -  319,100                       33.00%        33.99%       35.63%       33.99%
 Over 319,100                             35.00%                     37.79%(3)    36.05%
----------------------------------------------------------------------------------------------

Taxable income                                        Adjusted gross income
----------------------------------------------------------------------------------------------
                                           $0         $142,700
                                           to            to          Over
Single                                  $142,700     $265,200(2)  $265,200(1)
----------------------------------------------------------------------------------------------
$      0 - $  7,150                       10.00%
   7,150 -   29,050                       15.00%
  29,050 -   70,350                       25.00%
  70,350 -  146,750                       28.00%        29.53%
 146,750 -  319,100                       33.00%        34.81%       33.99%
 Over 319,100                             35.00%                     36.05%
----------------------------------------------------------------------------------------------

(1)  Assumes a phase-out of itemized deduction.

(2)  Assumes a phase-out of itemized deductions and personal exemptions.

(3) This rate applies only to the limited case where the couple's AGI is $336,550 or less and their taxable income exceeds $319,100.


--------------------------------------------------------------------------------
30p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

Step 2: Determining Your Federal Taxable Yield Equivalent

Using 28.84%, you may determine that a tax-exempt yield of 3% is equivalent to earning a taxable 4.22% yield.

                                      For these Tax-Exempt Rates:
----------------------------------------------------------------------------------------------
              1.0%   1.5%    2.0%   2.5%   3.0%    3.5%   4.0%   4.5%    5.0%   5.5%   6.0%
----------------------------------------------------------------------------------------------
Marginal
Tax Rates                         The Tax-Equivalent Yields Are (%):
----------------------------------------------------------------------------------------------
 5.00%        1.05   1.58    2.11   2.63   3.16    3.68   4.21   4.74    5.26   5.79   6.32
10.00%        1.11   1.67    2.22   2.78   3.33    3.89   4.44   5.00    5.56   6.11   6.67
15.00%        1.18   1.76    2.35   2.94   3.53    4.12   4.71   5.29    5.88   6.47   7.06
15.45%        1.18   1.77    2.37   2.96   3.55    4.14   4.73   5.32    5.91   6.51   7.10
15.82%        1.19   1.78    2.38   2.97   3.56    4.16   4.75   5.35    5.94   6.53   7.13
16.19%        1.19   1.79    2.39   2.98   3.58    4.18   4.77   5.37    5.97   6.56   7.16
25.00%        1.33   2.00    2.67   3.33   4.00    4.67   5.33   6.00    6.67   7.33   8.00
25.75%        1.35   2.02    2.69   3.37   4.04    4.71   5.39   6.06    6.73   7.41   8.08
28.00%        1.39   2.08    2.78   3.47   4.17    4.86   5.56   6.25    6.94   7.64   8.33
28.84%        1.41   2.11    2.81   3.51   4.22    4.92   5.62   6.32    7.03   7.73   8.43
29.53%        1.42   2.13    2.84   3.55   4.26    4.97   5.68   6.39    7.10   7.80   8.51
30.23%        1.43   2.15    2.87   3.58   4.30    5.02   5.73   6.45    7.17   7.88   8.60
33.00%        1.49   2.24    2.99   3.73   4.48    5.22   5.97   6.72    7.46   8.21   8.96
33.99%        1.51   2.27    3.03   3.79   4.54    5.30   6.06   6.82    7.57   8.33   9.09
34.81%        1.53   2.30    3.07   3.83   4.60    5.37   6.14   6.90    7.67   8.44   9.20
35.00%        1.54   2.31    3.08   3.85   4.62    5.38   6.15   6.92    7.69   8.46   9.23
35.63%        1.55   2.33    3.11   3.88   4.66    5.44   6.21   6.99    7.77   8.54   9.32
36.05%        1.56   2.35    3.13   3.91   4.69    5.47   6.25   7.04    7.82   8.60   9.38
37.79%        1.61   2.41    3.21   4.02   4.82    5.63   6.43   7.23    8.04   8.84   9.64
----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
31p   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 PROSPECTUS

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, contact your selling agent or American Express Client Service Corporation.

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Web site address:
americanexpress.com/funds

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-4647

Ticker Symbol
Class A: IINSX    Class B: IINBX
Class C: --       Class Y: --

(logo)
AMERICAN
 EXPRESS
(R)


American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474


                                                              S-6327-99 Z (8/04)

                     AXP(R) SPECIAL TAX-EXEMPT SERIES TRUST

                       AXP(R) CALIFORNIA TAX-EXEMPT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                        AXP(R) CALIFORNIA TAX-EXEMPT FUND

                      AXP(R) MASSACHUSETTS TAX-EXEMPT FUND

                        AXP(R) MICHIGAN TAX-EXEMPT FUND

                        AXP(R) MINNESOTA TAX-EXEMPT FUND

                        AXP(R) NEW YORK TAX-EXEMPT FUND

                           AXP(R) OHIO TAX-EXEMPT FUND

  (singularly and collectively, where the context requires, referred to as the
                                      Fund)

            For state specific risk factors, please see Appendix B.


                                  AUG. 27, 2004

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained, without charge, from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling (800) 862-7919.

The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents

Mutual Fund Checklist                                                p.    3

Fundamental Investment Policies                                      p.    4

Investment Strategies and Types of Investments                       p.    5

Information Regarding Risks and Investment Strategies                p.    6

Security Transactions                                                p.   21


Brokerage Commissions Paid to Brokers Affiliated with
   American Express Financial Corporation                            p.   22

Valuing Fund Shares                                                  p.   23

Proxy Voting                                                         p.   24

Investing in the Fund                                                p.   25

Selling Shares                                                       p.   26

Pay-out Plans                                                        p.   27

Capital Loss Carryover                                              p.    27

Taxes                                                                p.   28

Agreements                                                           p.   29

Organizational Information                                           p.   34

Board Members and Officers                                           p.   38

Principal Holders of Securities                                     p.    45

Independent Registered Public Accounting Firm                        p.   45

Appendix A: Description of Ratings                                   p.   46

Appendix B: State Risk Factors                                       p.   50


--------------------------------------------------------------------------------
2 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Mutual Fund Checklist

      [X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

      [X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

      [X]     A higher rate of return typically involves a higher risk of loss.

      [X] Past performance is not a reliable indicator of future performance.

      [X]     ALL mutual funds have costs that lower investment return.

      [X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

      [X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

Dollar-cost averaging

Regular                            Market price                  Shares
investment                          of a share                  acquired
  $100                                $ 6.00                      16.7
   100                                  4.00                      25.0
   100                                  4.00                      25.0
   100                                  6.00                      16.7
   100                                  5.00                      20.0
   ---                                  ----                      ----
  $500                                $25.00                     103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

--------------------------------------------------------------------------------
3 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Fundamental Investment Policies

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Under normal market conditions, invest less than 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as respective state and local income tax.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets, at market value.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

--------------------------------------------------------------------------------
4 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies and types of investments           Allowable for the Fund?
Agency and Government Securities                                      yes
Borrowing                                                             yes
Cash/Money Market Instruments                                         yes
Collateralized Bond Obligations                                       yes
Commercial Paper                                                      yes
Common Stock                                                          no
Convertible Securities                                                yes
Corporate Bonds                                                       yes
Debt Obligations                                                      yes
Depositary Receipts                                                   no
Derivative Instruments (including Options and Futures)                yes


Exchange-Traded Funds                                                 yes


Foreign Currency Transactions                                         no
Foreign Securities                                                    yes
High-Yield (High-Risk) Securities (Junk Bonds)                        yes
Illiquid and Restricted Securities                                    yes
Indexed Securities                                                    yes


Inflation Protected Securities                                        yes


Inverse Floaters                                                      yes
Investment Companies                                                  no
Lending of Portfolio Securities                                       yes
Loan Participations                                                   yes
Mortgage- and Asset-Backed Securities                                 yes
Mortgage Dollar Rolls                                                 yes
Municipal Obligations                                                 yes
Preferred Stock                                                       yes
Real Estate Investment Trusts                                         yes
Repurchase Agreements                                                 yes
Reverse Repurchase Agreements                                         yes
Short Sales                                                           no
Sovereign Debt                                                        yes
Structured Products                                                   yes
Swap Agreements -- Interest Rate                                      yes
Variable- or Floating-Rate Securities                                 yes
Warrants                                                              yes
When-Issued Securities and Forward Commitments                        yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities                  yes

--------------------------------------------------------------------------------
5 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

The following are guidelines that may be changed by the board at any time:

o A portion of the Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. As long as the staff of the SEC maintains its current position that a fund calling itself a "tax-exempt" fund may not invest more than 20% of its net assets in these bonds, the Fund will limit its investments in these bonds to 20% of its net assets.


o The Fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds, but does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry.


o If, in the opinion of the investment manager, appropriate tax-exempt securities are not available, the Fund may invest up to 20% of its net assets, or more on a temporary defensive basis, in taxable investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o    No more than 10% of the Fund's net assets will be held in inverse floaters.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy or margin or sell short, except the Fund may enter into interest rate futures contracts.

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk.

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.


Derivatives Risk

Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund.

Diversification Risk

A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more susceptible to a single economic, political or regulatory event than a diversified fund.


Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

--------------------------------------------------------------------------------
6 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

--------------------------------------------------------------------------------
7 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities


The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing


A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments


Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses.


See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

--------------------------------------------------------------------------------
8 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline.
 The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

--------------------------------------------------------------------------------
9 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

--------------------------------------------------------------------------------
10 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.


Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.


Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

--------------------------------------------------------------------------------
11 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.


A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.


Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.


Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.


The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.


Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.


Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

--------------------------------------------------------------------------------
12 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.


Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Management Risk and Market Risk.


Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. The value of an investor's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, an investor may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments. Many funds utilize diverse types of derivative instruments in connection with their foreign currency exchange transactions.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain
--------------------------------------------------------------------------------
13 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.


The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

--------------------------------------------------------------------------------
14 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities


Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.


Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.


--------------------------------------------------------------------------------
15 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities


A fund may lend certain of its portfolio securities. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

--------------------------------------------------------------------------------
16 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls


Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

--------------------------------------------------------------------------------
17 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

Real Estate Investment Trusts


Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, Market Risk and Interest Rate Risk.


Repurchase Agreements


Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements


In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

--------------------------------------------------------------------------------
18 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Short Sales


With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

--------------------------------------------------------------------------------
19 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

Variable- or Floating-Rate Securities


Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

--------------------------------------------------------------------------------
20 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

Security Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this

--------------------------------------------------------------------------------
21 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.

For fiscal years noted below, each Fund paid the following total brokerage commissions. Substantially all firms through whom transactions were executed provide research services.


June 30,               CA                 MA               MI               MN               NY                OH
2004                $    0                $0               $0            $    0             $  0              $  0
2003                     0                 0                0                 0                0                 0
2002                 5,296                 0                0             4,973              302               190

No transactions were directed to brokers because of research services they provided to each Fund.

As of the end of the most recent fiscal year, each Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

The portfolio turnover rates for the two most recent fiscal years were as follows:

                        CA               MA                MI                MN               NY               OH
2004                    30%               14%              32%               23%              36%               17%
2003                    95               141              113                73               91               194



Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.



--------------------------------------------------------------------------------
22 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Valuing Fund Shares

As of the end of the most recent fiscal year, the computation looked like this:


Fund                     Net assets                           Shares outstanding                  Net asset value of one share

California
 Class A               $194,186,448       divided by             37,972,027           equals                    $5.11
 Class B                 21,358,889                               4,178,399                                      5.11
 Class C                  3,720,933                                 726,741                                      5.12

Massachusetts
 Class A                 59,419,353                              11,298,934                                      5.26
 Class B                 20,613,779                               3,919,815                                      5.26
 Class C                  1,609,914                                 306,278                                      5.26

Michigan
 Class A                 55,752,909                              10,710,282                                      5.21
 Class B                  7,100,850                               1,363,883                                      5.21
 Class C                  1,958,428                                 376,184                                      5.21

Minnesota
 Class A                347,281,696                              66,751,929                                      5.20
 Class B                 59,338,807                              11,403,164                                      5.20
 Class C                  9,221,464                               1,772,262                                      5.20

New York
 Class A                 79,028,932                              15,598,428                                      5.07
 Class B                 15,066,938                               2,973,917                                      5.07
 Class C                  1,967,601                                 388,332                                      5.07

Ohio
 Class A                 56,423,885                              10,944,315                                      5.16
 Class B                  9,899,560                               1,920,289                                      5.16
 Class C                  2,291,303                                 444,299                                      5.16


In determining net assets before shareholder transactions, each Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded, and if none exists, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System, are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at their last-quoted sales price on their primary exchange.

--------------------------------------------------------------------------------
23 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or systematically reducing the carrying value if acquired at a premium, so that the carrying value is equal to the maturity value on maturity date.

o Securities without a readily available market price and other assets are valued at fair value, as determined in good faith by the board. The board is responsible for selecting methods they believe provide fair value. When possible bonds are valued by a pricing service independent from a fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

Proxy Voting

GENERAL GUIDELINES

The Fund upholds a long tradition of sound and principled corporate governance. For approximately 30 years, the Board of Directors, which consists of a majority of independent directors, has voted proxies. General guidelines are:

o Corporate governance matters -- The board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

o Changes in capital structure -- The board votes for amendments to corporate documents that strengthen the financial condition of a business.

o Stock option plans and other management compensation issues -- The board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

o Social and corporate policy issues -- The board believes that proxy proposals should address the business interests of the corporation.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the board is to vote all proxies of the companies in which the Fund holds investments, ensuring there are no conflicts between interests of Fund shareholders and those of the Fund's investment manager, AEFC.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which the Fund votes against the recommendation, the board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the Fund's board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the board or that AEFC recommends be voted different from the votes cast for similar proposals. In making recommendations to the board about voting on a proposal, AEFC relies on its own investment personnel and information obtained from outside resources, including Institutional Shareholder Services (ISS). AEFC makes the recommendation in writing. The process established by the board to vote proxies requires that either board members or officers who are independent from AEFC consider the recommendation and decide how to vote the proxy proposal.

PROXY VOTING RECORD


The proxy voting record is available on a quarterly basis after the end of the quarter for all companies whose shareholders meetings were completed during the quarter. The information is on a website maintained by ISS and can be accessed through American Express Company's web page, www.americanexpress.com. For anyone seeking information on how the Fund voted all proxies during a year, the information can be obtained after August 2004 without cost:

o    On the ISS website accessible through www.americanexpress.com/funds

o On a web site maintained by the Securities and Exchange Commission, www.sec.gov


o    By calling the Fund's administrator, Board Services Corporation, collect at
     (612) 330-9283.

--------------------------------------------------------------------------------
24 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Investing in the Fund

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.

Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. Using the sales charge schedule in the table below, for Class B, and Class C, there is no initial sales charge so the public offering price is the same as the NAV. Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal year, was determined as follows. The sales charge is paid to the Distributor by the person buying the shares.


                                                          Divided by (1.00 - 0.0475)
Fund                  Net asset value of one share            for a sales charge                      Public offering price
California                         $5.11                               / 0.9525             =                    $5.36
Massachusetts                       5.26                               / 0.9525             =                     5.52
Michigan                            5.21                               / 0.9525             =                     5.47
Minnesota                           5.20                               / 0.9525             =                     5.46
New York                            5.07                               / 0.9525             =                     5.32
Ohio                                5.16                               / 0.9525             =                     5.42


Class A -- Calculation of the Sales Charge

Sales charges are determined as follows:

                                                                            Sales charge as a percentage of:
Total market value                                           Public offering price                     Net amount invested
Up to $49,999                                                           4.75%                                    4.99%
$50,000-$99,999                                                         4.25                                     4.44
$100,000-$249,999                                                       3.50                                     3.63
$250,000-$499,999                                                       2.50                                     2.56
$500,000-$999,999                                                       2.00                                     2.04
$1,000,000 or more                                                      0.00                                     0.00


Class A -- Reducing the Sales Charge

For purposes of reducing the sales charge:

o If multiple trustees are listed on a revocable trust account, the account will be included only in the household group of the grantor-trustee (the person who put the money into the trust).

o If the parents or guardians of a minor child who is the beneficiary of one or more UGMA/UTMA accounts are not members of the same primary household group, the Distributor will use its discretion in assigning such accounts to one of the primary household groups. Under most circumstances the Distributor will consider the child's primary domicile to be the appropriate household group in which to include the UGMA/UTMA account(s). Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

Class A -- Letter of Intent (LOI)

If you intend to invest $50,000 or more over a period of time, you can reduce the sales charge in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with the Distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed LOI in the Distributor's corporate office will not be counted towards the completion of the LOI. Your investments will be charged the sales charge that applies to the amount you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by the total value of the new investment combined with the market value of the existing American Express mutual fund investments. If you do not invest the commitment amount by the end of the 13 months, the


--------------------------------------------------------------------------------
25 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express mutual funds other than Class A; purchases in American Express mutual funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform the Distributor in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.


SYSTEMATIC INVESTMENT PROGRAMS


You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.


AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.


Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.


The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

--------------------------------------------------------------------------------
26 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.


To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.


The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value


Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.

Capital Loss Carryover

For federal income tax purposes, Ohio had total capital loss carryovers of $438,217 at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire in 2013.

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.


--------------------------------------------------------------------------------
27 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Taxes

If you buy shares in the Fund and then exchange into another fund, it is considered a redemption and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

For example

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 4.75%, you pay $47.50 in sales load. With a NAV of $9.525 per share, the value of your investment is $952.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.525, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $47.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $147.50 gain ($1,100.00 - $952.50). You can include the $47.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

All distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

--------------------------------------------------------------------------------
28 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets (billions)                             Annual rate at each asset level
First      $0.25                                           0.470%
Next        0.25                                           0.445
Next        0.25                                           0.420
Next        0.25                                           0.405
Over        1.00                                           0.380

On the last day of the most recent fiscal year, the daily rate applied to each Fund's net assets was equal to 0.470% on an annual basis for California, Massachusetts, Michigan, New York and Ohio and 0.460% for Minnesota. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

The management fee is paid monthly. The table below shows the total amount paid by each Fund over the past three fiscal years.


                                                                                       Fiscal Year
Fund                                                                 2004                 2003                2002
California                                                       $1,129,991           $1,273,942          $1,235,782
Massachusetts                                                       427,506              455,856             415,878
Michigan                                                            342,995              387,348             358,361
Minnesota                                                         2,045,996            2,129,734           1,971,770
New York                                                            495,538              549,702             507,335
Ohio                                                                360,176              397,430             372,070

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement each Fund pays nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by AEFC. The table below shows the expenses paid over the past three fiscal years.

                                                                                       Fiscal Year
Fund                                                                 2004                 2003                2002
California                                                         $139,264             $126,709            $102,666
Massachusetts                                                        52,958               54,428              69,223
Michigan                                                             43,425               53,043              84,928
Minnesota                                                           182,884              159,041             111,989
New York                                                             62,139               73,579              87,263
Ohio                                                                 43,070               54,325              77,419


--------------------------------------------------------------------------------
29 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Basis for board approving the investment advisory contract


Contracts between the Funds and AEFC or its affiliates, including the investment advisory contracts, were renewed in April 2004, generally based on data as of the end of calendar year 2003. In renewing the contracts, members of the Contracts Committee first reviewed detailed written reports prepared by AEFC, then the reports were reviewed by all other Board members. The reports were presented in meetings at which Board members asked questions in order to further understand the data. In addition, data prepared by independent sources, including Lipper Inc. (detailed fund data) and Strategic Insight (industry trends) was considered. The Board obtained representations that it had received all the information that AEFC believed was reasonably necessary to evaluate the terms of the contracts. The factors used by the Board and the conclusions drawn are set forth below.

California Tax-Exempt

The Board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for the one-year period ended Dec. 31, 2003, which is approximately the time the team has managed the Fund, was below the median of its Lipper competitive group, and AEFC senior management is taking effective action to address the below median performance.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is below median, is consistent with the expected results of that investment style in light of current market conditions.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of up to 20 funds similar in all respects to the Fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale.

Massachusetts Tax-Exempt

The Board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for the one-year period ended Dec. 31, 2003, which is approximately the time the team has managed the Fund, was below the median of its Lipper competitive group, and AEFC senior management is taking effective action to address the below median performance.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is below median, is consistent with the expected results of that investment style in light of current market conditions.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of up to 20 funds similar in all respects to the Fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale and, to the extent the expense ratio exceeded the median of the small comparison group by an unreasonable percent, an expense cap has been established to limit expenses.

Michigan Tax-Exempt

The Board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for the one-year period ended Dec. 31, 2003, which is approximately the time the team has managed the Fund, was above the median of its Lipper competitive group.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is above median, is consistent with the expected results of that investment style in light of current market conditions.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of up to 20 funds similar in all respects to the Fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale and, to the extent the expense ratio exceeded the median of the small comparison group by an amount sufficient to make the Fund's expense ratio inconsistent with AEFC's pricing philosophy, an expense cap has been established to limit expenses.


--------------------------------------------------------------------------------
30 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Minnesota Tax-Exempt

The Board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for the one-year period ended Dec. 31, 2003, which is approximately the time the team has managed the Fund, was below the median of its Lipper competitive group, and AEFC senior management is taking effective action to address the below median performance.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is below median, is consistent with the expected results of that investment style in light of current market conditions.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of up to 20 funds similar in all respects to the Fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale.

New York Tax-Exempt

The Board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for the one-year period ended Dec. 31, 2003, which is approximately the time the team has managed the Fund, was below the median of its Lipper competitive group, and AEFC senior management is taking effective action to address the below median performance.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is below median, is consistent with the expected results of that investment style in light of current market conditions.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of up to 20 funds similar in all respects to the Fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale and, to the extent the expense ratio exceeded the median of the small comparison group by an amount sufficient to make the Fund's expense ratio inconsistent with AEFC's pricing philosophy, an expense cap has been established to limit expenses.

Ohio Tax-Exempt

The Board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for the one-year period ended Dec. 31, 2003, which is approximately the time the team has managed the Fund, was below the median of its Lipper competitive group, and AEFC senior management is taking effective action to address the below median performance.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is below median, is consistent with the expected results of that investment style in light of current market conditions.

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of up to 20 funds similar in all respects to the Fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale and, to the extent the expense ratio exceeded the median of the small comparison group by an amount sufficient to make the Fund's expense ratio inconsistent with AEFC's pricing philosophy, an expense cap has been established to limit expenses.


--------------------------------------------------------------------------------
31 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

In addition, for each of the Funds, the Board considered that:

o AEFC must provide those services necessary to effectively manage the Fund's assets and to provide shareholders a range of investment options to meet long-term investment goals. These services include implementing investment decisions, managing cash flow, administering effective compliance programs, developing products, accessing distribution, and operating processes to compute daily net assets and maintain financial records. The Board reviewed the services using surveys and benchmarks that are available from commercial providers, trade associations, and internal standards; compared those services with services required by other types of clients of AEFC; and considered the allocation of costs among the services. Based on these comparisons the Board concluded that the services provided by AEFC were those provided by other investment managers that offer mutual funds through personal investment advisers, the prices paid for the services were in line with those charged by these management companies, and the services are in the interest of shareholders.

o AEFC should be paid a fee that allows it to offer competitive compensation, make necessary investments and earn an appropriate profit. The Board considered the benefits derived by AEFC from the use of commission dollars to buy services and from other business relationships with Fund shareholders, compared publicly-available profitability reports of other investment managers, and concluded that the level of profitability in 2003 was appropriate in the short term though it may be too low on an ongoing basis.


ADMINISTRATIVE SERVICES AGREEMENT

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets (billions)                            Annual rate at each asset level
First      $0.25                                           0.040%
Next        0.25                                           0.035
Next        0.25                                           0.030
Next        0.25                                           0.025
Over        1.00                                           0.020


On the last day of the most recent fiscal year, the daily rate applied to each Fund's net assets was equal to 0.040% on an annual basis for California Fund, 0.040% for Massachusetts Fund, 0.040% for Michigan Fund, 0.038% for Minnesota Fund, 0.040% for New York Fund, and 0.040% for Ohio Fund. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. The table below shows the expenses paid over the past three fiscal years.

                                                                                       Fiscal year
Fund                                                                 2004                 2003                2002
California                                                         $100,323             $111,565            $107,218
Massachusetts                                                        37,526               39,417              35,344
Michigan                                                             30,016               33,309              30,258
Minnesota                                                           176,718              182,304             167,448
New York                                                             43,576               47,766              43,393
Ohio                                                                 31,477               34,268              31,438


TRANSFER AGENCY AGREEMENT


The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC) located at 70100 AXP Financial Center, Minneapolis, MN 55474. This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $20.50 per year, for Class B is $21.50 per year and for Class C is $21.00 per year. In addition an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to AECSC may be changed by the board without shareholder approval.


--------------------------------------------------------------------------------
32 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

DISTRIBUTION AGREEMENT


American Express Financial Advisors Inc. located at 200 AXP Financial Center, Minneapolis, MN 55474, is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. Line one of the following table shows total sales charges collected. Line two shows the amounts retained by the Distributor for the past three fiscal years.

Year             California        Massachusetts        Michigan            Minnesota         New York              Ohio
2004  (1)        $246,897           $163,094           $108,759           $645,851           $155,512           $113,361
      (2)          96,481             67,903             48,877            225,724             65,578             35,469
2003  (1)         369,212            230,570            123,009            658,737            146,838            155,216
      (2)         147,346             23,080              9,420             43,189             26,914             15,472
2002  (1)         440,670            178,514            130,147            778,858            134,908            120,261
      (2)         101,818            (48,862)            23,270            103,255             (8,342)           (20,471)


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

PLAN AND AGREEMENT OF DISTRIBUTION


For Class A, Class B and Class C shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.


Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A, Class B and Class C shares; and overhead appropriately allocated to the sale of Class A, Class B and Class C shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

The following fees were paid under the Plan for the most recent fiscal year.


                                                                    Class A              Class B             Class C
California                                                         $531,205             $237,102             $42,936
Massachusetts                                                       166,338              226,424              17,798
Michigan                                                            156,655               82,892              20,250
Minnesota                                                           930,361              640,880              94,763
New York                                                            216,769              165,524              21,722
Ohio                                                                155,044              119,538              26,606


--------------------------------------------------------------------------------
33 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

CUSTODIAN AGREEMENT

The Fund's securities and cash are held by U.S. Bank National Association, 180
E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS

Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

--------------------------------------------------------------------------------
34 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                             Date of            Form of        State of     Fiscal
Fund                                                      organization       organization    organization  year end   Diversified
AXP(R) California Tax-Exempt Trust                               4/7/86     Business Trust(2)      MA         6/30
   AXP(R) California Tax-Exempt Fund                                                                                     No

AXP(R) Dimensions Series, Inc.(4)                      2/20/68, 6/13/86(1)     Corporation      NV/MN         7/31
   AXP(R) New Dimensions Fund                                                                                           Yes



AXP(R) Discovery Series, Inc.(4)                       4/29/81, 6/13/86(1)     Corporation      NV/MN         7/31
   AXP(R) Core Bond Fund                                                                                                Yes
   AXP(R) Discovery Fund                                                                                                Yes
   AXP(R) Income Opportunities Fund                                                                                     Yes
   AXP(R) Inflation Protected Securities Fund                                                                            No
   AXP(R) Limited Duration Bond Fund                                                                                    Yes


AXP(R) Equity Series, Inc.(4)                          3/18/57, 6/13/86(1)     Corporation      NV/MN        11/30
   AXP(R) Equity Select Fund                                                                                            Yes

AXP(R) Fixed Income Series, Inc.(4)                    6/27/74, 6/31/86(1)     Corporation      NV/MN         8/31
   AXP(R) Diversified Bond Fund(5)                                                                                      Yes


AXP(R) Global Series, Inc.                                     10/28/88        Corporation         MN        10/31
   AXP(R) Threadneedle Emerging Markets Fund(8)                                                                         Yes
   AXP(R) Threadneedle Global Balanced Fund(8)                                                                          Yes
   AXP(R) Global Bond Fund                                                                                               No
   AXP(R) Threadneedle Global Equity Fund(6),(8)                                                                        Yes
   AXP(R) Global Technology Fund(3)                                                                                      No


AXP(R) Government Income Series, Inc.(4)                        3/12/85        Corporation         MN         5/31
   AXP(R) Short Duration U.S. Government Fund(5)                                                                        Yes
   AXP(R) U.S. Government Mortgage Fund                                                                                 Yes

AXP(R) Growth Series, Inc.                             5/21/70, 6/13/86(1)     Corporation      NV/MN         7/31
   AXP(R) Growth Fund                                                                                                   Yes
   AXP(R) Large Cap Equity Fund                                                                                         Yes
   AXP(R) Large Cap Value Fund                                                                                          Yes
   AXP(R) Quantitative Large Cap Equity Fund                                                                            Yes


AXP(R) High Yield Income Series, Inc.(4)                        8/17/83        Corporation         MN         5/31
   AXP(R) High Yield Bond Fund(5)                                                                                       Yes

AXP(R) High Yield Tax-Exempt Series, Inc.(4)          12/21/78, 6/13/86(1)     Corporation      NV/MN        11/30
   AXP(R) High Yield Tax-Exempt Fund                                                                                    Yes

AXP(R) Income Series, Inc.(4)                          2/10/45, 6/13/86(1)     Corporation      NV/MN         5/31
   AXP(R) Selective Fund                                                                                                Yes


AXP(R) International Series, Inc.(4)                            7/18/84        Corporation         MN        10/31
   AXP(R) Threadneedle European Equity Fund(8)                                                                           No
   AXP(R) Threadneedle International Fund(8)                                                                            Yes


AXP(R) Investment Series, Inc.                         1/18/40, 6/13/86(1)     Corporation      NV/MN         9/30
   AXP(R) Diversified Equity Income Fund                                                                                Yes
   AXP(R) Mid Cap Value Fund                                                                                            Yes
   AXP(R) Mutual                                                                                                        Yes

--------------------------------------------------------------------------------
35 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                             Date of            Form of        State of     Fiscal
Fund                                                      organization       organization    organization  year end   Diversified
AXP(R) Managed Series, Inc.                                     10/9/84        Corporation         MN         9/30
   AXP(R) Managed Allocation Fund                                                                                       Yes


AXP(R) Market Advantage Series, Inc.                            8/25/89        Corporation         MN         1/31
   AXP(R) Portfolio Builder Conservative Fund                                                                            No
   AXP(R) Portfolio Builder Moderate Conservative Fund                                                                   No
   AXP(R) Portfolio Builder Moderate Fund                                                                                No
   AXP(R) Portfolio Builder Moderate Aggressive Fund                                                                     No
   AXP(R) Portfolio Builder Aggressive Fund                                                                              No
   AXP(R) Portfolio Builder Total Equity Fund                                                                            No
   AXP(R) S&P 500 Index Fund                                                                                             No
   AXP(R) Small Company Index Fund                                                                                      Yes


AXP(R) Money Market Series, Inc.                       8/22/75, 6/13/86(1)     Corporation      NV/MN         7/31
   AXP(R) Cash Management Fund                                                                                          Yes

AXP(R) Partners Series, Inc.                                    3/20/01        Corporation         MN         5/31
   AXP(R) Partners Aggressive Growth Fund                                                                               Yes
   AXP(R) Partners Fundamental Value Fund                                                                               Yes
   AXP(R) Partners Growth Fund                                                                                          Yes
   AXP(R) Partners Select Value Fund                                                                                    Yes
   AXP(R) Partners Small Cap Core Fund                                                                                  Yes
   AXP(R) Partners Small Cap Value Fund                                                                                  No
   AXP(R) Partners Value Fund                                                                                           Yes

AXP(R) Partners International Series, Inc.                       5/9/01        Corporation         MN        10/31
   AXP(R) Partners International Aggressive
     Growth Fund                                                                                                        Yes
   AXP(R) Partners International Core Fund                                                                              Yes
   AXP(R) Partners International Select Value Fund                                                                      Yes
   AXP(R) Partners International Small Cap Fund                                                                         Yes


AXP(R) Sector Series, Inc.(3),(4)                               3/25/88        Corporation         MN         6/30
   AXP(R) Dividend Opportunity Fund(7)                                                                                  Yes
   AXP(R) Real Estate Fund                                                                                               No


AXP(R) Selected Series, Inc.(4)                                 10/5/84        Corporation         MN         3/31
   AXP(R) Precious Metals Fund                                                                                           No

AXP(R) Special Tax-Exempt Series Trust                           4/7/86     Business Trust(2)      MA         6/30
   AXP(R) Insured Tax-Exempt Fund                                                                                       Yes
   AXP(R) Massachusetts Tax-Exempt Fund                                                                                  No
   AXP(R) Michigan Tax-Exempt Fund                                                                                       No
   AXP(R) Minnesota Tax-Exempt Fund                                                                                      No
   AXP(R) New York Tax-Exempt Fund                                                                                       No
   AXP(R) Ohio Tax-Exempt Fund                                                                                           No

--------------------------------------------------------------------------------
36 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                             Date of            Form of        State of     Fiscal
Fund                                                      organization       organization    organization  year end   Diversified
AXP(R) Stock Series, Inc.(4)                           2/10/45, 6/13/86(1)     Corporation      NV/MN         9/30
   AXP(R) Stock Fund                                                                                                    Yes


AXP(R) Strategy Series, Inc.                                    1/24/84        Corporation         MN         3/31
   AXP(R) Equity Value Fund                                                                                             Yes
   AXP(R) Partners Small Cap Growth Fund(3)                                                                             Yes
   AXP(R) Small Cap Advantage Fund                                                                                      Yes
   AXP(R) Strategy Aggressive Fund                                                                                      Yes


AXP(R) Tax-Exempt Series, Inc.                         9/30/76, 6/13/86(1)     Corporation      NV/MN        11/30
   AXP(R) Intermediate Tax-Exempt Fund                                                                                  Yes
   AXP(R) Tax-Exempt Bond Fund                                                                                          Yes

AXP(R) Tax-Free Money Series, Inc.(4)                  2/29/80, 6/13/86(1)     Corporation      NV/MN        12/31
   AXP(R) Tax-Free Money Fund                                                                                           Yes

(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.


(3) Effective Feb. 7, 2002, AXP(R) Innovations Fund changed its name to AXP(R) Global Technology Fund, AXP(R) Small Cap Growth Fund changed its name to AXP(R) Partners Small Cap Growth Fund and AXP(R) Utilities Income Fund, Inc. created a series, AXP(R) Utilities Fund.

(4) Effective Nov. 13, 2002, AXP(R) Bond Fund, Inc. changed its name to AXP(R) Fixed Income Series, Inc. and created a series, AXP(R) Bond Fund, AXP(R) Discovery Fund, Inc. changed its name to AXP(R) Discovery Series, Inc. and created a series, AXP(R) Discovery Fund, AXP(R) Equity Select Fund, Inc. changed its name to AXP(R) Equity Series, Inc. and created a series, AXP(R) Equity Select Fund, AXP(R) Extra Income Fund, Inc. changed its name to AXP(R) High Yield Income Series, Inc. and created a series, AXP(R) Extra Income Fund, AXP(R) Federal Income Fund, Inc. changed its name to AXP(R) Government Income Series, Inc., AXP(R) High Yield Tax-Exempt Fund, Inc. changed its name to AXP(R) High Yield Tax-Exempt Series, Inc. and created a series, AXP(R) High Yield Tax-Exempt Fund, AXP(R) International Fund, Inc. changed its name to AXP(R) International Series, Inc., AXP(R) New Dimensions Fund, Inc. changed its name to AXP(R) Dimensions Series, Inc., AXP(R) Precious Metals Fund, Inc. changed its name to AXP(R) Selected Series, Inc. and created a series, AXP(R) Precious Metals Fund, AXP(R) Selective Fund, Inc. changed its name to AXP(R) Income Series, Inc. and created a series, AXP(R) Selective Fund, AXP(R) Stock Fund, Inc. changed its name to AXP(R) Stock Series, Inc. and created a series, AXP(R) Stock Fund, AXP(R) Tax-Free Money Fund, Inc. changed its name to AXP(R) Tax-Free Money Series, Inc. and created a series, AXP(R) Tax-Free Money Fund, and AXP(R) Utilities Income Fund, Inc. changed its name to AXP(R) Sector Series, Inc.


(5) Effective June 27, 2003, AXP(R) Bond Fund changed its name to AXP(R) Diversified Bond Fund, AXP(R) Federal Income Fund changed its name to AXP(R) Short Duration U.S. Government Fund and AXP(R) Extra Income Fund changed its name to AXP(R) High Yield Bond Fund.


(6) Effective Oct. 20, 2003, AXP(R) Global Growth Fund changed its name to AXP(R) Global Equity Fund.

(7) Effective Feb. 18, 2004, AXP(R) Utilities Fund changed its name to AXP(R) Dividend Opportunity Fund.

(8) Effective July 9, 2004, AXP(R) Emerging Markets Fund changed its name to AXP(R) Threadneedle Emerging Markets Fund, AXP(R) European Equity Fund changed its name to AXP(R) Threadneedle European Equity Fund, AXP(R) Global Balanced Fund changed its name to AXP(R) Threadneedle Global Balanced Fund, AXP(R) Global Equity Fund changed its name to AXP(R) Threadneedle Global Equity Fund and AXP(R) International Fund changed its name to AXP(R) Threadneedle International Fund.


--------------------------------------------------------------------------------
37 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 14 Master Trust portfolios and 87 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name,                            Position held    Principal occupation during    Other directorships          Committee
address,                         with Fund and    past five years                                             memberships
age                              length of
                                 service
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Arne H. Carlson                  Board member     Chair, Board Services                                       Joint Audit,
901 S. Marquette Ave.            since 1999       Corporation (provides                                       Contracts,
Minneapolis, MN 55402                             administrative services to                                  Executive,
Age 69                                            boards). Former Governor  of                                Investment
                                                  Minnesota                                                   Review,  Board
                                                                                                              Effectiveness
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Philip J. Carroll, Jr.           Board member     Retired Chairman and CEO,      Scottish Power PLC, Vulcan   Joint Audit,
901 S. Marquette Ave.            since 2002       Fluor Corporation              Materials Company, Inc.      Executive,
Minneapolis, MN 55402                             (engineering and               (construction                Investment
Age 66                                            construction) since 1998       materials/chemicals)         Review
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Livio D. DeSimone                Board member     Retired Chair of the Board     Cargill, Incorporated        Joint Audit,
30 Seventh Street East           since 2001       and Chief Executive Officer,   (commodity merchants and     Contracts,
Suite 3050                                        Minnesota Mining and           processors), General         Executive
St. Paul, MN 55101-4901                           Manufacturing (3M)             Mills, Inc. (consumer
Age 70                                                                           foods), Vulcan Materials
                                                                                 Company (construction
                                                                                 materials/chemicals),
                                                                                 Milliken & Company
                                                                                 (textiles and chemicals),
                                                                                 and Nexia Biotechnologies,
                                                                                 Inc.
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Anne P. Jones                    Board member     Attorney and Consultant                                     Joint Audit,
901 S. Marquette Ave.            since 1985                                                                   Board
Minneapolis, MN 55402                                                                                         Effectiveness,
Age 69                                                                                                        Executive
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Stephen R. Lewis, Jr.*           Board member     Retired President and          Valmont Industries, Inc.     Contracts,
901 S. Marquette Ave.            since 2002       Professor of Economics,        (manufactures irrigation     Investment
Minneapolis, MN 55402                             Carleton College               systems)                     Review,
Age 65                                                                                                        Executive,
                                                                                                              Board
                                                                                                              Effectiveness
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Alan K. Simpson                  Board member     Former three-term United                                    Investment
1201 Sunshine Ave.               since 1997       States Senator for Wyoming                                  Review,  Board
Cody, WY 82414                                                                                                Effectiveness
Age 72
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Alison Taunton-Rigby             Board member     Founder and Chief Executive                                 Investment
901 S. Marquette Ave.            since 2002       Officer, RiboNovix, Inc.                                    Review,
Minneapolis, MN 55402                             since 2004; President,                                      Contracts
Age 60                                            Forester Biotech since 2000;
                                                  prior to that, President and
                                                  CEO, Aquila
                                                  Biopharmaceuticals, Inc.
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------

* Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Columbia Wanger Asset Management, L.P., one of the fund's subadvisers.


--------------------------------------------------------------------------------
38 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Board Member Affiliated with AEFC**

Name,                            Position held    Principal occupation during    Other directorships           Committee
address,                         with Fund and    past five years                                              memberships
age                              length of
                                 service
-------------------------------- ---------------- ------------------------------ ----------------------------- ---------------
William F. Truscott              Board member     Senior Vice President -
53600 AXP Financial Center       since 2001,      Chief Investment Officer of
Minneapolis, MN 55474            Vice             AEFC since 2001. Former
Age 43                           President        Chief Investment Officer and
                                 since 2002       Managing Director, Zurich
                                                  Scudder Investments
-------------------------------- ---------------- ------------------------------ ----------------------------- ---------------

** Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:


Other Officers


Name,                            Position held    Principal occupation during     Other directorships         Committee
address,                         with Fund and    past five years                                             memberships
age                              length of
                                 service
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Jeffrey P. Fox                   Treasurer        Vice President - Investment
50005 AXP Financial Center       since 2002       Accounting, AEFC, since
Minneapolis, MN 55474                             2002; Vice President -
Age 49                                            Finance, American Express
                                                  Company, 2000-2002; Vice
                                                  President - Corporate
                                                  Controller, AEFC, 1996-2000
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Paula R. Meyer                   President        Senior Vice President and
596 AXP Financial Center         since 2002       General Manager - Mutual
Minneapolis, MN 55474 Age 50                      Funds, AEFC, since 2002;
                                                  Vice President and Managing
                                                  Director - American Express
                                                  Funds, AEFC, 2000-2002; Vice
                                                  President, AEFC,  1998-2000
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Leslie L. Ogg                    Vice             President of Board Services
901 S. Marquette Ave.            President,       Corporation
Minneapolis, MN 55402            General
Age 65                           Counsel, and
                                 Secretary
                                 since 1978
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------


--------------------------------------------------------------------------------
39 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of AEFC's subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held one meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held five meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held four meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held four meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held eight meetings during the last fiscal year.


BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.


Dollar range of equity securities beneficially owned on Dec. 31, 2003

Based on net asset values as of Dec. 31, 2003

                                                      Aggregate dollar range of
                          Dollar range of             equity securities of all
                         equity securities             American Express Funds
                 in AXP California Tax-Exempt Fund    overseen by Board Member
                               Range                            Range
Arne H. Carlson                none                         over $100,000
Philip J. Carroll, Jr.*        none                             none
Livio D. DeSimone*             none                         over $100,000
Anne P. Jones                  none                         over $100,000
Stephen R. Lewis, Jr.*         none                          $1-$10,000
Alan K. Simpson                none                       $50,001-$100,000
Alison Taunton-Rigby           none                             none
William F. Truscott            none                         over $100,000


--------------------------------------------------------------------------------
40 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Dollar range of equity securities beneficially owned on Dec. 31, 2003

Based on net asset values as of Dec. 31, 2003

                                                      Aggregate dollar range of
                          Dollar range of             equity securities of all
                         equity securities             American Express Funds
               in AXP Massachusetts Tax-Exempt Fund   overseen by Board Member
                               Range                            Range
Arne H. Carlson                none                         over $100,000
Philip J. Carroll, Jr.*        none                             none
Livio D. DeSimone*             none                         over $100,000
Anne P. Jones                  none                         over $100,000
Stephen R. Lewis, Jr.*         none                          $1-$10,000
Alan K. Simpson                none                       $50,001-$100,000
Alison Taunton-Rigby           none                             none
William F. Truscott        over $100,000                    over $100,000

Dollar range of equity securities beneficially owned on Dec. 31, 2003

Based on net asset values as of Dec. 31, 2003

                                                      Aggregate dollar range of
                          Dollar range of             equity securities of all
                         equity securities             American Express Funds
                  in AXP Michigan Tax-Exempt Fund     overseen by Board Member
                               Range                            Range
Arne H. Carlson                none                         over $100,000
Philip J. Carroll, Jr.*        none                             none
Livio D. DeSimone*             none                         over $100,000
Anne P. Jones                  none                         over $100,000
Stephen R. Lewis, Jr.*         none                          $1-$10,000
Alan K. Simpson                none                       $50,001-$100,000
Alison Taunton-Rigby           none                             none
William F. Truscott            none                         over $100,000

Dollar range of equity securities beneficially owned on Dec. 31, 2003

Based on net asset values as of Dec. 31, 2003

                                                      Aggregate dollar range of
                          Dollar range of             equity securities of all
                         equity securities             American Express Funds
                 in AXP Minnesota Tax-Exempt Fund     overseen by Board Member
                               Range                            Range
Arne H. Carlson                none                         over $100,000
Philip J. Carroll, Jr.*        none                             none
Livio D. DeSimone*             none                         over $100,000
Anne P. Jones                  none                         over $100,000
Stephen R. Lewis, Jr.*         none                          $1-$10,000
Alan K. Simpson                none                       $50,001-$100,000
Alison Taunton-Rigby           none                             none
William F. Truscott            none                         over $100,000


--------------------------------------------------------------------------------
41 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Dollar range of equity securities beneficially owned on Dec. 31, 2003

Based on net asset values as of Dec. 31, 2003

                                                      Aggregate dollar range of
                          Dollar range of             equity securities of all
                         equity securities             American Express Funds
                  in AXP New York Tax-Exempt Fund     overseen by Board Member
                               Range                            Range
Arne H. Carlson                none                         over $100,000
Philip J. Carroll, Jr.*        none                             none
Livio D. DeSimone*             none                         over $100,000
Anne P. Jones                  [none                        over $100,000
Stephen R. Lewis, Jr.*         none                          $1-$10,000
Alan K. Simpson                [none                      $50,001-$100,000
Alison Taunton-Rigby           none                             none
William F. Truscott            none                         over $100,000

Dollar range of equity securities beneficially owned on Dec. 31, 2003

Based on net asset values as of Dec. 31, 2003

                                                      Aggregate dollar range of
                          Dollar range of             equity securities of all
                         equity securities             American Express Funds
                    in AXP Ohio Tax-Exempt Fund       overseen by Board Member
                               Range                            Range
Arne H. Carlson                none                         over $100,000
Philip J. Carroll, Jr.*        none                             none
Livio D. DeSimone*             none                         over $100,000
Anne P. Jones                  none                         over $100,000
Stephen R. Lewis, Jr.*         none                          $1-$10,000
Alan K. Simpson                none                       $50,001-$100,000
Alison Taunton-Rigby           none                             none
William F. Truscott            none                         over $100,000

* As of Dec. 31, 2003, each owned:

  Philip J. Carroll, Jr.  AXP Global Technology Fund             $10,001-$50,000

  Livio D. DeSimone       AXP High Yield Bond Fund                    $1-$10,000
                          AXP Partners Small Cap Value Fund           $1-$10,000
                          AXP Small Cap Advantage Fund                $1-$10,000

  Stephen R. Lewis, Jr.   AXP Equity Select Fund                      $1-$10,000
                          AXP Diversified Equity Income Fund          $1-$10,000


--------------------------------------------------------------------------------
42 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent members of the Fund board, for attending up to 30 meetings, received the following compensation:

Compensation Table -- AXP California Tax-Exempt Fund

                                                                                                  Total cash compensation from
                                                                                                     American Express Funds
                                                 Aggregate                                      and Preferred Master Trust Group
Board member*                           compensation from the Fund                                    paid to Board member
Philip J. Carroll, Jr.                            $  667**                                                 $      0
Livio D. DeSimone                                 $1,256***                                                $ 31,683
Anne P. Jones                                     $1,206                                                   $149,550
Stephen R. Lewis, Jr.                             $1,356****                                               $101,586
Alan G. Quasha                                    $1,083                                                   $130,817
Alan K. Simpson                                   $1,000                                                   $131,000
Alison Taunton-Rigby                              $1,250                                                   $153,650

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of$667 from the Fund.

 *** Includes the deferred compensation in the amount of$967 from the Fund.

**** Includes the deferred compensation in the amount of$522 from the Fund.

Compensation Table -- AXP Massachusetts Tax-Exempt Fund

                                                                                                  Total cash compensation from
                                                                                                     American Express Funds
                                                 Aggregate                                      and Preferred Master Trust Group
Board member*                           compensation from the Fund                                    paid to Board member
Philip J. Carroll, Jr.                            $  658**                                                 $      0
Livio D. DeSimone                                 $1,206***                                                $ 31,683
Anne P. Jones                                     $1,156                                                   $149,550
Stephen R. Lewis, Jr.                             $1,306****                                               $101,586
Alan G. Quasha                                    $1,033                                                   $130,817
Alan K. Simpson                                   $  950                                                   $131,000
Alison Taunton-Rigby                              $1,200                                                   $153,650

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of$658 from the Fund.

 *** Includes the deferred compensation in the amount of$933 from the Fund.

**** Includes the deferred compensation in the amount of$502 from the Fund.

Compensation Table -- AXP Michigan Tax-Exempt Fund

                                                                                                  Total cash compensation from
                                                                                                     American Express Funds
                                                 Aggregate                                      and Preferred Master Trust Group
Board member*                           compensation from the Fund                                    paid to Board member
Philip J. Carroll, Jr.                            $  658**                                                 $      0
Livio D. DeSimone                                 $1,206***                                                $ 31,683
Anne P. Jones                                     $1,156                                                   $149,550
Stephen R. Lewis, Jr.                             $1,306****                                               $101,586
Alan G. Quasha                                    $1,033                                                   $130,817
Alan K. Simpson                                   $  950                                                   $131,000
Alison Taunton-Rigby                              $1,200                                                   $153,650

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of$658 from the Fund.

 *** Includes the deferred compensation in the amount of$933 from the Fund.

**** Includes the deferred compensation in the amount of$502 from the Fund.


--------------------------------------------------------------------------------
43 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Compensation Table -- AXP Minnesota Tax-Exempt Fund
                                                                                                  Total cash compensation from
                                                                                                     American Express Funds
                                                 Aggregate                                      and Preferred Master Trust Group
Board member*                           compensation from the Fund                                    paid to Board member
Philip J. Carroll, Jr.                            $  775**                                                 $      0
Livio D. DeSimone                                 $1,406***                                                $ 31,683
Anne P. Jones                                     $1,356                                                   $149,550
Stephen R. Lewis, Jr.                             $1,506****                                               $101,586
Alan G. Quasha                                    $1,200                                                   $130,817
Alan K. Simpson                                   $1,150                                                   $131,000
Alison Taunton-Rigby                              $1,400                                                   $153,650

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of$775 from the Fund.

 *** Includes the deferred compensation in the amount of$1,100 from the Fund.

**** Includes the deferred compensation in the amount of$575 from the Fund.

Compensation Table -- AXP New York Tax-Exempt Fund

                                                                                                  Total cash compensation from
                                                                                                     American Express Funds
                                                 Aggregate                                      and Preferred Master Trust Group
Board member*                           compensation from the Fund                                    paid to Board member
Philip J. Carroll, Jr.                            $  658**                                                 $      0
Livio D. DeSimone                                 $1,206***                                                $ 31,683
Anne P. Jones                                     $1,156                                                   $149,550
Stephen R. Lewis, Jr.                             $1,306****                                               $101,586
Alan G. Quasha                                    $1,033                                                   $130,817
Alan K. Simpson                                   $  950                                                   $131,000
Alison Taunton-Rigby                              $1,200                                                   $153,650

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of$658 from the Fund.

 *** Includes the deferred compensation in the amount of$933 from the Fund.

**** Includes the deferred compensation in the amount of$502 from the Fund.

Compensation Table -- AXP Ohio Tax-Exempt Fund

                                                                                                  Total cash compensation from
                                                                                                     American Express Funds
                                                 Aggregate                                      and Preferred Master Trust Group
Board member*                           compensation from the Fund                                    paid to Board member
Philip J. Carroll, Jr.                            $  658**                                                 $      0
Livio D. DeSimone                                 $1,206***                                                $ 31,683
Anne P. Jones                                     $1,156                                                   $149,550
Stephen R. Lewis, Jr.                             $1,306****                                               $101,586
Alan G. Quasha                                    $1,033                                                   $130,817
Alan K. Simpson                                   $  950                                                   $131,000
Alison Taunton-Rigby                              $1,200                                                   $153,650


   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of $658 from the Fund.

 *** Includes the deferred compensation in the amount of $933 from the Fund.

**** Includes the deferred compensation in the amount of $502 from the Fund.


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

--------------------------------------------------------------------------------
44 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Principal Holders of Securities

As of 30 days prior to the date of this SAI, the following persons or entities were principal holders of the Fund shares:

For the Massachusetts Tax-Exempt Fund

     Class A Shares -- Clients of Charles Schwab & Co., Inc. a brokerage firm, held 6.34%.

     Class C Shares -- Clients of American Enterprise Investment Services, Inc., a brokerage firm, held 6.08% and June P. Venette, Orange, MA, held 7.02%.

For the Michigan Tax-Exempt Fund

     Class B Shares -- Rose M. Mysliwiec as Trustee of the Rose M. Mysliwiec Living Trust, Grand Rapids, MI held 6.04%.

     Class C Shares -- Clients of American Enterprise Investment Services, Inc., a brokerage firm, held 9.40% and Ray W. Butler and Gertrude E. Butler as trustees of the Ray W. and Gertrude E. Butler Revocable Living Trust, Clarkston, MI, held 5.23%.

For the New York Tax-Exempt Fund

     Class A Shares -- Paul J. Aronson and Lyn Aronson, New York, NY, held
     5.14%.

     Class C Shares -- Clients of American Enterprise Investment Services, Inc., a brokerage firm, held 7.94%, Richard E. Graham, West Harrison, NY, held 6.19%, and Arthur Ezersky and Sandra Ezersky, Transfer on Death, Woodbury, NY held 5.41%.

For the Ohio Tax-Exempt Fund

     Class A Shares -- Clients of Charles Schwab & Co., Inc. a brokerage firm, held 6.14%.

     Class C Shares -- Alfred E. Sears and Mary A. Sears as trustees of the Sears Family Revocable Living Trust, Parma, OH held 11.26%.

Independent Registered Public Accounting Firm

The financial statements contained in the Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Fund.


--------------------------------------------------------------------------------
45 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Appendix A

DESCRIPTION OF RATINGS


Standard & Poor's Long-Term Debt Ratings


A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o    Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

--------------------------------------------------------------------------------
46 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch's Long-Term Debt Ratings


Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

--------------------------------------------------------------------------------
47 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.


DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.


SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.


Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.


Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.


--------------------------------------------------------------------------------
48 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.


Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics:
     (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


     Issuers rated Not Prime do not fall within any of the Prime rating categories.


Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.


Moody's Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.


--------------------------------------------------------------------------------
49 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Appendix B

STATE RISK FACTORS

The yields on the securities in which the Funds will invest generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue.

In addition to such factors, such securities will experience particular sensitivity to local conditions -- including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality including: ecological or environmental concerns; litigation; natural disasters; and statutory limitations on an issuer's ability to increase taxes. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation (GO) bonds of a particular state. A summary description of certain factors and statistics describing the economies in each state is set forth below. Such information is not specific to the issuer of a particular security that a Fund may own and is only intended to provide a general overview. Such information has been excerpted from publicly available offering documents and from other research reports prepared by rating agencies such as Standards & Poor's, Moody's Investors Services and Fitch. No Fund has independently verified this information and no Fund makes any representations regarding this information.

In recessionary periods, an issuer's ability to pay interest on or repay principal of securities in which the Funds will invest may be significantly impaired.

Many uncertainties continue to exist as of mid-year 2004 in the current forecasts for the national and state economies. Given the ongoing volatility in the financial markets, such uncertainties are particularly pronounced at this time. The timing and impact of changes in economic conditions are difficult to estimate with a high degree of accuracy. Unforeseeable events may occur. Please monitor your investment accordingly.

Factors Affecting California

Despite recent economic improvement, California's structural deficit has not improved compared with the same period last year. The state's large and diverse economy, with a population of 35.9 million, remains healthy and very broad-based. The state's economy shows particular strength in the southern part of the state, which had suffered the worst in the last recession, and the southern defense industries may receive a boost from the new defense buildup. The northern Silicon Valley economy softened considerably during the recent recession, although residential real estate prices remain relatively strong despite the lag in personal income growth and rising commercial vacancies.

California's employment has roughly mirrored the nations, although state personal income growth has lagged. The state estimated an annual average unemployment rate of 6.7% in 2003, slightly higher than the nation's 6.0% rate. According to 2003 state figures, manufacturing accounted for just 10.7% of state nonagricultural employment. Trade, transportation, and utilities accounted for a combined 18.9%, followed by government (16.8%), professional services (14.6%), and education and health services (10.7%).

The state's total personal income growth has shown more volatility due partly as the result of a downturn in capital gains and stock option income and weakness in Silicon Valley. California's high top marginal tax rate on upper income taxpayers, combined with weakness in capital gains and stock options taxes, has been a major contributor to weak state revenue growth.

Gov. Schwarzenegger won election in a special governor's recall election on Oct. 7, 2003 and made good on a campaign pledge to roll back a motor vehicle license fee tax increase on his first day in office. The governor's revised May budget proposal for fiscal 2005 does not project structural budget balance between recurring revenues and expenditures until fiscal 2007, and projects a $14 billion operating deficit on a budgetary basis of accounting in fiscal 2005 without corrective budget action. The governor's proposed budget projects closing the gap in fiscal 2005 and ending with a $998 million general fund budget reserve equal to 1.25% of expenditures. The governor obtained understandings with various interest groups to make some significant temporary cuts in expenditures. These include funding K-12 schools by $2 billion less than Proposition 98's formula via a legislative override, a continuation of fiscal 2004's $1.3 billion cut in aid to local governments through fiscal 2006, and temporary cuts in aid to higher education. Various lawsuits have increased fiscal pressure on the state. Two recent adverse court judgments, one involves corporate taxation and the other flooding on the Yuba River, finally finished all appeals and resulted in a loss of approximately $1 billion each. Other fiscal pressures include potential further cost overruns in corrections and other areas, and potentially optimistic economic assumptions.


--------------------------------------------------------------------------------
50 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Factors Affecting Massachusetts

Massachusetts is still experiencing the effects of economic slowdown, but there are some signs of stabilization. The state's economy is diverse and fundamentally sound. High-technology industries, financial services, education, and health care drive Massachusetts economy. The combination of research laboratories and venture capital gives the commonwealth a leading edge in emerging industries such as biotechnology, software, communications equipment, and surgical instruments. The increasing role of services in the economy reflects growth in research laboratories, computer software, management consulting, other business services, and health care.

Massachusetts' total non-farm wage and salary employment has declined by approximately 100,000 jobs in the past two years. The manufacturing and professional and business services sectors continue to show year over year declines, although the pace of job loss has slowed considerably relative to 2002. The state's employment is up slightly in the educational and health service sectors. The state's unemployment rate has crept upward over the past year and registered 5.9% in December 2003, above the national rate, which was 5.7% the same month.

Massachusetts has a heavy debt load. Debt levels rank second highest among the 50 states, on both a per capita basis and a percentage of personal income. The state's high debt burden increased in recent years due in part to the state's sharing the costs of the Central Artery/Tunnel project.

Gov. Romney's proposed $22.98 billion fiscal 2005 budget attempts to maintain budgetary balance without raising taxes. The proposed budget eliminates a potential $1.5 billion budget gap without a tax increase or use of reserves. The budget also does not rely on a full economic recovery to maintain balance, and has a clear focus on managing costs. Major proposed initiatives include merging the Massachusetts Turnpike Authority into the Massachusetts Highway Department for efficiency savings, change in funding and administration of the state building assistance program for local school construction, and pension reform. Under the proposed budget, total spending would rise a manageable 5.0% over the prior year. Notable increases include: (1) debt service up 11% over the prior year; (2) Medicaid spending up 8.0%; (3) health and human services up 5.0%; and
(4) education increases 3.3% over the prior year.

The state's Medicaid enrollment is expected to grow by 7% as a result of continued weakness in the economy. Massachusetts is exploring cost containment initiatives, including eligibility and reductions in prescription drug costs. Medicaid expenses will remain a challenge for the state.

Factors Affecting Michigan

As with other largely manufacturing dependent states, Michigan entered the economic decline early and has consequently faced more prolonged revenue deterioration. While there are signs that a turnaround in the national economy is taking hold, recovery in the manufacturing sector is lagging. Similar to the nation, Michigan's job losses in manufacturing account for the largest portion of total employment decline. Over the past two and a half years, Michigan has lost 291,000 jobs, over half of which were in manufacturing. Within that sector, Michigan continues to rely disproportionately on the highly cyclical motor vehicles industry. During the recession, auto sales held up well due to financing incentives, although the traditional Big 3 market share has continued to fall in the face of increased competition from imports and the growth of transplant manufacturing operations by foreign companies. Michigan's vehicle production is down sharply from a year ago and a forecast of essentially flat vehicle production will constrain the state's employment growth. As the national unemployment rate appears to be dropping slightly, reaching 6.0% in September 2003, Michigan's monthly unemployment levels are still trending upward, hitting 7.4% the same month.

Michigan has made strong efforts to balance its budgets in the past two years. Continued economic weakness in the state has resulted in substantial revenue shortfalls and unavoidable spending increases. Combined balances built up to over $2 billion during the preceding strong economic period created a cushion that, along with spending cuts, helped the state deal with a total shortfall of $4 billion in baseline General Fund revenue in the past three years. Michigan benefits from a number of constitutional and statutory management controls that enhance its effectiveness and control over budgeting and spending. A balanced budget requirement, the Governor's constitutional line-item veto authority, and spending reduction requirements when revenues are lower than estimates are all tools the state has used to address substantial revenue falloff. Despite strong and persistent efforts to resolve budget gaps, along with conservative forecasting, Michigan's fiscal situation continues to face sizeable challenges.

Michigan's debt position is well managed. Its historically low debt levels provided the flexibility to shift from a pay-as-you-go basis of capital financing to some bond financing in order to provide some spending relief in the recession. Michigan also has a nearly fully funded pension system, and current contributions to maintain that system are a relatively small fixed cost. The state created a new defined contribution plan for new state employees hired after March 1997, effectively closing the existing state employees defined benefit retirement system. Over time, the defined contribution plan is expected to generate significant savings for Michigan in terms of the cost of funding employee retirement benefits.


--------------------------------------------------------------------------------
51 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Factors Affecting Minnesota

Employment still has not fully recovered from the 2001 recession, and the effects continue to ripple through the state's revenue base. The state unemployment in December 2003 remained well below national averages at 4.7% while the national unemployment rate in December averaged 5.7%. The government sector lost nearly 7,000 jobs in third quarter 2003 due to layoffs, at both the state and local level. Minnesota's employment base continues to change, though a dependence on the manufacturing sector endures. The state has lost roughly 32,000 manufacturing jobs since 2001. It is not known, however, if all of the losses are due to industry restructuring, or if some may be short-term layoffs due to the recession.

Minnesota has managed to maintain balance on a budgetary basis; however, on a GAAP basis the state's financial position has resulted in a negative general fund balance at fiscal year-end 2003. The state's $1.04 billion tobacco settlement money has provided significant flexibility to bring the budget into balance. The GAAP balance does not accurately reflect Minnesota's usable reserves. Tobacco settlement money is currently held in the special revenue fund. During the biennium, the money is transferred to the general fund.

The state operates under its own internal debt control policies, established more than 20 years ago. Minnesota's debt burden is $663 per capita, or 0.9% of market value. The state measures debt ratios compared to general fund revenues and personal income levels and are well within its guidelines for both.

The 2004 legislative session began in February 2004, and addressed several capital budget items. Under the state's debt management guidelines, up to $1 billion in debt can be issued following the session, though the state plans to issue less than that. Gov. Pawlenty presented his 2004 capital budget, which totaled $760 million, of which $689 million was general fund supported. The three largest sectors to receive bond proceeds are education, economic development and the environment. Education bonding, $195.6 million, is primarily for higher education, but also includes some local education spending. Economic development, housing, and transportation bonding projects total $194 million and are spread across several areas, including biotechnology research and transportation projects, such as $37.5 million for the Northstar Commuter Rail Line. Environmental bonding totals $172.4 million and focuses primarily on protecting and improving the state's natural resources, though there is also $25 million to revitalize the Minnesota Zoo. Also included in the bonding package is $108.4 million for correctional facility-related projects.

Factors Affecting New York

New York State was more deeply affected by the recession than many other parts of the country due in large part to the additional pressure from the World Trade Center terrorist attack. The state's economy is deep and well diversified with a significant corporate headquarters presence and major industrial and commercial concerns across a broad range of employment sectors. The state's ability to restore its fiscal health is being tested as the economy is slow to recover, expenditure pressures increase, and revenue receipts increase only modestly. The finance insurance and real estate (FIRE) sector, hit particularly hard by the recession and terrorist attacks, accounts for just 10.5% of employment in the state. The services sector accounts for one-third of total employment and has been the primary area of employment growth. Trade accounts for 18.6% of employment, state and local government 14.1%, and manufacturing 8.3%. Manufacturing employment has experienced a steady decline over several decades. The rate of decline in this sector was high in the recession with a loss of 50,300 jobs in 2002 and another 37,400 jobs lost in the first half of 2003. Despite retaining some significant manufacturers such as IBM Corp., Eastman Kodak, Xerox Corp. and General Motors Corp., the state's manufacturing payrolls continue to decline at a generally faster pace than employment.

New York's fiscal 2003-2004 is anticipated to close with a general fund balance of $1.01 billion, which includes $794 million in the tax stabilization reserve, essentially a rainy day fund; $200 million in the community projects fund; and $20 million in the contingency reserve fund. The state benefited from both unanticipated federal monies and temporary tax increases approved after a difficult budget process. After the strain experienced nearly one year ago, the state's cash flows have improved and monthly cash balances now average about $2.4 billion. Once the tobacco bonds were sold, the cash flow dramatically improved and payables were cleared. With improved operations and some revenue improvement, cash flows have improved as well.

New York's debt levels remain above average by all measures. The state adopted a debt reduction program designed to implement a modest pay-as-you-go capital mechanism and gradually reduce future borrowings. New debt management proposals include increasing the use of variable-rate debt, including synthetic variable rate, up to 15% of debt. Swaps in relation to the notional amount of outstanding debt are currently forecast at roughly 13% while net variable rate exposure is forecast to increase gradually from 9% to 15% during the next five years.

New York's state-supported debt, including GO bonds and appropriation-backed debt, amounted to $38.5 billion at the end of fiscal 2004. The state issues debt through various agencies and authorities, with GO debt representing just 10% of total outstanding state-supported debt. New York has replaced appropriation-backed debt issuance as the state's primary borrowing vehicle with the new personal income tax security. The state's overall debt levels are above average at $2,030 per capita and 5.6% of personal income. Debt service in fiscal 2002-2003 accounted for 8.1% of combined general and debt service fund operating expenditures.


--------------------------------------------------------------------------------
52 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

Factors Affecting Ohio

Ohio's vast, broad, and diverse economic base, anchored by manufacturing, includes several regional centers and corporate headquarters in addition to expanding health care and technology sectors. The economic slowdown of almost three years has been broad-based and has affected all sectors. The auto, machinery, steel and air transportation industries were hit particularly hard, and job losses in those sectors had ripple effects for other sectors. The weak manufacturing industry is responsible for the majority of total non-farm job losses in Ohio, accounting for about 70% of the approximately 235,000 jobs lost over the past three years. Unemployment was 6% in 2003, which was on par with the nation. A year-over-year downward trend continued for most sectors in 2003, although the rate of decline slowed and some service sectors such as education and health care made gains. The state's employment base has continued to diversify away from a manufacturing-oriented economy to a more balanced service-and trade-oriented economy. Ohio's manufacturing base remains very important to the overall economy, and it continues to dominate non-farm payrolls.

Ohio's adopted budget for the 2004-2005 biennium is balanced, relying heavily on a temporary two-year sales tax increase of one-cent, expected to generate $1.25 billion annually. The budget also includes $235 million in tobacco master settlement agreement (MSA) receipts, also one-time revenue.

Continued shortfalls in tax receipts, especially personal income and corporate franchise taxes, led to large 2002-2003 biennial budget gaps. The state took steps to solve the budget imbalance, relying on one-time sources to solve roughly half of the shortfall, with recurring resources used to balance the remainder of the gap. The General Revenue Fund used $345 million in tobacco settlement money that was previously earmarked for school construction projects, which will now be financed with bonds. By fiscal year-end 2003, the state also significantly reduced its Budget Stabilization Fund to $181 million, down from approximately $1 billion at the end of fiscal 2001.

Factors Affecting Puerto Rico

The Funds may invest in municipal securities issued by or on behalf of Puerto Rico, its agencies or instrumentalities.

Puerto Rico's economy continues to adjust to external forces, including the now almost completed phase-out of Section 936 tax benefits available to U.S. corporations on the island, which constitute a major portion of the island's manufacturing base. The ten-year phase-out is currently in its ninth year. While some U.S. owned manufacturers have downsized or left the island in recent years, others have continued to expand their operations by using alternate organizational and tax structures for new business lines. The tax change comes at the same time as increased global completion from low-wage countries in Asia and Latin America for jobs in labor-intensive/low-skill sectors, and a slow overall U.S. and global economy. Puerto Rico has lost approximately 43,000 manufacturing jobs over the past eight years. Most of these have been in low-skill sectors such as textiles, apparel, food products, and electronics assembly. The pharmaceutical sector has continued to see plant expansions and job growth, which is a positive sign of the quality of the labor force and the island's ability to remain competitive in technical/high-skill sectors. The island's calendar 2003 private sector employment growth was about 1.4%, with growth in construction, tourism, and health services offsetting a continued moderate loss of manufacturing jobs. Puerto Rico has lagged the U.S. in terms of real gross product and personal income growth for the last several years.

The fiscal 2004 and 2005 budgets include significant increases in the General Fund's contribution to the pension system, to cover the cost of increases in retiree benefits. At the same time, the system's funding status has suffered further deterioration over recent years, due to the weak performance of financial markets.

Puerto Rico has a heavy tax-supported debt burden that in part reflects its centralized government -- with many functions assumed by the Commonwealth which are carried out by localities in most of the fifty states -- and also the broad scope of the infrastructure development tasks it has undertaken. The government has also generated, and bonded for, significant operating deficits in healthcare and other areas in recent years. Puerto Rico's current ratio of tax-supported debt to aggregate personal income is about 51%, up from 40% in 1995, and almost five times as high as the most heavily indebted of the fifty states. The ratio is affected by the low levels of personal income in Puerto Rico (per capita income is 36% of the U.S. average) and by the large absolute amount of government debt. At roughly $22 billion, excluding self-supporting enterprise debt, such as that of the Electric Power Authority, and certain securitizations, Puerto Rico has more outstanding tax-supported debt than all but four of the states.


--------------------------------------------------------------------------------
53 -- AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP CALIFORNIA TAX-EXEMPT TRUST

                                                              S-6328-20 Y (8/04)

                     AXP(R) SPECIAL TAX-EXEMPT SERIES TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                   AXP(R) INSURED TAX-EXEMPT FUND (the Fund)


                                  AUG. 27, 2004

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained, without charge, from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling (800) 862-7919.

The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents

Mutual Fund Checklist                                                   p.   3

Fundamental Investment Policies                                         p.   4

Investment Strategies and Types of Investments                          p.   5


Information Regarding Risks and Investment Strategies                   p.   7

Security Transactions                                                   p.  22

Brokerage Commissions Paid to Brokers Affiliated with
   American Express Financial Corporation                               p.  24

Valuing Fund Shares                                                     p.  25

Proxy Voting                                                            p.  26

Investing in the Fund                                                   p.  27

Selling Shares                                                          p.  29

Pay-out Plans                                                           p.  29

Capital Loss Carryover                                                  p.  30

Taxes                                                                   p.  30

Agreements                                                              p.  31

Organizational Information                                              p.  33

Board Members and Officers                                              p.  38

Principal Holders of Securities                                         p.  41

Independent Registered Public Accounting Firm                           p.  41

Appendix A: Description of Ratings                                      p.  42

Appendix B: Insured Fund                                                p.  47


--------------------------------------------------------------------------------
2   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Mutual Fund Checklist

      [X] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

      [X] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

      [X]     A higher rate of return typically involves a higher risk of loss.

      [X] Past performance is not a reliable indicator of future performance.

      [X]     ALL mutual funds have costs that lower investment return.

      [X] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

      [X] Shop around. Compare a mutual fund with others of the same type before you buy.

OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING

Develop a Financial Plan

Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging

An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.

 Dollar-cost averaging

Regular                                      Market price         Shares
investment                                    of a share         acquired
  $100                                         $ 6.00              16.7
   100                                           4.00              25.0
   100                                           4.00              25.0
   100                                           6.00              16.7
   100                                           5.00              20.0
   ---                                           ----              ----
  $500                                         $25.00             103.4

Average market price of a share over 5 periods:  $5.00 ($25.00 divided by 5)

The average price you paid for each share:       $4.84 ($500 divided by 103.4)

Diversify

Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment

Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

--------------------------------------------------------------------------------
3   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Fundamental Investment Policies

Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:

o Under normal market conditions, invest less than 80% of its net assets in securities generally exempt from federal income tax, with principal and interest either fully insured by private insurers or guaranteed by an agency or instrumentality of the U.S. government.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o    Lend Fund securities in excess of 30% of its net assets.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

--------------------------------------------------------------------------------
4   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Investment Strategies and Types of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies and types of investments           Allowable for the Fund?
Agency and Government Securities                                      yes
Borrowing                                                             yes
Cash/Money Market Instruments                                         yes
Collateralized Bond Obligations                                       yes
Commercial Paper                                                      yes
Common Stock                                                          no
Convertible Securities                                                yes
Corporate Bonds                                                       yes
Debt Obligations                                                      yes
Depositary Receipts                                                   no
Derivative Instruments (including Options and Futures)                yes


Exchange-Traded Funds                                                 yes


Foreign Currency Transactions                                         no
Foreign Securities                                                    yes
High-Yield (High-Risk) Securities (Junk Bonds)                        yes
Illiquid and Restricted Securities                                    yes
Indexed Securities                                                    yes


Inflation Protected Securities                                        yes


Inverse Floaters                                                      yes
Investment Companies                                                  no
Lending of Portfolio Securities                                       yes
Loan Participations                                                   yes
Mortgage- and Asset-Backed Securities                                 yes
Mortgage Dollar Rolls                                                 yes
Municipal Obligations                                                 yes
Preferred Stock                                                       yes
Real Estate Investment Trusts                                         yes
Repurchase Agreements                                                 yes
Reverse Repurchase Agreements                                         yes
Short Sales                                                           no
Sovereign Debt                                                        yes
Structured Products                                                   yes
Swap Agreements -- Interest Rate                                      yes
Variable- or Floating-Rate Securities                                 yes
Warrants                                                              yes
When-Issued Securities and Forward Commitments                        yes
Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities                  yes

--------------------------------------------------------------------------------
5   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

The following are guidelines that may be changed by the board at any time:

o Under normal market conditions, at least 65% of the Fund's total assets will be invested in securities that are insured and have a maturity of more than one year.

o A portion of the Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. As long as the staff of the SEC maintains its current position that a fund calling itself a "tax-exempt" fund may not invest more than 20% of its net assets in these bonds, the Fund will limit its investments in these bonds to 20% of its net assets.


o The Fund may purchase securities rated Aaa by Moody's Investors Service, Inc. (Moody's) or AAA by Standard & Poor's Corporation (S&P). In addition, the Fund may purchase other securities, provided the securities are insured.


o The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's or S&P or the equivalent.

o Pending investment in municipal securities maturing in more than one year, or as a temporary defensive position, the Fund may hold up to 35% of its net assets in short-term tax-exempt instruments that are not insured or guaranteed. The Fund will purchase these instruments only if they are rated MIG-1 by Moody's or SP-1 by S&P or if the long-term debt of such issuers is rated Aaa by Moody's or AAA by S&P or the equivalent.

o Except for securities guaranteed by the U.S. government, or an agency thereof, and the short-term tax-exempt instruments rated MIG-1 by Moody's or SP-1 by S&P or if the long-term debt of such issuers is rated Aaa by Moody's AAA by S&P or the equivalent, each tax-exempt security purchased by the Fund will be insured either by a New Issue Insurance Policy or by a Portfolio Insurance Policy issued by MBIA Insurance Corporation, Financial Guaranty Insurance Company or a comparable insurer as long as that insurer is rated Aaa by Moody's or AAA by S&P or the equivalent.

o The Fund may invest more than 25% of its total assets in a particular segment of the municipal securities market or in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state.

o If, in the opinion of the investment manager, appropriate tax-exempt securities are not available, the Fund may invest up to 20% of its net assets, or more on a temporary defensive basis, in taxable investments.

o    No more than 10% of the Fund's assets will be held in inverse floaters.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy on margin or sell short, except the Fund may enter into interest rate futures contracts.

o The Fund will not invest in voting securities or securities of investment companies.

For a description of ratings see Appendix A. For a discussion for Insured Fund, see Appendix B.

--------------------------------------------------------------------------------
6   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk.

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.


Derivatives Risk

Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund.

Diversification Risk

A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more susceptible to a single economic, political or regulatory event than a diversified fund.


Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

--------------------------------------------------------------------------------
7   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


Issuer Risk

The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

--------------------------------------------------------------------------------
8   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.


Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing


A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments


Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses.


See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

--------------------------------------------------------------------------------
9   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.


Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

--------------------------------------------------------------------------------
10   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

--------------------------------------------------------------------------------
11   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.


Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.


Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.


A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.


Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

--------------------------------------------------------------------------------
12   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.


Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.


The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.


Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.


Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

--------------------------------------------------------------------------------
13   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.


Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Management Risk and Market Risk.


Foreign Currency Transactions

Investments in foreign countries usually involve currencies of foreign countries. The value of an investor's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, an investor may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments. Many funds utilize diverse types of derivative instruments in connection with their foreign currency exchange transactions.

(See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

--------------------------------------------------------------------------------
14   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities


Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

--------------------------------------------------------------------------------
15   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.


Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.


Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

--------------------------------------------------------------------------------
16   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Lending of Portfolio Securities


A fund may lend certain of its portfolio securities. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

--------------------------------------------------------------------------------
17   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Mortgage Dollar Rolls


Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

--------------------------------------------------------------------------------
18   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.


Real Estate Investment Trusts

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, Market Risk and Interest Rate Risk.


Repurchase Agreements


Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements


In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales


With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.


--------------------------------------------------------------------------------
19   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured products include: Credit Risk, Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

--------------------------------------------------------------------------------
20   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

Variable- or Floating-Rate Securities


Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

--------------------------------------------------------------------------------
21   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk, and Management Risk.

The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

Security Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this
--------------------------------------------------------------------------------
22   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND
arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid total brokerage commissions of $0 for fiscal year ended June 30, 2004, $0 for fiscal year 2003, and $2,808 for fiscal year 2002. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.

As of the end of the most recent fiscal year, the Fund held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

The portfolio turnover rate was 23% in the most recent fiscal year, and 141% in the year before. Higher turnover rates may result in higher brokerage expenses and taxes.


--------------------------------------------------------------------------------
23   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.



--------------------------------------------------------------------------------
24   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Valuing Fund Shares

As of the end of the most recent fiscal year, the computation looked like this:


                         Net assets                           Shares outstanding                  Net asset value of one share
Class A                $352,289,542         divided by            65,943,927           equals                  $5.34
Class B                  58,348,770                               10,920,643                                    5.34
Class C                   7,527,019                                1,406,224                                    5.35
Class Y                       1,404                                      263                                    5.34


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.


o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.


o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

--------------------------------------------------------------------------------
25   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Proxy Voting

GENERAL GUIDELINES

The Fund upholds a long tradition of sound and principled corporate governance. For approximately 30 years, the Board of Directors, which consists of a majority of independent directors, has voted proxies. General guidelines are:

o Corporate governance matters -- The board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

o Changes in capital structure -- The board votes for amendments to corporate documents that strengthen the financial condition of a business.

o Stock option plans and other management compensation issues -- The board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

o Social and corporate policy issues -- The board believes that proxy proposals should address the business interests of the corporation.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the board is to vote all proxies of the companies in which the Fund holds investments, ensuring there are no conflicts between interests of Fund shareholders and those of the Fund's investment manager, AEFC.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which the Fund votes against the recommendation, the board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the Fund's board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the board or that AEFC recommends be voted different from the votes cast for similar proposals. In making recommendations to the board about voting on a proposal, AEFC relies on its own investment personnel and information obtained from outside resources, including Institutional Shareholder Services (ISS). AEFC makes the recommendation in writing. The process established by the board to vote proxies requires that either board members or officers who are independent from AEFC consider the recommendation and decide how to vote the proxy proposal.

PROXY VOTING RECORD


The proxy voting record is available on a quarterly basis after the end of the quarter for all companies whose shareholders meetings were completed during the quarter. The information is on a website maintained by ISS and can be accessed through American Express Company's web page, www.americanexpress.com. For anyone seeking information on how the Fund voted all proxies during a year, the information can be obtained after August 2004 without cost:

o    On the ISS website accessible through www.americanexpress.com/funds


o On a web site maintained by the Securities and Exchange Commission, www.sec.gov

o    By calling the Fund's administrator, Board Services Corporation, collect at
     (612) 330-9283.

--------------------------------------------------------------------------------
26   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Investing in the Fund

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the CDSC and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of the Fund.


Shares of the Fund are sold at the public offering price. The public offering price is the NAV of one share adjusted for the sales charge for Class A. For Class B, Class C and Class Y, there is no initial sales charge so the public offering price is the same as the NAV. Using the sales charge schedule in the table below, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal year, was determined by dividing the NAV of one share, $5.34, by 0.9525 (1.00 - 0.0475) for a maximum 4.75% sales charge for a public offering price of $5.61. The sales charge is paid to the Distributor by the person buying the shares.


Class A -- Calculation of the Sales Charge

Sales charges are determined as follows:

                                      Sales charge as a percentage of:
Total market value             Public offering price     Net amount invested
Up to $49,999                           4.75%                    4.99%
$50,000-$99,999                         4.25                     4.44
$100,000-$249,999                       3.50                     3.63
$250,000-$499,999                       2.50                     2.56
$500,000-$999,999                       2.00                     2.04
$1,000,000 or more                      0.00                     0.00

The initial sales charge is waived for certain qualified plans. Participants in these qualified plans may be subject to a deferred sales charge on certain redemptions. The Fund will waive the deferred sales charge on certain redemptions if the redemption is a result of a participant's death, disability, retirement, attaining age 59 1/2, loans, or hardship withdrawals. The deferred sales charge varies depending on the number of participants in the qualified plan and total plan assets as follows:

Deferred Sales Charge
                                           Number of participants
Total plan assets                      1-99                  100 or more
Less than $1 million                    4%                       0%
$1 million or more                      0%                       0%


Class A -- Reducing the Sales Charge

For purposes of reducing the sales charge:

o If multiple trustees are listed on a revocable trust account, the account will be included only in the household group of the grantor-trustee (the person who put the money into the trust).

o If the parents or guardians of a minor child who is the beneficiary of one or more UGMA/UTMA accounts are not members of the same primary household group, the Distributor will use its discretion in assigning such accounts to one of the primary household groups. Under most circumstances the Distributor will consider the child's primary domicile to be the appropriate household group in which to include the UGMA/UTMA account(s). Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.


--------------------------------------------------------------------------------
27   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Class A -- Letter of Intent (LOI)

If you intend to invest $50,000 or more over a period of time, you can reduce the sales charge in Class A by completing a LOI form and committing to invest a certain amount. The LOI must be filed with the Distributor. The LOI can start at any time and you will have up to 13 months to fulfill your commitment. The LOI start date can be backdated by up to 90 days. Your holdings in American Express mutual funds acquired more than 90 days before receipt of your signed LOI in the Distributor's corporate office will not be counted towards the completion of the LOI. Your investments will be charged the sales charge that applies to the amount you have committed to invest. Five percent of the commitment amount will be placed in escrow. If your commitment amount is reached within the 13-month period, the LOI will end and the shares will be released from escrow. Once the LOI has ended, future sales charges will be determined by the total value of the new investment combined with the market value of the existing American Express mutual fund investments. If you do not invest the commitment amount by the end of the 13 months, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. The commitment amount does not include purchases in any class of American Express mutual funds other than Class A; purchases in American Express mutual funds held within a wrap product; and purchases of AXP Cash Management Fund and AXP Tax-Free Money Fund unless they are subsequently exchanged to Class A shares of an American Express mutual fund within the 13 month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform the Distributor in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.


Class Y Shares

Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o    Qualified employee benefit plans* if the plan:

     o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has

         o    at least $10 million in plan assets or

         o    500 or more participants; or

     o   does not use daily transfer recordkeeping and has

         o at least $3 million invested in American Express mutual funds or

         o    500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

SYSTEMATIC INVESTMENT PROGRAMS


You decide how often to make payments -- monthly, quarterly, or semiannually. Provided your account meets the minimum balance requirement, you are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.


AUTOMATIC DIRECTED DIVIDENDS

Dividends, including capital gain distributions, paid by another American Express mutual fund may be used to automatically purchase shares in the same class of this Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and

o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

--------------------------------------------------------------------------------
28   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS

The Fund or AECSC reserves the right to reject any business, in its sole discretion.

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.


Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.


The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.


To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.


The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

--------------------------------------------------------------------------------
29   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $100 if the value of your account is $20,000 on the payment date.


Capital Loss Carryover

For federal income tax purposes, the Fund had total capital loss carryovers of $295,477 at the end of the most recent fiscal year, that if not offset by subsequent capital gains will expire in 2012.

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.


Taxes

If you buy shares in the Fund and then exchange into another fund, it is considered a redemption and subsequent purchase of shares. Under the tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

For example

You purchase 100 shares of one fund having a public offering price of $10.00 per share. With a sales load of 4.75%, you pay $47.50 in sales load. With a NAV of $9.525 per share, the value of your investment is $952.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.525, and purchase into a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $47.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 - $1,000.00), you have a $147.50 gain ($1,100.00 - $952.50). You can include the $47.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.


If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


All distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

--------------------------------------------------------------------------------
30   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets (billions)                              Annual rate at each asset level
First  $1.0                                                  0.450%
Next    1.0                                                  0.425
Next    1.0                                                  0.400
Next    3.0                                                  0.375
Over    6.0                                                  0.350


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.450% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

The management fee is paid monthly. Under the agreement, the total amount paid was $2,078,914 for fiscal year 2004, $2,214,318 for fiscal year 2003, and $2,071,069 for fiscal year 2002.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $187,506 for fiscal year 2004, $180,424 for fiscal year 2003, and $168,058 for fiscal year 2002.


Basis for board approving the investment advisory contract


Contracts between the Fund and AEFC or its affiliates, including the investment advisory contract, were renewed in April 2004, generally based on data as of the end of calendar year 2003. In renewing the contracts, members of the Contracts Committee first reviewed detailed written reports prepared by AEFC, then the reports were reviewed by all other Board members. The reports were presented in meetings at which Board members asked questions in order to further understand the data. In addition, data prepared by independent sources, including Lipper Inc. (detailed fund data) and Strategic Insight (industry trends) was considered. The Board obtained representations that it had received all the information that AEFC believed was reasonably necessary to evaluate the terms of the contract. The factors used by the Board and the conclusions drawn are set forth below.

The Board considered that:

o over time AEFC's portfolio management team should achieve investment performance net of fees above the median of funds with the same investment goals. The Fund's investment performance for the one-year period ended Dec. 31, 2003, which is approximately the time the team has managed the Fund, was below the median of its Lipper competitive group, and AEFC senior management is taking effective action to address the below median performance.

o the portfolio management team AEFC has assigned to manage the Fund should maintain a consistent investment style through a variety of market conditions. The performance record for the one-year period, which is below median, is consistent with the expected results of that investment style in light of current market conditions.

o AEFC must provide those services necessary to effectively manage the Fund's assets and to provide shareholders a range of investment options to meet long-term investment goals. These services include implementing investment decisions, managing cash flow, administering effective compliance programs, developing products, accessing distribution, and operating processes to compute daily net assets and maintain financial records. The Board reviewed the services using surveys and benchmarks that are available from commercial providers, trade associations, and internal standards; compared those services with services required by other types of clients of AEFC; and considered the allocation of costs among the services. Based on these comparisons the Board concluded that the services provided by AEFC were those provided by other investment managers that offer mutual funds through personal investment advisers, the prices paid for the services were in line with those charged by these management companies, and the services are in the interest of shareholders.


--------------------------------------------------------------------------------
31   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

o AEFC must provide quality services at a fair price with shareholders benefiting from economies of scale as assets increase. To assist the Board in making an assessment, Lipper provided an analysis of a small comparison group comprised of up to 20 funds similar in all respects to the Fund and a larger comparison group that excluded funds that differ significantly. The Board found that the graduated fee scale set a fair price that recognized the potential economies of scale.

o AEFC should be paid a fee that allows it to offer competitive compensation, make necessary investments and earn an appropriate profit. The Board considered the benefits derived by AEFC from the use of commission dollars to buy services and from other business relationships with Fund shareholders, compared publicly-available profitability reports of other investment managers, and concluded that the level of profitability in 2003 was appropriate in the short term though it may be too low on an ongoing basis.

ADMINISTRATIVE SERVICES AGREEMENT


The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets (billions)                              Annual rate at each asset level
First  $1.0                                                  0.040%
Next    1.0                                                  0.035
Next    1.0                                                  0.030
Next    3.0                                                  0.025
Over    6.0                                                  0.020


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.040% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the agreement, the Fund paid fees of $193,412 for fiscal year 2004, $204,472 for fiscal year 2003, and $189,418 for fiscal year 2002.


TRANSFER AGENCY AGREEMENT


The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC) located at 70100 AXP Financial Center, Minneapolis, MN 55474. This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A is $20.50 per year, for Class B is $21.50 per year, for Class C is $21.00 per year and for Class Y is $18.50 per year. In addition, an annual closed-account fee of $5.00 per inactive account may be charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system, generally within one year. The fees paid to AECSC may be changed by the board without shareholder approval.


DISTRIBUTION AGREEMENT


American Express Financial Advisors Inc. located at 200 AXP Financial Center, Minneapolis, MN 55474, is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to the Distributor daily. These charges amounted to $567,873 for fiscal year 2004. After paying commissions to personal financial advisors, and other expenses, the amount retained was $182,980. The amounts were $739,237 and $(34,724) for fiscal year 2003, and $743,782 and $111,181 for fiscal year 2002.


Part of the sales charge may be paid to selling dealers who have agreements with the Distributor. The Distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

SHAREHOLDER SERVICE AGREEMENT

With respect to Class Y shares, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of average daily net assets.

PLAN AND AGREEMENT OF DISTRIBUTION


For Class A, Class B and Class C shares, to help defray the cost of distribution and servicing not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares. Each class has exclusive voting rights on the Plan as it applies to that class. In addition, because Class B shares convert to Class A shares, Class B shareholders have the right to vote on any material increase to expenses charged under the Class A plan.


--------------------------------------------------------------------------------
32   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class A, Class B and Class C shares; and overhead appropriately allocated to the sale of Class A, Class B and Class C shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, the Fund paid fees of $971,432 for Class A shares, $648,774 for Class B shares and $85,292 for Class C shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


CUSTODIAN AGREEMENT

The Fund's securities and cash are held by U.S. Bank National Association, 180
E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS

As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to vote based on your total dollar interest in the Fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.

DIVIDEND RIGHTS


Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.


--------------------------------------------------------------------------------
33   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS

                                                             Date of            Form of        State of     Fiscal
Fund                                                      organization       organization    organization  year end   Diversified
AXP(R) California Tax-Exempt Trust                               4/7/86     Business Trust(2)      MA         6/30
   AXP(R) California Tax-Exempt Fund                                                                                     No

AXP(R) Dimensions Series, Inc.(4)                      2/20/68, 6/13/86(1)     Corporation      NV/MN         7/31
   AXP(R) New Dimensions Fund                                                                                           Yes



AXP(R) Discovery Series, Inc.(4)                       4/29/81, 6/13/86(1)     Corporation      NV/MN         7/31
   AXP(R) Core Bond Fund                                                                                                Yes
   AXP(R) Discovery Fund                                                                                                Yes
   AXP(R) Income Opportunities Fund                                                                                     Yes
   AXP(R) Inflation Protected Securities Fund                                                                            No
   AXP(R) Limited Duration Bond Fund                                                                                    Yes


AXP(R) Equity Series, Inc.(4)                          3/18/57, 6/13/86(1)     Corporation      NV/MN        11/30
   AXP(R) Equity Select Fund                                                                                            Yes

AXP(R) Fixed Income Series, Inc.(4)                    6/27/74, 6/31/86(1)     Corporation      NV/MN         8/31
   AXP(R) Diversified Bond Fund(5)                                                                                      Yes


AXP(R) Global Series, Inc.                                     10/28/88        Corporation         MN        10/31
   AXP(R) Threadneedle Emerging Markets Fund(8)                                                                         Yes
   AXP(R) Threadneedle Global Balanced Fund(8)                                                                          Yes
   AXP(R) Global Bond Fund                                                                                               No
   AXP(R) Threadneedle Global Equity Fund(6),(8)                                                                        Yes
   AXP(R) Global Technology Fund(3)                                                                                      No


AXP(R) Government Income Series, Inc.(4)                        3/12/85        Corporation         MN         5/31
   AXP(R) Short Duration U.S. Government Fund(5)                                                                        Yes
   AXP(R) U.S. Government Mortgage Fund                                                                                 Yes

AXP(R) Growth Series, Inc.                             5/21/70, 6/13/86(1)     Corporation      NV/MN         7/31
   AXP(R) Growth Fund                                                                                                   Yes
   AXP(R) Large Cap Equity Fund                                                                                         Yes
   AXP(R) Large Cap Value Fund                                                                                          Yes
   AXP(R) Quantitative Large Cap Equity Fund                                                                            Yes


AXP(R) High Yield Income Series, Inc.(4)                        8/17/83        Corporation         MN         5/31
   AXP(R) High Yield Bond Fund(5)                                                                                       Yes

AXP(R) High Yield Tax-Exempt Series, Inc.(4)          12/21/78, 6/13/86(1)     Corporation      NV/MN        11/30
   AXP(R) High Yield Tax-Exempt Fund                                                                                    Yes

AXP(R) Income Series, Inc.(4)                          2/10/45, 6/13/86(1)     Corporation      NV/MN         5/31
   AXP(R) Selective Fund                                                                                                Yes


AXP(R) International Series, Inc.(4)                            7/18/84        Corporation         MN        10/31
   AXP(R) Threadneedle European Equity Fund(8)                                                                           No
   AXP(R) Threadneedle International Fund(8)                                                                            Yes


AXP(R) Investment Series, Inc.                         1/18/40, 6/13/86(1)     Corporation      NV/MN         9/30
   AXP(R) Diversified Equity Income Fund                                                                                Yes
   AXP(R) Mid Cap Value Fund                                                                                            Yes
   AXP(R) Mutual                                                                                                        Yes

--------------------------------------------------------------------------------
34   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                             Date of            Form of        State of     Fiscal
Fund                                                      organization       organization    organization  year end   Diversified
AXP(R) Managed Series, Inc.                                     10/9/84        Corporation         MN         9/30
   AXP(R) Managed Allocation Fund                                                                                       Yes


AXP(R) Market Advantage Series, Inc.                            8/25/89        Corporation         MN         1/31
   AXP(R) Portfolio Builder Conservative Fund                                                                            No
   AXP(R) Portfolio Builder Moderate Conservative Fund                                                                   No
   AXP(R) Portfolio Builder Moderate Fund                                                                                No
   AXP(R) Portfolio Builder Moderate Aggressive Fund                                                                     No
   AXP(R) Portfolio Builder Aggressive Fund                                                                              No
   AXP(R) Portfolio Builder Total Equity Fund                                                                            No
   AXP(R) S&P 500 Index Fund                                                                                             No
   AXP(R) Small Company Index Fund                                                                                      Yes


AXP(R) Money Market Series, Inc.                       8/22/75, 6/13/86(1)     Corporation      NV/MN         7/31
   AXP(R) Cash Management Fund                                                                                          Yes

AXP(R) Partners Series, Inc.                                    3/20/01        Corporation         MN         5/31
   AXP(R) Partners Aggressive Growth Fund                                                                               Yes
   AXP(R) Partners Fundamental Value Fund                                                                               Yes
   AXP(R) Partners Growth Fund                                                                                          Yes
   AXP(R) Partners Select Value Fund                                                                                    Yes
   AXP(R) Partners Small Cap Core Fund                                                                                  Yes
   AXP(R) Partners Small Cap Value Fund                                                                                  No
   AXP(R) Partners Value Fund                                                                                           Yes

AXP(R) Partners International Series, Inc.                       5/9/01        Corporation         MN        10/31
   AXP(R) Partners International Aggressive
     Growth Fund                                                                                                        Yes
   AXP(R) Partners International Core Fund                                                                              Yes
   AXP(R) Partners International Select Value Fund                                                                      Yes
   AXP(R) Partners International Small Cap Fund                                                                         Yes


AXP(R) Sector Series, Inc.(3),(4)                               3/25/88        Corporation         MN         6/30
   AXP(R) Dividend Opportunity Fund(7)                                                                                  Yes
   AXP(R) Real Estate Fund                                                                                               No


AXP(R) Selected Series, Inc.(4)                                 10/5/84        Corporation         MN         3/31
   AXP(R) Precious Metals Fund                                                                                           No

AXP(R) Special Tax-Exempt Series Trust                           4/7/86     Business Trust(2)      MA         6/30
   AXP(R) Insured Tax-Exempt Fund                                                                                       Yes
   AXP(R) Massachusetts Tax-Exempt Fund                                                                                  No
   AXP(R) Michigan Tax-Exempt Fund                                                                                       No
   AXP(R) Minnesota Tax-Exempt Fund                                                                                      No
   AXP(R) New York Tax-Exempt Fund                                                                                       No
   AXP(R) Ohio Tax-Exempt Fund                                                                                           No

--------------------------------------------------------------------------------
35   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                                             Date of            Form of        State of     Fiscal
Fund                                                      organization       organization    organization  year end   Diversified
AXP(R) Stock Series, Inc.(4)                           2/10/45, 6/13/86(1)     Corporation      NV/MN         9/30
   AXP(R) Stock Fund                                                                                                    Yes


AXP(R) Strategy Series, Inc.                                    1/24/84        Corporation         MN         3/31
   AXP(R) Equity Value Fund                                                                                             Yes
   AXP(R) Partners Small Cap Growth Fund(3)                                                                             Yes
   AXP(R) Small Cap Advantage Fund                                                                                      Yes
   AXP(R) Strategy Aggressive Fund                                                                                      Yes


AXP(R) Tax-Exempt Series, Inc.                         9/30/76, 6/13/86(1)     Corporation      NV/MN        11/30
   AXP(R) Intermediate Tax-Exempt Fund                                                                                  Yes
   AXP(R) Tax-Exempt Bond Fund                                                                                          Yes

AXP(R) Tax-Free Money Series, Inc.(4)                  2/29/80, 6/13/86(1)     Corporation      NV/MN        12/31
   AXP(R) Tax-Free Money Fund                                                                                           Yes

(1)  Date merged into a Minnesota corporation incorporated on April 7, 1986.

(2) Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.


(3) Effective Feb. 7, 2002, AXP(R) Innovations Fund changed its name to AXP(R) Global Technology Fund, AXP(R) Small Cap Growth Fund changed its name to AXP(R) Partners Small Cap Growth Fund and AXP(R) Utilities Income Fund, Inc. created a series, AXP(R) Utilities Fund.

(4) Effective Nov. 13, 2002, AXP(R) Bond Fund, Inc. changed its name to AXP(R) Fixed Income Series, Inc. and created a series, AXP(R) Bond Fund, AXP(R) Discovery Fund, Inc. changed its name to AXP(R) Discovery Series, Inc. and created a series, AXP(R) Discovery Fund, AXP(R) Equity Select Fund, Inc. changed its name to AXP(R) Equity Series, Inc. and created a series, AXP(R) Equity Select Fund, AXP(R) Extra Income Fund, Inc. changed its name to AXP(R) High Yield Income Series, Inc. and created a series, AXP(R) Extra Income Fund, AXP(R) Federal Income Fund, Inc. changed its name to AXP(R) Government Income Series, Inc., AXP(R) High Yield Tax-Exempt Fund, Inc. changed its name to AXP(R) High Yield Tax-Exempt Series, Inc. and created a series, AXP(R) High Yield Tax-Exempt Fund, AXP(R) International Fund, Inc. changed its name to AXP(R) International Series, Inc., AXP(R) New Dimensions Fund, Inc. changed its name to AXP(R) Dimensions Series, Inc., AXP(R) Precious Metals Fund, Inc. changed its name to AXP(R) Selected Series, Inc. and created a series, AXP(R) Precious Metals Fund, AXP(R) Selective Fund, Inc. changed its name to AXP(R) Income Series, Inc. and created a series, AXP(R) Selective Fund, AXP(R) Stock Fund, Inc. changed its name to AXP(R) Stock Series, Inc. and created a series, AXP(R) Stock Fund, AXP(R) Tax-Free Money Fund, Inc. changed its name to AXP(R) Tax-Free Money Series, Inc. and created a series, AXP(R) Tax-Free Money Fund, and AXP(R) Utilities Income Fund, Inc. changed its name to AXP(R) Sector Series, Inc.


(5) Effective June 27, 2003, AXP(R) Bond Fund changed its name to AXP(R) Diversified Bond Fund, AXP(R) Federal Income Fund changed its name to AXP(R) Short Duration U.S. Government Fund and AXP(R) Extra Income Fund changed its name to AXP(R) High Yield Bond Fund.


(6) Effective Oct. 20, 2003, AXP(R) Global Growth Fund changed its name to AXP(R) Global Equity Fund.

(7) Effective Feb. 18, 2004, AXP(R) Utilities Fund changed its name to AXP(R) Dividend Opportunity Fund.

(8) Effective July 9, 2004, AXP(R) Emerging Markets Fund changed its name to AXP(R) Threadneedle Emerging Markets Fund, AXP(R) European Equity Fund changed its name to AXP(R) Threadneedle European Equity Fund, AXP(R) Global Balanced Fund changed its name to AXP(R) Threadneedle Global Balanced Fund, AXP(R) Global Equity Fund changed its name to AXP(R) Threadneedle Global Equity Fund and AXP(R) International Fund changed its name to AXP(R) Threadneedle International Fund.


--------------------------------------------------------------------------------
36   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 14 Master Trust portfolios and 87 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name,                            Position held    Principal occupation during    Other directorships          Committee
address,                         with Fund and    past five years                                             memberships
age                              length of
                                 service
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Arne H. Carlson                  Board member     Chair, Board Services                                       Joint Audit,
901 S. Marquette Ave.            since 1999       Corporation (provides                                       Contracts,
Minneapolis, MN 55402                             administrative services to                                  Executive,
Age 69                                            boards). Former Governor  of                                Investment
                                                  Minnesota                                                   Review,  Board
                                                                                                              Effectiveness
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Philip J. Carroll, Jr.           Board member     Retired Chairman and CEO,      Scottish Power PLC, Vulcan   Joint Audit,
901 S. Marquette Ave.            since 2002       Fluor Corporation              Materials Company, Inc.      Executive,
Minneapolis, MN 55402                             (engineering and               (construction                Investment
Age 66                                            construction) since 1998       materials/chemicals)         Review
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Livio D. DeSimone                Board member     Retired Chair of the Board     Cargill, Incorporated        Joint Audit,
30 Seventh Street East           since 2001       and Chief Executive Officer,   (commodity merchants and     Contracts,
Suite 3050                                        Minnesota Mining and           processors), General         Executive
St. Paul, MN 55101-4901                           Manufacturing (3M)             Mills, Inc. (consumer
Age 70                                                                           foods), Vulcan Materials
                                                                                 Company (construction
                                                                                 materials/chemicals),
                                                                                 Milliken & Company
                                                                                 (textiles and chemicals),
                                                                                 and Nexia Biotechnologies,
                                                                                 Inc.
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Anne P. Jones                    Board member     Attorney and Consultant                                     Joint Audit,
901 S. Marquette Ave.            since 1985                                                                   Board
Minneapolis, MN 55402                                                                                         Effectiveness,
Age 69                                                                                                        Executive
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Stephen R. Lewis, Jr.*           Board member     Retired President and          Valmont Industries, Inc.     Contracts,
901 S. Marquette Ave.            since 2002       Professor of Economics,        (manufactures irrigation     Investment
Minneapolis, MN 55402                             Carleton College               systems)                     Review,
Age 65                                                                                                        Executive,
                                                                                                              Board
                                                                                                              Effectiveness
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Alan K. Simpson                  Board member     Former three-term United                                    Investment
1201 Sunshine Ave.               since 1997       States Senator for Wyoming                                  Review,  Board
Cody, WY 82414                                                                                                Effectiveness
Age 72
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Alison Taunton-Rigby             Board member     Founder and Chief Executive                                 Investment
901 S. Marquette Ave.            since 2002       Officer, RiboNovix, Inc.                                    Review,
Minneapolis, MN 55402                             since 2004; President,                                      Contracts
Age 60                                            Forester Biotech since 2000;
                                                  prior to that, President and
                                                  CEO, Aquila
                                                  Biopharmaceuticals, Inc.
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------

* Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Columbia Wanger Asset Management, L.P., one of the fund's subadvisers.


--------------------------------------------------------------------------------
37   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Board Member Affiliated with AEFC**

Name,                            Position held    Principal occupation during    Other directorships           Committee
address,                         with Fund and    past five years                                              memberships
age                              length of
                                 service
-------------------------------- ---------------- ------------------------------ ----------------------------- ---------------
William F. Truscott              Board member     Senior Vice President -
53600 AXP Financial Center       since 2001,      Chief Investment Officer of
Minneapolis, MN 55474            Vice             AEFC since 2001. Former
Age 43                           President        Chief Investment Officer and
                                 since 2002       Managing Director, Zurich
                                                  Scudder Investments
-------------------------------- ---------------- ------------------------------ ----------------------------- ---------------

** Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:


Other Officers


Name,                            Position held    Principal occupation during     Other directorships         Committee
address,                         with Fund and    past five years                                             memberships
age                              length of
                                 service
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Jeffrey P. Fox                   Treasurer        Vice President - Investment
50005 AXP Financial Center       since 2002       Accounting, AEFC, since
Minneapolis, MN 55474                             2002; Vice President -
Age 49                                            Finance, American Express
                                                  Company, 2000-2002; Vice
                                                  President - Corporate
                                                  Controller, AEFC, 1996-2000
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Paula R. Meyer                   President        Senior Vice President and
596 AXP Financial Center         since 2002       General Manager - Mutual
Minneapolis, MN 55474 Age 50                      Funds, AEFC, since 2002;
                                                  Vice President and Managing
                                                  Director - American Express
                                                  Funds, AEFC, 2000-2002; Vice
                                                  President, AEFC,  1998-2000
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Leslie L. Ogg                    Vice             President of Board Services
901 S. Marquette Ave.            President,       Corporation
Minneapolis, MN 55402            General
Age 65                           Counsel, and
                                 Secretary
                                 since 1978
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------


--------------------------------------------------------------------------------
38   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Responsibilities of board with respect to Fund's management

The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of AEFC's subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held one meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held five meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held four meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held four meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held eight meetings during the last fiscal year.


--------------------------------------------------------------------------------
39   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

BOARD MEMBERS' HOLDINGS

The following table shows the Fund Board Members' ownership of American Express Funds.


Dollar range of equity securities beneficially owned on Dec. 31, 2003

Based on net asset values as of Dec. 31, 2003

                                                  Aggregate dollar range of
                             Dollar range of      equity securities of all
                            equity securities      American Express Funds
                               in the Fund        overseen by Board Member
                                 Range                     Range
Arne H. Carlson                  none                  over $100,000
Philip J. Carroll, Jr.*          none                      none
Livio D. DeSimone*               none                  over $100,000
Anne P. Jones                    none                  over $100,000
Stephen R. Lewis, Jr.*           none                   $1-$10,000
Alan K. Simpson                  none                $50,001-$100,000
Alison Taunton-Rigby             none                      none
William F. Truscott              none                  over $100,000

   * Three independent directors have deferred compensation and invested in share equivalents.

   As of Dec. 31, 2003, each owned:

   Philip J. Carroll, Jr.  AXP Global Technology Fund            $10,001-$50,000

   Livio D. DeSimone       AXP High Yield Bond Fund                   $1-$10,000
                           AXP Partners Small Cap Value Fund          $1-$10,000
                           AXP Small Cap Advantage Fund               $1-$10,000

   Stephen R. Lewis, Jr.   AXP Equity Select Fund                     $1-$10,000
                           AXP Diversified Equity Income Fund         $1-$10,000


COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent members of the Fund board, for attending up to 30 meetings, received the following compensation:


Compensation Table


                                                  Total cash compensation from
                                                   American Express Funds and
Board member*                  Aggregate          Preferred Master Trust Group
                      compensation from the Fund      paid to Board member
Philip J. Carroll, Jr.         $  775**                  $      0
Livio D. DeSimone               1,406***                   31,683
Anne P. Jones                   1,356                     149,550
Stephen R. Lewis, Jr.           1,506****                 101,586
Alan K. Simpson                 1,150                     131,000
Alison Taunton-Rigby            1,400                     153,650

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of $775 from the Fund.

 *** Includes the deferred compensation in the amount of $1,100 from the Fund.

**** Includes the deferred compensation in the amount of $575 from the Fund.


As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

--------------------------------------------------------------------------------
40   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Principal Holders of Securities

As of 30 days prior to the date of this SAI, J. Haley Stephens and Lynne S. Kelly as Trustees of the Mary M. Stephens Irrevocable Trust, Calhoun, GA held 5.52% of Class C shares.

Independent Registered Public Accounting Firm

The financial statements contained in the Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Fund.


--------------------------------------------------------------------------------
41   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Appendix A

DESCRIPTION OF RATINGS


Standard & Poor's Long-Term Debt Ratings


A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o    Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

--------------------------------------------------------------------------------
42   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch's Long-Term Debt Ratings


Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

--------------------------------------------------------------------------------
43   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.


DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.


SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


B Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.


--------------------------------------------------------------------------------
44   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.


Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.


Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics:
     (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the Prime rating categories.

--------------------------------------------------------------------------------
45   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.


Moody's Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.


--------------------------------------------------------------------------------
46   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

Appendix B


INSURED FUND


Insurance

The Fund's entire portfolio of municipal obligations will at all times be fully insured as to the scheduled payment of all installments of principal and interest thereon, except as noted below. This insurance feature minimizes the risks to the Fund and its shareholders associated with any defaults in the municipal obligations owned by the Fund.

Each insured municipal obligation in the Fund's portfolio will be covered by either a mutual fund Portfolio Insurance Policy issued by Financial Guaranty Insurance Company (Financial Guaranty), MBIA Insurance Corporation (MBIA) or a comparable insurer or a New Issue Insurance Policy obtained by the issuer of the obligation at the time of its original issuance. If a municipal obligation is already covered by a New Issue Insurance Policy then the obligation is not required to be additionally insured under a Portfolio Insurance Policy. A New Issue Insurance Policy may have been written by Financial Guaranty or other insurers. Premiums are paid from the Fund's assets, and will reduce the current yield on its portfolio by the amount thereof. Currently, there are no issuers insured under a Portfolio Insurance Policy.

Both types of policies discussed above insure the scheduled payment of all principal and interest on the municipal obligations as they fall due. The insurance does not guarantee the market value of the municipal obligations nor the value of the shares of the Fund and, except as described above, has no effect on the net asset value or redemption price of the shares of the Fund. The insurance of principal refers to the face or par value of the municipal obligation, and is not affected by the price paid by the Fund or by the market value.

The Fund may purchase municipal obligations on which the payment of interest and principal is guaranteed by an agency or instrumentality of the U.S. government or which are rated Aaa, MIG-1 or Prime-1 by Moody's or AAA, A-1 or SP-1 by S&P, in either case without being required to insure the municipal obligations under the Portfolio Insurance Policy.

New Issue Insurance. The New Issue Insurance Policies, if any, have been obtained by the respective issuers or underwriters of the municipal obligations and all premiums respecting the securities have been paid in advance by the issuers or underwriters. The policies are noncancelable and will continue in force so long as the municipal obligations are outstanding and the respective insurers remain in business. Since New Issue Insurance remains in effect as long as the insured municipal obligations are outstanding, the insurance may have an effect on the resale value of municipal obligations so insured in the Fund's portfolio.

Therefore, New Issue Insurance may be considered to represent an element of market value in regard to municipal obligations thus insured, but the exact effect, if any, of this insurance on market value cannot be estimated. The Fund will acquire municipal obligations subject to New Issue Insurance Policies only where the insurer is rated Aaa by Moody's or AAA by S&P.

Portfolio Insurance. The Portfolio Insurance Policy to be obtained by the Fund from Financial Guaranty will be effective only so long as the Fund is in existence, the insurer is still in business, and the municipal obligations described in the Portfolio Insurance Policy continue to be held by the Fund. In the event of a sale of any municipal obligation by the Fund or payment prior to maturity, the Portfolio Insurance Policy terminates as to that municipal obligation. Currently, there are no issuers insured under a Portfolio Insurance Policy.

In determining whether to insure any municipal obligation, the insurer applies its own standards, which are not necessarily the same as the criteria used in regard to the selection of municipal obligations by the Fund's investment adviser. The insurer's decision is made prior to the Fund's purchase of the municipal obligations. Contracts to purchase municipal obligations are not covered by the Portfolio Insurance Policy although municipal obligations underlying the contracts are covered by this insurance upon their physical delivery to the Fund or its Custodian.

Secondary Market Insurance. The Fund may at any time purchase from MBIA, Financial Guaranty or a comparable insurer a secondary market insurance policy (Secondary Market Policy) on any municipal obligation currently covered by the Portfolio Insurance Policy. The coverage and obligation to pay monthly premiums under the Portfolio Insurance Policy would cease with the purchase by the Fund of a Secondary Market Policy.

--------------------------------------------------------------------------------
47   --   AXP SPECIAL TAX-EXEMPT SERIES TRUST -- AXP INSURED TAX-EXEMPT FUND

By purchasing a Secondary Market Policy, the Fund would, upon payment of a single premium, obtain insurance against nonpayment of scheduled principal and interest for the remaining term of the municipal obligation, regardless of whether the Fund then owned the obligation. This insurance coverage would be noncancelable and would continue in force so long as the municipal obligations so insured are outstanding. The purpose of acquiring such a Policy would be to enable the Fund to sell a municipal obligation to a third party as a Aaa/AAA rated insured obligation at a market price higher than what otherwise might be obtainable if the obligation were sold without the insurance coverage. This rating is not automatic, however, and must specifically be requested for each obligation. Any difference between the excess of an obligation's market value as a Aaa/AAA rated security over its market value without this rating and the single premium payment would inure to the Fund in determining the net capital gain or loss realized by the Fund upon the sale of the obligation.

Since the Fund has the right to purchase a Secondary Market Policy for an eligible municipal obligation even if the obligation is currently in default as to any payments by the issuer, the Fund would have the opportunity to sell the obligation rather than be obligated to hold it in its portfolio in order to continue the Portfolio Insurance Policy in force.

Because coverage under the Portfolio Insurance Policy terminates upon sale of a municipal obligation insured thereunder, the insurance does not have an effect on the resale value of the obligation. Therefore, it is the intention of the Fund to retain any insured municipal obligations which are in default or in significant risk of default, and to place a value on the insurance which will be equal to the difference between the market value of similar obligations which are not in default. Because of this policy, the Fund's investment manager may be unable to manage the Fund's portfolio to the extent that it holds defaulted municipal obligations, which may limit its ability in certain circumstances to purchase other municipal obligations. While a defaulted municipal obligation is held in the Fund's portfolio, the Fund continues to pay the insurance premium but also collects interest payments from the insurer and retains the right to collect the full amount of principal from the insurer when the municipal obligation comes due. This would not be applicable if the Fund elected to purchase a Secondary Market Policy discussed above with respect to a municipal obligation.

The following information regarding these insurers has been derived from information furnished by the insurers. The Fund has not independently verified any of the information, but the Fund is not aware of facts which would render such information inaccurate.

Financial Guaranty is a New York stock insurance company regulated by the New York State Department of Insurance and authorized to provide insurance in 50 states and the District of Columbia. Financial Guaranty is a subsidiary of FGIC Corporation, a Delaware holding company, which is a subsidiary of General Electric Capital Corporation. Financial Guaranty, in addition to providing insurance for the payment of interest on and principal of Municipal Bonds held in unit investment trust and mutual fund portfolios, provides New Issue Insurance and insurance for secondary market issues of Municipal Bonds and for portions of new and secondary market issues of Municipal Bonds. The claims-paying ability of Financial Guaranty is rated "AAA" by Standard & Poor's Ratings Services ("S&P) and Fitch Ratings. ("Fitch") and "Aaa" by Moody's Investor Service, Inc. ("Moody's") (collectively, the "Rating Agencies").

MBIA, formerly known as Municipal Bond Investors Assurance Corporation, is the principal operating subsidiary of MBIA Inc., a New York Stock Exchange listed company. MBIA is domiciled in the State of New York and licensed to do business in all 50 states and the District of Columbia, the Commonwealth of Puerto Rico, the Commonwealth of Northern Mariana Islands, the Virgin Islands of the United States and the Territory of Guam. The claims-paying ability of MBIA is rated "AAA" by S&P and Fitch and "Aaa" by Moody's.

Government Securities

The Fund may invest in securities guaranteed by an agency or instrumentality of the United States government. These agencies include Federal National Mortgage Association and Federal Housing Administration (FHA). In the case of a default on a FHA security, the outstanding balance is subject to an assignment fee and interest payments may be delayed. This will reduce the return to the Fund.



                                                              S-6327-20 Z (8/04)

Investments in Securities

AXP California Tax-Exempt Fund

June 30, 2004

(Percentages represent value of investments compared to net assets)

Municipal bonds (92.8%)
Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

ABAG Finance Authority for Nonprofit Corporations
  Certificates of Participation
  Natl Center for International Schools
  Series 1996
   05-01-26               7.38%             $2,200,000           $2,259,488
ABAG Finance Authority for Nonprofit Corporations
  Revenue Bonds
  San Diego Hospital Association
  Series 2001A
   08-15-20               6.13               1,000,000            1,034,600
Alhambra City Elementary School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon Series 1999A (FSA)
   09-01-22               5.95               1,055,000(e)           398,917
Anaheim Public Financing Authority
  Revenue Bonds
  Capital Appreciation Public Improvements
  Zero Coupon Series 1997C (FSA)
   09-01-25               5.61               2,170,000(e)           656,859
Anaheim Union High School District
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
   08-01-16               5.38               1,550,000            1,674,884
Beaumont Financing Authority
  Revenue Bonds
  Series 2000A
   09-01-32               7.38               1,955,000            2,059,182
Beverly Hills Public Financing Authority
  Revenue Bonds
  Capital Improvements
  Series 1998A
   06-01-23               5.00               3,000,000            2,997,630
California Educational Facilities Authority
  Revenue Bonds
  Keck Graduate Institute
  Series 2000
   06-01-20               6.63               1,490,000            1,597,146
California Educational Facilities Authority
  Revenue Bonds
  Stanford University
  Series 1997N
   12-01-27               5.20               1,000,000            1,005,730
California Educational Facilities Authority
  Revenue Bonds
  University of Southern California
  Series 2003A
   10-01-33               5.00               2,000,000            1,961,160
California Health Facilities Financing Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004G
   07-01-23               5.25               2,500,000            2,420,650
California Health Facilities Financing Authority
  Revenue Bonds
  Sutter Health
  Series 1999A (MBIA)
   08-15-28               5.35               2,500,000            2,529,150
California Infrastructure & Economic
  Development Bank
  Revenue Bonds
  American Center for Wine, Foods & Arts
  Series 1999 (ACA)
   12-01-19               5.70               2,500,000            2,535,900
California Infrastructure & Economic Development Bank
  Revenue Bonds
  Bay Area Toll Bridges
  1st Lien Series 2003A (FGIC)
   07-01-29               5.00               2,000,000            1,969,680

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
34   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

California Rural Home Mtge Finance Authority
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 1997A-2 (GNMA/FNMA/FHLMC) A.M.T.
   09-01-29               7.00%               $235,000             $238,278
California Rural Home Mtge Finance Authority
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 1998B-5 (FNMA/GNMA/FHLMC) A.M.T.
   12-01-29               6.35                 200,000              203,488
California State Department of Transportation
  Revenue Bonds
  Federal Highway Grant Anticipation Bonds
  Series 2004A (FGIC)
   02-01-12               5.00               2,000,000            2,164,980
California State Department of Water Resources
  Revenue Bonds
  Series 2002A (MBIA)
   05-01-09               5.25               3,200,000            3,498,656
   05-01-10               5.25               3,000,000            3,291,900
California Statewide Communities
  Development Authority
  Pre-refunded Certificates of Participation
  St. Joseph Health System Group
  Series 1994
   07-01-15               6.50               3,500,000            3,570,000
California Statewide Communities
  Development Authority
  Revenue Bonds
  Magnolia City Lights
  Series 1999X A.M.T.
   07-01-29               6.65               1,071,000              948,135
California Statewide Communities
  Development Authority
  Revenue Bonds
  Thomas Jefferson School of Law
  Series 2001
   10-01-31               7.75               2,500,000            2,631,025
Cerritos Public Financing Authority
  Tax Allocation Redevelopment Bonds
  Series 2002A (AMBAC)
   11-01-24               5.00               2,000,000            2,005,880
Commonwealth of Puerto Rico
  Unlimited General Obligation
  Refunding Bonds
  Public Improvement
  Series 2001A (XLCA)
   07-01-17               5.50               1,000,000(b)         1,117,200
Contra Costa County
  Revenue Bonds
  Cypress Meadows
  Series 1998E A.M.T.
   09-01-28               7.00               2,000,000(j)         1,742,160
County of Riverside
  Certificates of Participation
  Series 1998 (MBIA)
   12-01-21               5.00               1,530,000            1,562,482
County of San Diego
  Certificates of Participation
  Series 1993 Inverse Floater (AMBAC)
   09-01-07               9.62               3,200,000(f)         3,794,687
Desert Sands Unified School District
  Refunding Certificates of Participation
  Series 2003 (MBIA)
   03-01-17               5.25               1,135,000            1,204,837
Encinitas Union School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon Series 1996 (MBIA)
   08-01-15               5.85               2,500,000(e)         1,486,825
Fontana Unified School District
  Unlimited General Obligation Bonds
  Convertible Capital Appreciation
  Series1997D (FGIC)
   05-01-22               5.75               2,000,000            2,163,840
Fontana Unified School District
  Unlimited General Obligation
  Pre-refunded Bonds
  Series 1995C (FGIC)
   05-01-20               6.15               3,470,000            3,891,500

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
35   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

Golden State Tobacco Securitization
  Revenue Bonds
  Enhanced Asset-backed
  Series 2003B (FGIC)
   06-01-28               5.38%             $2,500,000           $2,518,725
Inglewood Redevelopment Agency
  Tax Allocation Refunding Bonds
  Merged Redevelopment
  Series 1998A (AMBAC)
   05-01-23               5.25               1,100,000            1,160,841
Intercommunity Hospital Financing Authority
  Certificates of Participation
  Series 1998 (ACA)
   11-01-19               5.25               1,250,000            1,236,663
La Palma Community Development Commission
  Tax Allocation Refunding Bonds
  La Palma Community Development
  1st Series 2001 (ACA)
   06-01-21               5.50               1,830,000            1,842,975
Lake Elsinore Public Financing Authority
  Revenue Bonds
  Series 1997F
   09-01-20               7.10               2,865,000            3,009,998
Lancaster Redevelopment Agency
  Tax Allocation Refunding Bonds
  Combined Redevelopment Areas
  Series 2003 (MBIA)
   08-01-17               5.13               1,840,000            1,974,854
Los Angeles County Public Works
  Financing Authority
  Revenue Bonds
  Multiple Capital Facilities
  Series 1997V-B (AMBAC)
   12-01-29               5.13               1,000,000            1,000,330
Los Angeles County Sanitation Districts
  Financing Authority
  Revenue Bonds
  Capital Project
  Series 2003A (FSA)
   10-01-13               5.00               2,000,000            2,169,880
Los Angeles Department of Airports
  Refunding Revenue Bonds
  Los Angeles Intl Airport
  Series 2003B (MBIA)
   05-15-08               5.00               2,000,000            2,160,560
Los Angeles Department of Water & Power
  Revenue Bonds
  Power System
  Series 2001A (FSA)
   07-01-18               5.25               2,000,000            2,104,920
Los Angeles Department of Water & Power
  Revenue Bonds
  Power System
  Series 2003B (FSA)
   07-01-16               5.13               1,460,000            1,550,520
   07-01-17               5.13               2,315,000            2,440,843
Los Angeles Harbor Department
  Revenue Bonds
  Series 1988 Escrowed to Maturity
   10-01-18               7.60               1,000,000            1,242,170
Los Angeles Harbor Department
  Revenue Bonds
  Series 1996B (MBIA) A.M.T.
   11-01-19               5.38               2,000,000            2,042,720
Los Angeles Unified School District
  Certificates of Participation
  Multiple Properties
  Series 2002B (FSA)
   10-01-06               5.00               1,000,000            1,064,800
   10-01-08               5.00               1,000,000            1,085,180
Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Series 1997A (FGIC)
   07-01-21               5.00               2,000,000            2,034,740
Menlo Park
  Unlimited General Obligation Bonds
  Series 2002
   08-01-32               5.30               1,900,000            1,916,739

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
36   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

Metropolitan Water District of Southern California
  Pre-refunded Revenue Bonds
  Series 1997A
   07-01-26               5.00%             $1,090,000           $1,182,040
   07-01-26               5.00               1,265,000            1,371,817
Metropolitan Water District of Southern California
  Un-refunded Revenue Bonds
  Series 1997A
   07-01-26               5.00                 645,000              636,563
Mountain View Los Altos Union High School District
  Unlimited General Obligation
  Pre-refunded Bonds
  Series 1995A
   08-01-15               5.75               1,200,000            1,277,508
Oxnard School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2001A (MBIA)
   08-01-30               5.75               2,575,000            2,783,652
Paramount Redevelopment Agency
  Tax Allocation Bonds
  Redevelopment Area #1
  1st Series 2003 (MBIA)
   08-01-15               5.00               2,000,000            2,113,980
Pittsburg Redevelopment Agency
  Tax Allocation Bonds
  Los Medanos Community Development
  Zero Coupon Series 1999 (AMBAC)
   08-01-24               6.05               2,100,000(e)           682,416
Port of Oakland
  Revenue Bonds
  Series 1997G (MBIA) A.M.T.
   11-01-25               5.38               3,080,000            3,109,229
Port of Oakland
  Revenue Bonds
  Series 2000K (FGIC) A.M.T.
   11-01-18               5.63               1,000,000            1,047,890
Redlands
  Refunding Bonds
  Certificates of Participation
  Series 2003 (AMBAC)
   09-01-12               5.00               1,100,000            1,192,785
Richmond Joint Powers Financing Authority
  Refunding Revenue Bonds
  Lease & Gas Tax
  Series 1995A
   05-15-13               5.25               2,000,000            1,922,160
Sacramento City Financing Authority
  Revenue Bonds
  City Hall Redevelopment
  Series 2002A (FSA)
   12-01-19               5.38               1,580,000            1,681,768
Sacramento Cogeneration Authority
  Pre-refunded Revenue Bonds
  Procter & Gamble
  Series 1995
   07-01-10               6.38                 500,000              533,625
Sacramento Municipal Utility District
  Refunding Revenue Bonds
  Series 2003S (FSA)
   11-15-10               5.00               2,500,000            2,735,750
San Bernardino Joint Powers Financing Authority
  Tax Allocation Refunding Bonds
  Series 2002
   04-01-26               6.63               2,000,000            2,031,980
San Diego Public Water Facilities
  Financing Authority
  Revenue Bonds
  Series 2002 (MBIA)
   08-01-26               5.00               2,500,000            2,483,550
San Francisco Bay Area Rapid Transit District
  Revenue Bonds
  Series 2001 (AMBAC)
   07-01-36               5.13               2,000,000            1,980,380

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
37   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

San Francisco City & County Airports Commission
  Refunding Revenue Bonds
  2nd Series 2001-27B (FGIC)
   05-01-16               5.25%             $2,170,000           $2,291,824
San Francisco State Building Authority
  Revenue Bonds
  San Francisco Civic Center Complex
  Series 1996A (AMBAC)
   12-01-16               5.25               2,000,000            2,141,240
San Jose Financing Authority
  Revenue Bonds
  Civic Center
  Series 2002B (AMBAC)
   06-01-37               5.00               3,000,000            2,915,850
San Jose Redevelopment Agency
  Pre-refunded Tax Allocation Bonds
  Series 1993 Inverse Floater (MBIA)
   08-01-14               9.02               3,000,000(f)         3,136,260
San Juan Unified School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon Series 1999 (FSA)
   08-01-21               5.68                 820,000(e)           332,428
   08-01-24               5.70               1,810,000(e)           599,762
San Mateo Country Community College District
  Unlimited General Obligation Bonds
  Election of 2001
  Series 2002A (FGIC)
   09-01-18               5.38               1,000,000            1,068,410
San Ramon
  Certificates of Participation
  Refunding Bonds
  Series 2001 (AMBAC)
   03-01-21               5.00               1,835,000            1,874,746
Santa Clara Valley Transportation Authority
  Revenue Bonds Measure A
  Series 2004 (AMBAC)
   04-01-36               5.50               1,500,000(g)         1,603,425
Santa Maria Joint Union High School District
  Unlimited General Obligation Bonds
  Election of 2000
  Series 2003B (FSA)
   08-01-27               5.00               3,000,000            2,967,780
South Tahoe Joint Powers Financing Authority
  Refunding Revenue Bonds
  Redevelopment Area #1
  1st Series 1995B
   10-01-20               6.25               2,700,000            2,822,769
Southern California Public Power Authority
  Revenue Bonds
  Series 1992
   07-01-12               6.00                 100,000              100,291
State of California
  Unlimited General Obligation Bonds
  Series 2000
   05-01-19               5.63               3,000,000            3,187,140
   10-01-25               5.38               2,500,000            2,523,675
State of California
  Unlimited General Obligation Bonds
  Series 2001
   06-01-11               5.50               2,825,000            3,108,743
   03-01-31               5.13               2,500,000            2,438,100
   06-01-31               5.13               2,500,000            2,437,200
State of California
  Unlimited General Obligation Bonds
  Series 2002
   02-01-15               6.00               1,000,000            1,132,790
State of California
  Unlimited General Obligation Bonds
  Series 2003
   02-01-10               5.00               1,000,000            1,070,890
   02-01-21               5.25               2,500,000            2,563,925
   02-01-29               5.25               2,500,000            2,489,925
State of California
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   02-01-31               5.00               2,000,000            1,958,800

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
38   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

State of California
  Unlimited General Obligation Bonds
  Series 2004
   04-01-34               5.25%             $2,200,000           $2,180,684
State of California
  Unlimited General Obligation Bonds
  Series 2004A
   01-01-11               5.25               5,000,000            5,476,249
State of California
  Unlimited General Obligation Bonds
  Series 2004B
   07-01-23               5.00               2,500,000(g)         2,694,325
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-22               5.00               2,000,000            2,004,760
   11-01-23               5.13               2,000,000            2,012,840
   11-01-24               5.13               2,000,000            2,002,500
State of California
  Unlimited General Obligation Bonds
  Veterans
  Series 2000B A.M.T.
   12-01-12               4.95               2,250,000            2,280,735
   12-01-13               5.05               1,435,000            1,458,118
   12-01-14               5.15               2,535,000            2,582,024
State of California
  Unlimited General Obligation
  Refunding Bonds
  Series 2002
   02-01-30               5.25               2,500,000            2,486,325
State Public Works Board
  Department of General Services
  Capital East End Revenue Bonds
  Series 2002A
   12-01-06               5.00               1,000,000            1,059,130
Stockton
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 1990A
  (GNMA/FNMA/FHLMC) A.M.T.
   02-01-23               7.50                  40,000               42,592
University of California
  Revenue Bonds
  Multiple Purpose
  Series 2000K (FGIC)
   09-01-20               5.00               1,830,000            1,870,388
University of California
  Revenue Bonds
  Multiple Purpose
  Series 2003Q (FSA)
   09-01-18               5.00               2,000,000            2,078,740
West Contra Costa Unified School District
  Unlimited General Obligation Bonds
  Election of 2000
  Series 2003C (FGIC)
   08-01-06               3.00               1,985,000            2,026,248
   08-01-12               4.00               1,000,000            1,014,600
Western Hills Water District
  Special Tax Bonds
  Diablo Grande Community Facilities #1
  1st Series 2001
   09-01-31               6.88               1,000,000            1,031,430
Whittier Union High School District
  Unlimited General Obligation Bonds
  Election of 1999
  Series 2003D (FSA)
   08-01-28               5.00               2,615,000            2,564,949
Total municipal bonds

(Cost: $200,971,255)                                           $203,574,010

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
39   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP California Tax-Exempt Fund

Municipal notes (5.9%)
Issue(c,d,h,i)          Effective              Amount              Value(a)
                          yield              payable at
                                              maturity

Abag Finance Authority for Nonprofit Corporations
  Revenue Bonds
  (Jewish Community Center)
  V.R.D.N. Series 2002
  (Allied Irish Bank/Bank of New York)
   11-15-31               1.05%               $800,000             $800,000
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.N. Series 2003U (Dexia Credit Local) (FSA) A.M.T.
   02-01-31               1.00               2,800,000            2,800,000
   02-01-32               1.00                 200,000              200,000
   02-01-32               1.00               1,100,000            1,100,000
California Infrastructure & Economic
  Development Bank
  Revenue Bonds
  (Rand Corporation)
  V.R.D.N. Series 2002B (AMBAC)
  (J.P. Morgan Chase Bank)
   04-01-42               1.03               1,500,000            1,500,000
California State Department of Water Resources
  Revenue Bonds
  V.R.D.N. Series 2002B-2 (BNP Paribas)
   05-01-22               1.00               1,350,000            1,350,000
California State Department of Water Resources
  Revenue Bonds
  V.R.D.N. Series 2002B-4 (Bayerische Landesbank)
   05-01-22               1.03                 500,000              500,000
Irvine Ranch Water District
  Revenue Bonds
  V.R.D.N. Series 1985
  (Landesbank Hessen-Thuringen Girozentrale)
   10-01-05               1.03                 800,000              800,000
Irvine Unified School District
  Special Tax Bonds
  Community Facilities District #3-1
  V.R.D.N. Series 2004-1 (State Street Bank)
   09-01-39               1.02               2,700,000            2,700,000
State of California
  Unlimited General Obligation Bonds
  V.R.D.N. Series 2003A-2 (Westdeutsche Landesbank/J.P. Morgan
  Chase Bank)
   05-01-33               1.03               1,200,000            1,200,000

Total municipal notes
(Cost: $12,950,000)                                             $12,950,000

Total investments in securities
(Cost: $213,921,255)(k)                                        $216,524,010

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
40   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP California Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 0.5% of net assets as of June 30, 2004.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA        --    ACA Financial Guaranty Corporation

     AMBAC      --    American Municipal Bond Association Corporation

     BIG        --    Bond Investors Guarantee

     CGIC       --    Capital Guaranty Insurance Company

     FGIC       --    Financial Guaranty Insurance Company

     FHA        --    Federal Housing Authority

     FNMA       --    Federal National Mortgage Association

     FHLMC      --    Federal Home Loan Mortgage Corporation

     FSA        --    Financial Security Assurance

     GNMA       --    Government National Mortgage Association

     MBIA       --    MBIA Insurance Corporation

     XLCA       --    XL Capital Assurance

(d)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.     --    Alternative Minimum Tax -- As of June 30, 2004, the
                      value of securities subject to alternative minimum tax represented 9.0% of net assets.

     B.A.N.     --    Bond Anticipation Note

     C.P.       --    Commercial Paper

     R.A.N.     --    Revenue Anticipation Note

     T.A.N.     --    Tax Anticipation Note

     T.R.A.N.   --    Tax & Revenue Anticipation Note

     V.R.       --    Variable Rate

     V.R.D.B.   --    Variable Rate Demand Bond

     V.R.D.N.   --    Variable Rate Demand Note

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2004. As of June 30, 2004, the value of inverse floaters represented 3.2% of net assets.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2004.

(h) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(i) Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2004.

(j) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(k) At June 30, 2004, the cost of securities for federal income tax purposes was $213,895,090 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $ 4,970,732
     Unrealized depreciation                                         (2,341,812)
                                                                     ----------
     Net unrealized appreciation                                    $ 2,628,920
                                                                    -----------

--------------------------------------------------------------------------------
41   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Investments in Securities

AXP Massachusetts Tax-Exempt Fund

June 30, 2004

(Percentages represent value of investments compared to net assets)

Municipal bonds (96.4%)
Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(d,e)

Boston Metropolitan District
  Unlimited General Obligation
  Refunding Bonds Series 2002A
   12-01-11               5.13%             $2,050,000           $2,243,356
City of Boston
  Unlimited General Obligation
  Refunding Bonds
  Series 2003A (MBIA)
   02-01-07               2.63               2,185,000            2,186,333
   02-01-23               5.00               1,000,000            1,010,530
City of Springfield
  Limited General Obligation Bonds
  State Qualified
  Series 2003 (MBIA)
   01-15-20               5.25               1,405,000            1,481,221
Commonwealth of Massachusetts
  Limited General Obligation
  Consolidated Loan
  Series 2002E
   01-01-10               5.50               3,000,000            3,304,380
Commonwealth of Massachusetts
  Limited General Obligation
  Pre-refunded Bonds
  Consolidated Loan
  Series 2002A (FGIC)
   01-01-14               5.00               2,500,000            2,689,900
Commonwealth of Massachusetts
  Limited General Obligation
  Pre-refunded Bonds
  Consolidated Loan
  Series 2002C
   11-01-30               5.25               2,000,000            2,181,240
Commonwealth of Massachusetts
  Limited General Obligation
  Refunding Bonds
  Series 2002B
   02-01-06               5.00               2,000,000            2,089,060
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidated Loan
  Series 2002C (FSA)
   11-01-15               5.50               2,500,000            2,782,350
Commonwealth of Massachusetts
  Limited General Obligation Refunding Bonds
  Series 1997A (AMBAC)
   08-01-10               5.75               2,185,000            2,459,108
Commonwealth of Massachusetts
  Revenue Bonds
  Grant Anticipation Notes
  Series 1998A (FSA)
   06-15-09               5.25               1,500,000            1,644,690
Commonwealth of Massachusetts
  Special Obligation Bonds
  Refunding Notes
  Federal Highway Grant Anticipation
  Series 2003A (FSA)
   12-15-14               5.00               1,000,000            1,064,050
Commonwealth of Massachusetts
  Unlimited General Obligation
  Pre-refunded Bonds
  Consolidated Loan
  Series 2003D
   10-01-22               5.25               1,000,000            1,090,830

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
42   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(d,e)

Freetown Lakeville Regional School District
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   01-01-13               5.00%             $1,865,000           $2,008,269
Massachusetts Bay Transportation Authority
  Refunding Revenue Bonds
  Series 1992B
   03-01-16               6.20               1,500,000            1,732,950
Massachusetts Development Finance Agency
  Revenue Bonds
  Boston Biomedical Research
  Series 1999
   02-01-29               5.75               1,000,000              960,580
Massachusetts Development Finance Agency
  Revenue Bonds
  Boston University
  Series 1999P
   05-15-29               6.00               1,400,000            1,484,490
Massachusetts Development Finance Agency
  Revenue Bonds
  Briarwood
  Series 2001B
   12-01-30               8.25                 750,000              782,850
Massachusetts Development Finance Agency
  Revenue Bonds
  Devens Electric System
  Series 2001
   12-01-30               6.00               1,000,000            1,016,740
Massachusetts Development Finance Agency
  Revenue Bonds
  Massachusetts College of Pharmacy
  Series 1999B
   07-01-20               6.63               1,000,000            1,064,190
Massachusetts Development Finance Agency
  Revenue Bonds
  May Institute Issue Series 1999
  (Radian Group Financial Guaranty)
   09-01-29               5.75               1,000,000            1,012,700
Massachusetts Development Finance Agency
  Revenue Bonds
  SeMass System Series
  2001B (MBIA) A.M.T.
   01-01-05               5.00               2,000,000            2,033,960
Massachusetts Development Finance Agency
  Revenue Bonds 1st Mortgage
  Berkshire Retirement Community
  Series 1999
   07-01-29               5.63               1,250,000            1,163,650
Massachusetts Education Loan Authority
  Revenue Bonds
  Issue E Series 1994B (AMBAC) A.M.T.
   01-01-12               6.00                 380,000              388,303
Massachusetts Health & Educational
  Facilities Authority
  Revenue Bonds
  Boston College
  Series 2003N
   06-01-06               4.00               1,000,000            1,032,400
   06-01-21               5.25               1,000,000            1,040,560
Massachusetts Health & Educational
  Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2002FF
   07-15-37               5.13               3,000,000            2,997,180
Massachusetts Health & Educational
  Facilities Authority
  Revenue Bonds
  Holyoke Hospital Issue
  Series 1994B
   07-01-15               6.50               1,000,000            1,003,110
Massachusetts Health & Educational
  Facilities Authority
  Revenue Bonds
  Massachusetts Institute of Technology
  Series 2003L
   07-01-13               5.00               1,000,000            1,081,460
   07-01-18               5.00               1,000,000            1,063,070

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
43   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(d,e)

Massachusetts Health & Educational
  Facilities Authority
  Revenue Bonds
  Massachusetts Institute of Technology
  Series 2004M
   07-01-25               5.25%             $1,000,000           $1,049,690
Massachusetts Health & Educational
  Facilities Authority
  Revenue Bonds
  New England Medical Center
  Series 2002H (FGIC)
   05-15-08               5.00               1,655,000            1,773,448
Massachusetts Health & Educational
  Facilities Authority
  Revenue Bonds
  North Adams Regional Hospital
  Series 1996C
   07-01-18               6.63               1,000,000              964,380
Massachusetts Health & Educational
  Facilities Authority
  Revenue Bonds
  Williams College
  Series 2003H
   07-01-33               5.00               1,750,000            1,711,080
Massachusetts Housing Finance Agency
  Revenue Bonds
  Single Family V.R.
  Series 2003-98 A.M.T.
   06-01-23               4.88                 985,000              935,346
Massachusetts Municipal Wholesale Electric
  Pre-refunded Revenue Bonds
  Series 1994B (MBIA)
   07-01-11               4.75               1,750,000            1,785,000
Massachusetts Municipal Wholesale Electric
  Revenue Bonds
  Nuclear Project #5
  Series 2001A (MBIA)
   07-01-10               5.00               1,000,000            1,076,320
Massachusetts State College Building Authority
  Revenue Bonds
  Series 2003B (XLCA)
   05-01-07               5.00               1,080,000            1,146,355
   05-01-08               5.00               1,130,000            1,208,829
Massachusetts State Industrial Finance Agency
  Revenue Bonds
  Marina Bay LLC Project
  Series 1997 A.M.T.
   12-01-27               7.50               1,000,000            1,003,940
Massachusetts State Industrial Finance Agency
  Revenue Bonds
  Tufts University
  Series 1998H (MBIA)
   02-15-28               4.75               1,000,000              943,110
Massachusetts State Port Authority
  Revenue Bonds
  Series 2003A (MBIA)
   07-01-18               5.00               1,000,000            1,031,630
Massachusetts State Water Pollution Abatement
  Revenue Bonds
  Pool Program Bonds
  Series 2002-8
   08-01-20               5.00               1,500,000            1,548,360
Massachusetts State Water Resources Authority
  Refunding Revenue Bonds
  Series 1998B (FSA)
   08-01-11               5.50               1,930,000            2,145,697
Massachusetts State Water Resources Authority
  Revenue Bonds
  Series 1992A (FGIC)
   07-15-19               6.50               2,000,000            2,369,620
Massachusetts State Water Resources Authority
  Revenue Bonds
  Series 2004D (MBIA)
   08-01-27               4.75               1,000,000              952,870
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13               1,000,000(c)         1,073,800

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
44   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(d,e)

Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 2002A Inverse Floater
  (MBIA)
   07-01-17               9.87%             $1,500,000(b,c)      $1,851,600
Southeastern Massachusetts
  University Building Authority
  Refunding Revenue Bonds
  Series 1995A (AMBAC)
   05-01-16               5.75               1,250,000            1,317,238
University of Massachusetts Building Authority
  Refunding Revenue Bonds
  Series 1976 Escrowed to Maturity
   05-01-11               7.50                  65,000               74,671
University of Massachusetts Building Authority
  Refunding Revenue Bonds
  Series 2003 (AMBAC)
   11-01-21               5.25               1,000,000            1,043,640
Westfield
  Limited General Obligation
  Refunding Bonds
  Series 2003 (MBIA)
   09-01-12               5.00               1,000,000            1,082,160
   09-01-17               5.00                 940,000              983,776
Worcester Massachusetts
  Limited General Obligation Bonds
                               Series 2001A (FGIC)
   08-15-12               5.50               1,400,000            1,542,478
Total municipal bonds
(Cost: $78,541,731)                                             $78,708,548

Municipal notes (1.9%)
Issue(d,e,f,g)          Effective              Amount              Value(a)
                          yield              payable at
                                              maturity

Massachusetts Health & Educational
  Facilities Authority
  Revenue Bonds V.R. (Capital Asset Program)
  Series 1985D (State Street Bank & Trust) (MBIA)
   01-01-35               1.06%               $200,000             $200,000
Massachusetts Health & Educational
  Facilities Authority
  Revenue Bonds V.R. (Capital Asset Program)
  Series 1985E (Fleet National Bank)
   01-01-35               1.08               1,360,000            1,360,000

Total municipal notes
(Cost: $1,560,000)                                               $1,560,000

Total investments in securities
(Cost: $80,101,731)(h)                                          $80,268,548

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
45   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. As of June 30, 2004, the value of inverse floaters represented 2.3% of net assets.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.6% of net assets as of June 30, 2004.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA        --    ACA Financial Guaranty Corporation

     AMBAC      --    American Municipal Bond Association Corporation

     BIG        --    Bond Investors Guarantee

     CGIC       --    Capital Guaranty Insurance Company

     FGIC       --    Financial Guaranty Insurance Company

     FHA        --    Federal Housing Authority

     FNMA       --    Federal National Mortgage Association

     FHLMC      --    Federal Home Loan Mortgage Corporation

     FSA        --    Financial Security Assurance

     GNMA       --    Government National Mortgage Association

     MBIA       --    MBIA Insurance Corporation

     XLCA       --    XL Capital Assurance

(e)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.     --    Alternative Minimum Tax -- As of June 30, 2004, the
                      value of securities subject to alternative minimum tax represented 5.3% of net assets.

     B.A.N.     --    Bond Anticipation Note

     C.P.       --    Commercial Paper

     R.A.N.     --    Revenue Anticipation Note

     T.A.N.     --    Tax Anticipation Note

     T.R.A.N.   --    Tax & Revenue Anticipation Note

     V.R.       --    Variable Rate

     V.R.D.B.   --    Variable Rate Demand Bond

     V.R.D.N.   --    Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2004.

(g) Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2004.

(h) At June 30, 2004, the cost of securities for federal income tax purposes was $80,007,837 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                 $ 1,480,425
     Unrealized depreciation                                  (1,219,714)
                                                              ----------
     Net unrealized appreciation                             $   260,711
                                                             -----------

--------------------------------------------------------------------------------
46   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Investments in Securities

AXP Michigan Tax-Exempt Fund

June 30, 2004

(Percentages represent value of investments compared to net assets)

Municipal bonds (98.4%)
Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(d,e)

Allegan Hospital Finance Authority
  Refunding Revenue Bonds
  Allegan General Hospital Series 1999
   11-15-21               7.00%             $1,000,000           $1,006,510
Allen Park Public School District
  Unlimited General Obligation Bonds
  School Building & Site Series 2003
  (Qualified School Bond Loan Fund)
   05-01-12               5.00               1,000,000            1,082,030
   05-01-18               5.00               1,000,000            1,041,410
Anchor Bay School District
  Unlimited General Obligation Bonds
  School Building & Site Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29               5.00               1,000,000              990,250
Chippewa Valley Schools
  Unlimited General Obligation
  Refunding Bonds
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-21               5.00                 745,000              763,796
Concord Academy/Boyne
  Certificates of Participation
  Series 1998
   10-01-19               7.00               1,000,000              957,630
Detroit
  Pre-refunded Revenue Bonds
  Second Lien Series 1995A
  (MBIA)
   07-01-25               5.50               1,500,000            1,572,525
Detroit
  Pre-refunded Revenue Bonds
  Series 1997A (MBIA)
   07-01-20               5.50               1,050,000            1,148,249
Detroit
  Revenue Bonds
  Senior Lien Series 2003A (MBIA)
   07-01-34               5.00               1,375,000            1,348,119
Detroit
  Revenue Bonds
  Series 2003B (MBIA)
   07-01-32               5.25               1,500,000            1,517,400
Detroit
  Unlimited General Obligation Bonds
  Series 2001A-1 (MBIA)
   04-01-15               5.38               1,000,000            1,083,690
Detroit
  Unlimited General Obligation
  Pre-refunded Bonds
  Series 1995A
   04-01-15               6.80               1,000,000            1,050,040
Detroit City School District
  Unlimited General Obligation Bonds
  School Building & Site Improvements
  Series 2003B (FGIC)
   05-01-11               5.25               1,000,000            1,099,590
Eastern Michigan University
  Refunding Revenue Bonds
  Series 2003A (FGIC)
   06-01-28               5.00               1,000,000              980,910
Genesee County
  Limited General Obligation Bonds
  Sewer Disposal System #3 Series 1996A
  (AMBAC)
   04-01-15               5.40               1,000,000            1,068,800
Goodrich Area School District
  Unlimited General Obligation Bonds
  Series 2003B
  (Qualified School Bond Loan Fund)
   05-01-27               5.00               1,000,000              994,630

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
47   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(d,e)

Grand Rapids Building Authority
  Revenue Bonds
  Series 2002A (AMBAC)
   10-01-17               5.50%             $1,270,000           $1,389,685
Howell Public Schools
  Unlimited General Obligation Bonds
  School Building & Site Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29               5.00               1,000,000              990,250
Hudsonville Public Schools
  Unlimited General Obligation
  Refunding Bonds Series 1997 (FGIC)
   05-01-27               5.15               1,000,000            1,002,330
Jackson
  Limited General Obligation Bonds
  Capital Appreciation
  Downtown Development Zero Coupon
  Series 2001 (FSA)
   06-01-21               5.58               1,450,000(b)           615,134
L'Anse Creuse Public Schools
  Unlimited General Obligation
  Refunding Bonds
  Building & Site Series 2003
  (Qualified School Bond Loan Fund)
   05-01-11               4.00               1,000,000            1,022,710
Lakeshore Public Schools
  Unlimited General Obligation
  Refunding Bonds Series 2000
  (Qualified School Bond Loan Fund)
   05-01-09               5.00               1,400,000            1,510,558
Lansing Community College
  Limited General Obligation Bonds
  Series 2002 (FGIC)
   05-01-12               5.00               1,000,000            1,081,330
Lawton Community Schools
  Unlimited General Obligation Bonds
  Series 2001
  (Qualified School Bond Loan Fund)
   05-01-31               5.00               1,000,000              981,280
Lincoln Park School District
  Unlimited General Obligation
  Pre-refunded Bonds
  Series 1996 (FGIC)
   05-01-26               5.90               1,000,000            1,078,770
Manchester Community Schools
  Unlimited General Obligation
  Refunding Bonds
  Building & Site Series 2001
  (Qualified School Bond Loan Fund)
   05-01-26               5.00               1,400,000            1,399,748
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water State Revolving Fund
  Series 2002
   10-01-07               5.25               1,000,000            1,078,790
   10-01-20               5.38               2,000,000            2,115,280
   10-01-21               5.38               1,000,000            1,052,010
Michigan Public Power Agency
  Refunding Revenue Bonds
  Belle River Series 2002A
  (MBIA)
   01-01-09               5.25               2,000,000            2,170,179
Michigan State Building Authority
  Revenue Bonds
  Facilities Program Series 2000I
   10-15-16               5.25               1,000,000            1,064,020
Michigan State Building Authority
  Revenue Bonds
  Facilities Program Series 2001I
   10-15-08               5.50               1,500,000            1,645,560
Michigan State Building Authority
  Revenue Bonds
  State Police Communications System
  Series 2002 Escrowed to Maturity
   10-01-07               4.00               1,000,000            1,043,150
Michigan State Hospital Finance Authority
  Revenue Bonds
  Oakwood Obligated Group Series 2003
   11-01-18               5.50               1,000,000            1,028,670

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
48   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(d,e)

Michigan State South Central Power Agency
  Refunding Revenue Bonds
  Series 2002 (AMBAC)
   11-01-10               5.00%             $2,000,000           $2,162,619
Michigan Strategic Fund
  Refunding Revenue Bonds
  Detroit Edison Series 1990BB
  (MBIA)
   07-15-08               7.00               1,000,000            1,143,620
Michigan Strategic Fund
  Refunding Revenue Bonds
  Oxford Institute Series 1987A
  Escrowed to Maturity
   08-15-05               7.88                  50,000               51,722
Plymouth-Canton Community School District
  Unlimited General Obligation
  Refunding Bonds Series 2003
  (Qualified School Bond Loan Fund)
   05-01-15               5.25                 600,000              653,094
Pontiac Tax Increment Finance Authority
  Refunding Revenue Bonds
  Development Area #2
  Series 2002 (ACA)
   06-01-22               5.63               1,000,000            1,013,720
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13               1,000,000(c)         1,073,800
Puerto Rico Public Buildings Authority
  Refunding Revenue Bonds
  Government Facilities
  Series 2002C (XLCA)
   07-01-13               5.50               1,000,000(c)         1,121,470
Redford Township
  Limited General Obligation
  Pre-refunded Bonds
  Series 1995 (MBIA)
   04-01-16               5.25               1,450,000            1,529,721
Saline Area Schools
  Unlimited General Obligation Bonds
  Series 2000A
  (Qualified School Bond Loan Fund)
   05-01-09               4.75               1,000,000            1,067,890
South Lyon Community Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003 (FGIC)
   05-01-28               5.00               1,000,000              987,700
Southfield Public Schools
  Unlimited General Obligation Bonds
  School Building & Site Series 2003A
  (Qualified School Bond Loan Fund)
   05-01-22               5.25               1,025,000            1,076,055
State of Michigan
  Unlimited General Obligation Bonds
  Environmental Programs
  Series 2003A
   05-01-10               5.00               1,000,000            1,083,640
Summit Academy
  Certificates of Participation
  Series 1998
   08-01-18               7.00               1,110,000            1,064,779
Summit Academy North Public School Academy
  Certificates of Participation
  Series 2001
   07-01-30               7.38                 750,000              775,358
Van Buren Township Downtown Development Authority
  Tax Allocation Bonds
  Series 1994
   10-01-16               8.40                 945,000              969,957
Warren Consolidated School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003 (FGIC)
   05-01-13               5.00                 875,000              943,075
Waverly Community School
  Unlimited General Obligation Bonds
                               Series 2000 (FGIC)
   05-01-17               5.25               1,000,000            1,059,290

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
49   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(d,e)

Wayne State University
  Revenue Bonds
  Series 1999 (FGIC)
   11-15-19               5.25%             $1,000,000           $1,050,490
Western Michigan University
  Refunding Revenue Bonds
  Series 2003 (MBIA)
   11-15-23               4.25               1,000,000              901,680
Western Townships Utilities Authority
  Limited General Obligation Bonds
  Series 2002 (FGIC)
   01-01-08               5.00               1,500,000            1,601,160
Williamston Community School District
  Unlimited General Obligation Bonds
  Series 1996 (MBIA)
   05-01-25               5.50               1,000,000            1,077,790
Wyandotte City School District
  Unlimited General Obligation
  Refunding Bonds
  Building & Site Series 2002
  (Qualified School Bond Loan Fund)
   05-01-14               5.38               1,250,000            1,365,438

Total municipal bonds
(Cost: $63,092,198)                                             $63,749,101

Municipal note (0.9%)
Issue(d,e,f,g)          Effective              Amount              Value(a)
                          yield              payable at
                                              maturity

Detroit Sewage Disposal System
  Senior Lien Revenue Bonds
  V.R.D.B Series 2003B (Dexia Credit Local) FSA
   07-01-33               1.06%               $600,000             $600,000

Total municipal note
(Cost: $600,000)                                                   $600,000

Total investments in securities
(Cost: $63,692,198)(h)                                          $64,349,101

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
50   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.4% of net assets as of June 30, 2004.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA        --    ACA Financial Guaranty Corporation

     AMBAC      --    American Municipal Bond Association Corporation

     BIG        --    Bond Investors Guarantee

     CGIC       --    Capital Guaranty Insurance Company

     FGIC       --    Financial Guaranty Insurance Company

     FHA        --    Federal Housing Authority

     FNMA       --    Federal National Mortgage Association

     FHLMC      --    Federal Home Loan Mortgage Corporation

     FSA        --    Financial Security Assurance

     GNMA       --    Government National Mortgage Association

     MBIA       --    MBIA Insurance Corporation

     XLCA       --    XL Capital Assurance

(e) The following abbreviations may be used in the portfolio descriptions:

     B.A.N.     --    Bond Anticipation Note

     C.P.       --    Commercial Paper

     R.A.N.     --    Revenue Anticipation Note

     T.A.N.     --    Tax Anticipation Note

     T.R.A.N.   --    Tax & Revenue Anticipation Note

     V.R.       --    Variable Rate

     V.R.D.B.   --    Variable Rate Demand Bond

     V.R.D.N.   --    Variable Rate Demand Note

(f) Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2004.

(g) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(h) At June 30, 2004, the cost of securities for federal income tax purposes was $63,692,198 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                  $1,244,343
     Unrealized depreciation                                    (587,440)
                                                                --------
     Net unrealized appreciation                              $  656,903
                                                              ----------

--------------------------------------------------------------------------------
51   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Investments in Securities

AXP Minnesota Tax-Exempt Fund

June 30, 2004

(Percentages represent value of investments compared to net assets)

Municipal bonds (94.8%)
Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

Anoka County Housing & Redevelopment Authority
  Revenue Bonds
  Epiphany Assisted Living LLC
  Series 1999
   12-01-29               7.40%             $3,560,000           $3,210,123
Anoka County Housing & Redevelopment Authority
  Unlimited General Obligation Bonds
  Housing Development
  Series 2004 (AMBAC)
   02-01-34               5.00               1,355,000            1,350,800
Anoka-Hennepin Independent School District #11
  Unlimited General Obligation Bonds
  School District Credit Enhancement Program
  Series 2001A (MBIA)
   02-01-09               5.00               1,040,000            1,119,508
   02-01-10               5.00               1,000,000            1,078,760
   02-01-13               5.00               4,175,000            4,438,526
   02-01-15               5.00               1,990,000            2,090,853
   02-01-16               5.00               2,000,000            2,086,140
Austin Housing & Redevelopment Authority
  Revenue Bonds
  Courtyard Residence
  Series 2000A
   01-01-32               7.25               2,000,000            2,089,780
Bloomington Independent School District #271
  Unlimited General Obligation Bonds
  Series 1999B
   02-01-15               5.00               1,500,000            1,575,375
Bloomington Independent School District #271
  Unlimited General Obligation Bonds
  Series 2001A (FSA)
   02-01-24               5.13               2,000,000            2,035,740
Buffalo Independent School District #877
  Unlimited General Obligation
  Refunding Bonds
  Series 1999 (MBIA)
   02-01-18               4.80               1,710,000            1,739,395
Carlton
  Revenue Bonds
  Inter-Faith Social Services
  Series 2000
   04-01-29               7.75               2,000,000            2,075,860
Centennial Independent School District #12
  Unlimited General Obligation
  Refunding Bonds
  Series 2002B (FSA)
   02-01-05               4.00               1,445,000            1,466,386
City of Brooklyn Center
  Refunding Revenue Bonds
  Four Courts Apartments
  Series 1995B A.M.T.
   06-15-09               7.58               2,110,000            2,090,672
City of Chaska
  Unlimited General Obligation
  Refunding Bonds
  Tax Increment
  Series 2003B (AMBAC)
   12-01-05               3.00               3,125,000            3,171,906
   12-01-06               3.00               1,245,000            1,265,244
City of Minneapolis
  Revenue Bonds
  Fairview Health Services
  Series 2002B (MBIA)
   05-15-14               5.50               2,050,000            2,285,586
   05-15-15               5.50               2,160,000            2,380,406
   05-15-16               5.50               2,200,000            2,408,934
   05-15-17               5.50               1,295,000            1,410,708
City of Minneapolis
  Unlimited General Obligation Bonds
  Convention Center
  Series 2002
   12-01-12               5.00               1,500,000            1,611,885

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
52 --- AXP STATE TAX-EXEMPT FUNDS --- 2004 ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

City of Minneapolis
  Unlimited General Obligation Bonds
  Convention Center
  Series 2002A
   12-01-07               5.00%             $3,670,000           $3,938,864
   12-01-08               5.00               4,315,000            4,653,684
City of Minneapolis
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2001
   12-01-11               5.00               3,035,000            3,292,732
City of Rochester
  Revenue Bonds
  Wedum Shorewood Campus
  Series 1999
   06-01-36               6.60               1,000,000              934,590
City of Sartell
  Revenue Bonds
  Foundation for Health Care
  Series 1999A
   09-01-29               6.63               2,500,000            2,371,925
City of Sartell
  Revenue Bonds
  Foundation for Health Care
  Series 2001A
   09-01-30               8.00               1,000,000            1,041,460
City of St. Paul
  Refunding Revenue Bonds
  Series 2003D (AMBAC)
   12-01-08               4.00               3,500,000            3,630,095
City of St. Paul
  Unlimited General Obligation Bonds
  Capital Improvement
  Series 2003A
   03-01-08               3.50               1,850,000            1,887,518
   03-01-09               3.50               1,875,000            1,899,994
Commonwealth of Puerto Rico
  Unlimited General Obligation
  Bonds Public Improvement
  Series 2001 (FSA)
   07-01-16               5.50               1,500,000(b)         1,678,785
Commonwealth of Puerto Rico
  Unlimited General Obligation
  Refunding Bonds
  Series 2002 (FGIC)
   07-01-08               5.00               1,500,000(b)         1,616,595
County of Anoka
  Limited General Obligation Refunding Bonds
  Capital Improvement
  Series 2001C (MBIA)
   02-01-09               4.60               2,960,000            3,138,873
County of Ramsey
  Unlimited General Obligation
  Refunding Bonds
  Capital Improvement Plan
  Series 2002B
   02-01-10               5.25               2,150,000            2,349,821
   02-01-13               5.25               3,560,000            3,848,752
   02-01-14               5.25               3,840,000            4,123,776
County of Washington
  Unlimited General Obligation Bonds
  Capital Improvement Plan
  Series 2000A
   02-01-20               5.50               1,000,000            1,071,400
Eden Prairie
  Refunding Revenue Bonds
  Sterling Ponds
  Series 1999A A.M.T.
   12-01-29               6.25               4,950,000            4,197,600
Eden Prairie
  Refunding Revenue Bonds
  Sterling Ponds
  Series 1999B A.M.T.
   12-01-29               6.25                 525,000              445,200
Edina Independent School District #273
  Unlimited General Obligation Bonds
  Series 2004
   02-01-12               4.00               3,700,000            3,765,527
   02-01-22               4.25               3,000,000            2,778,720
   02-01-23               4.50               3,000,000            2,897,100
   02-01-24               4.50               3,400,000            3,275,492

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
53 --- AXP STATE TAX-EXEMPT FUNDS --- 2004 ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

Elk River Independent School District #728
  Unlimited General Obligation Bonds
  2nd Series 2002 Inverse Floater
  (FSA)
   02-01-18              13.35%             $1,200,000(g)        $1,451,712
   02-01-19              13.35               1,150,000(g)         1,370,800
   02-01-20              13.35                 950,000(g)         1,113,562
   02-01-21              13.38               1,285,000(g)         1,470,246
Elk River Independent School District #728
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
   02-01-16               5.00               3,000,000            3,169,590
Hastings Housing & Redevelopment Authority
  Revenue Bonds
  Arbor Oaks Assisted Living
  Series 2000A
   01-01-32               8.25               2,000,000            2,083,880
Hennepin County
  Unlimited General Obligation Bonds
  Series 2003
   12-01-06               4.00               2,000,000            2,076,140
   12-01-23               4.75               2,000,000            1,982,380
Hopkins
  Pre-refunded Revenue Bonds
  Blake School
  Series 1994
   09-01-24               6.70               3,120,000            3,146,021
Hopkins Independent School District #270
  Unlimited General Obligation
  Refunding Bonds
  Series 2002B (MBIA)
   02-01-09               4.00               2,925,000            3,025,064
   02-01-14               5.25               3,680,000            3,947,536
Lake Superior Independent School District #381
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
   04-01-13               5.00               1,795,000            1,939,031
Lakeville Independent School District #194
  Unlimited General Obligation Bonds
  Series 1997A
   02-01-22               5.13               2,400,000            2,454,432
Mankato
  Unlimited General Obligation Bonds
  Series 2001A (FGIC)
   02-01-05               3.50               1,065,000            1,077,759
Maplewood
  Revenue Bonds
  Care Institute
  Series 1994
   01-01-24               7.75               3,775,000(i)         2,453,750
Marshall Independent School District #413
  Unlimited General Obligation Bonds
  Series 2003A (FSA)
   02-01-19               4.13               1,560,000            1,481,002
Metropolitan Council Minneapolis-St. Paul
  Metropolitan Area
  Unlimited General Obligation Bonds
  Series 2002C
   02-01-08               5.00               3,240,000            3,467,934
   02-01-09               5.00               3,240,000            3,493,400
Metropolitan Council Minneapolis-St. Paul
  Metropolitan Area
  Unlimited General Obligation Refunding Bonds
  Waste Water Treatment
  Series 2003A
   03-01-07               4.00               5,000,000            5,187,300
Minneapolis & St. Paul Housing &
  Redevelopment Authority
  Revenue Bonds
  Healthpartners Obligation Group
  Series 2003
   12-01-10               5.25               1,050,000            1,084,220
   12-01-12               5.25               1,000,000            1,013,060
   12-01-15               5.13               1,500,000            1,468,890
   12-01-16               5.25               1,250,000            1,227,800
Minneapolis & St. Paul Housing &
  Redevelopment Authority
  Revenue Bonds
  Healthspan
  Series 1993A (AMBAC)
   11-15-18               4.75              13,500,000           13,571,549

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
54 --- AXP STATE TAX-EXEMPT FUNDS --- 2004 ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

Minneapolis & St. Paul Metropolitan
  Airports Commission
  Revenue Bonds
  Series 1998A (AMBAC)
   01-01-24               5.20%             $4,000,000           $4,061,680
Minneapolis & St. Paul Metropolitan
  Airports Commission
  Revenue Bonds
  Series 2001B (FGIC) A.M.T.
   01-01-16               5.75               2,940,000            3,147,887
Minneapolis & St. Paul Metropolitan
  Airports Commission
  Revenue Bonds
  Series 2001C (FGIC)
   01-01-18               5.50               2,000,000            2,136,740
   01-01-32               5.25               7,000,000            7,067,829
Minneapolis & St. Paul Metropolitan
  Airports Commission
  Revenue Bonds
  Series 2001D (FGIC) A.M.T.
   01-01-05               5.00               2,680,000            2,723,925
Minneapolis Community Development Agency
  Revenue Bonds
  Capital Appreciation
  Zero Coupon Series 1990 (MBIA)
   09-01-04               2.95               3,000,000(f)         2,994,150
Minneapolis Community Development Agency
  Revenue Bonds
  Limited Tax Common Bond Fund
  1st Series 1996
   06-01-11               6.00                 980,000            1,023,757
Minneapolis Community Development Agency
  Revenue Bonds
  Limited Tax Common Bond Fund
  2nd Series 2001A A.M.T.
   06-01-19               5.88               1,000,000            1,055,220
Minneapolis Community Development Agency
  Revenue Bonds
  Limited Tax Common Bond Fund
  7th Series 1997A
   06-01-12               5.50                 250,000              262,785
Minneapolis Special School District #1
  Certificates of Participation Bonds
  Series 1998B (MBIA)
   02-01-07               4.10               1,000,000            1,037,540
Minneapolis Special School District #1
  Certificates of Participation Refunding Bonds
  Series 2002B (FSA)
   02-01-10               5.00               1,000,000            1,081,400
   02-01-11               5.00               1,040,000            1,125,717
Minneapolis Special School District #1
  Unlimited General Obligation Bonds
  Series 2001 (FSA)
   02-01-09               5.00               1,325,000            1,430,391
Minneapolis Special School District #1
  Unlimited General Obligation Refunding Bonds
  Series 2003 (FSA)
   02-01-07               3.00               2,000,000            2,021,720
Minnesota Agricultural & Economic
  Development Board
  Revenue Bonds
  Health Care System
  Benedictine Health
  Series 1999A (MBIA)
   02-15-16               4.75               1,000,000            1,026,670
Minnesota Agricultural & Economic
  Development Board
  Revenue Bonds
  Health Care System
  Series 2000A
   11-15-22               6.38               5,000,000            5,365,900
   11-15-29               6.38               3,000,000            3,194,280
Minnesota Business Academy
  Taxable Capital Appreciation Notes
  Series 2002
   06-30-07                .00                 292,000              243,093
Minnesota Housing Finance Agency
  Revenue Bonds
  2nd Series 2002R Inverse Floater A.M.T.
   07-01-33              13.94               1,945,000(g)         1,999,577

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
55   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

Minnesota Housing Finance Agency
  Revenue Bonds
  Single Family Mortgage
  Series 1996J A.M.T.
   07-01-21               5.60%               $165,000             $166,782
Minnesota Housing Finance Agency
  Revenue Bonds
  Single Family Mortgage
  Series 1997K A.M.T.
   01-01-26               5.75               1,740,000            1,757,226
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 1998A
   03-01-11               5.00               2,500,000            2,645,025
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 2001A
   03-01-05               4.00               1,500,000            1,524,930
   03-01-08               5.00               3,000,000            3,218,910
   03-01-20               5.00               4,000,000            4,105,680
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 2002B
   03-01-10               5.00               2,500,000            2,710,275
   03-01-13               5.25               2,500,000            2,750,300
   03-01-14               5.25               2,500,000            2,749,150
Monticello Big Lake Community Hospital District
  Revenue Bonds
  Health Care Facilities Asset Guaranty
  Series 1998A
  (Radian Group Financial Guaranty)
   12-01-19               5.75               1,600,000            1,705,536
New Brighton
  Revenue Bonds
  Polynesian Village Apartments
  Series 1995B A.M.T.
   07-15-09               7.75               2,355,000            2,357,426
Northern Municipal Power Agency
  Refunding Revenue Bonds
  Capital Appreciation
  Zero Coupon Series 1989A (AMBAC)
   01-01-10               3.80               2,000,000(f)         1,619,960
Northern Municipal Power Agency
  Refunding Revenue Bonds
  Series 1998B (AMBAC)
   01-01-20               4.75               5,000,000            5,032,150
Northern Municipal Power Agency
  Revenue Bonds
  Series 1997 (FSA)
   01-01-08               5.50               1,250,000            1,355,725
Northern Municipal Power Agency
  Revenue Bonds
  Series 1998 (FSA)
   01-01-14               5.38               1,100,000            1,186,614
Olmsted County
  Revenue Bonds
  Olmsted Medical Center
  Series 1998
   07-01-19               5.55               1,125,000            1,131,368
Olmsted County
  Unlimited General Obligation
  Refunding Bonds
  Resource Recovery
  Series 2002A
   02-01-05               4.00               1,900,000            1,928,120
Olmsted County Housing
  & Redevelopment Authority
  Refunding Revenue Bonds
  Series 2002B
   02-01-05               4.00               1,215,000            1,232,982
Osseo Independent School District #279
  Unlimited General Obligation
  Refunding Bonds
  Series 2001B (MBIA)
   02-01-09               5.00               2,860,000            3,078,647
Osseo Independent School District #279
  Unlimited General Obligation Bonds
  School Building
  Series 2000A
   02-01-14               5.75               1,100,000            1,217,029
Osseo Independent School District #279
  Unlimited General Obligation Bonds
  School Building
  Series 2000A (MBIA)
   02-01-13               5.75               3,200,000            3,545,920

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
56 --- AXP STATE TAX-EXEMPT FUNDS --- 2004 ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

Osseo Independent School District #279
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
   02-01-11               5.00%             $1,570,000            $1,699,399
   02-01-12               5.00               3,455,000             3,735,270
   02-01-15               5.25               3,585,000             3,860,902
Prior Lake Independent School District #719
  Unlimited General Obligation Bonds
  Series 2002A (FGIC)
   02-01-05               4.00                 640,000              649,472
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13               3,000,000(b)          3,221,400
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 2003NN (MBIA)
   07-01-32               5.00               2,820,000(b)         2,808,015
Richfield
  Revenue Bonds
  Series 2000A
   02-01-35               7.75               3,000,000            2,999,010
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Capital Appreciation Zero Coupon
  Series 1994A (MBIA)
   01-01-19               6.67              19,500,000(f)         9,551,489
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2002A (AMBAC)
   01-01-17               5.25               6,000,000            6,520,560
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2003A (MBIA)
   01-01-11               5.00               5,500,000            5,941,595
St. Cloud Housing & Redevelopment Authority
  Revenue Bonds
  State University Foundation
  Series 2002
   05-01-18               5.13               3,000,000            3,144,720
St. Paul Housing & Redevelopment Authority
  Refunding Revenue Bonds
  FNMA Mortgage-backed Securities
  Series 1995 (FNMA)
   03-01-28               6.80                 620,000              638,829
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Community of Peace Academy
  Series 2001A
   12-01-30               7.88               2,390,000            2,538,347
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Lyngblomsten Care Center Housing
  Series 1993
   11-01-06               7.13                 480,000              480,528
   11-01-17               7.13               1,605,000            1,603,957
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Lyngblomsten Housing
  Series 1993
   11-01-24               7.00               1,755,000            1,670,093
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Minnesota Business Academy
  Series 2000
   03-01-30               8.00               3,675,000            3,230,215
St. Paul Port Authority
  Revenue Bonds
  Office Building at Cedar Street
  Series 2003
   12-01-23               5.00               5,000,000            5,060,900
   12-01-27               5.13               5,000,000            5,043,650
State of Minnesota
  Unlimited General Obligation Bonds
  Series 1996
   11-01-06               6.00               3,530,000            3,829,062
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2001
   10-01-05               5.00               2,420,000            2,514,186
   10-01-10               5.00               5,000,000            5,445,500
   10-01-15               5.00               4,455,000            4,703,723

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
57   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

State of Minnesota
  Unlimited General Obligation Bonds
  Series 2002
   08-01-06               5.00%             $5,000,000           $5,291,000
   08-01-10               5.00               4,075,000            4,438,653
   11-01-15               5.25               3,575,000            3,918,415
State of Minnesota
  Unlimited General Obligation Refunding Bonds
  Series 1998
   11-01-08               5.00               1,170,000            1,264,103
Steele County
  Revenue Bonds
  Elderly Housing
  Series 2000
   06-01-30               6.88               2,205,000            2,367,619
Suburban Hennepin Regional Park District
  Unlimited General Obligation Bonds
  Series 2001
   02-01-05               4.50               1,025,000            1,043,009
University of Minnesota
  Revenue Bonds
  Series 1996A
   07-01-13               5.75               2,000,000            2,265,960
   07-01-16               5.75               3,040,000            3,451,798
University of Minnesota
  Revenue Bonds
  Series 2002 Inverse Floater
   07-01-21              14.13               4,500,000(g)         5,870,790
Vadnais Heights
  Refunding Revenue Bonds
  Cottages of Vadnais Heights
  Series 1997 A.M.T.
   07-15-09               7.00               1,080,000            1,087,636
Western Minnesota Municipal Power Agency
  Refunding Revenue Bonds
  Series 1996A (AMBAC)
   01-01-06               6.25               1,285,000            1,362,627
Western Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2003A (MBIA)
   01-01-26               5.00               7,250,000            7,260,802
   01-01-30               5.00               7,665,000            7,644,380
White Bear Lake Independent School District #624
  Unlimited General Obligation
  Refunding Bonds
  School Building
  Series 2002C (FSA)
   02-01-08               5.00               1,310,000            1,402,159
   02-01-09               5.00               1,375,000            1,481,329
White Bear Lake Independent School District #624
  Unlimited General Obligation
  Refunding Bonds
  Series 2002B (FGIC)
   02-01-13               5.00               1,405,000            1,504,615
   02-01-14               5.00               1,480,000            1,577,932
Willmar
  Unlimited General Obligation Bonds
  Rice Memorial Hospital
  Series 2002 (FSA)
   02-01-11               5.00               1,025,000            1,108,230
   02-01-12               5.00               1,120,000            1,209,320
   02-01-13               5.00               1,200,000            1,292,928

Total municipal bonds
(Cost: $391,587,218)                                           $394,332,291

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
58   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Municipal notes (3.0%)
Issue(c,d,e,h)          Effective              Amount              Value(a)
                          yield              payable at
                                              maturity

Arden Hills Housing & Health Care Facilities
  Revenue Bonds
  Presbyterian Homes
  V.R.D.N. Series 1999B (U.S. Bank)
   09-01-29               1.09%               $380,000             $380,000
Cohasset
  Refunding Revenue Bonds
  Minnesota Power & Light
  V.R.D.N. Series 1997A (ABN Amro Bank)
   06-01-20               1.04               1,050,000            1,050,000
Cohasset
  Refunding Revenue Bonds
  Minnesota Power & Light
  V.R.D.N. Series 1997B (ABN Amro Bank)
   06-01-13               1.04               1,800,000            1,800,000
Minneapolis & St. Paul Housing &
  Redevelopment Authority
  Revenue Bonds
  Children's Health Care
  V.R.D.N. Series 1995B (FSA)
  (Norwest Bank Minnesota)
   08-15-25               1.04                 800,000              800,000
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  St. Olaf College
  V.R.D.N. 5th Series 2000H
  (Harris Trust & Savings Bank)
   10-01-30               1.04               4,200,000            4,200,000
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  St. Olaf College
  V.R.D.N. 5th Series 2002M1
  (Harris Trust & Savings Bank)
   10-01-32               1.04               2,500,000            2,500,000
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  St. Olaf College
  V.R.D.N. 5th Series 2002M2
  (Harris Trust & Savings Bank)
   10-01-20               1.04                 200,000              200,000
Montrose
  Revenue Bonds
  Lyman Lumber
  V.R.D.N. Series 2001 (U.S. Bank)
   05-01-26               1.14                 200,000              200,000
St. Louis Park
  Revenue Bonds
  Catholic Finance - Benilde
  V.R.D.N. Series 2000
  (Allied Irish Bank)
   10-01-25               1.08               1,070,000            1,070,000
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Minnesota Public Radio
  V.R.D.N. Series 2002
  (Allied Irish Bank)
   05-01-22               1.09                 200,000              200,000

Total municipal notes
(Cost: $12,400,000)                                             $12,400,000

Total investments in securities
(Cost: $403,987,218)(j)                                        $406,732,291

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
59   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.2% of net assets as of June 30, 2004.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA        --    ACA Financial Guaranty Corporation

     AMBAC      --    American Municipal Bond Association Corporation

     BIG        --    Bond Investors Guarantee

     CGIC       --    Capital Guaranty Insurance Company

     FGIC       --    Financial Guaranty Insurance Company

     FHA        --    Federal Housing Authority

     FNMA       --    Federal National Mortgage Association

     FHLMC      --    Federal Home Loan Mortgage Corporation

     FSA        --    Financial Security Assurance

     GNMA       --    Government National Mortgage Association

     MBIA       --    MBIA Insurance Corporation

     XLCA       --    XL Capital Assurance

(d)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.     --    Alternative Minimum Tax -- As of June 30, 2004, the
                      value of securities subject to alternative minimum tax represented 5.1% of net assets.

     B.A.N.     --    Bond Anticipation Note

     C.P.       --    Commercial Paper

     R.A.N.     --    Revenue Anticipation Note

     T.A.N.     --    Tax Anticipation Note

     T.R.A.N.   --    Tax & Revenue Anticipation Note

     V.R.       --    Variable Rate

     V.R.D.B.   --    Variable Rate Demand Bond

     V.R.D.N.   --    Variable Rate Demand Note

(e) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2004. As of June 30, 2004, the value of inverse floaters represented 3.2% of net assets.

(h) Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2004.

(i) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(j) At June 30, 2004, the cost of securities for federal income tax purposes was $403,665,838 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                 $ 8,874,925
     Unrealized depreciation                                  (5,808,472)
                                                              ----------
     Net unrealized appreciation                             $ 3,066,453
                                                             -----------

--------------------------------------------------------------------------------
60   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Investments in Securities

AXP New York Tax-Exempt Fund

June 30, 2004

(Percentages represent value of investments compared to net assets)

Municipal bonds (94.2%)
Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue (b,c)

Albany Municipal Water Finance Authority
  Revenue Bonds
  Series 2003A (MBIA)
   12-01-14               5.00%             $2,550,000           $2,672,196
Battery Park City Authority
  Revenue Bonds
  Series 2003A
   11-01-22               5.25               1,000,000            1,036,740
City of New York
  Unlimited General Obligation Bonds
  Series 2000R
  Inverse Floater (FGIC)
   05-15-16              15.36                 830,000(e)         1,109,320
City of New York
  Unlimited General Obligation Bonds
  Series 2002C (XLCA)
   03-15-12               5.00               1,000,000            1,073,250
City of New York
  Unlimited General Obligation Bonds
  Series 2002E
   08-01-16               5.75               2,000,000            2,163,620
City of New York
  Unlimited General Obligation Bonds
  Series 2003G
   08-01-08               3.25               2,000,000            1,992,940
City of New York
  Unlimited General Obligation Bonds
  Series 2003I
   03-01-27               5.38               2,000,000            2,020,100
City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-18               5.50               2,000,000            2,108,240
   06-01-20               5.50               2,000,000            2,091,960
City of New York
  Unlimited General Obligation Pre-refunded
  Bonds Series 1996J
   02-15-19               5.88                 155,000              166,682
City of Yonkers
  Unlimited General Obligation Bonds
  Series 2001B (AMBAC)
   12-15-07               3.88               1,010,000            1,048,744
County of Erie
  Unlimited General Obligation Bonds
  Series 1995B (FGIC)
   06-15-25               5.50                 700,000              726,579
Erie County Industrial Development Agency
  Revenue Bonds
  City of Buffalo Series 2003 (FSA)
   05-01-06               4.00               1,000,000            1,032,990
Erie County Water Authority
  Refunding Revenue Bonds Series 1990A
  Escrowed to Maturity (AMBAC)
   12-01-08               6.00               1,765,000            1,933,646
Long Island Power Authority
  Revenue Bonds
  Series 1998A (AMBAC)
   04-01-09               5.25               1,000,000            1,086,290
Long Island Power Authority
  Revenue Bonds
  Series 2003B
   06-01-05               5.00               2,000,000            2,052,280
Metropolitan Transportation Authority
  Pre-refunded Revenue Bonds
  Series 1998A (FGIC)
   04-01-28               4.75               1,000,000            1,061,700
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A (AMBAC)
   11-15-19               5.50               2,000,000            2,161,480
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002F (MBIA)
   11-15-27               5.25               1,000,000            1,014,230

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
61   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP New York Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue (b,c)

Metropolitan Transportation Authority
  Revenue Bonds
  Series 2001A (FGIC)
   11-15-31               5.00%             $1,000,000             $982,570
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002A (FSA)
   11-15-26               5.50               1,500,000            1,574,895
Monroe County
  Unlimited General Obligation Refunding
  Bonds Public Improvement Series 1996
  (MBIA)
   03-01-15               6.00               1,250,000            1,441,175
Mount Vernon Industrial Development Agency
  Revenue Bonds
  Wartburg Senior Housing Meadowview
  Series 1999
   06-01-29               6.20               1,000,000              923,620
New York City Municipal Water Finance Authority
  Pre-refunded Revenue Bonds
  Series 1996B (MBIA)
   06-15-26               5.75                 180,000              194,666
New York City Municipal Water Finance Authority
  Refunding Revenue Bonds
  Series 1996B (MBIA)
   06-15-26               5.75                 320,000              343,206
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2002A
   06-15-29               5.00               1,000,000              976,410
New York City Transitional Finance Authority
  Pre-refunded Revenue Bonds
  Future Tax Secured Series 1999C
   05-01-25               5.50                 440,000              490,921
New York City Transitional Finance Authority
  Pre-refunded Revenue Bonds
  Future Tax Series 2001C
   02-01-08               5.50                 155,000              169,283
New York City Transitional Finance Authority
  Pre-refunded Revenue Bonds
  Future Tax Series 2001C
  Escrowed to Maturity
   02-01-08               5.50                 280,000              305,802
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2004C
   02-01-33               5.00               1,000,000              970,570
New York City Transitional Finance Authority
  Un-refunded Revenue Bonds
  Future Tax Series 1999C
   05-01-25               5.50                 560,000              579,914
New York City Transitional Finance Authority
  Un-refunded Revenue Bonds
  Future Tax Series 2001C
   02-01-08               5.50               1,065,000            1,156,345
New York City Trust for Cultural Resources
  Revenue Bonds
  Museum of American Folk Art
  Series 2000 (ACA)
   07-01-22               6.00               1,000,000            1,032,690
New York Local Government Assistance
  Revenue Bonds
  Capital Appreciation
  Zero Coupon Series 1993C (MBIA)
   04-01-14               3.71               1,000,000(d)           652,720
New York Mortgage Agency
  Revenue Bonds
  2nd Series 2002B
  Inverse Floater A.M.T.
   04-01-32              13.79               1,000,000(e)           986,920
New York Power Authority
  Revenue Bonds
  Series 2000A
   11-15-30               5.25               1,000,000            1,007,820
New York State Dormitory Authority
  Pre-refunded Revenue Bonds
  City University 3rd Generation Resolution
  2nd Series 1994 (MBIA)
   07-01-19               6.25               1,500,000            1,500,000
New York State Dormitory Authority
  Pre-refunded Revenue Bonds
  Series 1990B
   05-15-11               7.50                 415,000              496,967

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
62   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP New York Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue (b,c)

New York State Dormitory Authority
  Revenue Bonds
  Brooklyn Law School
  Series 2003B (XLCA)
   07-01-30               5.13%             $1,000,000             $995,180
New York State Dormitory Authority
  Revenue Bonds
  City University Systems 1st Series 1997
   07-01-17               5.25               3,000,000            3,111,930
New York State Dormitory Authority
  Revenue Bonds
  City University Systems Series 2003A
  (MBIA)
   07-01-09               5.25               1,500,000            1,641,690
New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  Series 1993A
   07-01-13               5.75               3,000,000            3,348,450
New York State Dormitory Authority
  Revenue Bonds
  Memorial Sloan-Kettering Center
  1st Series 2003 (MBIA)
   07-01-21               5.00               1,000,000            1,017,590
New York State Dormitory Authority
  Revenue Bonds
  Pratt Institute Series 1999
  (Radian Group Financial Guaranty)
   07-01-20               6.00               1,500,000            1,637,145
New York State Dormitory Authority
  Revenue Bonds
  School Districts Financing Series 2002D
  (MBIA)
   10-01-07               5.00               3,380,000            3,617,040
New York State Dormitory Authority
  Revenue Bonds
  St. Thomas Aquinas Series 1998
  (Radian Group Financial Guaranty)
   07-01-14               5.00               1,125,000            1,166,400
New York State Dormitory Authority
  Un-refunded Revenue Bonds
  Series 1990B
   05-15-11               7.50               1,485,000            1,720,981
New York State Energy Research & Development
  Authority Revenue Bonds
  Residual Certificates Series 2000
  Inverse Floater (MBIA)
   01-01-21              14.17                 330,000(e)           390,875
New York State Environmental Facilities
  Revenue Bonds
  Revolving Funds New York City
  Municipal Water Series 2002K
   06-15-28               5.00               1,000,000              994,570
New York State Environmental Facilities
  Revenue Bonds
  Revolving Funds Series 2002L
   11-15-12               5.00               2,410,000            2,621,309
New York State Environmental Facilities
  Revenue Bonds
  State Water Revolving Fund
  Series 1990A
   06-15-12               7.50                 295,000              296,534
New York State Thruway Authority
  Revenue Bonds
  Series 1997A (AMBAC)
   04-01-14               5.25               1,000,000            1,072,390
New York State Thruway Authority
  Revenue Bonds
  Series 1997D
   01-01-21               5.25               2,000,000            2,091,240
New York State Thruway Authority
  Revenue Bonds
  Series 2003A (MBIA)
   03-15-22               5.00               1,000,000            1,013,470
New York State Urban Development
  Pre-refunded Revenue Bonds
  Correctional Capital Facilities
  5th Series 1995 (MBIA)
   01-01-25               5.50                 750,000              780,308
New York State Urban Development
  Revenue Bonds
  Series 2002A (XLCA)
   01-01-11               5.25               3,000,000            3,276,660
New York State Urban Development
  Revenue Bonds
  Series 2002C (XLCA)
   01-01-09               4.00               1,545,000            1,596,943

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
63   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP New York Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue (b,c)

Niagara Falls Public Water Authority
  Revenue Bonds
  Series 2003A (MBIA)
   07-15-28               5.50%             $1,000,000           $1,025,610
Port Authority of New York & New Jersey
  Revenue Bonds
  5th Installment Series 1996 A.M.T.
   10-01-19               6.75               1,500,000            1,517,700
Port Authority of New York & New Jersey
  Revenue Bonds
  Series 2004
   07-15-34               5.00               1,000,000              962,620
State of New York
  Unlimited General Obligation Bonds
  Series 2003A
   03-15-08               4.00               2,000,000            2,065,800
Suffolk County Industrial Development Agency
  Revenue Bonds
  Jeffersons Ferry Series 1999A
   11-01-28               7.25               1,500,000            1,549,290
Syracuse
  Unlimited General Obligation Bonds
  Public Improvements
  Series 2002C (FGIC) A.M.T.
   01-01-05               4.25               1,150,000            1,166,100
Tobacco Settlement Financing Authority
  Revenue Bonds
  Series 2003C-1
   06-01-15               5.50               1,000,000            1,059,610
Triborough Bridge & Tunnel Authority
  Refunding Revenue Bonds
  Series 2002B
   11-15-10               5.00               2,000,000            2,173,040
   11-15-29               5.13               1,000,000              993,760
Triborough Bridge & Tunnel Authority
  Revenue Bonds
  Convention Center Series 1990E
   01-01-11               6.00               1,145,000            1,290,678

Total municipal bonds
(Cost: $88,983,377)                                             $90,534,394

Municipal notes (4.4%)
Issue(b,c,f,g)          Effective              Amount              Value(a)
                          yield              payable at
                                              maturity

City of New York
  Unlimited General Obligation Bonds
  V.R. Series 1993A (Morgan Guaranty Trust)
   08-01-17               1.06%               $800,000             $800,000
City of New York
  Unlimited General Obligation Bonds
  V.R. Series 1994H (State Street Bank & Trust) (FSA)
   08-01-23               1.03                 700,000              700,000
Long Island Power Authority
  Revenue Bonds
  V.R. 2nd Series 1998B
  (Bayerische Landesbank)
   05-01-33               1.03               1,700,000            1,700,000
New York City Municipal Finance Authority
  Revenue Bonds
  V.R. Series 1992C (FGIC)
   06-15-22               1.06               1,000,000            1,000,000

Total municipal notes
(Cost: $4,200,000)                                               $4,200,000

Total investments in securities
(Cost: $93,183,377)(h)                                          $94,734,394

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
64   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP New York Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA        --    ACA Financial Guaranty Corporation

     AMBAC      --    American Municipal Bond Association Corporation

     BIG        --    Bond Investors Guarantee

     CGIC       --    Capital Guaranty Insurance Company

     FGIC       --    Financial Guaranty Insurance Company

     FHA        --    Federal Housing Authority

     FNMA       --    Federal National Mortgage Association

     FHLMC      --    Federal Home Loan Mortgage Corporation

     FSA        --    Financial Security Assurance

     GNMA       --    Government National Mortgage Association

     MBIA       --    MBIA Insurance Corporation

     XLCA       --    XL Capital Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.     --    Alternative Minimum Tax -- As of June 30, 2004, the
                      value of securities subject to alternative minimum tax represented 3.8% of net assets.

     B.A.N.     --    Bond Anticipation Note

     C.P.       --    Commercial Paper

     R.A.N.     --    Revenue Anticipation Note

     T.A.N.     --    Tax Anticipation Note

     T.R.A.N.   --    Tax & Revenue Anticipation Note

     V.R.       --    Variable Rate

     V.R.D.B.   --    Variable Rate Demand Bond

     V.R.D.N.   --    Variable Rate Demand Note

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2004. As of June 30, 2004, the value of inverse floaters represented 2.6% of net assets.

(f) Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2004.

(g) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(h) At June 30, 2004, the cost of securities for federal income tax purposes was $93,176,060 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                 $ 2,673,200
     Unrealized depreciation                                  (1,114,866)
                                                              ----------
     Net unrealized appreciation                             $ 1,558,334
                                                             -----------

--------------------------------------------------------------------------------
65   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Investments in Securities

AXP Ohio Tax-Exempt Fund

June 30, 2004

(Percentages represent value of investments compared to net assets)

Municipal bonds (96.7%)
Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(b,c)

Bowling Green State University
  Revenue Bonds
  Series 2003 (AMBAC)
   06-01-12               5.00%             $1,145,000           $1,239,005
Brookville Local School District
  Unlimited General Obligation Bonds
  Series 2003 (FSA)
   12-01-18               5.25               1,000,000            1,065,970
Cincinnati City School District
  Limited General Obligation Bonds
  School Improvement
  Series 2002 (FSA)
   06-01-09               5.00               1,355,000            1,465,040
   06-01-21               5.25               2,600,000            2,720,691
City of Cincinnati
  Unlimited General Obligation Bonds
  Series 2000
   12-01-16               5.25               1,000,000            1,070,450
City of Cleveland
  Revenue Bonds
  Series 2002K (FGIC)
   01-01-10               5.00               2,000,000            2,153,300
City of Hamilton
  Refunding Revenue Bonds
  Series 2003 (FSA)
   10-15-12               5.00               1,230,000            1,330,540
Cleveland City School District
  Revenue Anticipation Notes
  Series 1997 (AMBAC)
   06-01-07               5.75               2,000,000            2,171,480
Cleveland State University
  Revenue Bonds
  Series 2003A (FGIC)
   06-01-15               5.00               1,000,000            1,056,860
Columbus
  Unlimited General Obligation Bonds
  2nd Series 1999
   06-15-15               5.75               1,000,000            1,109,560
Columbus City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003 (FGIC)
   12-01-11               5.00               1,000,000            1,084,250
County of Cuyahoga
  Limited General Obligation Bonds
  Series 1993
   05-15-13               5.60                 500,000              545,705
County of Cuyahoga
  Refunding Revenue Bonds
  Judson Retirement Community
  Series 1996A
   11-15-18               7.25               1,000,000            1,050,720
County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-32               6.00               1,000,000            1,039,770
County of Cuyahoga
  Revenue Bonds
  Canton Series 2000
   01-01-30               7.50               1,000,000            1,087,420
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003A (FGIC)
   12-01-27               5.00               1,250,000            1,236,463
   12-01-31               5.00               1,000,000              982,580
Franklin County
  Refunding & Improvement Revenue Bonds
  Lutheran Senior City
  Series 1999
   12-15-28               6.13               1,250,000            1,062,925

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
66   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(b,c)

Franklin County
  Refunding Revenue Bonds
  OhioHealth Series 2003C
   05-15-24               5.25%             $1,000,000             $993,770
Hamilton County Convention Facilities Authority
  First Lien Revenue Bonds
  Series 2004 (FGIC)
   12-01-33               5.00               1,000,000              973,150
Jackson
  Revenue Bonds
  Consolidated Health System
  Jackson Hospital Series 1999
  (Radian Group Financial Guaranty)
   10-01-20               6.13               1,000,000            1,088,480
Kenston Local School District
  Unlimited General Obligation Bonds
  School Improvement Series 2003 (MBIA)
   12-01-16               5.00               1,000,000            1,051,550
Lakewood
  Limited General Obligation Bonds
  Series 2003
   12-01-19               5.00               1,515,000            1,555,481
Lakewood City School District
  Library Improvement
  Unlimited General Obligation Bonds
  Series 2003 (FSA)
   12-01-23               4.50               1,000,000              947,780
Lakota Local School District
  Unlimited General Obligation
  Pre-refunded Bonds
  Series 1994 (AMBAC)
   12-01-14               6.25               2,000,000            2,121,260
Licking County Joint Vocational School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2002 (MBIA)
   12-01-08               5.00               1,110,000            1,195,226
Ohio Municipal Electric Generation Agency
  Refunding Revenue Bonds
  Joint Venture 5 Certificates
  Series 2004 (AMBAC)
   02-15-24               4.75                 750,000              727,590
Ohio State Air Quality Development Authority
  Refunding Revenue Bonds
  JMG Funding Limited Partnership
  Series 1994 (AMBAC) A.M.T.
   04-01-29               6.38                 500,000              515,335
Ohio State Building Authority
  Refunding Revenue Bonds
  Adult Correctional Facilities
  Series 2001A (FSA)
   10-01-07               5.50               1,890,000            2,049,176
   10-01-14               5.50               1,000,000            1,092,780
Ohio State Building Authority
  Refunding Revenue Bonds
  Workers Compensation Facilities
  Series 2003A
   04-01-06               5.00               1,000,000            1,048,800
Ohio State Building Authority
  Revenue Bonds
  Adult Correctional Facilities
  Series 1999A
   10-01-16               5.50               1,000,000            1,083,950
Ohio State Building Authority
  Revenue Bonds
  Facilities Administration Building Fund
  Series 1993A
   10-01-07               5.60               1,500,000            1,631,430
Ohio State Building Authority
  Revenue Bonds
  Juvenile Correctional Building
  Series 2003
   04-01-08               4.00               1,580,000            1,638,223
Ohio State Higher Educational Facilities Commission
  Revenue Bonds
  Oberlin College Series 1999
   10-01-29               5.00               1,000,000              980,390
Ohio State Higher Educational Facilities Commission
  Revenue Bonds
  Xavier University Series 2003 (FGIC)
   05-01-08               4.00                 500,000              517,900

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
67   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(b,c)

Ohio State University
  Revenue Bonds
  Series 2002A
   12-01-05               3.50%               $500,000             $510,595
Ohio State University
  Revenue Bonds
  Series 2003B
   06-01-06               2.25               1,000,000            1,000,550
Ohio State Water Development Authority
  Refunding Revenue Bonds
  Toledo Edison Series 1994A A.M.T.
   10-01-23               8.00               1,000,000            1,036,440
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13               1,000,000(e)         1,073,800
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 2002C Inverse Floater
  (MBIA)
   07-01-17               9.87               1,500,000(e,f)       1,851,600
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools Capital Facilities
  Series 2001A
   06-15-13               5.00               1,500,000            1,602,900
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools Series 2003C
   03-15-10               5.00               1,000,000            1,083,020
State of Ohio
  Unlimited General Obligation Bonds
  Conservation Series 2002A
   09-01-09               4.00               1,115,000            1,154,560
State of Ohio
  Unlimited General Obligation Bonds
  Higher Education Series 2002B
   11-01-08               5.00               2,000,000            2,154,980
State of Ohio
  Unlimited General Obligation Bonds
  Higher Education Series 2003A
   05-01-11               5.00               1,000,000            1,083,950
State of Ohio
  Unlimited General Obligation Refunding
  Bonds Infrastructure Improvement
  Series 2002A
   02-01-20               5.50               2,000,000            2,219,579
Summit County
  Limited General Obligation Bonds
  Series 2003
   12-01-18               5.25               1,490,000            1,597,802
Toledo City School District
  Unlimited General Obligation Bonds
  School Facilities Improvement
  Series 2003 (FSA)
   12-01-15               5.00               1,000,000            1,059,530
University of Akron
  Revenue Bonds
  Series 2003A (AMBAC)
   01-01-22               5.00               1,595,000            1,616,134
University of Cincinnati
  Revenue Bonds
  Series 2001A (FGIC)
   06-01-14               5.50               1,000,000            1,100,470
Warren County
  Limited General Obligation Bonds
  Series 1992
   12-01-12               6.10                 500,000              559,700
West Muskingum Local School District
  School Facilities Construction & Improvement
  Unlimited General Obligation Bonds
  Series 2003 (FGIC)
   12-01-30               5.00               1,000,000              984,280
Total municipal bonds
(Cost: $66,396,635)                                             $66,374,890

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
68   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Municipal notes (2.3%)
Issue (c,d,g)           Effective              Amount              Value(a)
                          yield              payable at
                                              maturity

Ohio State Water Development Authority
  Revenue Bonds
  Ohio Edison V.R.D.N. Series 1988B
  (Wachovia Bank) A.M.T.
   09-01-18               1.10%               $300,000             $300,000
Paulding County
  Revenue Bonds
  LaFarge V.R.D.N. Series 1996
  (Bayerische Landesbank) A.M.T.
   08-01-26               0.97                 700,000              700,000
State of Ohio
  Revenue Bonds
  Exploration & Oil
  V.R.D.N. Series 2001 A.M.T.
   08-01-34               1.10                 600,000              600,000

Total municipal notes
(Cost: $1,600,000)                                               $1,600,000

Total investments in securities
(Cost: $67,996,635)(h)                                          $67,974,890

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
69   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     ACA        --    ACA Financial Guaranty Corporation

     AMBAC      --    American Municipal Bond Association Corporation

     BIG        --    Bond Investors Guarantee

     CGIC       --    Capital Guaranty Insurance Company

     FGIC       --    Financial Guaranty Insurance Company

     FHA        --    Federal Housing Authority

     FNMA       --    Federal National Mortgage Association

     FHLMC      --    Federal Home Loan Mortgage Corporation

     FSA        --    Financial Security Assurance

     GNMA       --    Government National Mortgage Association

     MBIA       --    MBIA Insurance Corporation

     XLCA       --    XL Capital Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.     --    Alternative Minimum Tax -- As of June 30, 2004, the
     value of securities subject to alternative minimum tax represented 4.6% of net assets.

     B.A.N.     --    Bond Anticipation Note

     C.P.       --    Commercial Paper

     R.A.N.     --    Revenue Anticipation Note

     T.A.N.     --    Tax Anticipation Note

     T.R.A.N.   --    Tax & Revenue Anticipation Note

     V.R.       --    Variable Rate

     V.R.D.B.   --    Variable Rate Demand Bond

     V.R.D.N.   --    Variable Rate Demand Note

(d) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(e) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 4.3% of net assets as of June 30, 2004.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2004. As of June 30, 2004, the value of inverse floaters represented 2.7% of net assets.

(g) Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2004.

(h) At June 30, 2004, the cost of securities for federal income tax purposes was $67,959,243 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                   $ 935,251
     Unrealized depreciation                                    (919,604)
                                                                --------
     Net unrealized appreciation                               $  15,647
                                                               ---------

--------------------------------------------------------------------------------
70   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Financial Statements

Statements of assets and liabilities
AXP State Tax-Exempt Funds

                                                                              California      Massachusetts      Michigan
                                                                              Tax-Exempt       Tax-Exempt       Tax-Exempt
June 30, 2004                                                                    Fund             Fund             Fund
Assets
Investments in securities, at value (Note 1)
   (identified cost $213,921,255, $80,101,731
   and $63,692,198)                                                         $216,524,010       $80,268,548     $64,349,101
Cash in bank on demand deposit                                                        --            39,516              --
Capital shares receivable                                                         27,980             4,500              95
Accrued interest receivable                                                    2,847,557         1,398,283         834,797
Receivable for investment securities sold                                         25,583                --           5,465
                                                                             -----------        ----------      ----------
Total assets                                                                 219,425,130        81,710,847      65,189,458
                                                                             -----------        ----------      ----------
Liabilities
Disbursements in excess of cash on demand deposit                                  3,898                --          53,396
Dividends payable to shareholders                                                 99,339            31,225          31,370
Capital shares payable                                                             1,700                --         252,735
Accrued investment management services fee                                         2,811             1,045             832
Accrued distribution fee                                                           2,008             1,010             629
Accrued transfer agency fee                                                           40                91              65
Accrued administrative services fee                                                  239                89              71
Other accrued expenses                                                            48,825            34,341          38,173
                                                                             -----------        ----------      ----------
Total liabilities                                                                158,860            67,801         377,271
                                                                             -----------        ----------      ----------
Net assets applicable to outstanding shares                                 $219,266,270       $81,643,046     $64,812,187
                                                                            ============       ===========     ===========
Represented by
Shares of beneficial interest -- $.01 par value (Note 1)                    $    428,772       $   155,250     $   124,503
Additional paid-in capital                                                   214,374,519        81,302,931      64,130,987
Undistributed (excess of distributions over) net investment income                91,350            94,049             (74)
Accumulated net realized gain (loss) (Note 5)                                  1,768,874           (76,001)       (100,132)
Unrealized appreciation (depreciation) on investments                          2,602,755           166,817         656,903
                                                                             -----------        ----------      ----------
Total -- representing net assets applicable to outstanding shares           $219,266,270       $81,643,046     $64,812,187
                                                                            ============       ===========     ===========
Net assets applicable to outstanding shares:   Class A                      $194,186,448       $59,419,353     $55,752,909
                                               Class B                      $ 21,358,889       $20,613,779     $ 7,100,850
                                               Class C                      $  3,720,933       $ 1,609,914     $ 1,958,428
Outstanding shares of beneficial interest:     Class A shares                 37,972,027        11,298,934      10,710,282
                                               Class B shares                  4,178,399         3,919,815       1,363,883
                                               Class C shares                    726,741           306,278         376,184
Net asset value per share:                     Class A                      $       5.11       $      5.26     $      5.21
                                               Class B                      $       5.11       $      5.26     $      5.21
                                               Class C                      $       5.12       $      5.26     $      5.21
                                                                            ------------       -----------     -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
71   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Statements of assets and liabilities
AXP State Tax-Exempt Funds
                                                                               Minnesota        New York           Ohio
                                                                              Tax-Exempt       Tax-Exempt       Tax-Exempt
June 30, 2004                                                                    Fund             Fund             Fund
Assets
Investments in securities, at value (Note 1)
   (identified cost $403,987,218, $93,183,377
   and $67,996,635)                                                         $406,732,291       $94,734,394     $67,974,890
Cash in bank on demand deposit                                                 2,551,574            83,631              --
Capital shares receivable                                                          8,890             2,412          39,052
Accrued interest receivable                                                    6,621,929         1,326,596         700,659
Receivable for investment securities sold                                        210,871                --              --
                                                                             -----------        ----------      ----------
Total assets                                                                 416,125,555        96,147,033      68,714,601
                                                                             -----------        ----------      ----------
Liabilities
Disbursements in excess of cash on demand deposit                                     --                --          36,150
Dividends payable to shareholders                                                199,575            46,988          32,897
Capital shares payable                                                             7,000             8,636              --
Accrued investment management services fee                                         5,211             1,232             879
Accrued distribution fee                                                           4,234             1,003             717
Accrued transfer agency fee                                                          275                99              57
Accrued administrative services fee                                                  431               105              75
Other accrued expenses                                                            66,862            25,499          29,078
                                                                             -----------        ----------      ----------
Total liabilities                                                                283,588            83,562          99,853
                                                                             -----------        ----------      ----------
Net assets applicable to outstanding shares                                 $415,841,967       $96,063,471     $68,614,748
                                                                            ============       ===========     ===========
Represented by
Shares of beneficial interest -- $.01 par value (Note 1)                    $    799,274       $   189,607     $   133,089
Additional paid-in capital                                                   411,277,864        93,531,303      69,177,916
Undistributed (excess of distributions over) net investment income               326,088             7,315          37,339
Accumulated net realized gain (loss) (Note 5)                                    693,668           784,229        (711,851)
Unrealized appreciation (depreciation) on investments                          2,745,073         1,551,017         (21,745)
                                                                             -----------        ----------      ----------
Total -- representing net assets applicable to outstanding shares           $415,841,967       $96,063,471     $68,614,748
                                                                            ============       ===========     ===========
Net assets applicable to outstanding shares:   Class A                      $347,281,696       $79,028,932     $56,423,885
                                               Class B                      $ 59,338,807       $15,066,938     $ 9,899,560
                                               Class C                      $  9,221,464       $ 1,967,601     $ 2,291,303
Outstanding shares of beneficial interest:     Class A shares                 66,751,929        15,598,428      10,944,315
                                               Class B shares                 11,403,164         2,973,917       1,920,289
                                               Class C shares                  1,772,262           388,332         444,299
Net asset value per share:                     Class A                      $       5.20       $      5.07     $      5.16
                                               Class B                      $       5.20       $      5.07     $      5.16
                                               Class C                      $       5.20       $      5.07     $      5.16
                                                                            ------------       -----------     -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
72   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Statements of operations
AXP State Tax-Exempt Funds
                                                                              California      Massachusetts      Michigan
                                                                              Tax-Exempt       Tax-Exempt       Tax-Exempt
Year ended June 30, 2004                                                         Fund             Fund             Fund
Investment income
Income:
Interest                                                                    $ 11,773,315       $ 3,849,393     $ 3,232,076
                                                                             -----------        ----------      ----------
Expenses (Note 2):
Investment management services fee                                             1,129,991           427,506         342,995
Distribution fee
   Class A                                                                       531,205           166,338         156,655
   Class B                                                                       237,102           226,424          82,892
   Class C                                                                        42,936            17,798          20,250
Transfer agency fee                                                               89,835            50,169          36,539
Incremental transfer agency fee
   Class A                                                                         7,982             3,945           3,155
   Class B                                                                         1,928             1,891             839
   Class C                                                                           539               253             287
Administrative services fees and expenses                                        100,323            37,526          30,016
Compensation of board members                                                      8,924             8,566           8,566
Custodian fees                                                                    23,098            12,762          11,777
Printing and postage                                                              36,190            15,025          10,629
Registration fees                                                                 45,631            39,790          40,618
Audit fees                                                                        19,500            18,250          18,250
Other                                                                              7,926             4,885           2,860
                                                                             -----------        ----------      ----------
Total expenses                                                                 2,283,110         1,031,128         766,328
   Expenses waived/reimbursed by AEFC (Note 2)                                        --           (45,318)        (47,449)
                                                                             -----------        ----------      ----------
                                                                               2,283,110           985,810         718,879
   Earnings credits on cash balances (Note 2)                                     (2,005)           (1,002)         (1,826)
                                                                             -----------        ----------      ----------
Total net expenses                                                             2,281,105           984,808         717,053
                                                                             -----------        ----------      ----------
Investment income (loss) -- net                                                9,492,210         2,864,585       2,515,023
                                                                             -----------        ----------      ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                     4,271,954           118,188         119,015
Net change in unrealized appreciation (depreciation) on investments          (13,639,192)       (3,402,425)     (2,736,651)
                                                                             -----------        ----------      ----------
Net gain (loss) on investments                                                (9,367,238)       (3,284,237)     (2,617,636)
                                                                             -----------        ----------      ----------
Net increase (decrease) in net assets resulting from operations             $    124,972       $  (419,652)    $  (102,613)
                                                                            ============       ===========     ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
73   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Statements of operations
AXP State Tax-Exempt Funds
                                                                               Minnesota        New York           Ohio
                                                                              Tax-Exempt       Tax-Exempt       Tax-Exempt
Year ended June 30, 2004                                                         Fund             Fund             Fund
Investment income
Income:
Interest                                                                    $ 19,821,408       $ 4,557,522     $ 3,075,017
                                                                            ------------       -----------     -----------
Expenses (Note 2):
Investment management services fee                                             2,045,996           495,538         360,176
Distribution fee
   Class A                                                                       930,361           216,769         155,044
   Class B                                                                       640,880           165,524         119,538
   Class C                                                                        94,763            21,722          26,606
Transfer agency fee                                                              209,812            53,932          40,085
Incremental transfer agency fee
   Class A                                                                        18,066             4,615           3,289
   Class B                                                                         5,390             1,483           1,064
   Class C                                                                         1,244               267             410
Administrative services fees and expenses                                        176,718            43,576          31,477
Compensation of board members                                                     10,050             8,566           8,566
Custodian fees                                                                    36,693            14,652          11,586
Printing and postage                                                              71,967            16,520          12,819
Registration fees                                                                 41,129            40,054          41,103
Audit fees                                                                        21,250            18,750          18,250
Other                                                                             10,490            12,686           3,787
                                                                            ------------       -----------     -----------
Total expenses                                                                 4,314,809         1,114,654         833,800
   Expenses waived/reimbursed by AEFC (Note 2)                                        --           (48,470)        (51,469)
                                                                            ------------       -----------     -----------
                                                                               4,314,809         1,066,184         782,331
   Earnings credits on cash balances (Note 2)                                     (8,695)             (619)         (1,572)
                                                                            ------------       -----------     -----------
Total net expenses                                                             4,306,114         1,065,565         780,759
                                                                            ------------       -----------     -----------
Investment income (loss) -- net                                               15,515,294         3,491,957       2,294,258
                                                                            ------------       -----------     -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                     2,656,487         1,237,352        (246,174)
Net change in unrealized appreciation (depreciation) on investments          (16,925,059)       (5,118,869)     (2,801,314)
                                                                            ------------       -----------     -----------
Net gain (loss) on investments                                               (14,268,572)       (3,881,517)     (3,047,488)
                                                                            ------------       -----------     -----------
Net increase (decrease) in net assets resulting from operations             $  1,246,722       $  (389,560)    $  (753,230)
                                                                            ============       ===========     ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
74   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Statements of changes in net assets
AXP State Tax-Exempt Funds
                                                             California Tax-Exempt Fund        Massachusetts Tax-Exempt Fund
Year ended June 30,                                             2004             2003              2004             2003
Operations and distributions
Investment income (loss) -- net                            $  9,492,210     $ 11,566,511      $  2,864,585    $  3,257,208
Net realized gain (loss) on investments                       4,271,954        8,964,381           118,188       2,151,276
Net change in unrealized appreciation
   (depreciation) on investments                            (13,639,192)      (2,082,159)       (3,402,425)        567,833
                                                           ------------     ------------      ------------    ------------
Net increase (decrease) in net assets
   resulting from operations                                    124,972       18,448,733          (419,652)      5,976,317
                                                           ------------     ------------      ------------    ------------
Distributions to shareholders from:
   Net investment income
     Class A                                                 (8,492,465)     (10,384,472)       (2,172,737)     (2,467,733)
     Class B                                                   (769,181)      (1,025,356)         (567,432)       (725,227)
     Class C                                                   (139,214)        (156,722)          (44,866)        (52,948)
   Net realized gain
     Class A                                                 (2,563,129)              --          (758,405)       (237,976)
     Class B                                                   (291,280)              --          (259,092)        (91,179)
     Class C                                                    (48,764)              --           (20,647)         (4,771)
                                                           ------------     ------------      ------------    ------------
Total distributions                                         (12,304,033)     (11,566,550)       (3,823,179)     (3,579,834)
                                                           ------------     ------------      ------------    ------------
Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                   15,901,451       26,190,532         6,412,052      16,236,343
   Class B shares                                             1,083,627        4,503,962         1,359,509       4,619,873
   Class C shares                                             1,207,521        2,493,281           674,999       1,160,643
Reinvestment of distributions at net asset value
   Class A shares                                             8,050,801        7,003,562         2,473,261       2,177,932
   Class B shares                                               873,630          780,266           680,143         652,199
   Class C shares                                               177,893          148,824            61,014          54,257
Payments for redemptions
   Class A shares                                           (56,069,227)     (35,725,082)      (19,003,431)    (13,546,432)
   Class B shares (Note 2)                                   (6,190,835)      (6,510,807)       (4,718,999)     (5,669,967)
   Class C shares (Note 2)                                   (2,345,662)      (1,318,302)         (824,274)     (1,718,123)
                                                           ------------     ------------      ------------    ------------
Increase (decrease) in net assets from
   share transactions                                       (37,310,801)      (2,433,764)      (12,885,726)      3,966,725
                                                           ------------     ------------      ------------    ------------
Total increase (decrease) in net assets                     (49,489,862)       4,448,419       (17,128,557)      6,363,208
Net assets at beginning of year                             268,756,132      264,307,713        98,771,603      92,408,395
                                                           ------------     ------------      ------------    ------------
Net assets at end of year                                  $219,266,270     $268,756,132      $ 81,643,046    $ 98,771,603
                                                           ============     ============      ============    ============
Undistributed net investment income                        $     91,350     $         --      $     94,049    $     14,499
                                                           ------------     ------------      ------------    ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
75   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Statements of changes in net assets
AXP State Tax-Exempt Funds
                                                              Michigan Tax-Exempt Fund           Minnesota Tax-Exempt Fund
Year ended June 30,                                             2004             2003              2004             2003
Operations and distributions
Investment income (loss) -- net                            $  2,515,023     $  3,257,428      $ 15,515,294    $ 19,167,629
Net realized gain (loss) on investments                         119,015        3,389,397         2,656,487       3,994,318
Net change in unrealized appreciation
   (depreciation) on investments                             (2,736,651)        (389,691)      (16,925,059)     10,783,186
                                                           ------------     ------------      ------------    ------------
Net increase (decrease) in net assets
   resulting from operations                                   (102,613)       6,257,134         1,246,722      33,945,133
                                                           ------------     ------------      ------------    ------------
Distributions to shareholders from:
   Net investment income
     Class A                                                 (2,226,533)      (2,897,168)      (13,145,714)    (16,460,497)
     Class B                                                   (231,859)        (311,214)       (1,780,915)     (2,456,421)
     Class C                                                    (56,704)         (58,053)         (262,576)       (250,785)
   Net realized gain
     Class A                                                   (939,726)        (719,836)               --              --
     Class B                                                   (124,142)         (97,368)               --              --
     Class C                                                    (28,159)         (17,788)               --              --
                                                           ------------     ------------      ------------    ------------
Total distributions                                          (3,607,123)      (4,101,427)      (15,189,205)    (19,167,703)
                                                           ------------     ------------      ------------    ------------
Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                    3,929,167        9,326,799        31,708,550      64,115,226
   Class B shares                                               465,780        2,632,658         3,586,678      13,772,625
   Class C shares                                               626,081          894,229         3,068,043       5,290,259
Reinvestment of distributions at net asset value
   Class A shares                                             2,623,733        2,887,754        10,715,648      13,082,956
   Class B shares                                               261,994          319,510         1,489,197       2,011,791
   Class C shares                                                73,298           53,154           228,169         222,608
Payments for redemptions
   Class A shares                                           (17,160,945)     (14,541,050)      (76,911,886)    (70,555,737)
   Class B shares (Note 2)                                   (2,429,975)      (2,193,704)      (11,748,894)    (14,419,159)
   Class C shares (Note 2)                                     (819,029)        (229,683)       (3,005,495)     (1,407,408)
                                                           ------------     ------------      ------------    ------------
Increase (decrease) in net assets from
   share transactions                                       (12,429,896)        (850,333)      (40,869,990)     12,113,161
                                                           ------------     ------------      ------------    ------------
Total increase (decrease) in net assets                     (16,139,632)       1,305,374       (54,812,473)     26,890,591
Net assets at beginning of year                              80,951,819       79,646,445       470,654,440     443,763,849
                                                           ------------     ------------      ------------    ------------
Net assets at end of year                                  $ 64,812,187     $ 80,951,819      $415,841,967    $470,654,440
                                                           ============     ============      ============    ============
Undistributed (excess of distributions over)
   net investment income                                   $        (74)    $         (1)     $    326,088    $         (1)
                                                           ------------     ------------      ------------    ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
76   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Statements of changes in net assets
AXP State Tax-Exempt Funds

                                                              New York Tax-Exempt Fund             Ohio Tax-Exempt Fund
Year ended June 30,                                             2004             2003              2004             2003
Operations and distributions
Investment income (loss) -- net                           $   3,491,957     $  4,379,277      $  2,294,258    $  2,753,549
Net realized gain (loss) on investments                       1,237,352        3,490,200          (246,174)      3,381,292
Net change in unrealized appreciation
   (depreciation) on investments                             (5,118,869)       1,311,479        (2,801,314)       (536,194)
                                                          -------------     ------------      ------------    ------------
Net increase (decrease) in net assets
   resulting from operations                                   (389,560)       9,180,956          (753,230)      5,598,647
                                                          -------------     ------------      ------------    ------------
Distributions to shareholders from:
   Net investment income
     Class A                                                 (2,982,840)      (3,714,692)       (1,917,434)     (2,355,316)
     Class B                                                   (443,612)        (612,202)         (277,749)       (341,210)
     Class C                                                    (58,190)         (55,183)          (61,732)        (58,726)
   Net realized gain
     Class A                                                 (1,792,067)        (361,006)         (822,499)     (1,264,773)
     Class B                                                   (349,327)         (74,215)         (159,181)       (248,631)
     Class C                                                    (45,440)          (6,930)          (35,511)        (46,669)
                                                          -------------     ------------      ------------    ------------
Total distributions                                          (5,671,476)      (4,824,228)       (3,274,106)     (4,315,325)
                                                          -------------     ------------      ------------    ------------
Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                    5,308,394       12,844,081         5,179,041      11,112,404
   Class B shares                                             1,490,534        3,806,201           915,169       3,644,407
   Class C shares                                               860,606        1,081,568           463,974       1,905,871
Reinvestment of distributions at net asset value
   Class A shares                                             4,083,913        3,182,162         2,178,569       2,866,712
   Class B shares                                               611,810          528,150           347,672         467,095
   Class C shares                                                97,082           59,237            94,195         100,763
Payments for redemptions
   Class A shares                                           (22,699,309)     (14,663,801)      (14,186,759)    (17,941,651)
   Class B shares (Note 2)                                   (3,905,116)      (5,491,739)       (3,712,886)     (3,155,366)
   Class C shares (Note 2)                                   (1,130,447)        (207,137)       (1,192,556)       (241,528)
                                                          -------------     ------------      ------------    ------------
Increase (decrease) in net assets
   from share transactions                                  (15,282,533)       1,138,722        (9,913,581)     (1,241,293)
                                                          -------------     ------------      ------------    ------------
Total increase (decrease) in net assets                     (21,343,569)       5,495,450       (13,940,917)         42,029
Net assets at beginning of year                             117,407,040      111,911,590        82,555,665      82,513,636
                                                          -------------     ------------      ------------    ------------
Net assets at end of year                                 $  96,063,471     $117,407,040      $ 68,614,748    $ 82,555,665
                                                          =============     ============      ============    ============
Undistributed (excess of distributions over)
   net investment income                                  $       7,315     $         --      $     37,339    $         (4)
                                                          -------------     ------------      ------------    ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
77   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Notes to Financial Statements

AXP State Tax-Exempt Funds

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AXP California Tax-Exempt Trust and AXP Special Tax-Exempt Series Trust were organized as Massachusetts business trusts. AXP California Tax-Exempt Trust includes only AXP California Tax-Exempt Fund. AXP Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds and one insured national tax-exempt fund, including AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund and AXP Ohio Tax-Exempt Fund (the Funds). The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended). Each Fund has unlimited authorized shares of beneficial interest.

Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than Funds that have a broader geographical diversification.

Each Fund offers Class A, Class B and Class C shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and incremental transfer agency fee (class specific expenses) differ among classes. Income, expenses (other than class-specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
78   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Funds may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
79   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Swap transactions

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Funds may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Funds may employ swaps to synthetically add or subtract principal exposure to the municipal market.

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Funds will realize a gain or a loss when the swap is terminated. The Funds did not enter into any swap agreements for the year ended June 30, 2004.

Federal taxes

Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                California    Massachusetts       Michigan       Minnesota      New York         Ohio
                                Tax-Exempt     Tax-Exempt        Tax-Exempt     Tax-Exempt     Tax-Exempt     Tax-Exempt
                                   Fund           Fund              Fund           Fund           Fund           Fund
Undistributed net
   investment income               $--            $--               $--            $--            $--          $   --
Accumulated net
   realized gain (loss)             --             --                --             --             --           3,250
                                   ---            ---               ---            ---            ---          ------
Additional paid-in capital
   reduction (increase)            $--            $--               $--            $--            $--          $3,250
                                   ---            ---               ---            ---            ---          ------

--------------------------------------------------------------------------------
80   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

The tax character of distributions paid for the years indicated is as follows:

Year ended June 30,                                              2004            2003

California Tax-Exempt Fund

Class A
Distributions paid from:
      Ordinary income -- tax-exempt distributions(a)         $8,492,465     $10,384,472
      Long-term capital gain                                  2,563,129              --
Class B
Distributions paid from:
      Ordinary income -- tax-exempt distributions(a)            769,181       1,025,356
      Long-term capital gain                                    291,280              --
Class C
Distributions paid from:
      Ordinary income -- tax-exempt distributions(a)            139,214         156,722
      Long-term capital gain                                     48,764              --

(a) Tax-exempt distributions were 98.76% and 95.23% for the years ended 2004 and 2003, respectively.

Massachusetts Tax-Exempt Fund

Class A
Distributions paid from:
      Ordinary income -- tax-exempt distributions(b)         $2,888,124      $2,467,733
      Long-term capital gain                                     43,018         237,976
Class B
Distributions paid from:
      Ordinary income -- tax-exempt distributions(b)            811,827         725,227
      Long-term capital gain                                     14,697          91,179
Class C
Distributions paid from:
      Ordinary income -- tax-exempt distributions(b)             64,342          52,948
      Long-term capital gain                                      1,171           4,771

(b) Tax-exempt distributions were 100% and 98.07% for the years ended 2004 and 2003, respectively.

Michigan Tax-Exempt Fund

Class A
Distributions paid from:
      Ordinary income -- tax-exempt distributions(c)         $2,833,949      $2,897,168
      Long-term capital gain                                    332,310         719,836
Class B
Distributions paid from:
      Ordinary income -- tax-exempt distributions(c)            312,118         311,214
      Long-term capital gain                                     43,883          97,368
Class C
Distributions paid from:
      Ordinary income -- tax-exempt distributions(c)             74,909          58,053
      Long-term capital gain                                      9,954          17,788

(c) Tax-exempt distributions were 100% and 97.45% for the years ended 2004 and 2003, respectively.

--------------------------------------------------------------------------------
81   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Year ended June 30,                                              2004            2003

Minnesota Tax-Exempt Fund

Class A
Distributions paid from:
      Ordinary income -- tax-exempt distributions(d)        $13,145,714     $16,640,497
      Long-term capital gain                                         --              --
Class B
Distributions paid from:
      Ordinary income -- tax-exempt distributions(d)          1,780,915       2,456,421
      Long-term capital gain                                         --              --
Class C
Distributions paid from:
      Ordinary income -- tax-exempt distributions(d)            262,576         250,785
      Long-term capital gain                                         --              --

(d) Tax-exempt distributions were 99.97% and 99.58% for the years ended 2004 and 2003, respectively.

New York Tax-Exempt Fund

Class A
Distributions paid from:
      Ordinary income -- tax-exempt distributions(e)         $3,845,797      $3,714,692
      Long-term capital gain                                    929,110         361,006
Class B
Distributions paid from:
      Ordinary income -- tax-exempt distributions(e)            611,845         612,202
      Long-term capital gain                                    181,094          74,215
Class C
Distributions paid from:
      Ordinary income -- tax-exempt distributions(e)             80,074          55,183
      Long-term capital gain                                     23,556           6,930

(e) Tax-exempt distributions were 99.98% and 98.89% for the years ended 2004 and 2003, respectively.

Ohio Tax-Exempt Fund

Class A
Distributions paid from:
      Ordinary income -- tax-exempt distributions(f)         $2,567,342      $2,355,316
      Long-term capital gain                                    172,591       1,264,773
Class B
Distributions paid from:
      Ordinary income -- tax-exempt distributions(f)            403,527         341,210
      Long-term capital gain                                     33,403         248,631
Class C
Distributions paid from:
      Ordinary income -- tax-exempt distributions(f)             89,791          58,726
      Long-term capital gain                                      7,452          46,669

(f) Tax-exempt distributions were 99.97% and 98.66% for the years ended 2004 and 2003, respectively.

--------------------------------------------------------------------------------
82   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

As of June 30, 2004, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                          Accumulated          Unrealized
                                     Undistributed         long-term          appreciation
Fund                               tax-exempt income      gain (loss)        (depreciation)
California Tax-Exempt Fund             $164,525          $2,052,579           $2,345,214
Massachusetts Tax-Exempt Fund            31,380              71,835              112,875
Michigan Tax-Exempt Fund                 31,296              49,523              507,248
Minnesota Tax-Exempt Fund               204,283             756,396            3,003,725
New York Tax-Exempt Fund                 95,982             941,479            1,352,088
Ohio Tax-Exempt Fund                     32,845            (438,217)            (257,988)

Dividends to shareholders

Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Each Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets in reducing percentages from 0.47% to 0.38% annually.

Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other American Express mutual funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each Fund until distributed in accordance with the Plan.

--------------------------------------------------------------------------------
83   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $20.50

o  Class B $21.50

o  Class C $21.00

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the base fee of $18.50.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

Each Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate up to 0.25% of each Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

For the year ended June 30, 2004, AEFC and its affiliates waived certain fees and expenses as follows:

Fund                                   Class A              Class B              Class C
Massachusetts Tax-Exempt Fund           0.88%                1.64%               1.64%
Michigan Tax-Exempt Fund                0.88                 1.63                1.64
New York Tax-Exempt Fund                0.88                 1.63                1.63
Ohio Tax-Exempt Fund                    0.88                 1.63                1.63

In addition, AEFC and its affiliates have agreed to waive certain fees and expenses until June 30, 2005. Under this agreement, net expenses will not exceed 0.88% for Class A, 1.64% for Class B and 1.64% for Class C of the Fund's average daily net assets for Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New York Tax-Exempt Fund and Ohio Tax-Exempt Fund.

Sales charges received by the Distributor for distributing the Funds' shares for the year ended June 30, 2004, are as follows:

Fund                                    Class A             Class B              Class C
California Tax-Exempt Fund            $209,565             $34,041              $3,291
Massachusetts Tax-Exempt Fund          123,461              38,039               1,594
Michigan Tax-Exempt Fund                91,284              16,779                 696
Minnesota Tax-Exempt Fund              583,898              57,835               4,118
New York Tax-Exempt Fund               125,516              28,357               1,639
Ohio Tax-Exempt Fund                    88,585              22,659               2,117

--------------------------------------------------------------------------------
84   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

During the year ended June 30, 2004, the Funds' custodian and transfer agency fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                                       Reduction
California Tax-Exempt Fund                                  $2,005
Massachusetts Tax-Exempt Fund                                1,002
Michigan Tax-Exempt Fund                                     1,826
Minnesota Tax-Exempt Fund                                    8,695
New York Tax-Exempt Fund                                       619
Ohio Tax-Exempt Fund                                         1,572

3. SECURITIES TRANSACTIONS

For the year ended June 30, 2004, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                    Purchases       Proceeds
California Tax-Exempt Fund             $69,117,039    $106,519,935
Massachusetts Tax-Exempt Fund           12,098,471      22,445,716
Michigan Tax-Exempt Fund                22,132,267      32,349,469
Minnesota Tax-Exempt Fund               94,800,309     123,031,872
New York Tax-Exempt Fund                35,189,794      46,999,329
Ohio Tax-Exempt Fund                    11,987,556      18,715,668

Realized gains and losses are determined on an identified cost basis.

4. SHARE TRANSACTIONS

Transactions in shares for each Fund for the years indicated are as follows:

                                                      California Tax-Exempt Fund
                                                       Year ended June 30, 2004
                                              Class A           Class B          Class C
Sold                                        3,033,671           206,871          230,075
Issued for reinvested distributions         1,537,634           166,830           33,943
Redeemed                                  (10,732,762)       (1,184,067)        (449,095)
                                          -----------        ----------         --------
Net increase (decrease)                    (6,161,457)         (810,366)        (185,077)
                                           ----------          --------         --------

                                                       Year ended June 30, 2003
                                              Class A           Class B          Class C
Sold                                        4,920,750           843,755          467,000
Issued for reinvested distributions         1,318,953           146,936           27,986
Redeemed                                   (6,719,587)       (1,217,542)        (247,050)
                                           ----------        ----------         --------
Net increase (decrease)                      (479,884)         (226,851)         247,936
                                             --------          --------          -------

--------------------------------------------------------------------------------
85   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

                                                    Massachusetts Tax-Exempt Fund
                                                       Year ended June 30, 2004
                                              Class A           Class B          Class C
Sold                                        1,191,577           251,911          124,956
Issued for reinvested distributions           459,165           126,234           11,326
Redeemed                                   (3,531,720)         (876,712)        (154,180)
                                           ----------          --------         --------
Net increase (decrease)                    (1,880,978)         (498,567)         (17,898)
                                           ----------          --------          -------

                                                       Year ended June 30, 2003
                                              Class A           Class B          Class C
Sold                                        2,973,508           848,985          213,917
Issued for reinvested distributions           400,774           120,059            9,969
Redeemed                                   (2,489,809)       (1,034,373)        (318,685)
                                           ----------        ----------         --------
Net increase (decrease)                       884,473           (65,329)         (94,799)
                                              -------           -------          -------

                                                       Michigan Tax-Exempt Fund
                                                       Year ended June 30, 2004
                                              Class A           Class B          Class C
Sold                                          736,955            87,977          117,722
Issued for reinvested distributions           492,872            49,175           13,759
Redeemed                                   (3,227,509)         (459,337)        (153,247)
                                           ----------          --------         --------
Net increase (decrease)                    (1,997,682)         (322,185)         (21,766)
                                           ----------          --------          -------

                                                       Year ended June 30, 2003
                                              Class A           Class B          Class C
Sold                                        1,723,071           486,550          165,970
Issued for reinvested distributions           536,475            59,391            9,871
Redeemed                                   (2,688,470)         (405,534)         (42,907)
                                           ----------          --------          -------
Net increase (decrease)                      (428,924)          140,407          132,934
                                             --------           -------          -------

                                                       Minnesota Tax-Exempt Fund
                                                       Year ended June 30, 2004
                                              Class A           Class B          Class C
Sold                                        5,989,136           678,333          581,550
Issued for reinvested distributions         2,028,244           281,844           43,186
Redeemed                                  (14,563,010)       (2,227,995)        (570,516)
                                          -----------        ----------         --------
Net increase (decrease)                    (6,545,630)       (1,267,818)          54,220
                                           ----------        ----------           ------

                                                       Year ended June 30, 2003
                                              Class A           Class B          Class C
Sold                                       12,133,872         2,616,564        1,001,540
Issued for reinvested distributions         2,483,116           381,654           42,223
Redeemed                                  (13,380,622)       (2,705,709)        (266,460)
                                          -----------        ----------         --------
Net increase (decrease)                     1,236,366           292,509          777,303
                                            ---------           -------          -------

--------------------------------------------------------------------------------
86   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

                                                       New York Tax-Exempt Fund
                                                       Year ended June 30, 2004
                                              Class A           Class B          Class C
Sold                                        1,018,559           285,671          164,025
Issued for reinvested distributions           784,799           117,555           18,658
Redeemed                                   (4,372,625)         (752,175)        (218,063)
                                           ----------          --------         --------
Net increase (decrease)                    (2,569,267)         (348,949)         (35,380)
                                           ----------          --------          -------

                                                       Year ended June 30, 2003
                                              Class A           Class B          Class C
Sold                                        2,423,798           721,796          204,473
Issued for reinvested distributions           603,510           100,198           11,232
Redeemed                                   (2,774,804)       (1,031,770)         (39,117)
                                           ----------        ----------          -------
Net increase (decrease)                       252,504          (209,776)         176,588
                                              -------          --------          -------

                                                         Ohio Tax-Exempt Fund
                                                       Year ended June 30, 2004
                                              Class A           Class B          Class C
Sold                                          974,625           172,274           87,413
Issued for reinvested distributions           411,677            65,666           17,779
Redeemed                                   (2,689,966)         (708,242)        (225,894)
                                           ----------          --------         --------
Net increase (decrease)                    (1,303,664)         (470,302)        (120,702)
                                           ----------          --------         --------

                                                       Year ended June 30, 2003
                                              Class A           Class B          Class C
Sold                                        2,059,938           678,806          352,942
Issued for reinvested distributions           536,484            87,539           18,871
Redeemed                                   (3,337,849)         (585,735)         (44,619)
                                           ----------          --------          -------
Net increase (decrease)                      (741,427)          180,610          327,194
                                             --------           -------          -------

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, capital loss carry-overs as of June 30, 2004 are as follows:

Fund                                            Carry-over      Expiration date
Ohio Tax-Exempt Fund                             $438,217            2013

It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until the respective capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
87   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

6. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Each Fund had no borrowings outstanding during the year ended June 30, 2004.

7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

AXP California Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.37      $5.23      $5.18      $5.03      $5.18
Income from investment operations:
Net investment income (loss)                                                 .21        .23        .24        .25        .26
Net gains (losses) (both realized and unrealized)                           (.20)       .14        .05        .15       (.15)
Total from investment operations                                             .01        .37        .29        .40        .11
Less distributions:
Dividends from net investment income                                        (.21)      (.23)      (.24)      (.25)      (.26)
Distributions from realized gains                                           (.06)        --         --         --         --
Total distributions                                                         (.27)      (.23)      (.24)      (.25)      (.26)
Net asset value, end of period                                             $5.11      $5.37      $5.23      $5.18      $5.03

Ratios/supplemental data
Net assets, end of period (in millions)                                     $194       $237       $234       $231       $213
Ratio of expenses to average daily net assets(b)                            .86%       .85%       .84%       .85%       .82%
Ratio of net investment income (loss) to average daily net assets          4.03%      4.34%      4.56%      4.79%      5.18%
Portfolio turnover rate (excluding short-term securities)                    30%        95%        16%        11%        18%
Total return(c)                                                             .25%      7.26%      5.66%      8.00%      2.19%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
88   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP California Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.37      $5.23      $5.17      $5.03      $5.18
Income from investment operations:
Net investment income (loss)                                                 .17        .19        .20        .21        .22
Net gains (losses) (both realized and unrealized)                           (.20)       .14        .06        .14       (.15)
Total from investment operations                                            (.03)       .33        .26        .35        .07
Less distributions:
Dividends from net investment income                                        (.17)      (.19)      (.20)      (.21)      (.22)
Distributions from realized gains                                           (.06)        --         --         --         --
Total distributions                                                         (.23)      (.19)      (.20)      (.21)      (.22)
Net asset value, end of period                                             $5.11      $5.37      $5.23      $5.17      $5.03

Ratios/supplemental data
Net assets, end of period (in millions)                                      $21        $27        $27        $24        $21
Ratio of expenses to average daily net assets(b)                           1.61%      1.60%      1.59%      1.60%      1.58%
Ratio of net investment income (loss) to average daily net assets          3.28%      3.58%      3.81%      3.99%      4.43%
Portfolio turnover rate (excluding short-term securities)                    30%        95%        16%        11%        18%
Total return(c)                                                            (.50%)     6.44%      5.07%      6.98%      1.44%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
89   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP California Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000(b)
Net asset value, beginning of period                                       $5.38      $5.24      $5.18      $5.03      $5.02
Income from investment operations:
Net investment income (loss)                                                 .17        .19        .20        .21         --
Net gains (losses) (both realized and unrealized)                           (.20)       .14        .06        .15        .01
Total from investment operations                                            (.03)       .33        .26        .36        .01
Less distributions:
Dividends from net investment income                                        (.17)      (.19)      (.20)      (.21)        --
Distributions from realized gains                                           (.06)        --         --         --         --
Total distributions                                                         (.23)      (.19)      (.20)      (.21)        --
Net asset value, end of period                                             $5.12      $5.38      $5.24      $5.18      $5.03

Ratios/supplemental data
Net assets, end of period (in millions)                                       $4         $5         $3         $1        $--
Ratio of expenses to average daily net assets(c)                           1.62%      1.61%      1.60%      1.60%      1.58%(d)
Ratio of net investment income (loss) to average daily net assets          3.27%      3.56%      3.86%      4.04%      4.43%(d)
Portfolio turnover rate (excluding short-term securities)                    30%        95%        16%        11%        18%
Total return(e)                                                            (.50%)     6.43%      5.07%      7.20%       .20%(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

--------------------------------------------------------------------------------
90   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.51      $5.37      $5.28      $5.11      $5.39
Income from investment operations:
Net investment income (loss)                                                 .18        .19        .22        .27        .27
Net gains (losses) (both realized and unrealized)                           (.19)       .16        .09        .17       (.27)
Total from investment operations                                            (.01)       .35        .31        .44         --
Less distributions:
Dividends from net investment income                                        (.18)      (.19)      (.22)      (.27)      (.28)
Distributions from realized gains                                           (.06)      (.02)        --         --         --
Total distributions                                                         (.24)      (.21)      (.22)      (.27)      (.28)
Net asset value, end of period                                             $5.26      $5.51      $5.37      $5.28      $5.11

Ratios/supplemental data
Net assets, end of period (in millions)                                      $59        $73        $66        $65        $59
Ratio of expenses to average daily net assets(b)                            .88%(c)    .88%(c)    .91%       .95%       .93%
Ratio of net investment income (loss) to average daily net assets          3.35%      3.57%      4.11%      5.04%      5.28%
Portfolio turnover rate (excluding short-term securities)                    14%       141%        53%         4%         7%
Total return(d)                                                            (.24%)     6.73%      5.94%      8.64%       .04%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.93% and 0.92% for the years ended June 30, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
91   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.51      $5.37      $5.28      $5.11      $5.39
Income from investment operations:
Net investment income (loss)                                                 .14        .15        .18        .23        .24
Net gains (losses) (both realized and unrealized)                           (.19)       .16        .09        .17       (.28)
Total from investment operations                                            (.05)       .31        .27        .40       (.04)
Less distributions:
Dividends from net investment income                                        (.14)      (.15)      (.18)      (.23)      (.24)
Distributions from realized gains                                           (.06)      (.02)        --         --         --
Total distributions                                                         (.20)      (.17)      (.18)      (.23)      (.24)
Net asset value, end of period                                             $5.26      $5.51      $5.37      $5.28      $5.11

Ratios/supplemental data
Net assets, end of period (in millions)                                      $21        $24        $24        $18        $16
Ratio of expenses to average daily net assets(b)                           1.64%(c)   1.63%(c)   1.66%      1.70%      1.69%
Ratio of net investment income (loss) to average daily net assets          2.59%      2.81%      3.34%      4.28%      4.53%
Portfolio turnover rate (excluding short-term securities)                    14%       141%        53%         4%         7%
Total return(d)                                                            (.99%)     5.92%      5.15%      7.83%      (.71%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.69% and 1.68% for the years ended June 30, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
92   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000(b)
Net asset value, beginning of period                                       $5.51      $5.37      $5.28      $5.11      $5.10
Income from investment operations:
Net investment income (loss)                                                 .14        .15        .18        .23         --
Net gains (losses) (both realized and unrealized)                           (.19)       .16        .09        .17        .01
Total from investment operations                                            (.05)       .31        .27        .40        .01
Less distributions:
Dividends from net investment income                                        (.14)      (.15)      (.18)      (.23)        --
Distributions from realized gains                                           (.06)      (.02)        --         --         --
Total distributions                                                         (.20)      (.17)      (.18)      (.23)        --
Net asset value, end of period                                             $5.26      $5.51      $5.37      $5.28      $5.11

Ratios/supplemental data
Net assets, end of period (in millions)                                       $2         $2         $2         $1        $--
Ratio of expenses to average daily net assets(c)                           1.64%(e)   1.64%(e)   1.66%      1.70%      1.69%(d)
Ratio of net investment income (loss) to average daily net assets          2.58%      2.88%      3.32%      4.30%      4.53%(d)
Portfolio turnover rate (excluding short-term securities)                    14%       141%        53%         4%         7%
Total return(f)                                                            (.97%)     5.91%      5.16%      7.84%       .20%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.69% and 1.68% for the years ended June 30, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
93   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.47      $5.33      $5.27      $5.09      $5.38
Income from investment operations:
Net investment income (loss)                                                 .19        .22        .24        .27        .27
Net gains (losses) (both realized and unrealized)                           (.18)       .19        .06        .18       (.29)
Total from investment operations                                             .01        .41        .30        .45       (.02)
Less distributions:
Dividends from net investment income                                        (.19)      (.22)      (.24)      (.27)      (.27)
Distributions from realized gains                                           (.08)      (.05)        --         --         --
Total distributions                                                         (.27)      (.27)      (.24)      (.27)      (.27)
Net asset value, end of period                                             $5.21      $5.47      $5.33      $5.27      $5.09

Ratios/supplemental data
Net assets, end of period (in millions)                                      $56        $70        $70        $67        $65
Ratio of expenses to average daily net assets(b)                            .88%(c)    .88%(c)    .92%       .95%       .89%
Ratio of net investment income (loss) to average daily net assets          3.55%      4.06%      4.57%      5.09%      5.30%
Portfolio turnover rate (excluding short-term securities)                    32%       113%        33%         4%        12%
Total return(d)                                                             .19%      8.00%      5.83%      8.90%      (.14%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.94% and 0.93% for the years ended June 30, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
94   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.47      $5.33      $5.27      $5.09      $5.38
Income from investment operations:
Net investment income (loss)                                                 .15        .18        .20        .23        .23
Net gains (losses) (both realized and unrealized)                           (.18)       .19        .06        .18       (.29)
Total from investment operations                                            (.03)       .37        .26        .41       (.06)
Less distributions:
Dividends from net investment income                                        (.15)      (.18)      (.20)      (.23)      (.23)
Distributions from realized gains                                           (.08)      (.05)        --         --         --
Total distributions                                                         (.23)      (.23)      (.20)      (.23)      (.23)
Net asset value, end of period                                             $5.21      $5.47      $5.33      $5.27      $5.09

Ratios/supplemental data
Net assets, end of period (in millions)                                       $7         $9         $8         $6         $6
Ratio of expenses to average daily net assets(b)                           1.63%(c)   1.63%(c)   1.67%      1.70%      1.64%
Ratio of net investment income (loss) to average daily net assets          2.79%      3.28%      3.82%      4.34%      4.55%
Portfolio turnover rate (excluding short-term securities)                    32%       113%        33%         4%        12%
Total return(d)                                                            (.56%)     7.18%      5.04%      8.09%      (.92%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.70% and 1.69% for the years ended June 30, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
95   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000(b)
Net asset value, beginning of period                                       $5.47      $5.33      $5.27      $5.09      $5.08
Income from investment operations:
Net investment income (loss)                                                 .15        .18        .20        .22         --
Net gains (losses) (both realized and unrealized)                           (.18)       .19        .06        .18        .01
Total from investment operations                                            (.03)       .37        .26        .40        .01
Less distributions:
Dividends from net investment income                                        (.15)      (.18)      (.20)      (.22)        --
Distributions from realized gains                                           (.08)      (.05)        --         --         --
Total distributions                                                         (.23)      (.23)      (.20)      (.22)        --
Net asset value, end of period                                             $5.21      $5.47      $5.33      $5.27      $5.09

Ratios/supplemental data
Net assets, end of period (in millions)                                       $2         $2         $1        $--        $--
Ratio of expenses to average daily net assets(c)                           1.64%(e)   1.63%(e)   1.66%      1.70%      1.64%(d)
Ratio of net investment income (loss) to average daily net assets          2.80%      3.27%      3.80%      4.36%      4.23%(d)
Portfolio turnover rate (excluding short-term securities)                    32%       113%        33%         4%        12%
Total return(f)                                                            (.57%)     7.18%      5.05%      8.02%       .20%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.70% and 1.69% for the years ended June 30, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
96   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.37      $5.20      $5.14      $5.00      $5.26
Income from investment operations:
Net investment income (loss)                                                 .19        .22        .25        .28        .29
Net gains (losses) (both realized and unrealized)                           (.17)       .17        .06        .14       (.27)
Total from investment operations                                             .02        .39        .31        .42        .02
Less distributions:
Dividends from net investment income                                        (.19)      (.22)      (.25)      (.28)      (.28)
Net asset value, end of period                                             $5.20      $5.37      $5.20      $5.14      $5.00

Ratios/supplemental data:
Net assets, end of period (in millions)                                     $347       $393       $375       $357       $340
Ratio of expenses to average daily net assets(b)                            .84%       .84%       .83%       .84%       .82%
Ratio of net investment income (loss) to average daily net assets          3.60%      4.26%      4.82%      5.45%      5.68%
Portfolio turnover rate (excluding short-term securities)                    23%        73%        36%         4%        18%
Total return(c)                                                             .32%      7.78%      6.15%      8.53%       .60%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
97   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.37      $5.20      $5.14      $5.00      $5.26
Income from investment operations:
Net investment income (loss)                                                 .15        .18        .21        .24        .25
Net gains (losses) (both realized and unrealized)                           (.17)       .17        .06        .14       (.26)
Total from investment operations                                            (.02)       .35        .27        .38       (.01)
Less distributions:
Dividends from net investment income                                        (.15)      (.18)      (.21)      (.24)      (.25)
Net asset value, end of period                                             $5.20      $5.37      $5.20      $5.14      $5.00

Ratios/supplemental data
Net assets, end of period (in millions)                                      $59        $68        $64        $53        $44
Ratio of expenses to average daily net assets(b)                           1.59%      1.59%      1.59%      1.60%      1.58%
Ratio of net investment income (loss) to average daily net assets          2.85%      3.48%      4.02%      4.70%      4.94%
Portfolio turnover rate (excluding short-term securities)                    23%        73%        36%         4%        18%
Total return(c)                                                            (.44%)     6.97%      5.36%      7.72%      (.16%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
98   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000(b)
Net asset value, beginning of period                                       $5.37      $5.20      $5.14      $5.00      $4.99
Income from investment operations:
Net investment income (loss)                                                 .15        .18        .21        .24         --
Net gains (losses) (both realized and unrealized)                           (.17)       .17        .06        .14        .01
Total from investment operations                                            (.02)       .35        .27        .38        .01
Less distributions:
Dividends from net investment income                                        (.15)      (.18)      (.21)      (.24)        --
Net asset value, end of period                                             $5.20      $5.37      $5.20      $5.14      $5.00

Ratios/supplemental data
Net assets, end of period (in millions)                                       $9         $9         $5         $2        $--
Ratio of expenses to average daily net assets(c)                           1.60%      1.60%      1.59%      1.59%      1.58%(d)
Ratio of net investment income (loss) to average daily net assets          2.84%      3.44%      4.04%      4.74%      4.94%(d)
Portfolio turnover rate (excluding short-term securities)                    23%        73%        36%         4%        18%
Total return(e)                                                            (.44%)     6.96%      5.36%      7.75%       .20%(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

--------------------------------------------------------------------------------
99   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP New York Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.36      $5.16      $5.12      $4.92      $5.15
Income from investment operations:
Net investment income (loss)                                                 .18        .20        .22        .25        .27
Net gains (losses) (both realized and unrealized)                           (.18)       .22        .04        .20       (.23)
Total from investment operations                                              --        .42        .26        .45        .04
Less distributions:
Dividends from net investment income                                        (.18)      (.20)      (.22)      (.25)      (.27)
Distributions from realized gains                                           (.11)      (.02)        --         --         --
Total distributions                                                         (.29)      (.22)      (.22)      (.25)      (.27)
Net asset value, end of period                                             $5.07      $5.36      $5.16      $5.12      $4.92

Ratios/supplemental data
Net assets, end of period (in millions)                                      $79        $97        $92        $88        $85
Ratio of expenses to average daily net assets(b)                            .88%(c)    .88%(c)    .90%       .91%       .88%
Ratio of net investment income (loss) to average daily net assets          3.44%      3.88%      4.38%      4.90%      5.27%
Portfolio turnover rate (excluding short-term securities)                    36%        91%        44%        13%        11%
Total return(d)                                                            (.02%)     8.43%      5.26%      9.28%       .77%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.93% and 0.90% for the years ended June 30, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
100   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP New York Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.36      $5.16      $5.12      $4.92      $5.15
Income from investment operations:
Net investment income (loss)                                                 .14        .16        .19        .21        .23
Net gains (losses) (both realized and unrealized)                           (.18)       .22        .04        .20       (.23)
Total from investment operations                                            (.04)       .38        .23        .41         --
Less distributions:
Dividends from net investment income                                        (.14)      (.16)      (.19)      (.21)      (.23)
Distributions from realized gains                                           (.11)      (.02)        --         --         --
Total distributions                                                         (.25)      (.18)      (.19)      (.21)      (.23)
Net asset value, end of period                                             $5.07      $5.36      $5.16      $5.12      $4.92

Ratios/supplemental data
Net assets, end of period (in millions)                                      $15        $18        $18        $16        $13
Ratio of expenses to average daily net assets(b)                           1.63%(c)   1.63%(c)   1.65%      1.66%      1.63%
Ratio of net investment income (loss) to average daily net assets          2.69%      3.13%      3.60%      4.14%      4.54%
Portfolio turnover rate (excluding short-term securities)                    36%        91%        44%        13%        11%
Total return(d)                                                            (.78%)     7.61%      4.48%      8.47%       .01%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.69% and 1.66% for the years ended June 30, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
101   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP New York Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000(b)
Net asset value, beginning of period                                       $5.36      $5.16      $5.11      $4.92      $4.91
Income from investment operations:
Net investment income (loss)                                                 .14        .16        .19        .21         --
Net gains (losses) (both realized and unrealized)                           (.18)       .22        .05        .19        .01
Total from investment operations                                            (.04)       .38        .24        .40        .01
Less distributions:
Dividends from net investment income                                        (.14)      (.16)      (.19)      (.21)        --
Distributions from realized gains                                           (.11)      (.02)        --         --         --
Total distributions                                                         (.25)      (.18)      (.19)      (.21)        --
Net asset value, end of period                                             $5.07      $5.36      $5.16      $5.11      $4.92

Ratios/supplemental data
Net assets, end of period (in millions)                                       $2         $2         $1        $--        $--
Ratio of expenses to average daily net assets(c)                           1.63%(e)   1.64%(e)   1.66%      1.66%      1.63%(d)
Ratio of net investment income (loss) to average daily net assets          2.68%      3.07%      3.69%      4.09%      4.54%(d)
Portfolio turnover rate (excluding short-term securities)                    36%        91%        44%        13%        11%
Total return(f)                                                            (.78%)     7.60%      4.68%      8.26%       .20%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.69% and 1.66% for the years ended June 30, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
102   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.43      $5.35      $5.27      $5.13      $5.36
Income from investment operations:
Net investment income (loss)                                                 .17        .18        .22        .27        .27
Net gains (losses) (both realized and unrealized)                           (.20)       .19        .08        .14       (.23)
Total from investment operations                                            (.03)       .37        .30        .41        .04
Less distributions:
Dividends from net investment income                                        (.17)      (.18)      (.22)      (.27)      (.27)
Distributions from realized gains                                           (.07)      (.11)        --         --         --
Total distributions                                                         (.24)      (.29)      (.22)      (.27)      (.27)
Net asset value, end of period                                             $5.16      $5.43      $5.35      $5.27      $5.13

Ratios/supplemental data
Net assets, end of period (in millions)                                      $56        $67        $69        $67        $60
Ratio of expenses to average daily net assets(b)                            .88%(c)    .88%(c)    .91%       .93%       .88%
Ratio of net investment income (loss) to average daily net assets          3.13%      3.40%      4.22%      4.98%      5.31%
Portfolio turnover rate (excluding short-term securities)                    17%       194%        33%         3%        13%
Total return(d)                                                            (.67%)     7.08%      5.87%      7.95%       .91%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.95% and 0.92% for the years ended June 30, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
103   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.43      $5.34      $5.27      $5.13      $5.36
Income from investment operations:
Net investment income (loss)                                                 .13        .14        .18        .23        .23
Net gains (losses) (both realized and unrealized)                           (.20)       .20        .07        .14       (.23)
Total from investment operations                                            (.07)       .34        .25        .37         --
Less distributions:
Dividends from net investment income                                        (.13)      (.14)      (.18)      (.23)      (.23)
Distributions from realized gains                                           (.07)      (.11)        --         --         --
Total distributions                                                         (.20)      (.25)      (.18)      (.23)      (.23)
Net asset value, end of period                                             $5.16      $5.43      $5.34      $5.27      $5.13

Ratios/supplemental data
Net assets, end of period (in millions)                                      $10        $13        $12         $8         $7
Ratio of expenses to average daily net assets(b)                           1.63%(c)   1.63%(c)   1.66%      1.68%      1.64%
Ratio of net investment income (loss) to average daily net assets          2.38%      2.62%      3.46%      4.23%      4.55%
Portfolio turnover rate (excluding short-term securities)                    17%       194%        33%         3%        13%
Total return(d)                                                           (1.43%)     6.47%      4.89%      7.15%       .14%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.71% and 1.68% for the years ended June 30, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
104   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000(b)
Net asset value, beginning of period                                       $5.43      $5.35      $5.28      $5.13      $5.12
Income from investment operations:
Net investment income (loss)                                                 .13        .14        .18        .22         --
Net gains (losses) (both realized and unrealized)                           (.20)       .19        .07        .15        .01
Total from investment operations                                            (.07)       .33        .25        .37        .01
Less distributions:
Dividends from net investment income                                        (.13)      (.14)      (.18)      (.22)        --
Distributions from realized gains                                           (.07)      (.11)        --         --         --
Total distributions                                                         (.20)      (.25)      (.18)      (.22)        --
Net asset value, end of period                                             $5.16      $5.43      $5.35      $5.28      $5.13

Ratios/supplemental data
Net assets, end of period (in millions)                                       $2         $3         $1         $1        $--
Ratio of expenses to average daily net assets(c)                           1.63%(e)   1.63%(e)   1.66%      1.68%      1.64%(d)
Ratio of net investment income (loss) to average daily net assets          2.38%      2.54%      3.45%      4.26%      4.55%(d)
Portfolio turnover rate (excluding short-term securities)                    17%       194%        33%         3%        13%
Total return(f)                                                           (1.44%)     6.26%      4.89%      7.27%       .20%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.71% and 1.68% for the years ended June 30, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
105   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Report of Independent
                Registered Public Accounting Firm

THE BOARD AND SHAREHOLDERS

AXP CALIFORNIA TAX-EXEMPT TRUST

AXP SPECIAL TAX-EXEMPT SERIES TRUST

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of AXP California Tax-Exempt Fund (a fund within AXP California Tax-Exempt Trust) and AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund and AXP Ohio Tax-Exempt Fund (funds within AXP Special Tax-Exempt Series Trust) as of June 30, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended June 30, 2004, and the financial highlights for each of the years in the five-year period ended June 30, 2004. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP California Tax-Exempt Fund, AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund and AXP Ohio Tax-Exempt Fund as of June 30, 2004, and the results of their operations, changes in their net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

August 20, 2004

--------------------------------------------------------------------------------
106   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Investments in Securities

AXP Insured Tax-Exempt Fund

June 30, 2004

(Percentages represent value of investments compared to net assets)

Municipal bonds (97.2%)
Name of                 Coupon                 Principal           Value(a)
issuer and               rate                   amount
title of
issue(d,e)

Alabama (4.9%)
Alabama Public School & College Authority
  Revenue Bonds Capital Improvement
  Series 1999D (FSA)
   08-01-18               5.50%             $5,000,000            $5,360,250
City of Birmingham
  Unlimited General Obligation
  Refunding Warrants Series 2003A
  (AMBAC)
   06-01-13               5.25               1,755,000             1,923,971
City of Hoover
  Unlimited General Obligation Warrants
  Series 2003 (MBIA)
   03-01-20               5.00               5,000,000             5,160,150
County of Jefferson
  Refunding Revenue Bonds
  Series 2003B (FSA)
   02-01-16               5.25               4,080,000             4,320,883
University of Alabama
  Revenue Bonds
  Series 2003A (AMBAC)
   06-01-07               5.00               3,415,000             3,641,654
Total                                                             20,406,908

Alaska (1.2%)
North Slope Boro
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon Series 1995A (MBIA)
   06-30-06               5.61               5,300,000(b)          5,058,055

Arizona (1.1%)
Mesa Municipal Development Corporation
  Refunding Revenue Bonds
  Series 2001 (FSA)
   01-01-05               4.00               1,000,000             1,012,890
Tempe Union High School District #213
  Unlimited General Obligation
  Refunding Bonds
  Series 2002 (FSA)
   07-01-06               5.00               3,500,000             3,692,220
Total                                                              4,705,110

Arkansas (0.1%)
Arkansas Development Finance Authority
  Revenue Bonds
  ADFA Guaranty Program
  Series 2000B (AMBAC) A.M.T.
   12-01-20               5.80                 500,000               524,890

California (14.8%)
California Rural Home Mortgage Finance Authority
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 1997A-2 (GNMA/FNMA/FHLMC) A.M.T.
   09-01-29               7.00                 235,000               238,278
California State Department of Water Resources
  Revenue Bonds
  Series 2002A (MBIA)
   05-01-09               5.25               8,000,000             8,746,640
Cerritos Public Financing Authority
  Tax Allocation Redevelopment Bonds
  Series 2002A (AMBAC)
   11-01-24               5.00               2,340,000             2,346,880
Delta Counties Home Mortgage Finance Authority
  Revenue Bonds
  PAC Mortgage-backed Securities
  Series 1998A (MBIA/GNMA/FNMA) A.M.T.
   06-01-24               6.70                 165,000               167,094

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Name of                 Coupon                 Principal           Value(a)
issuer and               rate                   amount
title of
issue(d,e)

California (cont.)
Desert Sands Unified School District
  Certificates of Participation
  Pre-refunded Bonds
  Convertible Capital Appreciation
  Series 1995 (FSA)
   03-01-20               6.45%             $2,730,000            $2,870,540
Fairfield-Suisun Unified School District
  Unlimited General Obligation Bonds
  Election 2002
  Series 2004 (MBIA)
   08-01-28               5.50               3,000,000             3,130,590
Fontana Unified School District
  Unlimited General Obligation
  Pre-refunded Bonds
  Series 1995C (FGIC)
   05-01-20               6.15               6,000,000             6,728,820
Sacramento Municipal Utility District
  Revenue Bonds
  Sacramento Mud
  Series 2003R (MBIA)
   08-15-23               5.00               2,370,000             2,394,577
San Diego Convention Center
  Expansion Financing Authority
  Revenue Bonds Series 1998A
  (AMBAC)
   04-01-12               5.25               3,065,000             3,332,329
San Diego Unified School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Election 1998
  Series 2002D (FGIC)
   07-01-21               5.25               2,850,000             2,981,100
San Francisco State Building Authority
  Revenue Bonds
  San Francisco Civic Center Complex
  Series 1996A (AMBAC)
   12-01-16               5.25               4,000,000             4,282,480
San Jose Redevelopment Agency
  Tax Allocation Bonds
  Merged Area Redevelopment
  Series 2002 (MBIA)
   08-01-32               5.00               5,000,000             4,862,600
Santa Clara Valley Transportation Authority
  Revenue Bonds Measure A
  Series 2004 (AMBAC)
   04-01-36               5.50               2,000,000(i)          2,137,900
State of California
  Unlimited General Obligation Bonds
  Series 1997 (AMBAC)
   10-01-18               5.00               2,500,000             2,569,675
State of California
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   02-01-27               5.25               5,000,000             5,048,550
State of California
  Unlimited General Obligation Bonds
  Series 2004A (MBIA)
   07-01-11               5.00               5,900,000             6,429,230
Sweetwater Union High School District
  Certificates of Participation
  Series 2002 (FSA)
   09-01-21               5.00               3,255,000             3,331,493
Total                                                             61,598,776

Colorado (1.7%)
Boulder, Larimer & Weld Counties
  St Vrain Valley School District Re #1
  Unlimited General Obligation Refunding
  Bonds Series 2002 (MBIA)
   12-15-10               5.00               2,000,000             2,159,540
Broomfield
  Certificates of Participation
  Open Space Park & Recreation Facilities
  Series 2000 (AMBAC)
   12-01-20               5.50               1,000,000             1,062,370
Douglas County School District Re #1
  Douglas & Elbert Counties
  Unlimited General Obligation Un-refunded
  Balance Bonds Series 1994A (MBIA)
   12-15-16               6.50                  65,000                67,070
University of Colorado
  Certificates of Participation
  Master Lease Purchase Agreement
  Series 2003A (AMBAC)
   06-01-23               5.00               3,700,000             3,745,621
Total                                                              7,034,601

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Name of                 Coupon                 Principal           Value(a)
issuer and               rate                   amount
title of
issue(d,e)

Delaware (0.1%)
Delaware State Health Facilities Authority Revenue
  Pre-refunded Revenue Bonds
  Medical Center of Delaware
  Series 1989 (MBIA)
   10-01-15               7.00%               $325,000              $329,462

District of Columbia (0.6%)
Metropolitan Washington Airports Authority
  Revenue Bonds
  2nd Series 2001R Inverse Floater
  (MBIA) A.M.T.
   10-01-27               9.75               2,500,000(g)          2,616,300

Florida (3.9%)
Broward County School Board
  Certificates of Participation
  Series 2003 (MBIA)
   07-01-24               5.00               3,000,000             3,013,500
County of Leon
  Certificates of Participation
  Master Lease Program
  Series 1997 (MBIA)
   07-01-17               5.13               1,960,000             2,049,592
Florida State Board of Education
  Revenue Bonds
  Series 2000C (FGIC)
   07-01-16               5.25               4,000,000             4,312,520
Jacksonville
  Refunding & Improvement Revenue Bonds
  Series 2002A (AMBAC)
   10-01-13               5.50               3,030,000             3,391,509
Orange County
  Refunding Revenue Bonds
  Series 2002A (AMBAC)
   10-01-12               5.50               3,000,000             3,335,880
Total                                                             16,103,001

Georgia (3.3%)
Cherokee County Water & Sewer Authority
  Revenue Bonds Series 1995
  Escrowed to Maturity (MBIA)
   08-01-25               5.20                 555,000               590,631
Cherokee County Water & Sewer Authority
  Un-refunded Balance Revenue Bonds
  Series 1995 (MBIA)
   08-01-25               5.20               2,665,000             2,751,666
City of Atlanta
  Refunding Revenue Bonds
  Series 1994A Escrowed to Maturity
  (AMBAC)
   01-01-08               6.50               2,750,000             3,083,768
City of Atlanta
  Revenue Bonds
  Series 2000B (FGIC) A.M.T.
   01-01-08               5.63               3,190,000             3,430,175
County of Fulton
  Revenue Bonds
  Series 1992
  Escrowed to Maturity
  (FGIC)
   01-01-14               6.38               3,125,000             3,610,312
County of Fulton
  Un-refunded Balance Revenue Bonds
  Series 1992 (FGIC)
   01-01-14               6.38                 125,000               144,946
Total                                                             13,611,498

Illinois (6.8%)
City of Chicago
  Unlimited General Obligation Bonds
  Series 2001A (MBIA)
   01-01-31               5.00               4,000,000             3,914,440
County of Cook
  Unlimited General Obligation Bonds
  Series 2001A (FGIC)
   11-15-29               5.25               3,310,000             3,328,371
Lake County Community High School
  District #127 Grayslake
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon Series 2002B (FGIC)
   02-01-16               5.32               4,000,000(b)          2,264,240
Metropolitan Pier & Exposition Authority
  Revenue Bonds
  McCormick Place Expansion
  Series 2002A (MBIA)
   06-15-42               5.25               9,325,000             9,339,453
Southern Illinois University
  Housing & Auxiliary Revenue Bonds
  Capital Appreciation Zero Coupon
  Series 1999A (MBIA)
   04-01-26               5.55               4,000,000(b)          1,161,600

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
12   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Name of                 Coupon                 Principal           Value(a)
issuer and               rate                   amount
title of
issue(d,e)

Illinois (cont.)
St. Clair County Public Building Commission
  Revenue Bonds Capital Appreciation
  Zero Coupon Series 1997B (FGIC)
   12-01-14               5.95%             $2,000,000(b)         $1,228,520
State of Illinois
  Unlimited General Obligation Bonds
  1st Series 2001 (FSA)
   05-01-26               5.25               3,500,000             3,573,815
State of Illinois
  Unlimited General Obligation Bonds
  1st Series 2002 (MBIA)
   07-01-10               5.38               1,500,000             1,654,785
University of Illinois
  Certificates of Participation
  Integrate Series 2001 (AMBAC)
   10-01-05               3.80               2,000,000             2,043,700
Total                                                             28,508,924

Indiana (1.9%)
Clark-Pleasant Community School Building
  Revenue Bonds
  1st Mortgage
  Series 2001 (AMBAC)
   07-15-16               5.50               1,000,000             1,088,600
Indiana Health Facility Financing Authority
  Refunding Revenue Bonds
  Columbus Regional Hospital
  Series 1993 (FSA)
   08-15-15               7.00               5,000,000             6,047,500
Indiana University
  Revenue Bonds Student Fee
  Series 2003O (FGIC)
   08-01-22               5.00               1,000,000             1,015,490
Total                                                              8,151,590

Kansas (0.2%)
Sedgwick & Shawnee Counties
  Revenue Bonds
  Mortgage Backed Securities
  Series 1997A (GNMA) A.M.T.
   06-01-29               6.95                 700,000               739,991

Kentucky (0.3%)
Kentucky Turnpike Authority
  Refunding Revenue Bonds
  Revitalization Series 2001A
  (AMBAC)
   07-01-13               5.50               1,275,000             1,421,676

Louisiana (1.0%)
Lafayette Public Power Authority Electric
  Refunding Revenue Bonds
  Series 2003A (AMBAC)
   11-01-12               5.00               1,180,000             1,266,459
Lafayette Public Power Authority Electric
  Refunding Revenue Bonds
  Series 2003B (AMBAC)
   11-01-11               5.00               2,800,000             3,017,756
Total                                                              4,284,215

Maine (0.9%)
Maine Turnpike Authority
  Revenue Bonds
  Series 2003 (AMBAC)
   07-01-26               5.00               3,750,000             3,747,975

Massachusetts (2.5%)
City of Boston
  Refunding Revenue Bonds
  Boston City Hospital
  Series 2002 (MBIA)
   08-01-18               5.00               2,000,000             2,074,080
Commonwealth of Massachusetts
  Unlimited General Obligation Bonds
  2nd Series 2002R
  Inverse Floater (FGIC)
   11-01-15               9.87               5,000,000(g)          6,129,400
Fall River
  Limited General Obligation Bonds
  Series 2003 (FSA)
   02-01-16               5.25               2,140,000             2,315,780
Total                                                             10,519,260

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Name of                 Coupon                 Principal           Value(a)
issuer and               rate                   amount
title of
issue(d,e)

Michigan (2.0%)
Detroit
  Revenue Bonds Senior Lien
  Series 2003A (MBIA)
   07-01-21               5.00%             $1,350,000            $1,376,717
Detroit
  Unlimited General Obligation Bonds
  Series 2001A-1 (MBIA)
   04-01-15               5.38               1,940,000             2,102,359
Jackson Public Schools
  Unlimited General Obligation Bonds
  Series 1999 (FGIC)
   05-01-22               5.38               1,000,000             1,056,680
Lincoln Park School District
  Unlimited General Obligation
  Pre-refunded Bonds
  Series 1996 (FGIC)
   05-01-26               5.90               1,500,000             1,618,155
Western Township Utilities Authority
  Limited General Obligation Bonds
  Series 2002 (FGIC)
   01-01-10               5.00               2,000,000             2,153,299
Total                                                              8,307,210

Mississippi (0.2%)
Mississippi Home Corporation
  Revenue Bonds Series 1997H
  (GNMA/FNMA) A.M.T.
   12-01-29               6.70                 910,000               967,967

Missouri (1.7%)
City of Sikeston
  Refunding Revenue Bonds
  Series 1992 (MBIA)
   06-01-10               6.20               6,370,000             7,275,496

Montana (1.3%)
Montana Board of Investment
  Refunded Revenue Bonds Payroll Tax
  Series 1991
  Escrowed to Maturity (MBIA)
   06-01-20               6.88               2,575,000             2,860,079
Montana Board of Investment
  Refunded Revenue Bonds
  1996 Payroll Tax
  Series 1991
  Escrowed to Maturity (MBIA)
   06-01-20               6.88               2,175,000             2,415,794
Total                                                              5,275,873

Nebraska (0.9%)
Nebraska Public Power District
  Revenue Bonds
  Series 1998A (MBIA)
   01-01-14               5.25               3,500,000             3,735,130

Nevada (1.5%)
Washoe County Airport Authority
  Refunding Revenue Bonds
  Series 2003 (FSA)
   07-01-07               5.00               2,820,000             2,994,022
   07-01-08               5.00               2,965,000             3,159,801
Total                                                              6,153,823

New Mexico (0.2%)
New Mexico Highway Commission
  Revenue Bonds Sub Lien Tax
  Series 2002B (AMBAC)
   06-15-05               5.00               1,000,000             1,031,930

New York (10.1%)
City of Buffalo
  Unlimited General Obligation Bonds
  Series 2001D (FGIC)
   12-15-05               5.00                 940,000               981,510
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A (AMBAC)
   11-15-19               5.50               3,000,000             3,242,220
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2001A (FGIC)
   11-15-31               5.00               4,320,000             4,244,702
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002A (FSA)
   11-15-25               5.25               4,000,000             4,078,800

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Name of                 Coupon                 Principal           Value(a)
issuer and               rate                   amount
title of
issue(d,e)

New York (cont.)
New York City Health & Hospital Corporation
  Revenue Bonds Health System
  Series 2002A (FSA)
   02-15-17               5.50%             $3,000,000            $3,243,780
   02-15-18               5.50               2,150,000             2,318,904
   02-15-19               5.50               1,250,000             1,343,163
New York City Transitional Finance Authority
  Revenue Bonds Future Tax Secured
  Series 2002C Escrowed to Maturity (FSA)
   08-01-10               5.25               1,000,000             1,105,280
New York State Dormitory Authority
  Pre-refunded Revenue Bonds
  City University 3rd Generation Resolution
  2nd Series 1994 (MBIA)
   07-01-19               6.25               2,500,000             2,500,000
New York State Dormitory Authority
  Revenue Bonds
  School Districts Financing Program
  Series 2002D (MBIA)
   10-01-10               5.00               2,000,000             2,165,340
New York State Thruway Authority
  Refunding Revenue Bonds
  Series 2002C (AMBAC)
   04-01-14               5.50               5,000,000             5,477,750
New York State Thruway Authority
  Revenue Bonds
  Series 2003A (MBIA)
   04-01-13               5.25               6,000,000             6,573,000
Triborough Bridge & Tunnel Authority
  Revenue Bonds General Purpose
  Series 2001A (MBIA)
   01-01-32               5.00               5,000,000             4,905,700
Total                                                             42,180,149

North Carolina (1.2%)
Concord
  Certificates of Participation
  Series 1996B (MBIA)
   06-01-16               5.75               1,480,000             1,597,038
Kannapolis
  Revenue Bonds
  Series 2001B (FSA) A.M.T.
   02-01-21               5.25               1,000,000             1,036,430
North Carolina Capital Facilities Finance Agency
  Revenue Bonds
  Johnson & Wales University
  Series 2003A (XLCA)
   04-01-11               5.00               1,120,000             1,213,688
Piedmont Triad Airport Authority
  Revenue Bonds
  Series 1999B (FSA) A.M.T.
   07-01-21               6.00               1,000,000             1,088,970
Total                                                              4,936,126

Ohio (2.4%)
Kettering City School District
  Unlimited General Obligation Bonds
  School Improvement
  Series 2003 (FGIC)
   12-01-30               5.00               5,000,000             4,921,400
Lakewood City School District
  Unlimited General Obligation Bonds
  Library Improvement
  Series 2003 (FSA)
   12-01-23               4.50               1,000,000               947,780
West Muskingum Local School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003 (FGIC)
   12-01-30               5.00               4,325,000             4,257,011
Total                                                             10,126,191

Oklahoma (0.7%)
McAlester Public Works Authority
  Pre-refunded Revenue Bonds
  Series 1995 (FSA)
   12-01-17               5.25               1,470,000             1,627,672
   12-01-18               5.25               1,000,000             1,107,260
Total                                                              2,734,932

Oregon (0.6%)
Oregon State Department of Administrative Services
  Revenue Bonds
  Series 2003A (FSA)
   04-01-18               5.00               2,460,000             2,554,538

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Name of                 Coupon                 Principal           Value(a)
issuer and               rate                   amount
title of
issue(d,e)

Pennsylvania (2.9%)
Berks County
  Unlimited General Obligation Bonds
  Series 2002B (AMBAC)
   11-15-07               5.60%             $1,925,000            $2,099,136
County of Allegheny
  Unlimited General Obligation
  Refunding Bonds
  Series 2003C-56 (FSA)
   10-01-09               5.00               3,000,000             3,244,019
Harrisburg Authority
  Pre-refunded Revenue Bonds
  Pooled Bond Program
  2nd Series 1997 (MBIA)
   09-15-22               5.63               2,000,000             2,187,280
Lehigh County Industrial Development Authority
  Refunding Revenue Bonds PPL Electric Utilities
  Series 2003 (AMBAC)
   11-01-08               3.13               3,000,000             3,006,420
Robinson Township Municipal Authority
  Revenue Bonds Series 1989
  Escrowed To Maturity (FGIC)
   11-15-19               6.00               1,290,000             1,457,868
Total                                                             11,994,723

Puerto Rico (2.7%)
Puerto Rico Electric Power Authority
  Revenue Bonds Residuals
  Series 2002 Inverse Floater
  (MBIA)
   07-01-17               9.90               7,500,000(c,g)        9,258,000
Puerto Rico Municipal Finance Agency
  Revenue Bonds
  Series 2002A (FSA)
   08-01-10               4.50               2,000,000(c)          2,118,320
Total                                                             11,376,320

Rhode Island (0.5%)
Rhode Island Health & Educational Building
  Refunding Revenue Bonds Higher Education
  Johnson & Wales
  Series 2003 (XLCA)
   04-01-11               5.00               1,865,000             2,015,188

South Carolina (1.9%)
Piedmont Municipal Power Agency
  Refunding Revenue Bonds Electric
  Series 1991 (FGIC)
   01-01-21               6.25               1,000,000             1,186,680
South Carolina Transportation Infrastructure Bank
  Revenue Bonds Junior Lien
  Series 2001B (AMBAC)
   10-01-31               5.25               2,500,000             2,540,300
South Carolina Transportation Infrastructure Bank
  Revenue Bonds
  Series 1999A (AMBAC)
   10-01-14               5.50               4,000,000             4,349,720
Total                                                              8,076,700

Tennessee (2.1%)
Knox County Health Educational &
  Housing Facilities Board
  Refunding & Improvement Revenue Bonds
  Series 2002C (MBIA)
   01-01-07               5.00               3,780,000             3,986,728
   01-01-08               5.00               4,595,000             4,889,172
Total                                                              8,875,900

Texas (10.8%)
Bexar County Health Facilities Development
  Pre-refunded Revenue Bonds
  Baptist Memorial Hospital System
  Series 1994 (MBIA)
   08-15-19               6.75               5,000,000             5,130,000
Bryan
  Refunding Revenue Bonds
  Series 2001 (FSA)
   07-01-05               5.00               2,390,000             2,468,703
City of Austin
  Pre-refunded Revenue Bonds Prior Lien
  Series 1995A (MBIA) A.M.T.
   11-15-25               6.13                 500,000               537,220
City of Austin
  Un-refunded Balance Revenue Bonds
  Series 1994 (FGIC)
   05-15-24               5.75               5,895,000             5,985,134
City of Austin
  Un-refunded Revenue Bonds Prior Lien
  Series 1995A (MBIA) A.M.T.
   11-15-25               6.13               2,500,000             2,660,850

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Name of                 Coupon                 Principal           Value(a)
issuer and               rate                   amount
title of
issue(d,e)

Texas (cont.)
City of Houston
  Refunding Revenue Bonds 1st Lien
  Series 2004A (FSA)
   05-15-22               5.25%             $4,660,000            $4,839,317
Corsicana
  Refunding Revenue Bonds
  Series 1997A (FGIC)
   08-15-22               5.75               1,575,000             1,698,874
County of Harris
  Refunding Revenue Bonds
  Toll Road Senior Lien
  Series 2004 (FGIC)
   08-15-28               5.00               2,000,000             1,961,660
Fort Bend Independent School District
  Unlimited General Obligation
  Refunding Bonds Series 1999
  (Permanent School Fund Guarantee)
   02-15-18               5.25               2,500,000             2,604,650
Grand Prairie Independent School District
  Unlimited General Obligation
  Refunding Bonds Series 1996
  (Permanent School Fund Guarantee)
   02-15-20               5.13               3,000,000             3,033,270
Raven Hills Higher Education
  Revenue Bonds
  Bobcat Village LLC-Southwest
  Series 2001A (AMBAC)
   06-01-17               5.38               1,460,000             1,553,688
   06-01-18               5.38               1,535,000             1,624,091
Richardson Independent School District
  Unlimited General Obligation Bonds
  Series 2003
  (Permanent School Fund Guarantee)
   02-15-11               4.00               5,000,000             5,092,600
Socorro Independent School District
  Unlimited General Obligation
  Refunding Bonds Series 2001
  (Permanent School Fund Guarantee)
   08-15-05               4.00                 670,000               686,315
Texas State Turnpike Authority
  Pre-refunded Revenue Bonds
  Addison Airport Toll Tunnel
  Series 1994 (FGIC)
   01-01-23               6.60               2,000,000             2,090,940
Wilson County Memorial Hospital District
  Limited General Obligation Bonds
  Series 2003 (MBIA)
   02-15-28               5.13               3,000,000             2,994,030
Total                                                             44,961,342

Utah (1.4%)
Utah Municipal Finance Cooperative
  Tax Allocation Bonds
  Pool Cap-Salt Lake Capital Appreciation
  Zero Coupon Series 1990 (FSA)
   03-01-09               2.76               4,835,000(b)          4,074,455
Utah State Building Ownership Authority
  Revenue Bonds Capital Appreciation
  Zero Coupon
  Series 1998B (FSA)
   05-15-05               3.82               2,000,000(b)          1,971,480
Total                                                              6,045,935

Virginia (2.6%)
Hampton
  Revenue Bonds
  Series 2002 (AMBAC)
   01-15-28               5.13               3,000,000             3,015,780
   01-15-35               5.00               8,000,000             7,903,360
Total                                                             10,919,140

Washington (4.0%)
Energy Northwest
  Refunding Revenue Bonds
  Series 2003A (MBIA)
   07-01-12               5.50               5,000,000             5,549,050
Port of Seattle
  Revenue Bonds Sub Lien
  Series 2002B (FGIC) A.M.T.
   09-01-10               5.50               4,420,000             4,782,705
State of Washington
  General Obligation Bonds
  Motor Vehicle Fuel Tax Limited
  Series 2003B (FGIC)
   07-01-12               5.00               3,500,000             3,775,065
Yakima County
  Limited General Obligation Bonds
  Series 2002 (AMBAC)
   12-01-21               5.00               2,425,000             2,461,787
Total                                                             16,568,607

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Name of                 Coupon                 Principal           Value(a)
issuer and               rate                   amount
title of
issue(d,e)

Wyoming (0.3%)
Wyoming Building
  Revenue Bonds
  Series 2001 (AMBAC)
   10-01-22               5.50%             $1,000,000            $1,047,910

Total municipal bonds
(Cost: $401,871,933)                                            $406,523,362

Municipal notes (0.3%)
Issue(d,e,f,h)           Effective              Principal          Value(a)
                           yield                  amount

California (0.1%)
California Housing Finance Agency
  Revenue Bonds Home Mortgage
  V.R. Series 2001U
  (Bank of New York) (MBIA) A.M.T.
   08-01-32               1.10%               $500,000              $500,000
California Housing Finance Agency
  Revenue Bonds Home Mortgage
  V.R. Series 2002J
  (Lloyds TSB Bank) (MBIA) A.M.T.
   02-01-33               1.10                 300,000               300,000
Total                                                                800,000

Missouri (0.1%)
Missouri State Health & Educational Facilities Authority
  Revenue Bonds
  (Lester E Cox Medical Center)
  V.R. Series 2002
  (Bank of Nova Scotia) (AMBAC)
   06-01-22               1.14                 300,000               300,000

New Jersey (0.1%)
New Jersey Economic Development Authority
  Refunding Revenue Bonds
  (United Water New Jersey Project)
  V.R. Series 1996C (Bank of New York) (AMBAC) A.M.T.
   11-01-25               1.19                 300,000               300,000

Total municipal notes
(Cost: $1,400,000)                                                $1,400,000

Total investments in securities
(Cost: $403,271,933)(j)                                         $407,923,362

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.7% of net assets as of June 30, 2004.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA      --  ACA Financial Guaranty Corporation

     AMBAC    --  American Municipal Bond Association Corporation

     BIG      --  Bond Investors Guarantee

     CGIC     --  Capital Guaranty Insurance Company

     FGIC     --  Financial Guaranty Insurance Company

     FHA      --  Federal Housing Authority

     FNMA     --  Federal National Mortgage Association

     FHLMC    --  Federal Home Loan Mortgage Corporation

     FSA      --  Financial Security Assurance

     GNMA     --  Government National Mortgage Association

     MBIA     --  MBIA Insurance Corporation

     XLCA     --  XL Capital Assurance

(e) The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   --  Alternative Minimum Tax -- As of June 30, 2004, the value of securities subject to alternative minimum tax represented
                  4.8% of net assets.

     B.A.N.   --  Bond Anticipation Note

     C.P.     --  Commercial Paper

     R.A.N.   --  Revenue Anticipation Note

     T.A.N.   --  Tax Anticipation Note

     T.R.A.N. --  Tax & Revenue Anticipation Note

     V.R.     --  Variable Rate

     V.R.D.B. --  Variable Rate Demand Bond

     V.R.D.N. --  Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2004. As of June 30, 2004, the value of inverse floaters represented 4.3% of net assets.

(h) Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2004.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2004.

(j) At June 30, 2004, the cost of securities for federal income tax purposes was $403,271,933 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 9,413,135
     Unrealized depreciation                                       (4,761,706)
                                                                   ----------
     Net unrealized appreciation                                  $ 4,651,429
                                                                  -----------

--------------------------------------------------------------------------------
19   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Insured Tax-Exempt Fund

June 30, 2004
Assets
Investments in securities, at value (Note 1)
   (identified cost $403,271,933)                                                                      $407,923,362
Capital shares receivable                                                                                    11,269
Accrued interest receivable                                                                               5,974,911
Receivable for investment securities sold                                                                 5,187,178
                                                                                                          ---------
Total assets                                                                                            419,096,720
                                                                                                        -----------
Liabilities
Disbursements in excess of cash on demand deposit                                                           622,694
Dividends payable to shareholders                                                                           195,182
Capital shares payable                                                                                       31,018
Accrued investment management services fee                                                                    5,137
Accrued distribution fee                                                                                      4,200
Accrued transfer agency fee                                                                                     300
Accrued administrative services fee                                                                             456
Other accrued expenses                                                                                       70,998
                                                                                                             ------
Total liabilities                                                                                           929,985
                                                                                                            -------
Net assets applicable to outstanding shares                                                            $418,166,735
                                                                                                       ============
Represented by
Shares of beneficial interest -- $.01 par value (Note 1)                                               $    782,711
Additional paid-in capital                                                                              413,215,244
Undistributed net investment income                                                                         254,757
Accumulated net realized gain (loss) (Note 5)                                                              (737,406)
Unrealized appreciation (depreciation) on investments                                                     4,651,429
                                                                                                          ---------
Total -- representing net assets applicable to outstanding shares                                      $418,166,735
                                                                                                       ============
Net assets applicable to outstanding shares:               Class A                                     $352,289,542
                                                           Class B                                     $ 58,348,770
                                                           Class C                                     $  7,527,019
                                                           Class Y                                     $      1,404
Outstanding shares of beneficial interest:                 Class A shares            65,943,927        $       5.34
                                                           Class B shares            10,920,643        $       5.34
                                                           Class C shares             1,406,224        $       5.35
                                                           Class Y shares                   263        $       5.34
                                                                                            ---        ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Statement of operations
AXP Insured Tax-Exempt Fund

Year ended June 30, 2004
Investment income
Income:
Interest                                                                                               $ 20,093,739
                                                                                                       ------------
Expenses (Note 2):
Investment management services fee                                                                        2,078,914
Distribution fee
   Class A                                                                                                  971,432
   Class B                                                                                                  648,774
   Class C                                                                                                   85,292
Transfer agency fee                                                                                         202,166
Incremental transfer agency fee
   Class A                                                                                                   17,467
   Class B                                                                                                    5,430
   Class C                                                                                                      930
Service fee -- Class Y                                                                                            1
Administrative services fees and expenses                                                                   193,412
Compensation of board members                                                                                10,050
Custodian fees                                                                                               34,669
Printing and postage                                                                                         71,725
Registration fees                                                                                            47,046
Audit fees                                                                                                   21,000
Other                                                                                                         8,423
                                                                                                              -----
Total expenses                                                                                            4,396,731
   Earnings credits on cash balances (Note 2)                                                                (5,407)
                                                                                                             ------
Total net expenses                                                                                        4,391,324
                                                                                                          ---------
Investment income (loss) -- net                                                                          15,702,415
                                                                                                         ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                                4,085,600
Net change in unrealized appreciation (depreciation) on investments                                     (23,780,245)
                                                                                                        -----------
Net gain (loss) on investments                                                                          (19,694,645)
                                                                                                        -----------
Net increase (decrease) in net assets resulting from operations                                        $ (3,992,230)
                                                                                                       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
21   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Statements of changes in net assets
AXP Insured Tax-Exempt Fund

Year ended June 30,                                                                        2004           2003
Operations and distributions
Investment income (loss) -- net                                                       $ 15,702,415     $ 17,956,467
Net realized gain (loss) on investments                                                  4,085,600       22,416,279
Net change in unrealized appreciation (depreciation) on investments                    (23,780,245)      (2,998,094)
                                                                                       -----------       ----------
Net increase (decrease) in net assets resulting from operations                         (3,992,230)      37,374,652
                                                                                        ----------       ----------
Distributions to shareholders from:
   Net investment income
      Class A                                                                          (13,458,857)     (15,546,863)
      Class B                                                                           (1,757,338)      (2,182,957)
      Class C                                                                             (231,410)        (226,652)
      Class Y                                                                                  (53)             (59)
   Net realized gain
      Class A                                                                           (3,978,507)      (9,927,216)
      Class B                                                                             (673,749)      (1,803,815)
      Class C                                                                              (90,981)        (179,632)
      Class Y                                                                                  (15)             (36)
                                                                                       -----------      -----------
Total distributions                                                                    (20,190,910)     (29,867,230)
                                                                                       -----------      -----------
Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                              31,357,944       83,155,324
   Class B shares                                                                        4,897,554       19,960,778
   Class C shares                                                                        2,130,549        5,149,969
Reinvestment of distributions at net asset value
   Class A shares                                                                       13,143,376       19,335,057
   Class B shares                                                                        1,893,236        3,139,918
   Class C shares                                                                          299,231          368,506
Payments for redemptions
   Class A shares                                                                      (97,406,705)     (80,130,771)
   Class B shares (Note 2)                                                             (14,759,213)     (19,624,654)
   Class C shares (Note 2)                                                              (3,889,827)      (2,010,756)
                                                                                        ----------       ----------
Increase (decrease) in net assets from share transactions                              (62,333,855)      29,343,371
                                                                                       -----------       ----------
Total increase (decrease) in net assets                                                (86,516,995)      36,850,793
Net assets at beginning of year                                                        504,683,730      467,832,937
                                                                                       -----------      -----------
Net assets at end of year                                                             $418,166,735     $504,683,730
                                                                                      ============     ============
Undistributed net investment income                                                   $    254,757     $         --
                                                                                      ------------     ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Notes to Financial Statements

AXP Insured Tax-Exempt Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AXP Special Tax-Exempt Series Trust was organized as a Massachusetts business trust. AXP Special Tax-Exempt Series Trust is a "series fund" that is currently composed of six individual funds, including AXP Insured Tax-Exempt Fund. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has unlimited authorized shares of beneficial interest. The Fund invests primarily in securities that are insured as to their scheduled payment of principal and interest for at least as long as the securities are held in the Fund. Insured securities fluctuate in market value as interest rates change.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
23   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Swap transactions

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Fund may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Fund may employ swaps to synthetically add or subtract principal exposure to the municipal market.

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Fund will realize a gain or a loss when the swap is terminated. The Fund did not enter into any swap agreements for the year ended June 30, 2004.

--------------------------------------------------------------------------------
24   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized loss has been increased by $5,863 resulting in a net reclassification adjustment to increase paid-in capital by $5,863.

The tax character of distributions paid for the years indicated is as follows:

Year ended June 30,                                     2004          2003

Class A
Distributions paid from:
   Ordinary income -- tax-exempt distributions*     $13,458,857   $15,546,863
   Long-term capital gain                             3,978,507     9,927,216
Class B
Distributions paid from:
   Ordinary income -- tax-exempt distributions*       1,757,338     2,182,957
   Long-term capital gain                               673,749     1,803,815
Class C
Distributions paid from:
   Ordinary income -- tax-exempt distributions*         231,410       226,652
   Long-term capital gain                                90,981       179,632
Class Y
Distributions paid from:
   Ordinary income -- tax-exempt distributions*              53            59
   Long-term capital gain                                    15            36

* Tax-exempt distributions were 98.72% and 97.19% for the years ended 2004 and 2003, respectively.

As of June 30, 2004, the components of distributable earnings on a tax basis are as follows:

Undistributed tax-exempt income                                    $  449,939
Accumulated long-term gain (loss)                                  $ (295,477)
Unrealized appreciation (depreciation)                             $4,209,500

--------------------------------------------------------------------------------
25   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has an agreement with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $20.50

o  Class B $21.50

o  Class C $21.00

o  Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

--------------------------------------------------------------------------------
26   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $497,888 for Class A, $67,441 for Class B and $2,544 for Class C for the year ended June 30, 2004.

During the year ended June 30, 2004, the Fund's custodian and transfer agency fees were reduced by $5,407 as a result of earnings credits from overnight cash balances.

As of June 30, 2004, American Express Financial Corporation (AEFC) owned 263 Class Y shares.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $104,401,016 and $166,019,117, respectively, for the year ended June 30, 2004. Realized gains and losses are determined on an identified cost basis.

4. SHARE TRANSACTIONS

Transactions in shares of the Fund for the years indicated are as follows:

                                                      Year ended June 30, 2004
                                             Class A     Class B     Class C     Class Y
Sold                                       5,716,834     892,278     386,295        --
Issued for reinvested distributions        2,399,454     345,436      54,504        --
Redeemed                                 (17,829,858) (2,706,838)   (711,284)       --
                                         -----------  ----------    --------      ----
Net increase (decrease)                   (9,713,570) (1,469,124)   (270,485)       --
                                         -----------  ----------    --------      ----

                                                       Year ended June 30, 2003
                                             Class A     Class B     Class C     Class Y
Sold                                      14,879,898   3,563,942     914,343        --
Issued for reinvested distributions        3,492,353     567,729      66,496        --
Redeemed                                 (14,344,781) (3,493,703)   (359,732)       --
                                         -----------  ----------    --------      ----
Net increase (decrease)                    4,027,470     637,968     621,107        --
                                         -----------  ----------    --------      ----

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $295,477 as of June 30, 2004, that if not offset by capital gains will expire in 2012.

It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
27   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the year ended June 30, 2004.

7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2004      2003       2002       2001       2000
Net asset value, beginning of period                                          $5.62     $5.54      $5.48      $5.28      $5.44
Income from investment operations:
Net investment income (loss)                                                    .19       .21        .23        .27        .27
Net gains (losses) (both realized and unrealized)                              (.22)      .22        .06        .20       (.16)
Total from investment operations                                               (.03)      .43        .29        .47        .11
Less distributions:
Dividends from net investment income                                           (.19)     (.21)      (.23)      (.27)      (.27)
Distributions from realized gains                                              (.06)     (.14)        --         --         --
Total distributions                                                            (.25)     (.35)      (.23)      (.27)      (.27)
Net asset value, end of period                                                $5.34     $5.62      $5.54      $5.48      $5.28

Ratios/supplemental data
Net assets, end of period (in millions)                                        $352      $426       $397       $387       $371
Ratio of expenses to average daily net assets(b)                               .83%      .83%       .82%       .82%       .82%
Ratio of net investment income (loss) to average daily net assets             3.51%     3.78%      4.18%      4.88%      5.16%
Portfolio turnover rate (excluding short-term securities)                       23%      141%        32%         4%         9%
Total return(c)                                                               (.62%)    8.03%      5.37%      8.98%      2.13%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
28   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2004      2003       2002       2001       2000
Net asset value, beginning of period                                          $5.63     $5.54      $5.48      $5.28      $5.44
Income from investment operations:
Net investment income (loss)                                                    .15       .17        .19        .23        .23
Net gains (losses) (both realized and unrealized)                              (.23)      .23        .06        .20       (.16)
Total from investment operations                                               (.08)      .40        .25        .43        .07
Less distributions:
Dividends from net investment income                                           (.15)     (.17)      (.19)      (.23)      (.23)
Distributions from realized gains                                              (.06)     (.14)        --         --         --
Total distributions                                                            (.21)     (.31)      (.19)      (.23)      (.23)
Net asset value, end of period                                                $5.34     $5.63      $5.54      $5.48      $5.28

Ratios/supplemental data
Net assets, end of period (in millions)                                         $58       $70        $65        $56        $51
Ratio of expenses to average daily net assets(b)                              1.58%     1.58%      1.58%      1.58%      1.57%
Ratio of net investment income (loss) to average daily net assets             2.76%     2.99%      3.43%      4.13%      4.41%
Portfolio turnover rate (excluding short-term securities)                       23%      141%        32%         4%         9%
Total return(c)                                                              (1.54%)    7.40%      4.59%      8.17%      1.35%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
29   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2004      2003       2002       2001       2000(b)
Net asset value, beginning of period                                          $5.64     $5.55      $5.49      $5.28      $5.27
Income from investment operations:
Net investment income (loss)                                                    .15       .17        .19        .23         --
Net gains (losses) (both realized and unrealized)                              (.23)      .23        .06        .21        .01
Total from investment operations                                               (.08)      .40        .25        .44        .01
Less distributions:
Dividends from net investment income                                           (.15)     (.17)      (.19)      (.23)        --
Distributions from realized gains                                              (.06)     (.14)        --         --         --
Total distributions                                                            (.21)     (.31)      (.19)      (.23)        --
Net asset value, end of period                                                $5.35     $5.64      $5.55      $5.49      $5.28

Ratios/supplemental data
Net assets, end of period (in millions)                                          $8        $9         $6         $2        $--
Ratio of expenses to average daily net assets(c)                              1.59%     1.58%      1.58%      1.58%      1.57%(d)
Ratio of net investment income (loss) to average daily net assets             2.76%     2.98%      3.44%      4.16%      5.22%(d)
Portfolio turnover rate (excluding short-term securities)                       23%      141%        32%         4%         9%
Total return(e)                                                              (1.54%)    7.39%      4.59%      8.40%       .19%(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

--------------------------------------------------------------------------------
30   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2004      2003       2002       2001       2000
Net asset value, beginning of period                                          $5.62     $5.53      $5.47      $5.27      $5.44
Income from investment operations:
Net investment income (loss)                                                    .21       .22        .24        .28        .28
Net gains (losses) (both realized and unrealized)                              (.23)      .23        .06        .20       (.17)
Total from investment operations                                               (.02)      .45        .30        .48        .11
Less distributions:
Dividends from net investment income                                           (.20)     (.22)      (.24)      (.28)      (.28)
Distributions from realized gains                                              (.06)     (.14)        --         --         --
Total distributions                                                            (.26)     (.36)      (.24)      (.28)      (.28)
Net asset value, end of period                                                $5.34     $5.62      $5.53      $5.47      $5.27

Ratios/supplemental data
Net assets, end of period (in millions)                                         $--       $--        $--        $--        $--
Ratio of expenses to average daily net assets(b)                               .56%      .68%       .67%       .67%       .67%
Ratio of net investment income (loss) to average daily net assets             3.78%     4.06%      4.39%      5.05%      5.33%
Portfolio turnover rate (excluding short-term securities)                       23%      141%        32%         4%         9%
Total return(c)                                                               (.40%)    8.46%      5.60%      9.22%      2.30%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
31   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Report of Independent
                Registered Public Accounting Firm

THE BOARD AND SHAREHOLDERS

AXP SPECIAL TAX-EXEMPT SERIES TRUST

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Insured Tax-Exempt Fund (a fund within AXP Special Tax-Exempt Series Trust) as of June 30, 2004, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended June 30, 2004, and the financial highlights for each of the years in the five-year period ended June 30, 2004. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Insured Tax-Exempt Fund as of June 30, 2004, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

August 20, 2004

--------------------------------------------------------------------------------
32   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

PART C.    OTHER INFORMATION

Item 22. Exhibits

(a) Declaration of Trust, dated April 7, 1986, filed as Exhibit 1 to Registration Statement No. 33-5102, is incorporated by reference.

(b)      Amended By-laws, dated Jan. 11, 2001, filed electronically as Exhibit
         (b) to Registration Statement No. 33-5102 on or about Aug. 27, 2001, is incorporated by reference.

(b)(1) Certificate of Amendment dated Nov. 14, 2002, filed as Exhibit (b)(1) to Registration Statement No. 33-5102 on or about June 23, 2003, is incorporated by reference.

(c) Certificate for shares of beneficial interest, filed as Exhibit 4 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-5102, is incorporated by reference.

(d) Investment Management Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995 filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-5102, is incorporated by reference.

(d)(1) Amendment to Investment Management Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit (d)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference. Registrant's Amendment to Investment Management Services Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(e) Distribution Agreement between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. dated July 8, 1999, filed electronically as Exhibit (e) to Registrant's Post-Effective Amendment No. 22 File No. 33-20872 filed on or about August 26, 1999, is incorporated by reference. Registrant's Distribution Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g) Custodian Agreement between Registrant and First National Bank of Minneapolis, dated July 23, 1986, filed electronically as Exhibit 8 to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-5102, is incorporated by reference.

(h)(1) Insurance Agreement between IDS Insured Tax-Exempt Fund and Financial Guaranty Insurance Company, filed as Exhibit 9 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-5102, is incorporated by reference.

(h)(2) Administrative Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-5102, is incorporated by reference.

(h)(3) License Agreement, dated June 17, 1999, between American Express Funds and American Express Company filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(4) Addendum to Schedule A and Schedule B of the License Agreement between the American Express Funds and American Express Company, dated June 23, 2004, filed electronically on or about June 28, 2004 as Exhibit (h)(2) to AXP Variable Portfolio - Select Series, Inc. Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 is incorporated by reference.

(h)(5) Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated by reference. Registrant's Class Y Shareholder Service Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(6) Transfer Agency Agreement between Registrant and American Express Client Service Corporation, dated May 1, 2003, filed as Exhibit (h)(6) to Registration Statement No. 33-5102 on or about June 23, 2003, is incorporated by reference.

(h)(7) Amendment to Administrative Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit (h)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference.
         Registrant's Amendment to Administrative Services Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(8) Amended and Restated Fee Waiver Agreement dated July 1, 2004 between American Express Financial Corporation, American Express Client Service Corporation, and AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP New York Tax-Exempt Fund, and Ohio Tax-Exempt Fund, each a series of AXP Special Tax-Exempt Series Trust, is filed electronically herewith as Exhibit (h)(8).

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j) Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

(k)      Omitted Financial Statements:  Not Applicable.

(l)      Initial Capital Agreements:  Not Applicable.

(m)(1) Plan and Agreement of Distribution dated July 1, 1999 between AXP Discovery Fund, Inc. and American Express Financial Advisors Inc., is incorporated by reference to Exhibit (m) to AXP Discovery Fund, Inc.'s Post-Effective Amendment No. 36 to Registration Statement No. 2-72174 filed on or about July 30, 1999.

(m)(2) Plan and Agreement of Distribution for Class C Shares dated March 9, 2000 between AXP Bond Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (m)(2) to AXP Bond Fund, Inc.'s Post-Effective Amendment No. 51 to Registration
         Statement File No. 2-51586 filed on or about June 26, 2000. Registrant's Plan and Agreement of Distribution for Class C Shares differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(n) Amended 18f-3 Plan, dated as of May 26, 2004, filed electronically on or about July 29, 2004 as Exhibit (n) to AXP Discovery Series, Inc. Post-Effective Amendment No. 49 to Registration Statement No. 2-72174 is incorporated by reference.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter, dated January 2, 2004, filed electronically on or about January 12, 2004 as Exhibit (p)(2) to AXP Discovery Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-72174 is incorporated by reference.

(q)(1) Directors/Trustees' Power of Attorney to sign Amendments to this Registration Statement, dated July 7, 2004, is filed electronically herewith.

(q)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002, is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated September 17, 2002, is incorporated by reference.

Item 23. Persons Controlled by or Under Common Control with Registrant:

         None.

Item 24. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 25.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address*                Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Vice President - General        Assurance Company            P.O. Box 5555
Manager Annuities                                            Albany, NY  12205-0555

                                American Enterprise Life                                  Director and Executive
                                Insurance Company                                         Vice President - Annuities

                                American Express Financial                                Vice President - General Manager
                                Advisors Inc.                                             Annuities

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Partners Life       1751 AXP Financial Center    Director and President
                                Insurance Company            Minneapolis MN  55474

                                IDS Life Insurance Company                                Director and Executive Vice President -
                                                                                          Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President - Annuities
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.                                Director and Chairman of the Board

                                IDS Life Variable Annuity                                 Manager and Chairman of the Board
                                Funds A & B

Ward D. Armstrong               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retirement Services and Asset
Retirement Services                                                                       Management Group
and Asset Management Group
                                American Express Asset                                    Director and President
                                Management Group Inc.

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing                                      Manager
                                Group LLC

John M. Baker                   American Express Financial                                Vice President - Chief Client
Vice President - Plan Sponsor   Advisors Inc.                                             Service Officer
Services
                                American Express Asset                                    Vice President
                                Management Group Inc.

                                American Express Trust                                    Director and Senior Vice President
                                Company

Dudley Barksdale                American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Development
Development

Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Vice President -                Assurance Company            P.O. Box 5555                Executive Officer
Insurance Products                                           Albany, NY  12205-0555
                                American Enterprise Life                                  Director
                                Insurance Company

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President and Chief
                                Agency of Oklahoma Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Vice President-Insurance
                                Insurance Company                                         Products

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.                                Director, President and Chief
                                                                                          Executive Officer

                                IDS Life Variable Annuity                                 Manager, President and Chief
                                Funds A & B                                               Executive Officer

                                IDS REO 1, LLC                                            President

                                IDS REO 2, LLC                                            President

Arthur H. Berman                American Enterprise Life                                  Director, Vice President - Finance
Senior Vice President and       Insurance Company
Chief Financial Officer
                                American Express                                          Senior Vice President and
                                Financial Advisors Inc.                                   Chief Financial Officer

                                American Express                                          Director
                                Trust Company

                                American Partners Life                                    Director, Vice President - Finance
                                Insurance Company

                                IDS Life Insurance                                        Director, Executive Vice
                                Company                                                   President - Finance

Walter S. Berman                Advisory Capital Partners LLC                             Treasurer
Director, Senior Vice President
and Treasurer                   Advisory Capital Strategies                               Treasurer
                                Group Inc.

                                Advisory Convertible Arbitrage LLC                        Treasurer

                                Advisory Quantitative                                     Treasurer
                                Equity (General Partner) LLC

                                Advisory Select LLC                                       Treasurer

                                American Centurion Life                                   Vice President and Treasurer
                                Assurance Company

                                American Enterprise Life                                  Vice President and Treasurer
                                Insurance Company

                                American Enterprise REO 1, LLC                            Treasurer

                                American Express Asset Management                         Treasurer
                                Group, Inc.

                                American Express Asset Management                         Treasurer
                                International, Inc.

                                American Express                                          Director and Treasurer
                                Certificate Company

                                American Express Client                                   Treasurer
                                Service Corporation

                                American Express Corporation                              Treasurer

                                American Express Financial                                Director, Senior Vice President
                                Advisors Inc.

                                American Express Financial                                Vice President and Treasurer
                                Advisors Japan Inc.

                                American Express Insurance                                Treasurer
                                Agency of Alabama Inc.

                                American Express Insurance                                Treasurer
                                Agency of Arizona Inc.

                                American Express Insurance                                Treasurer
                                Agency of Idaho Inc.

                                American Express Insurance                                Treasurer
                                Agency of Maryland Inc.

                                American Express Insurance                                Treasurer
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Treasurer
                                Agency of Nevada Inc.

                                American Express Insurance                                Treasurer
                                Agency of New Mexico Inc.

                                American Express Insurance                                Treasurer
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Treasurer
                                Agency of Wyoming Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Kentucky, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Maryland, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Pennsylvania, Inc.

                                American Partners Life                                    Vice President and Treasurer
                                Insurance Company

                                AMEX Assurance Company                                    Treasurer

                                Boston Equity General                                     Treasurer
                                Partner LLC

                                IDS Cable Corporation                                     Treasurer

                                IDS Cable II Corporation                                  Treasurer

                                IDS Capital Holdings Inc.                                 Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer
                                of New York

                                IDS Management Corporation                                Treasurer

                                IDS Partnership Services                                  Treasurer
                                Corporation

                                IDS Property Casualty                                     Treasurer
                                Insurance Company

                                IDS Realty Corporation                                    Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                IDS REO 2, LLC                                            Treasurer

                                Investors Syndicate                                       Vice President and Treasurer
                                Development Corp.

                                Kenwood Capital                                           Treasurer
                                Management LLC

                                Threadneedle Asset Management                             Director
                                Holdings LTD

Robert C. Bloomer               American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III
                                American Express Financial                                Vice President - Technologies III
                                Corporation

Leslie H. Bodell                American Express                                          Vice President - Technologies I
Vice President -                Financial Advisors Inc.
Technologies I

Kenneth I. Chenault
Director

Kenneth J. Ciak                 AMEX Assurance Company                                    Director, President and Chief
Vice President and General                                                                Executive Officer
Manager - IDS Property
Casualty                        American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager - IDS Property
                                                                                          Casualty

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Kentucky Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Maryland Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director, President and Chief
                                Insurance Company            DePere, WI 54115             Executive Officer

Paul A. Connolly                American Express Financial                                Vice President - RL HR/US Retail
Vice President - Retail         Advisors Inc.
Distribution Services

James M. Cracchiolo             American Express Financial                                Director, Chairman of the Board,
Director, Chairman of           Advisors Inc.                                             President and Chief Executive Officer
the Board, President and
Chief Executive Officer         Threadneedle Asset                                        Chairman of the Board
                                Management Holdings LTD

Colleen Curran                  American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel

Luz Maria Davis                 American Express Financial                                Vice President - Employee
Vice President - Employee       Advisors Inc.                                             Communications
Communications

Paul Jame Dolan                 American Express Financial                                Vice President - CAO Product Sales
Vice President -                Advisors Inc.
CAO Product Sales

William V. Elliott              American Express Financial                                Vice President - Financial
Vice President - Financial      Advisors Inc.                                             Planning and Advice
Planning and Advice

Benjamin R. Field               American Express                                          Vice President - Finance Education &
Vice President - Finance        Financial Advisors Inc.                                   Planning Services
Education & Planning
Services

Gordon M. Fines                 American Express Asset                                    Senior Vice President -
Vice President - Senior         Management Group Inc.                                     Growth Spectrum
Portfolio Manager I
                                American Express Financial                                Vice President - Senior
                                Advisors Inc.                                             Portfolio Manager I

Giunero Floro                   American Express                                          Vice President - Creative Services
Vice President - Creative       Financial Advisors Inc.
Services

Terrence J. Flynn               American Express                                          Vice President - Brokerage Clearing
Vice President - Brokerage      Financial Advisors Inc.                                   Operations
Clearing Operations
                                American Enterprise                                       Senior Vice President
                                Investment Services Inc.

                                American Express Client                                   Director and Senior Vice President -
                                Service Corporation                                       Clearing Operations

Jeffery P. Fox                  American Express                                          Vice President - Investment Accounting
Vice President -                Financial Advisors Inc.
Investment Accounting
                                IDS Life Series, Inc.                                     Chief Financial Officer

                                IDS Life Variable Annuity                                 Chief Financial Officer
                                Funds A & B

Barbara H. Fraser               American Express Financial                                Executive Vice President - AEFA Products
Executive Vice                  Advisors Inc.                                             and Corporate Marketing
President - Chief
Marketing Officer

Peter A. Gallus                 Advisory Capital Strategies                               Director
Vice President - Investment     Group Inc.
Administration
                                American Express Financial                                Vice President - CAO - AEFA
                                Advisors Inc.                                             Investment Management

                                American Express Asset                                    Assistant Treasurer
                                Management Group, Inc.

                                American Express Asset                                    Assistant Treasurer
                                Management International, Inc.

                                Kenwood Capital Management LLC                            Manager

                                IDS Capital Holdings Inc.                                 Vice President and Controller

Steve Guida                     American Enterprise                                       Vice President
Vice President - New            Investment Services Inc.
Business and Service
                                American Express Client                                   Director
                                Service Corporation

                                American Express Financial                                Vice President - New
                                Advisors Inc.                                             Business and Service

Teresa A. Hanratty              American Express Financial                                Senior Vice
Senior Vice President -         Advisors Inc.                                             President - Field Management
Field Management

Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Fixed Income                                                             Investments
Investment Administration
Officer                         American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President -  Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express International                            Vice President - Investments
                                Deposit Company

                                American Express Financial                                Vice President - Fixed Income
                                Advisors Inc.                                             Investment  Administration Officer

                                American Partners Life       1751 AXP Financial Center    Vice President - Investments
                                Insurance Company            Minneapolis, MN  55474

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Life Series Fund, Inc.                                Vice President - Investments

                                IDS Life Variable Annuity                                 Vice President - Investments
                                Funds A and B

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investments
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President

                                IDS REO 2, LLC                                            Vice President

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

Janis K. Heaney                 American Express Financial                                Vice President - Incentive
Vice President - Incentive      Advisors Inc.                                             Management
Management

Brian M. Heath                  American Express Financial                                Senior Vice President -  U.S.
Senior Vice President -         Advisors Inc.                                             Advisor Group
U.S. Advisor Group

Henry Heitman
Vice President - Brokerage
Product Development

Carol A. Holton                 American Centurion Life      20 Madison Ave. Extension    Director, Vice President - Third
Vice President - Third Party    Assurance Company            Albany, NY 12205-0555        Party Distribution
Distribution
                                American Enterprise Life     829 AXP Financial Center     Director and President
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express Financial                                Vice President - Third
                                Advisors Inc.                                             Party Distribution

                                IDS Life Insurance Company   20 Madison Ave. Extension    Director and Vice President -
                                of New York                  P.O. Box 5555                Third Party Distribution
                                                             Albany, NY  12205-0555

Debra A. Hutchinson             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

James M. Jensen                 American Express Financial                                Vice President - Compensation
Vice President - Advice and     Advisors Inc.                                             and Licensing Services
Retail Distribution Group,
Product, Compensation and       American Express Insurance                                Director, Vice President
Field Administration            Agency of Alabama Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Wyoming Inc.

Nancy E. Jones                  American Express Financial                                Vice President - Advisor
Vice President - Advisor        Advisors Inc.                                             Marketing
Marketing

William A. Jones                American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III

John C. Junek                   American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Counsel
and General Counsel

Ora J. Kaine                    American Express Financial                                Vice President - Retail
Vice President - Retail         Advisors Inc.                                             Distribution Services
Distribution Services

Michelle M. Keeley              AMEX Assurance Company                                    Vice President-Investments
Senior Vice President -
Fixed Income                    American Centurion Life                                   Vice President-Investments
                                Assurance Company

                                American Enterprise Life                                  Vice President-Investments
                                Insurance Company

                                American Express                                          Director and Senior Vice President -
                                Asset Management                                          Fixed Income
                                Group, Inc.

                                American Express                                          Vice President-Investments
                                Certificate Company

                                American Express Financial                                Senior Vice President-Fixed Income
                                Advisors Inc.

                                American Partners Life                                    Vice President-Investments
                                Insurance Company

                                IDS Life Insurance Company                                Vice President-Investments

                                IDS Life Insurance Company                                Vice President-Investments
                                of New York

                                IDS Life Series Fund Inc.                                 Vice President-Investments

                                IDS Life Variable Annuity                                 Vice President-Investments
                                Funds A and B

Claire Kolmodin                 American Express Financial                                Vice President - Strategic
Vice President - Strategic      Advisors Inc.                                             Initiatives
Initiatives

Christopher J. Kopka            Advisory Capital Partners LLC                             Money Laundering
Money Laundering                                                                          Prevention Officer
Prevention Officer
                                Advisory Capital Strategies                               Money Laundering
                                Group Inc.                                                Prevention Officer

                                Advisory Convertible Arbitrage LLC                        Money Laundering
                                                                                          Prevention Officer

                                Advisory Quantitative                                     Money Laundering
                                Equity (General Partner) LLC                              Prevention Officer

                                Advisory Select LLC                                       Money Laundering
                                                                                          Prevention Officer

                                American Enterprise                                       Money Laundering
                                Investment Services, Inc.                                 Prevention Officer

                                American Enterprise Life                                  Money Laundering
                                Insurance Company                                         Prevention Officer

                                American Express Asset Management                         Money Laundering
                                Group, Inc.                                               Prevention Officer

                                American Express Asset Management                         Money Laundering
                                International, Inc.                                       Prevention Officer

                                American Express                                          Money Laundering
                                Certificate Company                                       Prevention Officer

                                American Express Client                                   Money Laundering
                                Service Corporation                                       Prevention Officer

                                American Express Corporation                              Money Laundering
                                                                                          Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Inc.                                             Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Japan Inc.                                       Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Alabama Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Arizona Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Idaho Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Maryland Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Massachusetts Inc.                              Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Nevada Inc.                                     Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of New Mexico Inc.                                 Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Oklahoma Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Texas Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Wyoming Inc.                                    Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Kentucky, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Maryland, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Mississippi, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Pennsylvania, Inc.

                                American Express Trust Company                            Money Laundering
                                                                                          Prevention Officer

                                American Partners Life                                    Money Laundering
                                Insurance Company                                         Prevention Officer

                                AMEX Assurance Company                                    Money Laundering
                                                                                          Prevention Officer

                                Boston Equity General                                     Money Laundering
                                Partner LLC                                               Prevention Officer

                                IDS Cable Corporation                                     Money Laundering
                                                                                          Prevention Officer

                                IDS Cable II Corporation                                  Money Laundering
                                                                                          Prevention Officer

                                IDS Capital Holdings Inc.                                 Money Laundering
                                                                                          Prevention Officer

                                IDS Insurance Agency of Utah Inc.                         Money Laundering
                                                                                          Prevention Officer

                                IDS Life Insurance Company                                Money Laundering
                                                                                          Prevention Officer

                                IDS Life Series Fund, Inc.                                Money Laundering
                                                                                          Prevention Officer

                                IDS Life Variable Annuity                                 Money Laundering
                                Funds A & B                                               Prevention Officer

                                IDS Management Corporation                                Money Laundering
                                                                                          Prevention Officer

                                IDS Partnership Services                                  Money Laundering
                                Corporation                                               Prevention Officer

                                IDS Property Casualty                                     Money Laundering
                                Insurance Company                                         Prevention Officer

                                IDS Realty Corporation                                    Money Laundering
                                                                                          Prevention Officer

                                Investors Syndicate                                       Money Laundering
                                Development Corporation                                   Prevention Officer

Lori J. Larson                  American Express Financial                                Vice President - Advisor
Vice President - Advisor        Advisors Inc.                                             Field Force Growth Active &
Field Force Growth Active &                                                               Retention
Retention

Daniel E. Laufenberg            American Express Financial                                Vice President and Chief
Vice President and Chief        Advisors Inc.                                             U.S. Economist
U.S. Economist

Jane W. Lee                     American Express Financial                                Vice President and General
Vice President and General      Advisors Inc.                                             Manager Platinum Active
Manager Platinum Financial                                                                Financial Services
Services

Catherine M. Libbe              American Express                                          Vice President - Marketing & Product
Vice President -                Financial Advisors Inc.                                   Retirement Services
Marketing  & Product
Retirement Services

Diane D. Lyngstad               American Express Financial                                Vice President - Comp
Vice President - Comp           Advisors Inc.                                             and Licensing Services
and Licensing Services
                                American Express Client                                   Director, Vice President and Chief
                                Service Corporation                                       Financial Officer

Thomas A. Mahowald              American Express Financial                                Vice President - Equity Research
Vice President - Equity         Advisors Inc.
Research

Timothy J. Masek                American Express Financial                                Vice President - Fixed Income Research
Vice President - Fixed          Advisors Inc.
Income Research

Mark T. McGannon                American Express Financial                                Vice President and
Vice President and              Advisors Inc.                                             General Manager - Products Sales
General Manager -
Products Sales

Brian J. McGrane                American Express                                          Vice President - Lead Financial
Vice President -                Financial Advisors Inc.                                   Officer Finance
Lead Financial Officer
Finance                         Advisory Capital Partners LLC                             Vice President and Chief Financial
                                                                                          Officer

                                Advisory Capital                                          Vice President and Chief Financial
                                Strategies Group Inc.                                     Officer

                                Advisory Convertible                                      Vice President and Chief Financial
                                Arbitrage LLC                                             Officer

                                Advisory Quantitative Equity                              Vice President and Chief Financial
                                (General Partner) LLC                                     Officer

                                Advisory Select LLC                                       Vice President and Chief Financial
                                                                                          Officer

                                American Express Asset                                    Vice President and Chief Financial
                                Management Group Inc.                                     Officer

                                American Express                                          Vice President and Chief Financial
                                Certificate Company                                       Officer

                                Boston Equity General                                     Vice President and Chief Financial
                                Partner LLC                                               Officer

Sarah M. McKenzie               American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Managed and Brokerage Products
Managed and Brokerage
Products

Penny J. Meier                  American Express                                          Vice President - Business
Vice President - Business       Financial Advisors Inc.                                   Transformation/Six Sigma
Transformation/Six Sigma

Paula R. Meyer                  American Express Financial                                Senior Vice President and General
Senior Vice President           Advisors Inc.                                             Manager - Mutual Funds
and General
Manager - Mutual Funds          American Express Certificate                              Director, President Chairman of the
                                Company                                                   Board and Chief Executive Officer

                                American Express                                          Director and President
                                International Deposit
                                Company

                                American Express                                          Director
                                Trust Company

                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

Holly Morris                    American Express                                          Senior Vice President -
Senior Vice President -         Financial Advisors Inc.                                   Technologies
Technologies

Rebecca A. Nash                 American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Service Operations
Service Operations
                                AMEX Assurance Company                                    Vice President -
                                                                                          Insurance

                                IDS Property Casualty                                     Vice President -
                                Insurance Company                                         Insurance

Roger Natarajan                 American Enterprise Life                                  Director
Vice President - Finance        Insurance Company

                                American Express Financial                                Vice President - Finance
                                Advisors Inc.

                                American Partners Life                                    Director
                                Insurance Company

                                IDS Life Insurance Company                                Director

Francois B. Odouard             American Express Financial                                Vice President - Brokerage
Vice President -                Advisors Inc.
Brokerage

Michael J. O'Keefe              American Express Financial                                Vice President - Advisory
Vice President - Advisory       Advisors Inc.                                             Business Systems
Business Systems

Paul Pearson
Vice President - SPS
and External Products

Kristi L. Petersen              American Express Asset                                    Vice President and Assistant Secretary
Vice President - SPS and        Management Group Inc.
External Products
                                American Express Financial                                Vice President - One Account
                                Advisors Inc.                                             and Cash

                                IDS Cable Corporation                                     Director, President and Chief Executive
                                                                                          Officer

                                IDS Cable II Corporation                                  Director, President and Chief Executive
                                                                                          Officer

                                IDS Futures Corporation                                   Director, President and Chief Executive
                                                                                          Officer

                                IDS Management Corporation                                Director, President and Chief Executive
                                                                                          Officer

                                IDS Partnership Services                                  Director, President and Chief Executive
                                Corporation                                               Officer

                                IDS Realty Corporation                                    Director, President and Chief Executive
                                                                                          Officer

Teresa J. Rasmussen             American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel
                                American Centurion Life                                   Counsel and Assistant Secretary
                                Assurance Company

                                American Express Corporation                              Vice President

                                IDS Life Insurance Company                                Vice President, General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Insurance Company   20 Madison Ave. Extension    Assistant General Counsel and
                                of New York                  Albany, NY 12205-0555        Assistant Secretary

                                American Partners                                         Vice President and General Counsel
                                Life Insurance Company

Lisa Reitsma
Vice President - Finance
Emerging Technologies

Mark A. Riordan                 American Express                                          Vice President - Finance
Vice President - Finance        Financial Advisors Inc.                                   Emerging Technologies
Emerging Technologies

ReBecca K. Roloff               American Express Financial                                Senior Vice President - GFS
Senior Vice President -         Advisors Inc.
GFS

Andrew C. Schell                American Express Financial                                Vice President - Strategy
Vice President - Strategy       Advisors Inc.                                             and Planning
and Planning

Gary A. Scott                   American Express                                          Vice President - Client Acquisition
Vice President -                Financial Advisors Inc.                                   Marketing and Services
Client Acquisition
Marketing and Services

Jacqueline M. Sinjem            American Express Financial                                Vice President - Plan Sponsor
Vice President - Plan           Advisors Inc.                                             Services
Sponsor Services
                                American Express Trust                                    Vice President
                                Company

Peter L. Slattery               Advisory Select LLC                                       President and Chief Operating
Vice President - Marketing                                                                Officer
Officer Development
                                American Express Asset                                    Senior Vice President
                                Management Group Inc.

                                IDS Futures Brokerage                                     General Manager and Director
                                Group

                                IDS Futures Corporation                                   Vice President and Treasurer

Bridget Sperl                   American Enterprise                                       Director, President and Chief
Senior Vice President -         Investment Services Inc.                                  Executive Officer
Client Service
Organization                    American Express Client                                   Director, Chairman of the Board;
                                Service Corporation                                       President and Chief Executive Officer

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service Organization

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company


Lisa A. Steffes                 American Express Financial                                Vice President - Marketing
Vice President - Marketing      Advisors Inc.                                             Officer Development
Officer Development
                                AMEX Assurance Company                                    Director

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

David K. Stewart                American Centurion Life                                   Vice President and Controller
Vice President -                Assurance Company
AEFA Controller
and Treasurer                   American Enterprise                                       Treasurer
                                Investment Services Inc.

                                American Enterprise Life                                  Vice President, Controller and
                                Insurance Company                                         Treasurer

                                American Express                                          Vice President - AEFA Controller
                                Financial Advisors Inc.                                   and Treasurer

                                American Partners Life                                    Vice President and Controller
                                Insurance Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company of New York

Caroline Stockdale-Boon         American Express                                          Senior Vice President -
Senior Vice President -         Financial Advisors Inc.                                   Human Resources
Human Resources

Jeffrey J. Stremcha             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

John T. Sweeney                 American Express Financial                                Vice President - Lead
Vice President - Lead           Advisors Inc.                                             Financial Officer, Products Group
Financial Officer -
Products Group                  AMEX Assurance Company                                    Director

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director

William F. "Ted" Truscott       Advisory Capital Strategies                               Director
Senior Vice President and       Group Inc.
Chief Investment Officer
                                American Express Asset                                    Director and Chairman of the Board,
                                Management Group Inc.                                     Chief Investment Officer

                                American Express Asset                                    Director
                                Management International Inc.

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Investment Officer

                                IDS Capital Holdings Inc.                                 Director and President

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing Group LLC                            Manager

George F. Tsafaridis            American Express                                          Vice President - Quality & Service
Vice President -                Financial Advisors Inc.                                   Support
Quality & Service Support

Ramanathan Venkataramana        American Express Financial                                Vice President - Technologies III
Vice President -                Advisors Inc.
Technologies III

Peter S. Velardi                American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Andrew O. Washburn              American Express                                          Vice President - Mutual Fund Marketing
Vice President -                Financial Advisors Inc.
Mutual Fund Marketing

Beth E. Weimer                  American Express Financial                                Vice President and Chief
Vice President and              Advisors Inc.                                             Compliance Officer
Chief Compliance Officer
                                American Enterprise                                       Chief Compliance Officer
                                Investment Services Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management Group Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management International Inc.

                                American Express Client                                   Chief Compliance Officer
                                Service Corporation

                                IDS Life Insurance Company                                Chief Compliance Officer

Jeffery A. Williams             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Cross-Sell/Strategic
Cross-Sell/Strategic                                                                      Management
Management

William J. Williams             American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Dianne L. Wilson                American Express                                          Vice President - Insurance Operations
Vice President -                Financial Advisors Inc.
Insurance Operations
                                Amex Assurance Company                                    Director and Senior Vice President

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                AMEX Assurance Company                                    Director and Senior Vice President

                                IDS Property Casualty Company                             Director and Senior Vice President

Michael D. Wolf                 American Express Asset                                    Executive Vice President
Vice President and Senior       Management Group Inc.
Portfolio Manager
                                American Express Financial                                Vice President and Equity
                                Advisors Inc.                                             Senior Portfolio Manager

Michael R. Woodward             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 26. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with              Offices with Registrant
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General               None
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -                None
                                                        Retirement Services and
                                                        Asset Management Group

         John M. Baker                                  Vice President - Chief                 None
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service               None
                                                        Development

         Timothy V. Bechtold                            Vice President -                       None
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President and Chief        None
                                                        Financial Officer

         Walter S. Berman                               Director and Senior Vice President     None

         Robert C. Bloomer                              Vice President - Technologies III      None

         Leslie H. Bodell                               Vice President - Technologies I        None

         Rob Bohli                                      Group Vice President -                 None
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -                 None
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -                 None
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund           None
                                                        Business Development

         Kenneth J. Ciak                                Vice President and                     None
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Martin T. Cole                                 Group Vice President - Southwest       None

         Paul A. Connolly                               Vice President - RL HR/US Retail       None

         James M. Cracchiolo                            Director, Chairman of the Board        None
                                                        and Chief Executive Officer

         Colleen Curran                                 Vice President and                     None
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee              None
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -                 None
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -                 None
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -                 None
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial             None
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace              None
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior                None
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative              None
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage             None
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment            Treasurer
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -             None
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President - CAO - AEFA            None
                                                        Investment Management

         Gary W. Gassmann                               Group Vice President -                 None
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         John C. Greiber                                Group Vice President -                 None
                                                        Minnesota/Iowa

         Steven Guida                                   Vice President -                       None
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -                None
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income          None
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -                       None
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -                None
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -                 None
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -                 None
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Carol A. Holton                                Vice President - Third                 None
                                                        Party Distribution

         Debra A. Hutchinson                            Vice President - Technologies I        None

         Diana R. Iannarone                             Group Vice President -                 None
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -                 None
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -                       None
                                                        Compensation and Licensing
                                                        Services

         Jody M. Johnson                                Group Vice President -                 None
                                                        Twin Cities Metro

         Paul R. Johnston                               Secretary

         Nancy Jones                                    Vice President - Advisor               None
                                                        Marketing

         William A. Jones                               Vice President - Technologies III      None

         John C. Junek                                  Senior Vice President and              None
                                                        General Counsel

         Ora J. Kaine                                   Vice President -                       None
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -                None
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -                 None
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic             None
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention            Non
                                                        Officer

         Mitre Kutanovski                               Group Vice President -                 None
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor               None
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President and Chief               None
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General               None
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing             None
                                                        & Product Services

         Diane D. Lyngstad                              Vice President - Comp and              None
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President - Equity Research       None

         Timothy J. Masek                               Vice President -                       None
                                                        Fixed Income Research

         Mark T. McGannon                               Vice President and General             None
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President - LFO Finance           None

         Dean O. McGill                                 Group Vice President -                 None
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and           None
                                                        Brokerage Products

         Penny Meier                                    Vice President - Business              None
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and              President
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -                None
                                                        Technologies

         Rebecca Nash                                   Vice President - Service               Non
                                                        Operations

         Roger Natarajan                                Vice President - Finance               None

         Thomas V. Nicolosi                             Group Vice President -                 None
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -                 None
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage             None

         Michael J. O'Keefe                             Vice President -                       None
                                                        Advisory Business Systems

         Kristi L. Petersen                             Vice President - ONE Account           None
                                                        and Cash

         John G. Poole                                  Group Vice President -                 None
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -                 None
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Teresa J. Rasmussen                            Vice President and                     None
                                                        Assistant General Counsel


         Michael J. Rearden                             Group Vice President -                 None
                                                        Southern Florida

         Ralph D. Richardson III                        Group Vice President -                 None
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                              Senior Vice President -                None
                                                        GFS

         Maximillian G. Roth                            Group Vice President -                 None
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -                 None
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Strategy              None
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -                None
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client                None
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan                  None
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -                 None
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget Sperl                                  Senior Vice President -                None
                                                        Client Service Organization

         Paul J. Stanislaw                              Group Vice President -                 None
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -                       None
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller       None
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -                None
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I        None

         John T. Sweeney                                Vice President - Lead Financial        None
                                                        Officer, Products Group

         Joe Sweeney                                    Senior Vice President,                 None
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -                 None
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -                 None
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President -                Board member and
                                                        Chief Investment Officer               Vice President

         George F. Tsafaridis                           Vice President - Quality &             None
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -                 None
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                      Vice President - Technologies III      None

         Peter S. Velardi                               Senior Vice President -                None
                                                        Field Management

         Andrew O. Washburn                             Vice President -                       None
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -                 None
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and                     None
                                                        Chief Compliance Officer

         Phil Wentzel                                   Vice President - Finance               None

         Jeffrey A. Williams                            Senior Vice President -                None
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -                None
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance             None
                                                        Operations

         Gayle W. Winfree                               Group Vice President -                 None
                                                        Delta States

         Michael D. Wolf                                Vice President - Equity Senior         None
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk      None
                                                        Management

         Michael R. Woodward                            Senior Vice President -                None
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 26 (c).   Not Applicable.

Item 27.       Location of Accounts and Records

               American Express Financial Corporation
               70100 AXP Financial Center
               Minneapolis, MN  55474

Item 28.       Management Services

               Not Applicable.

Item 29.       Undertakings

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Special Tax-Exempt Series Trust, certifies that it meets the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 26th day of August, 2004.

AXP SPECIAL TAX-EXEMPT SERIES TRUST

By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President


By /s/   Jeffrey P. Fox
   ----------------------
         Jeffrey P. Fox, Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of August, 2004.


Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Trustee
---------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Trustee
-----------------------
     Livio D. DeSimone

/s/  Anne P. Jones*                                  Trustee
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Trustee
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Alan K. Simpson*                                Trustee
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Trustee
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Trustee
-------------------------
     William F. Truscott


* Signed pursuant to Directors/Trustees' Power of Attorney, dated July 7, 2004, filed herewith as Exhibit (q)(1) to Registrant's Post-Effective Amendment
   No. 39 by:



/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 39 TO REGISTRATION STATEMENT NO. 33-5102

This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

PART A

          Prospectus for AXP California, Massachusetts, Michigan, Minnesota, New York and Ohio Tax-Exempt Funds.

          Prospectus for AXP Insured Tax-Exempt Fund.

PART B

          Statement of Additional Information and Financial Statements for AXP California, Massachusetts, Michigan, Minnesota, New York and Ohio Tax-Exempt Funds.

          Statement of Additional Information and Financial Statements for AXP Insured Tax-Exempt Fund.

PART C

          Other information.

          Exhibits.

The signatures.